UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semiannual Report ∎ June 30, 2018
TIAA-CREF Life Funds
The semiannual report contains the financial statements (unaudited).

Fund name	Ticker

Growth Equity Fund	TLGQX

Growth & Income Fund	TLGWX

Large-Cap Value Fund	TLLVX

Real Estate Securities Fund	TLRSX

Small-Cap Equity Fund	TLEQX

Social Choice Equity Fund	TLCHX

Stock Index Fund	TLSTX

International Equity Fund	TLINX

Bond Fund	TLBDX

Money Market Fund	TLMXX

Balanced Fund	TLBAX

Understanding this report

This semiannual report contains information about the TIAA-CREF Life Funds and describes their results for the six months ended June 30, 2018. The report contains four main sections:

•	A market review from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2018.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please read that fund’s latest prospectus.

The TIAA-CREF Life Funds serve as underlying investment vehicles for certain variable annuity and variable life insurance separate accounts. The returns of the funds shown in this review do not reflect the administrative expense and the mortality and expense risk charges of these separate accounts. Because of these additional deductions, the returns contractholders of these separate accounts will experience are lower, for the same periods, than the figures shown here. For more information on the performance of your variable annuity and variable life insurance separate accounts, please visit TIAA.org.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     3

Market review

Global equity markets generated mixed results during the first six months of 2018 amid rising U.S. interest rates and uneven economic growth overseas. The U.S. economy expanded at a healthy pace, and domestic stocks gained ground during the period. The Federal Reserve raised the federal funds target rate twice during the period in response to the economy’s continued growth. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, possibly reflecting uncertainty about the pace of future economic expansion. Growth of some foreign economies slowed, and international stocks recorded losses. Central banks in Europe committed to maintaining historically low benchmark interest rates well into 2019.

•	Returns for the eight TIAA-CREF Life Funds that invest primarily in equities ranged from a decline of 4.8% for the International Equity Fund to a gain of 10.9% for the Growth Equity Fund.

•	The Balanced Fund advanced 0.3%, while the Bond Fund fell 2.0%.

•	The majority of TIAA-CREF Life Funds (including the Money Market Fund) either outperformed or matched their respective benchmarks for the six-month period.

TIAA-CREF Life Funds performance review

In the first half of 2018, the majority of TIAA-CREF Life Funds either outpaced or performed in line with their respective benchmarks. Domestic growth stocks outperformed value shares, and smaller-cap equities outpaced large-cap stocks. U.S.-based equities surpassed international stocks, and equities generally outpaced fixed-income securities.

The Growth Equity Fund and the Growth & Income Fund gained 10.9% and 4.2%, correspondingly, and outpaced their respective benchmarks. The Large-Cap Value Fund declined 1.2% but also outperformed its benchmark.

The Small-Cap Equity Fund gained 4.6%, but trailed the performance of its benchmark, the Russell 2000® Index. The Real Estate Securities Fund advanced 1.6%, outperforming its benchmark, the FTSE Nareit All Equity REITs Index.

The Social Choice Equity Fund, which does not invest in certain stocks because of its environmental, social and governance criteria, gained 2.5%, but underperformed its benchmark. The Stock Index Fund returned 3.2%, closely tracking its benchmark.

With respect to foreign developed-markets, the International Equity Fund declined 4.8% and underperformed its benchmark, the MSCI EAFE Index.

In the fixed-income category, the Bond Fund fell 2.0% and trailed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

The Balanced Fund, which invests in stock and bond funds, returned 0.3%, matching the performance of its composite index benchmark, while the Money Market Fund benefited from two more U.S. interest-rate hikes during the period.

For full details on all of the TIAA-CREF Life Funds, please see the commentaries starting on page 10.

4     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Domestic stocks advanced

The U.S. stock market, as measured by the broad-based Russell 3000® Index, returned 3.2% for the six-month period, responding to continued economic growth amid rising but moderate inflation. Domestic equity markets struggled with increased volatility during the first three months of the period but recorded solid gains in the final three months.

Foreign equities, as represented in U.S.-dollar terms by the MSCI EAFE Index, fell 2.7%.

U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, declined 1.6%, reflecting two interest-rate increases by the Federal Reserve and generally rising rates during the period. Corporate bonds were the weakest performing fixed-income sector.

Brad Finkle

How to manage uncertainty

We are now in the second-longest period of economic expansion in U.S. history. The bull market for domestic stocks recently celebrated its remarkable ninth anniversary. But amid these impressive developments, there are also reasons for concern. U.S. bond yields are moving in ways that have historically warned of potential economic trouble ahead, with short-term yields showing greater increases than those for long-term bonds. Some economies in Europe and elsewhere overseas, which had been expanding in stride with the United States, now appear to be slowing. Increasing global political tensions, along with the unpredictable economic consequences of new trade tariffs, are factors worthy of caution.

It is impossible to anticipate the future direction or pace of financial markets, but change itself is a certainty. Keeping long-term goals in mind, we believe a well-balanced and diversified portfolio of financial assets is a wise and prudent way for investors to manage market change, whatever it may be. (Of course, diversification does not guarantee against market loss.)

As always, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or

•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Fund management

The TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     7

About the funds’ benchmarks

Fixed-income Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Multi-asset Class Indexes

Composite index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Bloomberg Barclays U.S. Aggregate Bond Index). The Fund’s composite benchmark combines those public indexes in proportions that reflect the Fund’s target market sector allocations.

Broad market index

The Morningstar Moderately Conservative Target Risk Index has a 40% global equity market exposure based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderately Conservative Target Risk Index reflect a multi-asset class exposure and similar risk profile as the Balanced Fund.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

FTSE International Limited (“FTSE”) © FTSE 2018. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2018–June 30, 2018).

Actual expenses

The first line in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     9

Growth Equity Fund

Performance for the six months ended June 30, 2018

The Growth Equity Fund returned 10.85% for the period, compared with the 7.25% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2018, the Fund returned 27.33%, versus 22.51% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

The broad U.S. stock market, as measured by the Russell 3000® Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2018, the Russell 1000 Growth Index posted an average annual return of 11.83%, versus the 8.49% average annual return of the Russell 1000 Value Index.

Fund produced double-digit gains, surpassed its benchmark

Seven of the eleven industry sectors of the Russell 1000 Growth Index produced positive returns for the six months. Consumer discretionary (up 14.2%) and information technology (up 12.2%) contributed most to the index’s return. Together, these two sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2018. The utilities, health care, financials, energy and real estate sectors each produced single-digit returns. Telecommunication services (down 4.7%) was the worst-performing sector. The consumer staples, materials and industrials sectors each generated slightly smaller losses.

The Fund produced solid gains and outperformed its benchmark through a combination of favorable stock selection and sector allocation. An overweight position in Netflix, which had triple-digit returns during the period, had the largest impact on the Fund’s relative performance. Overweight positions in technology companies Adobe Systems and Intuit also aided relative performance.

By contrast, an out-of-benchmark position in Walmart, which reported slower online sales growth, was the largest detractor from the Fund’s performance versus its benchmark. Overweight positions in Starbucks, which lowered its sales forecast, and in diversified industrial company Parker-Hannifin, which performed poorly, also hurt the Fund’s relative performance.

10     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth Equity Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth Equity Fund	4/3/00	10.85%	27.33%	17.65%	11.74%	0.59%	0.52%
Russell 1000® Growth Index	—	7.25	22.51	16.36	11.83	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Growth Equity Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,108.53	$2.72
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half- year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     11

Growth Equity Fund

Fund profile

as of 6/30/2018
Net assets	$109.90 million
Portfolio turnover rate*	46%
Number of holdings	81
Weighted median market capitalization	$99.92 billion
Price/earnings ratio (weighted 12-month trailing average)†	39.79

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	73.8
More than $15 billion–$50 billion	21.1
More than $2 billion–$15 billion	5.1
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Information technology	52.0
Consumer discretionary	19.0
Health care	13.1
Industrials	7.5
Consumer staples	2.8
Materials	2.2
Energy	0.9
Financials	0.8
Telecommunication services	0.2
Short-term investments, other assets & liabilities, net	1.5
Total	100.0

12     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth & Income Fund

Performance for the six months ended June 30, 2018

The Growth & Income Fund returned 4.23% for the period, compared with the 2.65% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2018, the Fund returned 16.91%, versus 14.37% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

The S&P 500 Index, a market capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy, underperformed the 3.22% return of the Russell 3000® Index, a broad measure of the U.S. stock market comprised of small-, mid- and large-cap stocks. A portion of the Russell 3000 Index consists of small-cap equities, which surpassed large caps for the period.

For the ten years ended June 30, 2018, the S&P 500 Index had an average annual return of 10.17%, versus the 10.23% average annual return of the Russell 3000 Index.

Fund advanced, outpaced its benchmark

Six of the eleven industry sectors within the S&P 500 Index gained ground for the six months. Consumer discretionary (up 11.5%), information technology (up 10.8%)—the largest sector in the benchmark—and energy (up 6.8%) performed best. Together, these three sectors represented close to one-half of the total market capitalization of the index on June 30, 2018. Consumer staples (down 9.0%) and telecommunication services (down 8.4%) were the worst performers.

Favorable stock selection helped the Fund outperform its benchmark. The top contributor was an overweight position in Netflix, which was bolstered by the success of its original content and subscriber growth outside the United States. Next was an out-of-benchmark investment in World Wrestling Entertainment, followed by an overweight position in technology company salesforce.com.

Some of the Fund’s holdings detracted, the largest of which was an out-of-benchmark position in Universal Display. The manufacturer of organic light-emitting diode technologies reported disappointing revenue growth. The next-largest detractors were overweight positions in poorly performing diversified industrial company Parker-Hannifin and flooring manufacturer Mohawk Industries.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     13

Growth & Income Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Growth & Income Fund	4/3/00	4.23%	16.91%	13.84%	10.59%	0.58%	0.52%
S&P 500® Index	—	2.65	14.37	13.42	10.17	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Growth & Income Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,042.32	$2.63
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

14     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Growth & Income Fund

Fund profile

as of 6/30/2018
Net assets	$147.97 million
Portfolio turnover rate*	28%
Number of holdings	321
Weighted median market capitalization	$78.67 billion
Price/earnings ratio (weighted 12-month trailing average)†	35.57

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	60.8
More than $15 billion–$50 billion	20.9
More than $2 billion–$15 billion	17.6
$2 billion or less	0.7
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Information technology	27.2
Health care	15.0
Consumer discretionary	14.3
Financials	11.5
Industrials	10.1
Consumer staples	8.8
Energy	6.8
Materials	3.9
Utilities	1.6
Telecommunication services	0.4
Real estate	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     15

Large-Cap Value Fund

Performance for the six months ended June 30, 2018

The Large-Cap Value Fund returned –1.21% for the period, compared with the –1.69% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2018, the Fund returned 7.03%, versus 6.77% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

The broad U.S. stock market, as measured by the Russell 3000® Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2018, the Russell 1000 Value Index generated an average annual gain of 8.49%, compared to the 11.83% average annual return of the Russell 1000 Growth Index.

Fund was more resilient than its benchmark

Six of the eleven industry sectors of the Russell 1000 Value Index posted losses for the six months. Consumer staples (down 11.7%) was the worst-performing sector. Telecommunication services (down 10.0%) and industrials (down 7.1%) were next in line, followed by financials (down 4.6%). Financials—the index’s largest sector—was hurt by concerns about banks’ profitability. Together, these four sectors represented close to one-half of the benchmark’s total market capitalization on June 30, 2018. Energy (up 7.9%) produced the strongest return amid rising oil prices, and information technology (up 4.9%) benefited from a positive earnings outlook for companies in the sector.

The Fund outperformed its benchmark on the strength of several successful stock choices, led by out-of-index positions in aircraft manufacturer Bombardier and Pandora Media. Bombardier showed good progress on its multiyear turnaround program, while Pandora benefited from higher subscription revenue. Nonbenchmark holdings in Teva Pharmaceutical Industries and semiconductor maker Advanced Micro Devices also helped. Unfavorable stock allocations dampened these positive effects. The biggest detractor was an overweight position in Kraft Heinz, followed by a lack of exposure to Twenty-First Century Fox and an out-of-benchmark investment in industrial company Triumph.

16     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Large-Cap Value Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Large-Cap Value Fund	10/28/02	–1.21%	7.03%	9.59%	8.49%	0.63%	0.52%
Russell 1000® Value Index	—	–1.69	6.77	10.34	8.49	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Large-Cap Value Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$987.94	$2.56
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     17

Large-Cap Value Fund

Fund profile

as of 6/30/2018
Net assets	$75.46 million
Portfolio turnover rate*	34%
Number of holdings	179
Weighted median market capitalization	$37.31 billion
Price/earnings ratio (weighted 12-month trailing average)†	45.40

*	The portfolio turnover rate covers the six-period from January 1, 2018–June 30, 2018 is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	45.8
More than $15 billion–$50 billion	24.9
More than $2 billion–$15 billion	26.3
$2 billion or less	3.0
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Financials	21.6
Health care	13.4
Energy	13.0
Information technology	12.2
Consumer discretionary	10.4
Industrials	8.0
Materials	6.5
Consumer staples	6.2
Telecommunication services	4.5
Utilities	2.8
Real estate	0.6
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

18     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Real Estate Securities Fund

Performance for the six months ended June 30, 2018

The Real Estate Securities Fund returned 1.55% for the period, compared with the 1.27% return of its benchmark, the FTSE Nareit All Equity REITs Index. For the twelve months ended June 30, 2018, the Fund returned 6.89%, versus 4.93% for the index.

REITs (real estate investment trusts), as measured by the benchmark index, posted positive returns for the six months, supported by favorable property fundamentals, a robust labor market and, despite an upward trend, a generally low interest-rate environment. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Amid continued U.S. economic growth, the Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices).

For the ten years ended June 30, 2018, the Fund’s benchmark posted an average annual gain of 8.30%, trailing the 10.23% average annual return of the Russell 3000®Index but surpassing the 3.72% average annual gain of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund produced gains, surpassed its benchmark

Among the benchmark’s 16 property sectors and subsectors, most advanced for the six months. The largest gains were seen in the self-storage (up 12.3%), lodging/resorts (up 8.5%) and timber REITs (up 7.1%) sectors. The largest declines were seen in diversified REITs (down 6.1%), shopping centers (down 4.6%) and data centers (down 3.1%).

For the six-month period, the Fund produced gains and surpassed its benchmark as a result of strong security selection. An out-of-benchmark position in technology services company GDS Holdings, which produced high double-digit gains, contributed most to relative performance, followed by an underweight investment in real estate investment manager Colony Capital. Overweight positions in Rexford Industrial Realty, an industrial REIT, and National Storage Affiliates Trust also contributed to the Fund’s relative performance versus the benchmark.

These positive effects were partly offset by overweight positions in QTS Realty Trust, Healthcare Trust of America and retail REIT Regency Centers Corporation, all of which struggled during the period. An underweight position in Public Storage, a self-storage company that is run as a real estate investment trust, detracted further.

During the period, the Fund also held stocks of several companies that are not REITs but engage in activities related to real estate.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     19

Real Estate Securities Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Real Estate Securities Fund	10/28/02	1.55%	6.89%	9.36%	8.21%	0.66%	0.57%
FTSE Nareit All Equity REITs Index	—	1.27	4.93	8.88	8.30	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Real Estate Securities Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,015.46	$2.85
5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

20     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Real Estate Securities Fund

Fund profile

as of 6/30/2018
Net assets	$73.98 million
Portfolio turnover rate*	12%
Number of holdings	66
Weighted median market capitalization	$12.58 billion
Price/earnings ratio (weighted 12-month trailing average)†	42.80

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	9.7
More than $15 billion–$50 billion	35.7
More than $2 billion–$15 billion	50.3
$2 billion or less	4.3
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Specialized REITs	25.9
Retail REITs	17.1
Residential REITs	16.4
Office REITs	11.7
Industrial REITs	10.4
Health care REITs	5.5
Hotel & resort REITs	3.4
Mortgage REITs	1.6
Diversified REITs	1.4
Data processing & outsourced services	1.4
IT consulting & other services	0.8
Real estate services	0.8
Homebuilding	0.5
Casinos & gaming	0.4
Real estate operating companies	0.3
Short-term investments, other assets & liabilities, net	2.4
Total	100.0

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     21

Small-Cap Equity Fund

Performance for the six months ended June 30, 2018

The Small-Cap Equity Fund returned 4.55% for the period, compared with the 7.66% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2018, the Fund returned 14.99%, versus 17.57% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

The broad U.S. stock market, as measured by the Russell 3000® Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended June 30, 2018, the Russell 2000 Index posted an average annual return of 10.60%, versus the 10.23% average annual return of the Russell 3000 Index.

Fund advanced but trailed its benchmark

All eleven industry sectors of the Russell 2000 Index advanced for the six months. The growth-oriented health care (up 16.3%) and information technology (up 13.8%) sectors posted the strongest gains and contributed most to the index’s return. Together, these two sectors represented nearly one-third of the benchmark’s total market capitalization on June 30, 2018. Returns for the remaining nine sectors lagged that of the index. Materials (up 0.5%) and industrials (up 0.7%) registered the smallest gains. Financials (up 4.9%)—the benchmark’s largest sector—fared better, supported by an improving regulatory environment.

The Fund underperformed its benchmark during the period, as certain stock selections did not perform as anticipated. The biggest detractor was an overweight position in Beacon Roofing Supply, whose earnings were hurt by severe winter weather and higher operating expenses. The next-largest detractors were overweight positions in mortgage insurer MGIC Investment, which cut premiums, and semiconductor intellectual property firm CEVA. These negative effects were tempered by several successful stock choices. The top contributor was an overweight holding in Insperity, a provider of human resources solutions that announced record operating results. The next-largest contributors were overweights in software firm MuleSoft and weight loss company Medifast.

22     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Small-Cap Equity Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Small-Cap Equity Fund	10/28/02	4.55%	14.99%	12.98%	10.74%	0.71%	0.53%
Russell 2000® Index	—	7.66	17.57	12.46	10.60	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Small-Cap Equity Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,045.54	$2.69
5% annual hypothetical return	1,000.00	1,022.17	2.66

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     23

Small-Cap Equity Fund

Fund profile

as of 6/30/2018
Net assets	$57.83 million
Portfolio turnover rate*	48%
Number of holdings	282
Weighted median market capitalization	$2.77 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.43

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $15 billion–$50 billion	0.9
More than $2 billion–$15 billion	66.2
$2 billion or less	32.9
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Information technology	16.5
Financials	16.2
Industrials	15.3
Health care	14.8
Consumer discretionary	12.5
Real estate	6.8
Energy	5.5
Utilities	4.1
Materials	4.0
Consumer staples	2.9
Telecommunication services	1.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

24     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Social Choice Equity Fund

Performance for the six months ended June 30, 2018

The Social Choice Equity Fund returned 2.54% for the period, compared with the 3.22% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2018, the Fund returned 13.72%, versus 14.78% for the index. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Because of its ESG criteria, the Fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect was that the Fund underperformed its benchmark.

Notable detractors among stocks the Fund omitted were Amazon.com, Adobe Systems and Facebook. Amazon.com continued to post impressive revenue, aided by the growing number of Prime subscribers and usage of Amazon Web Services (AWS). Adobe Systems reported strong revenues and announced a strategic acquisition. Facebook’s share price climbed, despite a data breach controversy surrounding the company’s association with Cambridge Analytica.

The Fund benefited by excluding some stocks, especially AT&T, Philip Morris and Comcast. AT&T reported disappointing earnings as wireless promotions and declines in entertainment and Internet profits weighed on results. Philip Morris suffered its largest one-day drop since 2008 as sales of its iQOS (heated-tobacco electronic cigarettes) device declined sharply. Comcast’s share price fell as its bid for British satellite broadcaster Sky was not well received by investors.

Fund advanced but trailed its benchmark

To compensate for the Fund’s exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Not all stocks held by the Fund performed as anticipated. An underweight investment in Apple and overweight positions in Charter Communications and Kraft Heinz all detracted from the Fund’s relative performance. Apple’s stock rose on news of a $100 billion share buyback and 16% dividend increase. The share price of Charter Communications declined as the company reported a greater-than-expected loss of video subscribers. The stock price of Kraft Heinz fell on disappointing sales.

Conversely, several positions made positive contributions. The best contributors were overweight positions in Netflix, salesforce.com and Mastercard. The share price of Netflix continued to hit all-time highs, benefiting from the success of its original content and subscriber growth outside the United States. Technology company salesforce.com reported two consecutive quarters of record sales. Mastercard saw impressive revenue growth helped by the ongoing transition to electronic payments and the increasing popularity of online shopping.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     25

Social Choice Equity Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Social Choice Equity Fund	4/3/00	2.54%	13.72%	11.90%	9.71%	0.33%	0.22%
Russell 3000® Index	—	3.22	14.78	13.29	10.23	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Social Choice Equity Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,025.44	$1.10
5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

26     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Social Choice Equity Fund

Fund profile

as of 6/30/2018
Net assets	$60.64 million
Portfolio turnover rate*	26%
Number of holdings	610
Weighted median market capitalization	$43.98 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.92

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	44.8
More than $15 billion–$50 billion	37.1
More than $2 billion–$15 billion	15.1
$2 billion or less	3.0
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Information technology	22.6
Financials	16.2
Health care	13.1
Consumer discretionary	12.5
Industrials	11.0
Consumer staples	6.4
Energy	5.9
Real estate	4.0
Materials	3.7
Utilities	3.3
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     27

Stock Index Fund

Performance for the six months ended June 30, 2018

The Stock Index Fund returned 3.17% for the period, compared with the 3.22% return of its benchmark, the Russell 3000®Index. For the twelve months ended June 30, 2018, the Fund returned 14.68%, versus 14.78% for the index.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

The broad U.S. stock market, as measured by the Russell 3000 Index, advanced 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.)

Six of eleven sectors posted gains

Six of the eleven industry sectors in the Fund’s benchmark posted positive performance for the six months. Information technology (up 11.1%)—the largest sector in the benchmark—and consumer discretionary (up 10.2%) contributed most to the index’s return. Energy (up 7.5%) and health care (up 3.5%) also produced solid gains. Together, these four sectors represented more than one-half of the total market capitalization of the index on June 30, 2018. Real estate (up 1.4%) and utilities (up 1.0%) also advanced, but they had minimal impact on the benchmark’s performance given their low weight. Consumer staples (down 8.0%) and telecommunication services (down 8.0%) were the worst performers during the period.

For the six-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Amazon.com performed best with sizable double-digit gains, followed by Microsoft. Apple was next in line, rising on strong revenue growth in its iPhone and wearables products. Facebook also posted solid results. Berkshire Hathaway, the conglomerate headed by Warren Buffet, suffered a loss, largely due to the implementation of a new accounting rule.

28     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Stock Index Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Stock Index Fund	1/4/99	3.17%	14.68%	13.22%	10.19%	0.12%	0.09%
Russell 3000® Index	—	3.22	14.78	13.29	10.23	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Stock Index Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,031.67	$0.45
5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report    29

Stock Index Fund

Fund profile

as of 6/30/2018
Net assets	$464.04 million
Portfolio turnover rate*	2%
Number of holdings	2,932
Weighted median market capitalization	$63.90 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.31

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

% of equity investments
Market capitalization	as of 6/30/2018
More than $50 billion	56.3
More than $15 billion–$50 billion	21.3
More than $2 billion–$15 billion	18.7
$2 billion or less	3.7
Total	100.0

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Information technology	24.4
Financials	14.1
Health care	13.7
Consumer discretionary	13.0
Industrials	10.2
Consumer staples	6.2
Energy	6.0
Real estate	3.8
Materials	3.1
Utilities	2.9
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.8
Total	100.0

30     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

International Equity Fund

Performance for the six months ended June 30, 2018

The International Equity Fund returned –4.81% for the period, compared with the –2.75% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2018, the Fund returned 6.60%, versus 6.84% for the index.

During the six-month period, uneven economic growth and trade tensions with the United States helped drive stock prices lower in both developed- and emerging-markets countries. Economic expansion in the European Union slowed during the first quarter of 2018, while China’s economy recorded strong growth in the first quarter of the year. Emerging-markets countries struggled with the impact of a stronger U.S. dollar and generally higher interest rates. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. The European Central Bank decided to end its bond-buying program—intended to support the euro area economy—by the end of 2018, but it signaled that it would leave benchmark interest rates at their present levels until at least the summer of 2019.

Most markets within the MSCI EAFE Index, which includes 21 developed nations outside North America, declined in U.S.-dollar terms. The strong U.S. dollar was a headwind to performance.

Fund underperformed its benchmark

The Fund lagged its benchmark during the period, primarily due to an out-of-benchmark investment in Grupo Supervielle and overweight positions in Credit Suisse and Daimler. Financial services company Grupo Supervielle was affected as Argentina’s central bank repeatedly hiked interest rates trying to stop the peso’s decline. Swiss banking giant Credit Suisse posted better-than-expected profits, but restructuring efforts weighed on the stock. Tariffs on vehicles exported from the United States to China hurt Daimler’s profit outlook.

By contrast, overweight positions in Kering, Linde and Sony aided the Fund’s relative performance. Paris luxury fashion group Kering reported strong sales driven by its Gucci brand. German industrial gases producer Linde benefited as profits rose and regulators approved its merger with Praxair. Sony reported strong earnings helped by its video game and home entertainment segments.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     31

International Equity Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
International Equity Fund	4/3/00	-4.81%	6.60%	6.98%	3.36%	0.70%	0.60%
MSCI EAFE Index	—	-2.75	6.84	6.44	2.84	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

International Equity Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$ 951.87	$2.90
5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

32     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

International Equity Fund

Fund profile

as of 6/30/2018
Net assets	$108.13 million
Portfolio turnover rate*	33%
Number of holdings	64
Weighted median market capitalization	$36.45 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.29

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition

Sector	% of net assets as of 6/30/2018
Consumer discretionary	30.3
Financials	21.6
Industrials	18.9
Materials	12.0
Information technology	7.3
Consumer staples	5.5
Energy	1.4
Real estate	1.0
Health care	1.0
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2018
More than $50 billion	26.7
More than $15 billion–$50 billion	41.4
More than $2 billion–$15 billion	31.2
$2 billion or less	0.7
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2018
Germany	19.0
Japan	18.4
France	17.7
United Kingdom	14.0
India	8.7
Italy	7.2
Switzerland	5.4
Denmark	1.6
9 other nations	5.7
Short-term investments	2.3
Total	100.0

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     33

Bond Fund

Performance for the six months ended June 30, 2018

The Bond Fund returned –2.04% for the period, compared with the –1.62% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2018, the Fund returned –0.45%, versus –0.40% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained strength over the six months.

The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices). The European Central Bank decided to end its bond-buying program—intended to support the euro area economy—by the end of 2018, but it signaled that it would leave benchmark interest rates at their present levels until at least the summer of 2019.

Fund underperformed its benchmark

For the six-month period, nearly all of the sectors in the benchmark delivered negative returns. Corporate bonds, which accounted for 25.3% of the index’s total market capitalization on June 30, 2018, declined most with a return of –3.3%. Municipals, the benchmark’s smallest sector, were next, falling 2.4%. U.S. Treasuries, the largest index sector with a weight of 37.2%, returned –1.1%, while mortgage-backed securities (MBS) declined 1.0%. The only sector to register positive performance was asset-backed securities, with a marginal gain.

The Fund underperformed its benchmark during the period, primarily due to an overweight position in corporate bonds. The government credit sector was the next-largest detractor, also the result of an overweight position relative to the benchmark.

These negative effects were partly offset by the U.S. Treasury sector, as the Fund’s underweight position proved beneficial. The Fund’s holdings of MBS also contributed to its relative performance, and yield curve positioning across the portfolio was generally beneficial.

34     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Bond Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Bond Fund	7/8/03	–2.04%	–0.45%	2.77%	3.87%	0.36%	0.35%
Bloomberg Barclays U.S. Aggregate Bond Index	—	–1.62	–0.40	2.27	3.72	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

Expense example

Six months ended June 30, 2018

Bond Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$ 979.63	$1.72
5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the Fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     35

Bond Fund

Fund profile

as of 6/30/2018
Net assets	$195.06 million
Portfolio turnover rate*	71%
Portfolio turnover rate, excluding mortgage dollar roll transactions*	66%
Number of issues	784
Option-adjusted duration†	5.67 years
Average maturity‡	7.81 years

*	The portfolio turnover rate covers the six-month period from January 1, 2018–June 30, 2018 and is not annualized.
†

Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.

‡	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition

% of net assets
Sector	as of 6/30/2018
Corporate bonds	26.5
U.S. Treasury securities	21.3
Foreign government & corporate bonds denominated in U.S. dollars	15.4
Mortgage-backed securities	13.3
Asset-backed securities	10.6
Commercial mortgage-backed securities	4.5
Bank loan obligations	0.6
Municipal bonds	0.5
U.S. agency securities	0.2
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	7.0
Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments) as of 6/30/2018
Less than 1 year	5.0
1–3 years	16.0
3–5 years	16.6
5–10 years	47.1
Over 10 years	15.3
Total	100.0

Holdings by credit quality

% of fixed-income investments
(excluding short-term investments) as of 6/30/2018
U.S. Treasury & U.S. agency securities*	37.2
Aaa/AAA	7.7
Aa/AA	3.8
A/A	15.0
Baa/BBB	28.5
Ba/BB	2.9
B/B	3.4
Below B/B	0.7
Non-rated	0.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

36     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Money Market Fund

Performance for the six months ended June 30, 2018

The Money Market Fund returned 0.71% for the period, compared with the 0.57% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018.

The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Yields on shorter-term U.S. Treasury securities rose more than those on longer-term government bonds, reflecting possible concerns about the prospects for the pace of growth in the future (bond yields move in the opposite direction of prices).

As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—continued to rise. For the six-month period, one-month LIBOR yields rose from 1.56% on January 2, 2018, to 2.09% on June 29, 2018. Over the same period, three-month LIBOR rose from 1.70% to 2.34%; six-month LIBOR rose from 1.84% to 2.50%; and twelve-month LIBOR rose from 2.11% to 2.76%. (LIBOR is an indication of the interest rates that banks expect to pay to other banks for loans on the London market and is the most widely used benchmark for short-term rates.)

Fund outperformed the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Fund outpaced that of the iMoneyNet government fund average for the six-month period. In pursuit of additional yield, the Fund increased its exposure to longer-dated floating-rate government agency securities, which benefited performance as short-term rates increased and was a key factor in the Fund’s outperformance. As of June 26, 2018, the Fund’s weighted average maturity (WAM) was 46 days, versus 31 days for the iMoneyNet government fund average, and this longer WAM also benefited the Fund’s relative performance. (iMoneyNet releases their data on a weekly basis, and June 26 was the last date of release for the month.)

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     37

Money Market Fund

Net annualized yield for the 7 days ended June 26, 2018§

	Current yield	Effective yield
Money Market Fund	1.72%	1.73%
iMoneyNet Money Fund Averages—All Government†	1.43	1.44

The current yield more closely reflects current earnings than does the total return.
§ Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	5 years	10 years	gross	net
Money Market Fund	7/8/03	0.71%	1.18%	0.35%	0.37%	0.26%	0.15%
iMoneyNet Money Fund Averages—All Government†	—	0.57	0.89	0.23	0.18	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does total return.

†

The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate notes. You cannot invest in it directly.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

38     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Money Market Fund

Expense example

Six months ended June 30, 2018

Money Market Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)
Actual return	$1,000.00	$1,007.12	$0.75
5% annual hypothetical return	1,000.00	1,024.05	0.75

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the Fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the Fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2018
Net assets	$79.94 million
Number of issues	132

Portfolio composition

% of net assets
Sector	as of 6/30/2018
U.S. government agency securities	59.6
U.S. Treasury securities	21.8
Floating-rate securities, government	17.4
Other assets & liabilities, net	1.2
Total	100.0

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     39

Balanced Fund

Performance for the six months ended June 30, 2018

The Balanced Fund returned 0.26% for the period, compared with the 0.26% return of its benchmark, the Balanced Fund Composite Index, which is a weighted average of the Russell 3000® Index, the MSCI EAFE Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2018, the Fund returned 6.57%, versus 6.28% for the index.

During the six-month period, the U.S. economy continued to grow, while inflation remained moderate. Unemployment fell to 3.8% in May, its lowest level in 18 years, and ended the period at 4.0%. Consumers responded to strengthening wage growth, a robust labor market and federal tax cut legislation, driving strong retail sales growth late in the period. The Federal Reserve raised the federal funds target rate on two occasions during the period, increasing the key short-term interest-rate measure to 1.75%–2.00%. Fed policymakers indicated that they anticipate at least two more rate increases in 2018. Core inflation, which includes all items except food and energy, rose 2.3% for the twelve months ended June 30, 2018. The price of oil increased, and the U.S. dollar gained ground against most major currencies over the six months.

U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.22%. Growth stocks outperformed value shares by a wide margin, and small caps surpassed mid- and large-cap equities for the period. (Returns by investment style and capitalization size are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, declined 2.75%. (The MSCI EAFE Index returns are in U.S. dollars.) The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, fell 1.62%, with the largest loss coming from the corporate bond sector.

Fund matched its benchmark, aided by strength in U.S. equity funds

For the six-month period, the Fund’s absolute performance benefited from the positive returns of U.S. stocks held by the underlying funds of the Balanced Fund. The Growth Equity Fund posted the largest gain.

The Fund’s performance was in line with its composite benchmark, helped by the relative strength of most of its underlying U.S. equity funds. Among them, the Growth Equity Fund was the largest contributor, followed by the Growth & Income Fund and the Large-Cap Value Fund.

Conversely, the Bond Fund detracted most from the Fund’s performance relative to its benchmark. The International Equity Fund and the Small-Cap Equity Fund also hurt the Fund’s relative performance.

40     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Balanced Fund

Performance as of June 30, 2018

		Total return		Average annual total return		Annual operating expenses*†
	Inception date	6 months	1 year	since inception		gross	net
Balanced Fund	1/31/14	0.26%	6.57%	6.41%		0.64%	0.51%
Balanced Fund Composite Index‡	—	0.26	6.28	6.35	§	—	—
Broad market indexes#
Morningstar Moderately Conservative Target Risk Index	—	–0.53	4.68	4.63	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	–1.62	–0.40	2.14	§	—	—
Russell 3000® Index	—	3.22	14.78	11.96	§	—	—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would have been lower.

Total returns for the shares of the Fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least April 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.

†

The gross and net annual operating expenses include acquired fund fees and expenses, which are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, shareholders bear these expenses indirectly because they reduce Fund performance.

‡

As of the close of business on June 30, 2018, the Balanced Fund Composite Index consisted of: 50.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Russell 3000 Index; and 10.0% MSCI EAFE Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

§	Performance is calculated from the inception date of the Fund.
#

On May 1, 2018, the Fund’s broad-market index comparisons were changed from the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 3000 Index to the Morningstar Moderately Conservative Target Risk Index (40% global equity market exposure). For additional information, please read the Fund’s current prospectus.

TIAA-CREF Life Funds  ◾  2018 Semiannual Report     41

Balanced Fund

Expense example

Six months ended June 30, 2018

Balanced Fund	Beginning account value (1/1/18)	Ending account value (6/30/18)	Expenses paid during period* (1/1/18–6/30/18)	Effective expenses paid during period† (1/1/18–6/30/18)
Actual return	$1,000.00	$1,002.58	$0.50	$2.53

5% annual hypothetical return	1,000.00	1,024.30	0.50	2.56

*

“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2018. The Fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the Fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the Fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the Fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the Fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 9.

Fund profile

as of 6/30/2018
Net assets	$61.81 million

Asset allocation

% of net assets
as of 6/30/2018
Equity

U.S. equity	40.1

International equity	9.9
Fixed income	49.9

Other assets & liabilities, net	0.1
Total	100.0

Target allocation

42     2018 Semiannual Report  ◾  TIAA-CREF Life Funds

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$576,499	0.5%

CAPITAL GOODS
9,668		Airbus SE	1,128,205	1.0
5,931		Boeing Co	1,989,910	1.8
3,553		Northrop Grumman Corp	1,093,258	1.0
		Other	2,137,048	2.0

			6,348,421	5.8

COMMERCIAL & PROFESSIONAL SERVICES			951,816	0.9

CONSUMER DURABLES & APPAREL
19,761		Nike, Inc (Class B)	1,574,556	1.4
		Other	550,291	0.5

			2,124,847	1.9

CONSUMER SERVICES
11,725		Marriott International, Inc (Class A)	1,484,385	1.4
		Other	795,404	0.7

			2,279,789	2.1

DIVERSIFIED FINANCIALS			866,840	0.8

ENERGY
7,926		EOG Resources, Inc	986,232	0.9

			986,232	0.9

FOOD & STAPLES RETAILING
20,362	n	Walmart, Inc	1,744,005	1.6

			1,744,005	1.6

FOOD, BEVERAGE & TOBACCO			803,518	0.7

HEALTH CARE EQUIPMENT & SERVICES
15,891		Abbott Laboratories	969,192	0.9
16,445	*	Cerner Corp	983,247	0.9
8,729	*	Edwards Lifesciences Corp	1,270,680	1.1
4,985	*	Intuitive Surgical, Inc	2,385,223	2.2
6,654		Stryker Corp	1,123,594	1.0
		Other	424,254	0.4

			7,156,190	6.5

HOUSEHOLD & PERSONAL PRODUCTS			530,664	0.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

MATERIALS
6,473		Praxair, Inc	$1,023,705	0.9%
3,403		Sherwin-Williams Co	1,386,961	1.3

			2,410,666	2.2

MEDIA
10,476		Walt Disney Co	1,097,990	1.0
		Other	94	0.0

			1,098,084	1.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
17,162		Gilead Sciences, Inc	1,215,756	1.1
4,435	*	Illumina, Inc	1,238,651	1.1
5,854	*	Jazz Pharmaceuticals plc	1,008,644	0.9
4,341		Lonza Group AG.	1,147,093	1.1
7,325	*	Vertex Pharmaceuticals, Inc	1,244,957	1.1
12,630		Zoetis, Inc	1,075,950	1.0
		Other	342,282	0.3

			7,273,333	6.6

RETAILING
3,453	*	Amazon.com, Inc	5,869,410	5.3
13,537		Expedia, Inc	1,627,012	1.5
10,983		Home Depot, Inc	2,142,783	1.9
29,296		Industria De Diseno Textil S.A.	997,649	0.9
1,937		Kering	1,091,111	1.0
6,158	*	NetFlix, Inc	2,410,426	2.2
		Other	638,617	0.6

			14,777,008	13.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,994		Broadcom, Inc	2,182,304	2.0
6,923		NVIDIA Corp	1,640,059	1.5
		Other	1,823,074	1.6

			5,645,437	5.1

SOFTWARE & SERVICES
19,926		Activision Blizzard, Inc	1,520,752	1.4
12,787	*	Adobe Systems, Inc	3,117,598	2.8
5,684	*	Alibaba Group Holding Ltd (ADR)	1,054,552	1.0
2,288	*	Alphabet, Inc (Class A)	2,583,587	2.3
3,901	*	Alphabet, Inc (Class C)	4,352,151	4.0
12,472		Automatic Data Processing, Inc	1,672,994	1.5
5,119	*	Baidu, Inc (ADR)	1,243,917	1.1
17,758	*	Facebook, Inc	3,450,735	3.1
14,961		Intuit, Inc	3,056,607	2.8
15,400		MasterCard, Inc (Class A)	3,026,408	2.8

44	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
66,992	n	Microsoft Corp		$6,606,081	6.0%
24,416	*	PayPal Holdings, Inc		2,033,120	1.8
22,302	*	salesforce.com, Inc		3,041,993	2.8
41,606		Tencent Holdings Ltd		2,089,261	1.9
27,577	*	Twitter, Inc		1,204,288	1.1
20,444		Visa, Inc (Class A)		2,707,808	2.5
		Other		3,652,628	3.3

				46,414,480	42.2

TECHNOLOGY HARDWARE & EQUIPMENT
11,762	n	Apple, Inc		2,177,264	2.0
35,577		Cisco Systems, Inc		1,530,878	1.4
10,742		TE Connectivity Ltd		967,425	0.9
		Other		523,780	0.4

				5,199,347	4.7

TELECOMMUNICATION SERVICES				171,379	0.2

TRANSPORTATION
4,131		FedEx Corp		937,985	0.9

				937,985	0.9

		TOTAL COMMON STOCKS	(Cost $68,399,378)	108,296,540	98.5

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,350,000		Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	1,350,000	1.3

				1,350,000	1.3

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
598,228	c	State Street Navigator Securities Lending Government Money Market Portfolio		598,228	0.5

				598,228	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,948,166)	1,948,228	1.8

		TOTAL PORTFOLIO	(Cost $70,347,544)	110,244,768	100.3
		OTHER ASSETS & LIABILITIES, NET		(343,662)	(0.3)

		NET ASSETS		$109,901,106	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2018

Abbreviation(s):

ADR	American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 6/30/2018, the aggregate value of securities on loan is $574,441.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Microsoft Corp, Put	16	$(1,952)	$87.50	9/21/18	$(1,456)
Walmart, Inc, Put	20	(1,920)	75.00	9/21/18	(980)

Total	36	$(3,872)			$(2,436)

46	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$783,642	0.5%

BANKS
93,907		Bank of America Corp	2,647,239	1.8
25,916	n	Citigroup, Inc	1,734,299	1.2
9,799		Comerica, Inc	890,925	0.6
29,616		JPMorgan Chase & Co	3,085,987	2.1
6,950		PNC Financial Services Group, Inc	938,945	0.6
		Other	1,959,703	1.3

			11,257,098	7.6

CAPITAL GOODS
3,900	n	Boeing Co	1,308,489	0.9
9,185		Caterpillar, Inc	1,246,129	0.8
11,649	n	Honeywell International, Inc	1,678,038	1.1
3,725	n	Northrop Grumman Corp	1,146,183	0.8
		Other	5,906,125	4.0

			11,284,964	7.6

COMMERCIAL & PROFESSIONAL SERVICES
12,319		Waste Management, Inc	1,002,027	0.7

			1,002,027	0.7

CONSUMER DURABLES & APPAREL			3,550,636	2.4

CONSUMER SERVICES			1,894,807	1.3

DIVERSIFIED FINANCIALS
6,445		CME Group, Inc	1,056,464	0.7
25,543		Morgan Stanley	1,210,738	0.8
		Other	1,817,081	1.2

			4,084,283	2.7

ENERGY
17,836	n	Chevron Corp	2,255,005	1.5
13,174	*	Continental Resources, Inc	853,148	0.6
12,505		EOG Resources, Inc	1,555,997	1.0
		Other	5,428,617	3.7

			10,092,767	6.8

FOOD & STAPLES RETAILING			441,183	0.3

FOOD, BEVERAGE & TOBACCO
26,750		Coca-Cola Co	1,173,255	0.8
5,085		Costco Wholesale Corp	1,062,664	0.7
22,022		Mondelez International, Inc	902,902	0.6
10,323		Philip Morris International, Inc	833,479	0.6
		Other	5,798,504	3.9

			9,770,804	6.6

HEALTH CARE EQUIPMENT & SERVICES
24,111		Abbott Laboratories	1,470,530	1.0
3,955	n	Anthem, Inc	941,409	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES—continued
12,704		Baxter International, Inc	$938,063	0.6%
31,638	*	Boston Scientific Corp	1,034,563	0.7
3,070	n	Humana, Inc	913,724	0.6
1,924	*,n	Intuitive Surgical, Inc	920,595	0.6
10,437		Medtronic plc	893,512	0.6
7,083	n	Stryker Corp	1,196,035	0.8
		Other	3,040,263	2.1

			11,348,694	7.7

HOUSEHOLD & PERSONAL PRODUCTS
12,068		Procter & Gamble Co	942,028	0.6
		Other	1,904,747	1.3

			2,846,775	1.9

INSURANCE			1,735,590	1.2

MATERIALS
26,995		DowDuPont, Inc	1,779,510	1.2
8,268	n	Praxair, Inc	1,307,584	0.9
		Other	2,658,320	1.8

			5,745,414	3.9

MEDIA
13,086		Walt Disney Co	1,371,544	0.9
		Other	1,574,212	1.1

			2,945,756	2.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
13,912		AbbVie, Inc	1,288,947	0.9
20,913		Schering-Plough Corp	1,269,419	0.9
		Other	8,207,736	5.5

			10,766,102	7.3

REAL ESTATE			185,728	0.1

RETAILING
2,781	*	Amazon.com, Inc	4,727,144	3.2
12,106		Home Depot, Inc	2,361,881	1.6
4,987	*,n	NetFlix, Inc	1,952,061	1.3
		Other	2,876,235	2.0

			11,917,321	8.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
33,342		Intel Corp	1,657,431	1.1
6,552	n	NVIDIA Corp	1,552,168	1.0
		Other	3,378,746	2.3

			6,588,345	4.4

SOFTWARE & SERVICES
11,671		Activision Blizzard, Inc	890,731	0.6
3,667	*	Alphabet, Inc (Class C)	4,091,088	2.8
13,065	*,n	Facebook, Inc	2,538,791	1.7

48	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
9,630		MasterCard, Inc (Class A)		$1,892,488	1.3%
53,710		Microsoft Corp		5,296,343	3.6
12,740	*	PayPal Holdings, Inc		1,060,860	0.7
12,532	*	salesforce.com, Inc		1,709,365	1.1
7,043	*,n	Take-Two Interactive Software, Inc		833,609	0.6
		Other		6,444,981	4.3

				24,758,256	16.7

TECHNOLOGY HARDWARE & EQUIPMENT
30,053	n	Apple, Inc		5,563,111	3.8
46,422		Cisco Systems, Inc		1,997,539	1.3
		Other		1,461,666	1.0

				9,022,316	6.1

TELECOMMUNICATION SERVICES				577,145	0.4

TRANSPORTATION				2,689,964	1.8

UTILITIES
5,763		NextEra Energy, Inc		962,594	0.7
		Other		1,323,650	0.9

				2,286,244	1.6

		TOTAL COMMON STOCKS	(Cost $99,043,398)	147,575,861	99.7

PURCHASED OPTIONS
CAPITAL GOODS				536	0.0

HEALTH CARE EQUIPMENT & SERVICES				10,300	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				955	0.0

		TOTAL PURCHASED OPTIONS	(Cost $8,749)	11,791	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				650,000	0.4

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,309,266	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,309,266	1.0

				1,309,266	1.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,959,237)	1,959,266	1.4

		TOTAL PORTFOLIO	(Cost $101,011,384)	149,546,918	101.1
		OTHER ASSETS & LIABILITIES, NET		(1,573,712)	(1.1)

		NET ASSETS		$147,973,206	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 6/30/18, the aggregate value of securities exempt from registration under Rule 144(A) of the securities Act of 1933 amounted to $617,418 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

At 6/30/2018, the aggregate value of securities on loan is $1,279,129.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Centene Corp, Call	7	$3,444	$130.00	12/21/18	$5,250
Centene Corp, Call	5	2,510	125.00	1/18/19	5,050
General Electric Co, Call	8	640	15.00	1/18/19	536
QUALCOMM, Inc, Call	8	1,054	60.00	7/20/18	360
QUALCOMM, Inc, Call	7	1,101	62.50	8/17/18	595

Total	35	$8,749			$11,791

Written options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Albemarle Corp, Put	7	$(4,822)	$95.00	12/21/18	$(5,495)
Albemarle Corp, Put	1	(878)	87.50	1/18/19	(500)
Allergan plc, Call	5	(375)	185.00	7/20/18	(185)
Allergan plc, Put	5	(9,665)	180.00	1/18/19	(10,550)
American Water Works Co, Inc, Put	13	(2,509)	75.00	12/21/18	(845)
Anthem, Inc, Put	4	(2,490)	210.00	9/21/18	(876)
Apple, Inc, Call	5	(3,230)	200.00	10/19/18	(2,000)
Apple, Inc, Put	5	(1,390)	165.00	10/19/18	(1,195)
Big Lots, Inc, Put	18	(4,284)	35.00	10/19/18	(1,710)
Bluebird Bio, Inc, Put	3	(3,339)	145.00	8/17/18	(2,160)
Boeing Co, Call	3	(1,089)	387.50	7/13/18	(18)
Bristol-Myers Squibb Co, Put	10	(995)	45.00	9/21/18	(160)
Caesarstone Ltd, Put	22	(2,266)	15.00	10/19/18	(3,685)
Celgene Corp, Put	7	(21,686)	110.00	1/18/19	(21,595)
Celgene Corp, Put	11	(13,178)	90.00	1/18/19	(13,662)
Centene Corp, Call	7	(1,736)	140.00	12/21/18	(2,362)
Centene Corp, Call	5	(990)	140.00	1/18/19	(2,280)
Centene Corp, Put	9	(1,817)	90.00	12/21/18	(967)

50	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2018

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Centene Corp, Put	7	$(3,486)	$97.50	1/18/19	$(1,330)
Chevron Corp, Call	6	(486)	131.00	7/20/18	(468)
Chevron Corp, Call	3	(579)	145.00	12/21/18	(402)
Chipotle Mexican Grill, Inc, Call	1	(2,378)	520.00	12/21/18	(1,255)
Chipotle Mexican Grill, Inc, Call	2	(3,716)	540.00	12/21/18	(1,900)
Chipotle Mexican Grill, Inc, Put	3	(3,755)	380.00	10/19/18	(3,150)
Chipotle Mexican Grill, Inc, Put	3	(6,294)	360.00	12/21/18	(3,405)
Chipotle Mexican Grill, Inc, Put	3	(4,584)	400.00	12/21/18	(6,750)
Chubb Ltd, Put	7	(854)	120.00	8/17/18	(854)
Cigna Corp, Put	5	(4,540)	165.00	1/18/19	(4,200)
Citigroup, Inc, Call	12	(396)	71.50	7/20/18	(396)
Clovis Oncology, Inc, Put	2	(1,352)	45.00	10/19/18	(1,400)
Coherent, Inc, Put	5	(7,640)	145.00	2/15/19	(7,640)
ConAgra Brands, Inc, Put	23	(1,140)	35.00	8/17/18	(1,541)
Constellation Brands Inc, Call	4	(412)	242.50	7/6/18	(20)
Constellation Brands Inc, Put	4	(392)	215.00	7/6/18	(280)
Deere & Co, Put	3	(195)	135.00	7/20/18	(564)
Deere & Co, Put	3	(1,382)	135.00	8/17/18	(1,188)
Discovery, Inc, Put	21	(871)	17.50	10/19/18	(357)
DISH Network Corp, Put	14	(12,152)	45.00	1/18/19	(17,710)
Estee Lauder Cos, Inc, Put	2	(442)	125.00	7/20/18	(24)
Estee Lauder Cos, Inc, Put	6	(402)	135.00	7/20/18	(420)
Exact Sciences Corp, Call	14	(3,892)	80.00	8/17/18	(420)
Exact Sciences Corp, Put	14	(826)	55.00	7/20/18	(1,330)
Exact Sciences Corp, Put	18	(2,592)	60.00	8/17/18	(8,910)
Expedia Group, Inc, Put	5	(3,304)	105.00	1/18/19	(2,250)
Facebook, Inc, Call	3	(741)	210.00	7/27/18	(480)
Facebook, Inc, Call	2	(416)	215.00	8/17/18	(472)
Facebook, Inc, Put	5	(499)	170.00	7/20/18	(135)
Facebook, Inc, Put	3	(225)	180.00	7/20/18	(270)
FedEx Corp, Call	8	(1,948)	250.00	8/17/18	(1,248)
FedEx Corp, Call	4	(668)	260.00	8/17/18	(284)
FedEx Corp, Put	4	(1,260)	220.00	8/17/18	(1,936)
FedEx Corp, Put	4	(3,928)	220.00	10/19/18	(3,380)
Fifth Third Bancorp, Put	21	(651)	28.00	7/20/18	(924)
General Electric Co, Call	17	(289)	18.00	1/18/19	(306)
General Electric Co, Put	33	(1,584)	13.00	12/21/18	(2,673)
General Electric Co, Put	17	(2,431)	14.00	1/18/19	(2,261)
Goldman Sachs Group, Inc, Put	2	(4,022)	235.00	1/18/19	(4,375)
Hain Celestial Group, Inc, Put	22	(4,246)	26.00	1/18/19	(3,300)
Hasbro, Inc, Put	8	(1,464)	70.00	10/19/18	(240)
Humana, Inc, Call	3	(1,290)	340.00	11/16/18	(877)
IAC/Interactive Corp, Call	5	(288)	180.00	7/20/18	(50)
Incyte Corp, Put	3	(1,128)	60.00	1/18/19	(1,170)
Ingredion, Inc, Put	3	(2,154)	115.00	10/19/18	(2,325)
International Business Machines Corp, Put	7	(4,095)	135.00	1/18/19	(4,200)
Intuitive Surgical, Inc, Put	3	(2,224)	395.00	7/20/18	(390)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪  June 30, 2018

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Jazz Pharmaceuticals plc, Call	3	$(849)	$195.00	9/21/18	$(750)
Jazz Pharmaceuticals plc, Put	3	(549)	165.00	7/20/18	(465)
Knight-Swift Transportation Holdings, Inc, Put	13	(2,509)	35.00	11/16/18	(2,080)
Mattel, Inc, Put	22	(4,356)	13.00	1/18/19	(1,980)
McDonald’s Corp, Put	2	(278)	145.00	8/17/18	(220)
McDonald’s Corp, Put	3	(1,411)	150.00	9/21/18	(915)
MGP Ingredients, Inc, Put	12	(588)	80.00	7/20/18	(630)
Micron Technology, Inc, Put	13	(3,657)	52.50	8/17/18	(4,212)
MKS Instruments, Inc, Put	8	(752)	90.00	7/20/18	(1,100)
Mohawk Industries, Inc, Put	3	(3,602)	200.00	1/18/19	(2,865)
Molina Healthcare, Inc, Put	11	(649)	75.00	7/20/18	(303)
Monster Beverage Corp, Put	15	(1,260)	45.00	9/21/18	(375)
Monster Beverage Corp, Put	10	(1,286)	45.00	12/21/18	(775)
Nektar Therapeutics, Put	12	(16,296)	55.00	1/18/19	(17,040)
NetFlix, Inc, Call	3	(294)	442.50	7/6/18	(57)
NetFlix, Inc, Call	3	(3,024)	450.00	8/17/18	(2,859)
NetFlix, Inc, Put	3	(780)	330.00	7/6/18	(72)
NetFlix, Inc, Put	5	(834)	340.00	7/13/18	(475)
NetFlix, Inc, Put	3	(954)	310.00	8/17/18	(1,335)
Newell Brands, Inc, Put	15	(2,820)	25.00	1/18/19	(3,337)
Northrop Grumman Corp, Call	3	(420)	327.50	7/20/18	(405)
Northrop Grumman Corp, Put	1	(1,568)	300.00	1/18/19	(1,650)
Northrop Grumman Corp, Put	2	(3,966)	310.00	1/18/19	(3,932)
Nutanix, Inc, Put	8	(592)	40.00	8/17/18	(460)
NVIDIA Corp, Put	4	(6,352)	185.00	1/18/19	(2,800)
NXP Semiconductors NV, Put	7	(1,225)	80.00	8/17/18	(578)
Parker-Hannifin Corp, Call	5	(1,640)	190.00	8/17/18	(65)
Parker-Hannifin Corp, Put	5	(790)	150.00	8/17/18	(1,850)
Parker-Hannifin Corp, Put	4	(4,992)	155.00	1/18/19	(4,280)
Praxair, Inc, Put	3	(3,340)	140.00	1/18/19	(840)
Pure Storage, Inc, Put	20	(1,900)	17.50	11/16/18	(800)
PVH Corp, Call	7	(1,071)	170.00	7/20/18	(70)
PVH Corp, Put	7	(290)	135.00	7/20/18	(196)
QUALCOMM, Inc, Call	8	(274)	65.00	7/20/18	(80)
QUALCOMM, Inc, Call	7	(371)	67.50	8/17/18	(196)
QUALCOMM, Inc, Put	17	(1,075)	50.00	7/20/18	(459)
QUALCOMM, Inc, Put	15	(660)	50.00	8/17/18	(1,140)
Raytheon Co, Put	3	(378)	150.00	11/16/18	(326)
Raytheon Co, Put	3	(1,938)	185.00	11/16/18	(2,123)
Red Hat, Inc, Put	7	(709)	130.00	7/20/18	(1,260)
Regeneron Pharmaceuticals, Inc, Call	3	(980)	365.00	7/20/18	(1,110)
Regeneron Pharmaceuticals, Inc, Put	3	(7,174)	315.00	2/15/19	(6,375)
Rockwell Automation, Inc, Call	1	(619)	175.00	10/19/18	(575)
Rockwell Automation, Inc, Call	1	(716)	185.00	1/18/19	(550)
Rockwell Automation, Inc, Put	2	(1,162)	150.00	10/19/18	(630)
Rockwell Automation, Inc, Put	2	(1,827)	160.00	1/18/20	(1,760)
Stanley Black & Decker, Inc, Put	5	(2,565)	135.00	10/19/18	(3,975)

52	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪  June 30, 2018

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Stryker Corp, Put	5	$(2,591)	$155.00	12/21/18	$(2,000)
Take-Two Interactive Software, Inc, Put	7	(2,134)	70.00	1/18/19	(647)
Tapestry, Inc, Put	7	(1,211)	40.00	11/16/18	(665)
Tapestry, Inc, Put	13	(4,394)	45.00	11/16/18	(3,120)
Tiffany & Co, Call	10	(4,929)	140.00	11/16/18	(5,000)
Tiffany & Co, Put	10	(4,380)	110.00	11/16/18	(1,770)
Tiffany & Co, Put	10	(5,531)	120.00	1/18/19	(5,325)
Ulta Beauty, Inc, Put	2	(3,556)	210.00	9/21/18	(1,000)
United Parcel Service, Inc, Put	8	(4,360)	100.00	10/19/18	(2,056)
Universal Display Corp, Put	7	(3,089)	75.00	8/17/18	(1,838)
WABCO Holdings, Inc, Put	7	(3,913)	115.00	12/21/18	(4,690)
Walmart, Inc, Put	9	(874)	75.00	9/21/18	(441)
Walmart, Inc, Put	10	(2,270)	80.00	9/21/18	(1,190)
WellCare Health Plans, Inc, Call	3	(759)	270.00	9/21/18	(1,110)
World Wrestling Entertainment, Call	10	(640)	90.00	8/17/18	(450)
World Wrestling Entertainment, Put	10	(470)	55.00	8/17/18	(450)
Zimmer Biomet Holdings, Inc, Put	7	(5,586)	110.00	12/21/18	(4,060)

Total	957	$(326,381)			$(285,847)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	53

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
23,452		General Motors Co	$924,009	1.2%
		Other	294,135	0.4

			1,218,144	1.6

BANKS
88,005		Bank of America Corp	2,480,861	3.3
24,476		Citigroup, Inc	1,637,934	2.2
10,845		JPMorgan Chase & Co	1,130,049	1.5
30,476		Regions Financial Corp	541,863	0.7
20,561		Wells Fargo & Co	1,139,902	1.5
		Other	1,657,320	2.2

			8,587,929	11.4

CAPITAL GOODS
184,248	*	Bombardier, Inc	728,779	1.0
46,540		General Electric Co	633,410	0.8
14,300	*	HD Supply Holdings, Inc	613,327	0.8
		Other	2,824,392	3.8

			4,799,908	6.4

CONSUMER DURABLES & APPAREL			1,021,298	1.4

CONSUMER SERVICES			2,250,795	3.0

DIVERSIFIED FINANCIALS
5,523		Goldman Sachs Group, Inc	1,218,208	1.6
		Other	2,618,091	3.4

			3,836,299	5.0

ENERGY
54,767		Cenovus Energy, Inc	568,481	0.8
7,613		Chevron Corp	962,512	1.3
16,382	*	Devon Energy Corp	720,153	1.0
5,013		EOG Resources, Inc	623,768	0.8
13,042		Exxon Mobil Corp	1,078,965	1.4
36,063	*	Parsley Energy, Inc	1,091,988	1.4
20,917		TechnipFMC plc	663,905	0.9
		Other	4,089,955	5.4

			9,799,727	13.0

FOOD & STAPLES RETAILING			419,771	0.6

FOOD, BEVERAGE & TOBACCO
22,638		Kraft Heinz Co	1,422,119	1.9
15,431		Mondelez International, Inc	632,671	0.8
11,291		Philip Morris International, Inc	911,636	1.2
		Other	662,738	0.9

			3,629,164	4.8

54	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
13,953		CVS Health Corp	$897,876	1.2%
5,052		McKesson Corp	673,937	0.9
5,575	*	Molina Healthcare, Inc	546,015	0.7
		Other	1,033,806	1.4

			3,151,634	4.2

HOUSEHOLD & PERSONAL PRODUCTS
8,138		Procter & Gamble Co	635,252	0.8

			635,252	0.8

INSURANCE
15,600		American International Group, Inc	827,112	1.1
23,590		Metlife, Inc	1,028,524	1.4
60,000		Ping An Insurance Group Co of China Ltd	549,460	0.7
		Other	1,546,526	2.0

			3,951,622	5.2

MATERIALS
15,646		DowDuPont, Inc	1,031,384	1.3
24,219		Louisiana-Pacific Corp	659,241	0.9
8,054		WR Grace and Co	590,439	0.8
		Other	2,638,591	3.5

			4,919,655	6.5

MEDIA
5,932		Walt Disney Co	621,733	0.8
		Other	701,630	1.0

			1,323,363	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,020		Allergan plc	1,170,375	1.6
14,924		Gilead Sciences, Inc	1,057,216	1.4
4,802		Johnson & Johnson	582,675	0.8
42,133		Pfizer, Inc	1,528,585	2.0
9,349		Schering-Plough Corp	567,484	0.8
38,601		Teva Pharmaceutical Industries Ltd (ADR)	938,776	1.2
		Other	1,079,418	1.4

			6,924,529	9.2

REAL ESTATE			476,158	0.6

RETAILING
4,263		Advance Auto Parts, Inc	578,489	0.7
4,928		Expedia, Inc	592,296	0.8
		Other	831,176	1.1

			2,001,961	2.6

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	55

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
36,761	*	Advanced Micro Devices, Inc		$551,047	0.7%
11,942		Intel Corp		593,637	0.8
		Other		1,090,024	1.5

				2,234,708	3.0

SOFTWARE & SERVICES
17,435		Oracle Corp		768,186	1.0
71,813	*,e	Pandora Media, Inc		565,886	0.7
18,905	*	Teradata Corp		759,036	1.0
		Other		1,485,851	2.0

				3,578,959	4.7

TECHNOLOGY HARDWARE & EQUIPMENT
34,685		Cisco Systems, Inc		1,492,496	2.0
		Other		1,899,550	2.5

				3,392,046	4.5

TELECOMMUNICATION SERVICES
39,230		AT&T, Inc		1,259,675	1.7
25,002		Verizon Communications, Inc		1,257,851	1.7
		Other		848,685	1.1

				3,366,211	4.5

TRANSPORTATION				1,206,281	1.6

UTILITIES
21,588		FirstEnergy Corp		775,225	1.0
		Other		1,351,976	1.8

				2,127,201	2.8

		TOTAL COMMON STOCKS	(Cost $63,959,719)	74,852,615	99.2

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$800,000		Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	800,000	1.1

				800,000	1.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,134,725	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,134,725	1.5

				1,134,725	1.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,934,688)	1,934,725	2.6

		TOTAL PORTFOLIO	(Cost $65,894,407)	76,787,340	101.8
		OTHER ASSETS & LIABILITIES, NET		(1,325,532)	(1.8)

		NET ASSETS		$75,461,808	100.0%

56	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2018

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,079,857.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	57

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
CASINOS & GAMING			$290,300	0.4%

DATA PROCESSING & OUTSOURCED SERVICES
25,000	*	GDS Holdings Ltd (ADR)	1,002,250	1.4

			1,002,250	1.4

DIVERSIFIED REITS
10,000		iShares Dow Jones US Real Estate Index Fund	805,800	1.1
		Other	218,400	0.3

			1,024,200	1.4

HEALTH CARE REITS
50,000		HCP, Inc	1,291,000	1.7
20,000		Ventas, Inc	1,139,000	1.5
20,000		Welltower, Inc	1,253,800	1.7
		Other	404,400	0.6

			4,088,200	5.5

HOMEBUILDING			392,640	0.5

HOTEL & RESORT REITS
52,000		Host Marriott Corp	1,095,640	1.5
65,000		Sunstone Hotel Investors, Inc	1,080,300	1.4
		Other	350,290	0.5

			2,526,230	3.4

INDUSTRIAL REITS
24,000		Duke Realty Corp	696,720	0.9
46,000		Prologis, Inc	3,021,740	4.1
78,000		Rexford Industrial Realty, Inc	2,448,420	3.3
23,000		Terreno Realty Corp	866,410	1.2
		Other	649,160	0.9

			7,682,450	10.4

IT CONSULTING & OTHER SERVICES
9,500	*	InterXion Holding NV	592,990	0.8

			592,990	0.8

MORTGAGE REITS
45,000		Starwood Property Trust, Inc	976,950	1.3
		Other	227,125	0.3

			1,204,075	1.6

OFFICE REITS
14,500		Alexandria Real Estate Equities, Inc	1,829,465	2.5
17,500		Boston Properties, Inc	2,194,850	3.0
28,000		Hudson Pacific Properties	992,040	1.3
16,500		Kilroy Realty Corp	1,248,060	1.7
14,000		SL Green Realty Corp	1,407,420	1.9

58	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

OFFICE REITS—continued
7,500		Vornado Realty Trust	$554,400	0.8%
		Other	401,170	0.5

			8,627,405	11.7

REAL ESTATE OPERATING COMPANIES			184,686	0.3

REAL ESTATE SERVICES
28,000		Kennedy-Wilson Holdings, Inc	592,200	0.8

			592,200	0.8

RESIDENTIAL REITS
30,000		American Homes 4 Rent	665,400	0.9
7,000		AvalonBay Communities, Inc	1,203,230	1.6
14,000		Camden Property Trust	1,275,820	1.7
21,000		Equity Lifestyle Properties, Inc	1,929,900	2.6
25,000		Equity Residential	1,592,250	2.2
7,000		Essex Property Trust, Inc	1,673,490	2.3
68,000		Invitation Homes, Inc	1,568,080	2.1
18,500		Sun Communities, Inc	1,810,780	2.5
		Other	402,680	0.5

			12,121,630	16.4

RETAIL REITS
14,000		Agree Realty Corp	738,780	1.0
40,000		DDR Corp	716,000	1.0
12,500		Federal Realty Investment Trust	1,581,875	2.1
32,000		GGP, Inc	653,760	0.9
25,000		Regency Centers Corp	1,552,000	2.1
57,000		Retail Opportunities Investment Corp	1,092,120	1.5
24,000		Simon Property Group, Inc	4,084,560	5.5
155,000		Spirit Realty Capital, Inc	1,244,650	1.7
		Other	974,685	1.3

			12,638,430	17.1

SPECIALIZED REITS
20,000		American Tower Corp	2,883,400	3.9
25,500		Crown Castle International Corp	2,749,410	3.7
10,000		CyrusOne, Inc	583,600	0.8
7,000		Digital Realty Trust, Inc	781,060	1.0
6,500		Equinix, Inc	2,794,285	3.8
12,500		Extra Space Storage, Inc	1,247,625	1.7
36,000		Four Corners Property Trust, Inc	886,680	1.2
15,000		Gaming and Leisure Properties, Inc	537,000	0.7
30,000		National Storage Affiliates Trust	924,600	1.2
6,500		Public Storage, Inc	1,474,590	2.0
15,000		QTS Realty Trust, Inc	592,500	0.8
7,500	*	SBA Communications Corp	1,238,400	1.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2018

Shares	Company		Value	% of net assets

SPECIALIZED REITS—continued
63,000	Weyerhaeuser Co		$2,296,980	3.1%
	Other		240,360	0.3

			19,230,490	25.9

	TOTAL COMMON STOCKS	(Cost $52,972,619)	72,198,176	97.6

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,500,000	Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	1,500,000	2.0

			1,500,000	2.0

	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,499,932)	1,500,000	2.0

	TOTAL PORTFOLIO	(Cost $54,472,551)	73,698,176	99.6
	OTHER ASSETS & LIABILITIES, NET		278,925	0.4

	NET ASSETS		$73,977,101	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$285,671	0.5%

BANKS
6,550		Bank of NT Butterfield & Son Ltd	299,466	0.5
8,060		Cathay General Bancorp	326,349	0.6
8,040		Hancock Holding Co	375,066	0.6
4,330		IBERIABANK Corp	328,214	0.6
12,230		Provident Financial Services, Inc	336,692	0.6
14,170		Sterling Bancorp/DE	332,995	0.6
11,987		United Community Banks, Inc	367,641	0.6
6,930		Walker & Dunlop, Inc	385,655	0.7
		Other	3,417,257	5.9

			6,169,335	10.7

CAPITAL GOODS
4,380		Applied Industrial Technologies, Inc	307,257	0.5
7,269		Comfort Systems USA, Inc	332,920	0.6
2,900		Curtiss-Wright Corp	345,158	0.6
6,037		EMCOR Group, Inc	459,899	0.8
6,200	*	Generac Holdings, Inc	320,726	0.6
7,000		Hillenbrand, Inc	330,050	0.6
10,970	*	Rexnord Corp	318,788	0.5
6,290	*	Trex Co, Inc	393,691	0.7
		Other	2,670,626	4.7

			5,479,115	9.6

COMMERCIAL & PROFESSIONAL SERVICES
3,960		Brink’s Co	315,810	0.5
4,670		Insperity, Inc	444,817	0.8
3,200		MSA Safety, Inc	308,288	0.5
		Other	1,270,553	2.2

			2,339,468	4.0

CONSUMER DURABLES & APPAREL			2,285,691	4.0

CONSUMER SERVICES
4,100		Choice Hotels International, Inc	309,960	0.6
3,015	*	Grand Canyon Education, Inc	336,504	0.6
8,260		Planet Fitness, Inc	362,944	0.6
5,560		Texas Roadhouse, Inc (Class A)	364,236	0.6
		Other	645,414	1.1

			2,019,058	3.5

DIVERSIFIED FINANCIALS
3,035		Evercore Partners, Inc (Class A)	320,041	0.5
3,300	e	iShares Russell 2000 Index Fund	540,441	0.9
		Other	1,493,788	2.6

			2,354,270	4.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

ENERGY
5,960	*	PDC Energy, Inc	$360,282	0.6%
7,200		Peabody Energy Corp	327,456	0.6
		Other	2,480,665	4.3

			3,168,403	5.5

FOOD, BEVERAGE & TOBACCO			947,304	1.6

HEALTH CARE EQUIPMENT & SERVICES
3,880		Hill-Rom Holdings, Inc	338,879	0.6
		Other	3,071,995	5.3

			3,410,874	5.9

HOUSEHOLD & PERSONAL PRODUCTS
2,300		Medifast, Inc	368,368	0.6
2,590	*	USANA Health Sciences, Inc	298,627	0.5
		Other	78,190	0.2

			745,185	1.3

INSURANCE
10,916		American Equity Investment Life Holding Co	392,976	0.7
		Other	456,485	0.8

			849,461	1.5

MATERIALS
8,939		Schnitzer Steel Industries, Inc (Class A)	301,244	0.5
		Other	2,030,597	3.5

			2,331,841	4.0

MEDIA			487,086	0.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,590	*	Catalent, Inc	317,945	0.6
3,219	*	PRA Health Sciences, Inc	300,526	0.5
		Other	4,518,068	7.8

			5,136,539	8.9

REAL ESTATE
3,460		EastGroup Properties, Inc	330,638	0.6
11,070		First Industrial Realty Trust, Inc	369,074	0.6
12,800		Geo Group, Inc	352,512	0.6
6,480		Potlatch Corp	329,508	0.6
2,469		PS Business Parks, Inc	317,266	0.6
3,600		Ryman Hospitality Properties	299,340	0.5
12,370		Xenia Hotels & Resorts, Inc	301,333	0.5
		Other	1,611,224	2.8

			3,910,895	6.8

RETAILING
3,560	*	Five Below, Inc	347,848	0.6
		Other	1,817,564	3.1

			2,165,412	3.7

62	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
6,900	*	Semtech Corp		$324,645	0.5%
		Other		1,372,124	2.4

				1,696,769	2.9

SOFTWARE & SERVICES
2,526	*	EPAM Systems, Inc		314,057	0.6
8,410	*	Etsy, Inc		354,818	0.6
		Other		4,410,500	7.6

				5,079,375	8.8

TECHNOLOGY HARDWARE & EQUIPMENT				2,778,942	4.8

TELECOMMUNICATION SERVICES
34,162	*	Vonage Holdings Corp		440,348	0.8
		Other		197,698	0.3

				638,046	1.1

TRANSPORTATION				999,411	1.7

UTILITIES
4,200		iShares Micro-Cap ETF		443,604	0.8
7,200		New Jersey Resources Corp		322,200	0.5
5,237		NorthWestern Corp		299,818	0.5
		Other		1,327,964	2.3

				2,393,586	4.1

		TOTAL COMMON STOCKS	(Cost $48,705,874)	57,671,737	99.7

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,276,683	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,276,683	2.2

				1,276,683	2.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,276,683)	1,276,683	2.2

		TOTAL PORTFOLIO	(Cost $49,982,557)	58,948,420	101.9
		OTHER ASSETS & LIABILITIES, NET		(1,121,801)	(1.9)

		NET ASSETS		$57,826,619	100.0%

Abbreviation(s):

EFT	Exchange-traded fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,247,060.

Securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	63

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2018

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$404,241	0.7%

BANKS
30,087	Bank of America Corp	848,153	1.4
2,981	PNC Financial Services Group, Inc	402,733	0.6
	Other	2,169,022	3.6

		3,419,908	5.6

CAPITAL GOODS
2,695	3M Co	530,160	0.9
2,802	Caterpillar, Inc	380,147	0.6
	Other	3,399,906	5.6

		4,310,213	7.1

COMMERCIAL & PROFESSIONAL SERVICES		713,314	1.2

CONSUMER DURABLES & APPAREL
6,643	Nike, Inc (Class B)	529,315	0.9
	Other	415,219	0.7

		944,534	1.6

CONSUMER SERVICES
2,870	Marriott International, Inc (Class A)	363,342	0.6
8,146	Starbucks Corp	397,932	0.7
	Other	575,228	0.9

		1,336,502	2.2

DIVERSIFIED FINANCIALS
4,549	American Express Co	445,802	0.7
6,964	Bank of New York Mellon Corp	375,568	0.6
773	BlackRock, Inc	385,758	0.7
2,326	CME Group, Inc	381,278	0.6
	Other	2,203,313	3.6

		3,791,719	6.2

ENERGY
21,447	Kinder Morgan, Inc	378,969	0.6
5,174	Occidental Petroleum Corp	432,960	0.7
7,387	Schlumberger Ltd	495,151	0.8
3,424	Valero Energy Corp	379,482	0.7
	Other	1,873,017	3.1

		3,559,579	5.9

FOOD & STAPLES RETAILING		425,482	0.7

FOOD, BEVERAGE & TOBACCO
14,870	Coca-Cola Co	652,198	1.1
9,639	Mondelez International, Inc	395,199	0.6
5,706	PepsiCo, Inc	621,212	1.0
	Other	519,651	0.9

		2,188,260	3.6

64	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
1,812		Becton Dickinson & Co	$434,083	0.7%
1,273		Humana, Inc	378,883	0.6
		Other	2,210,827	3.7

			3,023,793	5.0

HOUSEHOLD & PERSONAL PRODUCTS
9,129		Procter & Gamble Co	712,610	1.2
		Other	535,886	0.9

			1,248,496	2.1

INSURANCE
7,522		American International Group, Inc	398,816	0.7
2,994		Chubb Ltd	380,298	0.6
		Other	1,806,071	3.0

			2,585,185	4.3

MATERIALS			2,238,628	3.7

MEDIA			843,145	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,585		AbbVie, Inc	424,800	0.7
2,990		Amgen, Inc	551,924	0.9
7,178		Bristol-Myers Squibb Co	397,231	0.7
5,416		Eli Lilly & Co	462,147	0.8
5,390		Gilead Sciences, Inc	381,828	0.6
10,532		Schering-Plough Corp	639,292	1.0
		Other	2,089,219	3.4

			4,946,441	8.1

REAL ESTATE
2,786		American Tower Corp	401,657	0.7
		Other	2,031,763	3.3

			2,433,420	4.0

RETAILING
254	*	Booking Holdings, Inc	514,881	0.8
3,817		Home Depot, Inc	744,697	1.2
4,834		Lowe’s Companies, Inc	461,985	0.8
1,665	*	NetFlix, Inc	651,731	1.1
		Other	1,686,071	2.8

			4,059,365	6.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,291		Intel Corp	760,116	1.2
2,088		NVIDIA Corp	494,647	0.8
4,821		Texas Instruments, Inc	531,515	0.9
		Other	520,839	0.9

			2,307,117	3.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
3,318		Accenture plc		$542,792	0.9%
4,054		International Business Machines Corp		566,344	0.9
1,997		Intuit, Inc		407,997	0.7
19,450	d	Microsoft Corp		1,917,965	3.2
12,907		Oracle Corp		568,682	0.9
3,781	*	salesforce.com, Inc		515,728	0.8
		Other		2,178,608	3.6

				6,698,116	11.0

TECHNOLOGY HARDWARE & EQUIPMENT
11,976		Apple, Inc		2,216,878	3.6
17,201		Cisco Systems, Inc		740,159	1.2
16,100		HP, Inc		365,309	0.6
		Other		1,434,781	2.4

				4,757,127	7.8

TELECOMMUNICATION SERVICES				539,843	0.9

TRANSPORTATION
3,330		Union Pacific Corp		471,795	0.8
3,991		United Parcel Service, Inc (Class B)		423,964	0.7
		Other		741,461	1.2

				1,637,220	2.7

UTILITIES				2,014,219	3.3

		TOTAL COMMON STOCKS	(Cost $40,552,323)	60,425,867	99.6

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,150,000		Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	1,150,000	1.9

				1,150,000	1.9

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,068,657	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,068,657	1.8

				1,068,657	1.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,218,605)	2,218,657	3.7

		TOTAL PORTFOLIO	(Cost $42,770,928)	62,644,524	103.3
		OTHER ASSETS & LIABILITIES, NET		(2,006,472)	(3.3)

		NET ASSETS		$60,638,052	100.0%

66	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contract.

At 6/30/2018, the aggregate value of securities on loan is $1,033,182.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	1	9/21/18	$136,077	$136,080	$3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	67

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,995,494	0.9%

BANKS
155,405		Bank of America Corp	4,380,867	0.9
41,945		Citigroup, Inc	2,806,959	0.6
55,698		JPMorgan Chase & Co	5,803,732	1.2
72,221		Wells Fargo & Co	4,003,932	0.9
		Other	13,062,598	2.8

			30,058,088	6.4

CAPITAL GOODS
9,463		3M Co	1,861,561	0.4
9,029		Boeing Co	3,029,320	0.6
141,690		General Electric Co	1,928,401	0.4
12,296		Honeywell International, Inc	1,771,239	0.4
		Other	24,596,489	5.3

			33,187,010	7.1

COMMERCIAL & PROFESSIONAL SERVICES			4,605,536	1.0

CONSUMER DURABLES & APPAREL			6,638,574	1.4

CONSUMER SERVICES
12,930		McDonald’s Corp	2,026,002	0.4
		Other	8,144,328	1.8

			10,170,330	2.2

DIVERSIFIED FINANCIALS			17,647,659	3.8

ENERGY
31,324		Chevron Corp	3,960,293	0.9
69,660	d	Exxon Mobil Corp	5,762,972	1.2
		Other	18,005,100	3.9

			27,728,365	6.0

FOOD & STAPLES RETAILING
23,481		Walmart, Inc	2,011,148	0.4
		Other	2,245,306	0.5

			4,256,454	0.9

FOOD, BEVERAGE & TOBACCO
31,087		Altria Group, Inc	1,765,431	0.4
63,035		Coca-Cola Co	2,764,715	0.6
23,282		PepsiCo, Inc	2,534,711	0.6
25,510		Philip Morris International, Inc	2,059,677	0.4
		Other	8,905,919	1.9

			18,030,453	3.9

68	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
22,306		Medtronic plc	$1,909,617	0.4%
15,734		UnitedHealth Group, Inc	3,860,179	0.9
		Other	22,416,279	4.8

			28,186,075	6.1

HOUSEHOLD & PERSONAL PRODUCTS
41,339		Procter & Gamble Co	3,226,922	0.7
		Other	3,093,284	0.7

			6,320,206	1.4

INSURANCE
31,904	*	Berkshire Hathaway, Inc (Class B)	5,954,882	1.3
		Other	11,951,117	2.6

			17,905,999	3.9

MATERIALS
38,173		DowDuPont, Inc	2,516,364	0.6
		Other	11,663,064	2.5

			14,179,428	3.1

MEDIA
75,052		Comcast Corp (Class A)	2,462,456	0.5
24,544		Walt Disney Co	2,572,457	0.6
		Other	5,296,729	1.1

			10,331,642	2.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
26,111		AbbVie, Inc	2,419,184	0.5
10,902		Amgen, Inc	2,012,400	0.4
44,183		Johnson & Johnson	5,361,165	1.2
95,265		Pfizer, Inc	3,456,214	0.7
44,311		Schering-Plough Corp	2,689,678	0.6
		Other	19,265,635	4.2

			35,204,276	7.6

REAL ESTATE			17,769,734	3.8

RETAILING
6,687	*	Amazon.com, Inc	11,366,562	2.4
18,976		Home Depot, Inc	3,702,218	0.8
6,853	*	NetFlix, Inc	2,682,470	0.6
		Other	11,487,124	2.5

			29,238,374	6.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
76,728		Intel Corp	3,814,149	0.8
9,573		NVIDIA Corp	2,267,844	0.5
15,957		Texas Instruments, Inc	1,759,259	0.4
		Other	10,285,184	2.2

			18,126,436	3.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	69

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
8,011	*	Adobe Systems, Inc		$1,953,162	0.4%
4,916	*	Alphabet, Inc (Class A)		5,551,098	1.2
5,011	*	Alphabet, Inc (Class C)		5,590,522	1.2
39,116	*	Facebook, Inc		7,601,021	1.6
15,088		International Business Machines Corp		2,107,794	0.5
15,129		MasterCard, Inc (Class A)		2,973,151	0.6
124,705		Microsoft Corp		12,297,160	2.7
47,304		Oracle Corp		2,084,214	0.5
29,439		Visa, Inc (Class A)		3,899,196	0.8
		Other		26,079,553	5.6

				70,136,871	15.1

TECHNOLOGY HARDWARE & EQUIPMENT
80,911		Apple, Inc		14,977,435	3.2
79,300		Cisco Systems, Inc		3,412,279	0.7
		Other		7,244,477	1.6

				25,634,191	5.5

TELECOMMUNICATION SERVICES
119,499		AT&T, Inc		3,837,113	0.8
67,977		Verizon Communications, Inc		3,419,923	0.8
		Other		1,061,935	0.2

				8,318,971	1.8

TRANSPORTATION
12,547		Union Pacific Corp		1,777,659	0.4
		Other		7,628,234	1.6

				9,405,893	2.0

UTILITIES				13,441,307	2.9

		TOTAL COMMON STOCKS	(Cost $223,875,967)	460,517,366	99.2

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				121	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $9)	121	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$3,350,000		Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	3,350,000	0.8

				3,350,000	0.8

70	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
3,870,014	c	State Street Navigator Securities Lending Government Money Market Portfolio		$3,870,014	0.8%

				3,870,014	0.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $7,219,862)	7,220,014	1.6

		TOTAL PORTFOLIO	(Cost $231,095,838)	467,737,501	100.8
		OTHER ASSETS & LIABILITIES, NET		(3,695,787)	(0.8)

		NET ASSETS		$464,041,714	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

At 6/30/2018, the aggregate value of securities on loan is $3,739,346.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	24	9/21/18	$3,310,873	$3,265,920	$(44,953)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	71

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2018

Shares		Company	Value	% of net assets

COMMON STOCKS
ARGENTINA			$664,989	0.6%

AUSTRIA
34,402		Wienerberger AG.	858,112	0.8

			858,112	0.8

CHINA			788,469	0.7

DENMARK
21,500		DSV AS	1,730,787	1.6

			1,730,787	1.6

FRANCE
99,695		Accor S.A.	4,882,653	4.5
57,649	*,e,g	ALD S.A.	981,819	0.9
94,886		Credit Agricole S.A.	1,259,376	1.2
5,953		Kering	3,353,322	3.1
17,582		Nexity	1,109,968	1.0
40,058		Schneider Electric S.A.	3,331,493	3.1
24,097		Valeo S.A.	1,313,855	1.2
28,899		Vinci S.A.	2,774,047	2.6
		Other	371,850	0.3

			19,378,383	17.9

GERMANY
23,824		Bayerische Motoren Werke AG.	2,153,509	2.0
6,763		Continental AG.	1,539,108	1.4
52,509		Daimler AG. (Registered)	3,363,575	3.1
41,674		Lanxess AG.	3,239,980	3.0
28,721	*	Linde AG. (Tender)	6,823,501	6.3
141,166		TUI AG. (DI)	3,087,583	2.9
		Other	491,186	0.4

			20,698,442	19.1

HONG KONG
45,183		Melco Crown Entertainment Ltd (ADR)	1,265,124	1.2

			1,265,124	1.2

INDIA
63,955		Asian Paints Ltd	1,180,500	1.1
3,252		Eicher Motors Ltd	1,356,070	1.2
73,124		HDFC Bank Ltd	2,252,560	2.1
109,692		Housing Development Finance Corp	3,056,522	2.8
60,130		IndusInd Bank Ltd	1,697,328	1.6

			9,542,980	8.8

ITALY
158,874		Mediobanca S.p.A.	1,469,589	1.4
35,116		Moncler S.p.A	1,593,389	1.5

72	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2018

Shares		Company		Value	% of net assets

ITALY—continued
238,659		Prada S.p.A		$1,099,590	1.0%
225,624	*	UniCredit S.p.A.		3,739,582	3.4

				7,902,150	7.3

JAPAN
12,460	e	Dentsu, Inc		589,830	0.5
271,257		Hitachi Ltd		1,911,001	1.8
49,985		Ishikawajima-Harima Heavy Industries Co Ltd		1,738,678	1.6
217,608		JX Holdings, Inc		1,509,716	1.4
63,629		Komatsu Ltd		1,811,426	1.7
19,211		Konami Corp		976,143	0.9
14,600		Murata Manufacturing Co Ltd		2,450,994	2.3
3,866		Nintendo Co Ltd		1,261,975	1.2
7,928		Shin-Etsu Chemical Co Ltd		704,549	0.6
71,049		Sony Corp		3,638,728	3.4
55,602		Toyota Motor Corp		3,595,724	3.3

				20,188,764	18.7

KOREA, REPUBLIC OF
2,325		Samsung SDI Co Ltd		445,954	0.4

				445,954	0.4

NETHERLANDS				373,202	0.4

RUSSIA
30,420		Sberbank of Russian Federation (ADR)		435,143	0.4

				435,143	0.4

SPAIN				168,787	0.2

SWEDEN
44,132		Electrolux AB (Series B)		1,001,514	1.0
		Other		243,355	0.2

				1,244,869	1.2

SWITZERLAND
300,954		Credit Suisse Group		4,500,184	4.2
5,732		Vifor Pharma AG.		914,332	0.8
		Other		537,914	0.5

				5,952,430	5.5

UNITED KINGDOM
181,039		CNH Industrial NV		1,912,402	1.8
18,897		Experian Group Ltd		466,163	0.4
5,339,363		Lloyds TSB Group plc		4,430,158	4.1
11,378		Reckitt Benckiser Group plc		934,871	0.9
1,377,138		Tesco plc		4,659,677	4.3
157,859		Travis Perkins plc		2,958,070	2.7

				15,361,341	14.2

		TOTAL COMMON STOCKS	(Cost $102,227,213)	106,999,926	99.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	73

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2018

Principal		Issuer		Value	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$800,000		Federal Home Loan Bank (FHLB)	1.630%, 07/02/18	$800,000	0.7%

				800,000	0.7

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,696,322	c	State Street Navigator Securities Lending Government Money Market Portfolio		1,696,322	1.6

				1,696,322	1.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,496,286)	2,496,322	2.3

		TOTAL PORTFOLIO	(Cost $104,723,499)	109,496,248	101.3
		OTHER ASSETS & LIABILITIES, NET		(1,368,088)	(1.3)

		NET ASSETS		$108,128,160	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,620,006.
g	Security is exempt from registration under Rule 144(A) of the Securities Act 1933. Such securities are deem liquid and may be resold in transactions exempt from registration to qualified institutional buyers. Restricted security. At 6/30/18, the aggregate value of these securities amounted to $981,819 or 0.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

74	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2018

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$32,777,643	30.3%
FINANCIALS	23,370,943	21.6
INDUSTRIALS	20,462,521	18.9
MATERIALS	12,941,131	12.0
INFORMATION TECHNOLOGY	7,834,536	7.3
CONSUMER STAPLES	5,967,750	5.5
ENERGY	1,509,715	1.4
REAL ESTATE	1,109,968	1.0
HEALTH CARE	1,025,719	1.0
SHORT-TERM INVESTMENTS	2,496,322	2.3
OTHER ASSETS & LIABILITIES, NET	(1,368,088)	(1.3)

NET ASSETS	$108,128,160	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	75

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2018

Principal	Issuer		Value	% of net assets

	BANK LOAN OBLIGATIONS
	COMMERCIAL & PROFESSIONAL SERVICES		$72,623	0.0%

	CONSUMER SERVICES		169,687	0.1

	ENERGY		16,575	0.0

	FOOD, BEVERAGE & TOBACCO		29,183	0.0

	HEALTH CARE EQUIPMENT & SERVICES		143,558	0.1

	MATERIALS		24,081	0.0

	MEDIA		96,416	0.1

	SOFTWARE & SERVICES		494,800	0.3

	TECHNOLOGY HARDWARE & EQUIPMENT		64,549	0.0

	TOTAL BANK LOAN OBLIGATIONS	(Cost $1,110,477)	1,111,472	0.6

	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS		900,894	0.5

	BANKS
$750,000	Citigroup, Inc	3.200%, 10/21/26	697,843	0.4
	Other		12,743,901	6.5

			13,441,744	6.9

	CAPITAL GOODS		1,713,490	0.9

	COMMERCIAL & PROFESSIONAL SERVICES		1,057,894	0.6

	CONSUMER DURABLES & APPAREL		169,004	0.1

	CONSUMER SERVICES		231,100	0.1

	DIVERSIFIED FINANCIALS
1,125,000	Wells Fargo & Co	2.625%, 07/22/22	1,083,673	0.5
	Other		5,392,778	2.8

			6,476,451	3.3

	ENERGY		8,044,543	4.1

	FOOD & STAPLES RETAILING		1,584,421	0.8

	FOOD, BEVERAGE & TOBACCO		2,151,489	1.1

	HEALTH CARE EQUIPMENT & SERVICES		1,151,784	0.6

	INSURANCE		2,908,935	1.5

	MATERIALS		2,636,597	1.4

	MEDIA		3,112,060	1.5

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,738,498	1.4

76	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2018

Principal		Issuer		Value	% of net assets

REAL ESTATE				$4,004,357	2.1%

RETAILING				2,140,060	1.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				719,989	0.4

SOFTWARE & SERVICES				1,823,222	1.0

TECHNOLOGY HARDWARE & EQUIPMENT				2,332,121	1.2

TELECOMMUNICATION SERVICES				3,306,149	1.7

TRANSPORTATION				1,724,380	0.9

UTILITIES				7,423,718	3.8

		TOTAL CORPORATE BONDS	(Cost $73,914,614)	71,792,900	37.0

GOVERNMENT BONDS
AGENCY SECURITIES				397,220	0.2

FOREIGN GOVERNMENT BONDS				9,577,762	4.9

MORTGAGE BACKED
$1,355,235		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	1,355,326	0.7
2,974,593		FGLMC	3.000%–6.500%, 03/01/33–03/01/48	3,009,936	1.5
873,241		Federal National Mortgage Association (FNMA)	3.500%, 07/01/32	884,473	0.4
631,990		FNMA	5.500%, 07/01/40	685,677	0.3
716,170		FNMA	4.500%, 11/01/44	750,887	0.4
1,520,298		FNMA	3.000%, 12/25/45	1,488,307	0.8
833,615		FNMA	3.500%, 01/01/46	833,271	0.4
925,364		FNMA	3.500%, 12/01/46	923,504	0.5
681,497	h	FNMA	3.500%, 01/01/47	680,022	0.4
1,166,001		FNMA	3.000%, 02/25/48	1,140,266	0.6
1,039,561		FNMA	4.500%, 03/01/48	1,094,901	0.6
2,944,803	h	FNMA	4.000%, 04/01/48	3,006,093	1.5
750,000	h	FNMA	4.500%, 07/01/48	781,942	0.4
4,437,290		FNMA	3.000%–7.500%, 08/01/21–03/01/48	4,584,201	2.3
1,091,130		Government National Mortgage Association (GNMA)	3.500%, 12/20/47	1,095,957	0.6
1,186,932		GNMA	3.000%, 01/20/48	1,161,622	0.6
1,122,040		GNMA	3.500%, 01/20/48	1,127,005	0.6
		Other		1,293,645	0.7

				25,897,035	13.3

MUNICIPAL BONDS
1,000,000		State of Illinois	5.100%, 06/01/33	946,360	0.5
		Other		97,892	0.0

				1,044,252	0.5

U.S. TREASURY SECURITIES
1,000,000		United States Treasury Bond	3.125%, 11/15/41	1,026,250	0.5
2,935,700		United States Treasury Bond	3.000%, 11/15/45	2,943,154	1.5
1,865,000		United States Treasury Bond	2.875%, 11/15/46	1,824,276	0.9
765,000		United States Treasury Bond	3.000%, 05/15/47	766,404	0.4

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	77

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2018

Principal		Issuer		Value	% of net assets

U.S. TREASURY SECURITIES—continued
$ 1,945,000		United States Treasury Bond	3.000%, 02/15/48	$1,949,559	1.0%
1,850,000		United States Treasury Note	0.750%, 08/31/18	1,846,497	0.9
1,000,000		United States Treasury Note	0.750%, 09/30/18	996,956	0.5
900,000		United States Treasury Note	1.125%, 01/31/19	894,410	0.5
785,000		United States Treasury Note	1.625%, 03/15/20	773,317	0.4
720,000		United States Treasury Note	2.250%, 03/31/20	716,709	0.4
2,000,000		United States Treasury Note	1.500%, 05/15/20	1,962,656	1.0
1,785,000		United States Treasury Note	2.500%, 05/31/20	1,784,094	0.9
2,158,000		United States Treasury Note	1.375%, 05/31/21	2,082,470	1.1
2,835,000		United States Treasury Note	2.625%, 06/15/21	2,835,111	1.5
880,000		United States Treasury Note	2.750%, 05/31/23	880,791	0.5
2,070,000		United States Treasury Note	2.250%, 12/31/23	2,015,016	1.0
3,605,000		United States Treasury Note	2.125%, 03/31/24	3,479,247	1.8
1,000,000		United States Treasury Note	2.125%, 07/31/24	962,344	0.5
1,830,000		United States Treasury Note	2.125%, 09/30/24	1,758,945	0.9
2,090,000		United States Treasury Note	2.875%, 04/30/25	2,097,756	1.1
3,868,000		United States Treasury Note	2.875%, 05/15/28	3,874,044	2.0
3,178,000		United States Treasury Note	0.875%–2.375%, 12/31/18–10/31/24	3,098,700	1.6
		Other		879,356	0.4

				41,448,062	21.3

		TOTAL GOVERNMENT BONDS	(Cost $79,768,810)	78,364,331	40.2

STRUCTURED ASSETS
ASSET BACKED
1,000,000	g	Capital Automotive REIT Series 2014-1A (Class A)	3.660%, 10/15/44	988,822	0.5
860,726	g	MVW Owner Trust Series 2017-1A (Class A)	2.420%, 12/20/34	839,226	0.4
738,750	g	Taco Bell Funding LLC
		Series 2016-1A (Class A2I)	3.832%, 05/25/46	739,637	0.4
		Other		12,490,973	6.3

				15,058,658	7.6

OTHER MORTGAGE BACKED
722,864	i	COBALT CMBS Commercial Mortgage Trust Series 2007-C3 (Class AJ)	6.015%, 05/15/46	737,175	0.4
761,431		Connecticut Avenue Securities Series 2016-C06 (Class 1M1), LIBOR 1 M + 1.300%	3.391%, 04/25/29	767,972	0.4
1,000,000		DBJPM Mortgage Trust Series 2016-C3 (Class A5)	2.890%, 09/10/49	943,457	0.5
1,300,000	i	DBUBS Mortgage Trust Series 2011-LC2A (Class D)	5.719%, 07/10/44	1,339,903	0.7
1,000,000	i	GS Mortgage Securities Corp II Series 2018-GS9 (Class A4)	3.992%, 03/10/51	1,016,528	0.5
951,187		Structured Agency Credit Risk Debt Note (STACR) Series 2017-DNA3 (Class M1), LIBOR 1 M + 0.750%	2.841%, 03/25/30	953,539	0.5

78	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2018

Principal		Issuer		Value	% of net assets

OTHER MORTGAGE BACKED—continued
$ 756,429	i	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 (Class AJ)	6.309%, 05/15/46	$769,175	0.4%
		Other		8,406,373	4.1

				14,934,122	7.5

		TOTAL STRUCTURED ASSETS	(Cost $30,373,366)	29,992,780	15.1

		TOTAL BONDS	(Cost $184,056,790)	180,150,011	92.3

PREFERRED STOCKS
BANKS				143,596	0.1

		TOTAL PREFERRED STOCKS	(Cost $569,550)	143,596	0.1

SHORT-TERM INVESTMENTS
TREASURY DEBT
9,690,000		United States Treasury Bill	1.789%, 08/16/18	9,667,940	5.0

				9,667,940	5.0

		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,667,899)	9,667,940	5.0

		TOTAL PORTFOLIO	(Cost $195,404,716)	191,073,019	98.0
		OTHER ASSETS & LIABILITIES, NET		3,984,386	2.0

		NET ASSETS		$195,057,405	100.0%

Abbreviation(s):

LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities, including those in “Other,” was $35,439,776 or 18.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	79

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2018

Principal	Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 750,000	Federal Farm Credit Bank (FFCB)	0.010%, 07/02/18	$749,964	0.9%
1,000,000	FFCB	0.010%, 07/10/18	999,565	1.3
690,000	FFCB	0.010%, 07/20/18	689,366	0.9
610,000	FFCB	0.010%, 07/25/18	609,305	0.8
750,000	FFCB	0.010%, 07/30/18	748,949	0.9
1,000,000	FFCB	0.010%, 07/31/18	998,517	1.3
800,000	FFCB	0.010%, 08/13/18	798,194	1.0
800,000	FFCB	0.010%, 09/04/18	797,227	1.0
994,000	FFCB	0.010%, 09/10/18	990,266	1.2
605,000	FFCB	0.010%, 09/21/18	602,354	0.8
1,000,000	FFCB	0.010%, 10/05/18	994,787	1.2
757,000	FFCB	0.010%, 10/29/18	751,821	0.9
6,325,000	FFCB	0.010%, 07/05/18–02/11/19	6,305,992	7.9
860,000	Federal Home Loan Bank (FHLB)	0.010%, 07/09/18	859,650	1.1
1,355,000	FHLB	0.010%, 07/12/18	1,354,232	1.7
916,000	FHLB	0.010%, 07/13/18	915,451	1.1
1,474,000	FHLB	0.010%, 07/27/18	1,471,956	1.8
950,000	FHLB	0.010%, 08/01/18	948,465	1.2
805,000	FHLB	0.010%, 08/03/18	803,620	1.0
900,000	FHLB	0.010%, 08/08/18	898,182	1.1
765,000	FHLB	0.010%, 08/15/18	763,164	1.0
800,000	FHLB	0.010%, 08/17/18	798,005	1.0
1,000,000	FHLB	0.010%, 09/14/18	995,979	1.2
690,000	FHLB	0.010%, 10/26/18	685,403	0.9
713,000	FHLB	0.010%, 11/30/18	706,843	0.9
4,000,000	FHLB	0.010%, 07/03/18–12/03/18	3,990,508	5.0
1,050,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010%, 07/09/18	1,049,599	1.3
860,000	FHLMC	0.010%, 07/16/18	859,375	1.1
1,000,000	FHLMC	0.010%, 07/18/18	999,197	1.3
1,070,000	FHLMC	0.010%, 09/19/18	1,065,489	1.3
2,985,000	FHLMC	0.010%, 07/06/18–11/02/18	2,977,583	3.7
725,000	Federal National Mortgage Association (FNMA)	0.010%, 07/06/18	724,827	0.9
900,000	FNMA	0.010%, 07/11/18	899,566	1.1
805,000	FNMA	0.010%, 07/17/18	804,374	1.0
1,000,000	FNMA	0.010%, 07/23/18	998,976	1.3
750,000	FNMA	0.010%, 07/25/18	749,105	0.9
820,000	FNMA	0.010%, 08/13/18	818,208	1.0
1,433,000	FNMA	0.010%, 08/28/18	1,428,679	1.8
1,961,000	FNMA	0.010%, 07/16/18–08/29/18	1,957,508	2.4
	Other		1,015,149	1.4

			47,575,400	59.6

TREASURY DEBT
1,125,000	United States Treasury Bill	0.010%, 07/05/18	1,124,780	1.4
915,000	United States Treasury Bill	0.010%, 07/19/18	914,328	1.2
1,050,000	United States Treasury Bill	0.010%, 07/26/18	1,048,703	1.3
1,500,000	United States Treasury Bill	0.010%, 08/09/18	1,497,102	1.9

80	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2018

Principal		Issuer		Value	% net assets

TREASURY DEBT—continued
$ 1,552,000		United States Treasury Bill	0.010%, 08/16/18	$1,548,534	1.9%
672,000		United States Treasury Bill	0.010%, 08/23/18	670,148	0.8
730,000		United States Treasury Bill	0.010%, 09/06/18	727,407	0.9
1,205,000		United States Treasury Bill	0.010%, 09/20/18	1,199,929	1.5
955,000		United States Treasury Bill	0.010%, 10/04/18	950,183	1.2
1,270,000		United States Treasury Bill	0.010%, 10/11/18	1,264,075	1.6
663,000		United States Treasury Bill	0.010%, 11/01/18	658,555	0.8
1,000,000		United States Treasury Bill	0.010%, 11/08/18	994,006	1.3
700,000		United States Treasury Bill	0.010%, 11/15/18	694,632	0.9
1,000,000		United States Treasury Bill	0.010%, 11/29/18	991,470	1.3
2,038,000		United States Treasury Bill	0.010%, 08/30/18–12/13/18	2,026,814	2.5
1,148,000		United States Treasury Note	0.750%–1.000%, 07/31/18–10/15/18	1,145,851	1.3

				17,456,517	21.8

VARIABLE RATE SECURITIES
4,100,000	i	Federal Agricultural Mortgage Corp (FAMC), LIBOR 1 M – 0.120%–EFFR + 0.150%	1.881%–2.060%, 08/03/18–09/27/19	4,100,000	5.1
6,250,000	i	Federal Farm Credit Bank (FFCB), LIBOR 1 M – 0.125%–LIBOR 3 M – 0.160%	1.900%–2.188%, 08/08/18–05/29/20	6,250,542	7.8
1,900,000	i	Federal Home Loan Bank (FHLB), LIBOR 1 M – 0.070%–LIBOR 3 M – 0.200%	1.976%–2.155%, 01/18/19–07/12/19	1,900,073	2.4
935,000	i	United States Treasury Floating Rate Note, US Treasury Bill 3 M + 0.170%	2.079%, 10/31/18	935,761	1.2
		Other		750,000	0.9

				13,936,376	17.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $78,968,293)	78,968,293	98.8

		TOTAL PORTFOLIO	(Cost $78,968,293)	78,968,293	98.8
		OTHER ASSETS & LIABILITIES, NET		968,714	1.2

		NET ASSETS		$79,937,007	100.0%

Abbreviation(s):

EFFR	Effective Federal Funds Rate
LIBOR	London Interbank Offered Rate
M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	81

Summary portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2018

Shares	Security		Value	% of net assets
TIAA-CREF LIFE FUNDS—99.9% (a)
FIXED INCOME—49.9%
3,049,386	TIAA-CREF Life Bond Fund		$30,798,804	49.9%

	TOTAL FIXED INCOME		30,798,804	49.9

INTERNATIONAL EQUITY—9.9%
689,676	TIAA-CREF Life International Equity Fund		6,138,116	9.9

	TOTAL INTERNATIONAL EQUITY		6,138,116	9.9

U.S. EQUITY—40.1%
345,639	TIAA-CREF Life Growth Equity Fund		5,613,182	9.1
330,022	TIAA-CREF Life Growth & Income Fund		6,178,010	10.0
359,440	TIAA-CREF Life Large-Cap Value Fund		5,592,889	9.0
91,301	TIAA-CREF Life Real Estate Securities Fund		1,259,039	2.0
74,438	TIAA-CREF Life Small-Cap Equity Fund		1,230,457	2.0
202,658	TIAA-CREF Life Stock Index Fund		4,950,928	8.0

	TOTAL U.S. EQUITY		24,824,505	40.1

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $55,144,647)	61,761,425	99.9

	TOTAL PORTFOLIO	(Cost $55,144,647)	61,761,425	99.9
	OTHER ASSETS AND LIABILITIES, NET		44,560	0.1

	NET ASSETS		$61,805,985	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

82	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	83

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2018

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$110,244,768
Cash	4,710
Receivable from securities transactions	1,760,830
Receivable from Fund shares sold	11,838
Dividends and interest receivable	26,860
Due from affiliates	348
Other	8,580

Total assets	112,057,934

LIABILITIES
Management fees payable	4,042
Due to affiliates	803
Overdraft payable	—
Payable for collateral for securities loaned	598,228
Payable for securities transactions	1,343,681
Payable for Fund shares redeemed	172,054
Written optionsà	2,436
Payable for trustee compensation	7,119
Accrued expenses and other payables	28,465

Total liabilities	2,156,828

NET ASSETS	$109,901,106

NET ASSETS CONSIST OF:
Paid-in-capital	$56,680,336
Undistributed net investment income (loss)	660,564
Accumulated net realized gain (loss) on total investments	12,661,602
Net unrealized appreciation (depreciation) on total investments	39,898,604

NET ASSETS	$109,901,106

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,765,527

Net asset value per share	$16.24

* Includes securities loaned of	$574,441
† Portfolio investments, cost	$70,347,544
à Written options premiums	$3,872

84	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$149,546,918	$76,787,340	$73,698,176	$58,948,420	$62,644,524
44,535	10,514	51,136	—	30,841
1,172,847	43,630	—	466,754	—
209	17,630	—	17,394	1,013
111,298	76,941	314,294	51,232	60,786
486	614	447	679	481
13,610	9,665	10,382	6,375	6,154

150,889,903	76,946,334	74,074,435	59,490,854	62,743,799

5,464	2,787	3,028	2,193	746
833	798	812	785	785
—	—	—	177,508	—
1,309,266	1,134,725	—	1,276,683	1,068,657
1,111,920	245,036	—	124,376	945,353
159,134	65,049	59,943	49,245	59,445
285,847	—	—	—	—
11,604	8,627	9,383	6,493	6,294
32,629	27,504	24,168	26,952	24,467

2,916,697	1,484,526	97,334	1,664,235	2,105,747

$147,973,206	$75,461,808	$73,977,101	$57,826,619	$60,638,052

$82,897,890	$54,716,418	$49,303,317	$37,796,887	$29,452,196
2,111,068	1,687,442	2,667,825	539,363	1,575,466
14,388,301	8,165,415	2,780,334	10,524,506	9,736,791
48,575,947	10,892,533	19,225,625	8,965,863	19,873,599

$147,973,206	$75,461,808	$73,977,101	$57,826,619	$60,638,052

7,903,188	4,850,265	5,363,357	3,497,229	3,499,217

$18.72	$15.56	$13.79	$16.53	$17.33

$1,279,129	$1,079,857	$—	$1,247,060	$1,033,182
$101,011,384	$65,894,407	$54,472,551	$49,982,557	$42,770,928
$326,381	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	85

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2018

Stock Index Fund

ASSETS
Portfolio investments, at value*†	$467,737,501
Affiliated investments, at value‡	—
Cash#	48,751
Cash—foreign^	—
Receivable from securities transactions	—
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	95,410
Dividends and interest receivable	409,084
Due from affiliates	482
Receivable for variation margin on open futures contracts	2,520
Other	24,557

Total assets	468,318,305

LIABILITIES
Management fees payable	2,283
Due to affiliates	974
Payable for collateral for securities loaned	3,870,014
Payable for securities transactions	—
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	320,399
Payable for trustee compensation	25,553
Accrued expenses and other payables	57,368

Total liabilities	4,276,591

NET ASSETS	$464,041,714

NET ASSETS CONSIST OF:
Paid-in-capital	$220,620,332
Undistributed net investment income (loss)	11,808,699
Accumulated net realized gain (loss) on total investments	(4,984,027)
Net unrealized appreciation (depreciation) on total investments	236,596,710

NET ASSETS	$464,041,714

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	18,994,611

Net asset value per share	$24.43

* Includes securities loaned of	$3,739,346
# Includes cash collateral for mortgage dollar rolls of	$—
† Portfolio investments, cost	$231,095,838
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

86	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$109,496,248	$191,073,019	$78,968,293	$—
—	—	—	61,761,425
3,690	2,738,383	3,072	63,330
24,726	—	—	—
509,508	1,609,422	—	128,992
—	97,495	—	—
150,794	54,380	1,037,749	—
208,019	1,197,192	26,727	—
938	914	742	517
—	—	—	—
12,430	15,397	1,130	1,651

110,406,353	196,786,202	80,037,713	61,955,915

4,393	4,808	659	507
813	881	809	1,128
1,696,322	—	—	—
421,730	494,321	—	129,033
—	1,141,928	—	—
75,680	486	63,051	1,501
10,378	17,524	1,302	1,775
68,877	68,849	34,885	15,986

2,278,193	1,728,797	100,706	149,930

$108,128,160	$195,057,405	$79,937,007	$61,805,985

$96,813,849	$192,823,939	$79,937,851	$55,432,642
3,005,564	7,862,059	(693)	(17,092)
3,552,226	(1,296,214)	(151)	(226,343)
4,756,521	(4,332,379)	—	6,616,778

$108,128,160	$195,057,405	$79,937,007	$61,805,985

12,145,162	19,303,369	79,934,566	5,301,613

$8.90	$10.10	$1.00	$11.66

$1,620,006	$—	$—	$—
$—	$960,000	$—	$—
$104,723,499	$195,404,716	$78,968,293	$—
$—	$—	$—	$55,144,647
$24,771	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	87

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2018

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$548,397
Interest	9,795
Income from securities lending	4,515
Payment from affiliate	3,292

Total income	565,999

EXPENSES
Management fees	238,292
Shareholder servicing	1,441
Professional fees	16,625
Custody and accounting fees	14,203
Administrative service fees	10,087
Shareholder reports	7,195
Trustee fees and expenses	460
Other expenses	4,654

Total expenses	292,957
Less: Expenses reimbursed by the investment adviser	(16,995)

Net expenses	275,962

Net investment income (loss)	290,037

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	6,399,703
Futures contracts	—
Swap contracts	—
Purchased options	(146,164)
Written options	(203,540)
Foreign currency transactions	(1,739)

Net realized gain (loss) on total investments	6,048,260

Change in unrealized appreciation (depreciation) on:
Portfolio investments	4,324,771
Futures contracts	—
Purchased options	131,044
Written options	(19,218)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(65)

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	4,436,532

Net realized and unrealized gain (loss) on total investments	10,484,792

Net increase (decrease) in net assets from operations	$10,774,829

* Net of foreign withholding taxes of	$19,105

88	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$1,119,408	$765,688	$1,152,568	$271,729	$578,166
5,028	3,659	6,404	1,215	2,665
2,585	3,600	—	1,396	4,700
4,810	2,495	2,483	—	—

1,131,831	775,442	1,161,455	274,340	585,531

330,788	167,121	174,600	131,372	46,063
1,659	1,604	1,628	1,249	1,629
16,788	16,727	17,259	15,536	13,618
24,524	18,306	6,663	16,436	6,851
10,359	9,866	9,816	9,768	9,803
10,658	6,379	5,802	6,293	4,508
700	339	328	255	293
7,690	4,127	4,261	5,838	7,587

403,166	224,469	220,357	186,747	90,352
(20,836)	(31,037)	(21,123)	(35,165)	(22,764)

382,330	193,432	199,234	151,582	67,588

749,501	582,010	962,221	122,758	517,943

5,794,924	4,121,747	292,754	4,620,562	6,903,033
—	—	—	17,790	(6,768)
—	—	—	(10,434)	—
(16,046)	—	—	—	—
(49,132)	—	—	—	—
1,901	519	—	—	—

5,731,647	4,122,266	292,754	4,627,918	6,896,265

(336,977)	(5,553,622)	(296,987)	(2,126,085)	(5,889,446)
—	—	—	(7,579)	(4,301)
9,449	—	—	—	—
16,923	—	—	—	—
319	(497)	—	—	—

(310,286)	(5,554,119)	(296,987)	(2,133,664)	(5,893,747)

5,421,361	(1,431,853)	(4,233)	2,494,254	1,002,518

$6,170,862	$(849,843)	$957,988	$2,617,012	$1,520,461

$15,272	$6,682	$—	$—	$12

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	89

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2018

Stock Index Fund

INVESTMENT INCOME
Dividends*	$4,035,937
Interest	34,150
Income from securities lending	44,865
Payment from affiliate	—

Total income	4,114,952

EXPENSES
Management fees	135,837
Shareholder servicing	1,503
Professional fees	20,508
Custody and accounting fees	13,875
Administrative service fees	12,385
Shareholder reports	24,818
Trustee fees and expenses	2,100
Other expenses	9,102

Total expenses	220,128
Less: Expenses reimbursed by the investment adviser	(16,343)

Net expenses	203,785

Net investment income (loss)	3,911,167

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments
Unaffiliated investments	2,062,583
Affiliated investments	—
Futures contracts	(30,187)
Foreign currency transactions	—

Net realized gain (loss) on total investments	2,032,396

Change in unrealized appreciation (depreciation) on:
Portfolio investments
Unaffiliated investments	8,142,533
Affiliated investments	—
Futures contracts	(88,192)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	8,054,341

Net realized and unrealized gain (loss) on total investments	10,086,737

Net increase (decrease) in net assets from operations	$13,997,904

* Net of foreign withholding taxes of	$170

90	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$2,209,302	$—	$—	$—
8,983	3,161,782	632,737	488
13,622	—	—	—
4,834	—	—	—

2,236,741	3,161,782	632,737	488

287,116	290,993	39,897	30,204
1,645	1,459	1,053	1,450
20,626	24,708	14,012	11,272
39,000	19,036	22,733	5,904
10,165	10,612	9,868	3,149
9,543	14,032	6,197	4,115
542	865	357	238
36,863	6,574	2,626	2,642

405,500	368,279	96,743	58,974
(60,738)	(27,239)	(36,839)	(28,667)

344,762	341,040	59,904	30,307

1,891,979	2,820,742	572,833	(29,819)

3,616,485	(1,166,162)	(74)	223,814
—	—	—	—
—	—	—	—
(23,210)	(943)	—	—

3,593,275	(1,167,105)	(74)	223,814

(10,930,900)	(5,575,550)	—	(75,731)
—	—	—	—
—	—	—	—
(4,167)	(500)	—	—

(10,935,067)	(5,576,050)	—	(75,731)

(7,341,792)	(6,743,155)	(74)	148,083

$(5,449,813)	$(3,922,413)	$572,759	$118,264

$275,149	$1,706	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2018	December 31, 2017*

	(unaudited)
OPERATIONS
Net investment income (loss)	$290,037	$379,609
Net realized gain (loss) on total investments	6,048,260	7,246,349
Net change in unrealized appreciation (depreciation) on total investments	4,436,532	17,848,658

Net increase (decrease) in net assets from operations	10,774,829	25,474,616

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From realized gains	—	(1,338,467)

Total distributions	—	(1,338,467)

SHAREHOLDER TRANSACTIONS
Subscriptions	11,752,063	13,788,648
Reinvestments of distributions	—	1,338,467
Redemptions	(9,726,202)	(16,908,757)

Net increase (decrease) from shareholder transactions	2,025,861	(1,781,642)

Net increase (decrease) in net assets	12,800,690	22,354,507

NET ASSETS
Beginning of period	97,100,416	74,745,909

End of period	$109,901,106	$97,100,416

Undistributed net investment income (loss) included in net assets	$660,564	$370,527

CHANGE IN FUND SHARES
Shares sold	758,295	564,988
Shares reinvested	—	4,106,138
Shares redeemed	(622,818)	(746,802)

Net increase (decrease) from shareholder transactions	135,477	3,924,324

*	As described in Note 8, the share data was adjusted for the 5-for-2 stock split that occurred on October 25, 2017.

92	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2018	December 31, 2017*	June 30, 2018	December 31, 2017*

(unaudited)		(unaudited)

$749,501	$1,364,505	$582,010	$1,042,715
5,731,647	9,473,437	4,122,266	5,981,163

(310,286)	18,429,310	(5,554,119)	1,757,572

6,170,862	29,267,252	(849,843)	8,781,450

—	—	—	—
—	(928,401)	—	(302,191)

—	(928,401)	—	(302,191)

4,444,998	7,511,932	4,702,731	4,431,140
—	928,331	—	302,153
(8,448,931)	(18,248,994)	(4,861,181)	(11,422,287)

(4,003,933)	(9,808,731)	(158,450)	(6,688,994)

2,166,929	18,530,120	(1,008,293)	1,790,265

145,806,277	127,276,157	76,470,101	74,679,836

$147,973,206	$145,806,277	$75,461,808	$76,470,101

$2,111,068	$1,361,567	$1,687,442	$1,105,432

238,443	240,240	300,531	147,183
—	4,968,313	—	2,996,387
(454,526)	(578,655)	(306,971)	(409,234)

(216,083)	4,629,898	(6,440)	2,734,336

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2018	December 31, 2017*

	(unaudited)
OPERATIONS
Net investment income (loss)	$962,221	$1,398,888
Net realized gain (loss) on total investments	292,754	3,244,851
Net change in unrealized appreciation (depreciation) on total investments	(296,987)	4,071,112

Net increase (decrease) in net assets from operations	957,988	8,714,851

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From realized gains	—	(1,962,261)

Total distributions	—	(1,962,261)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,060,284	5,606,864
Reinvestments of distributions	—	1,962,120
Redemptions	(6,185,025)	(10,568,490)

Net increase (decrease) from shareholder transactions	(4,124,741)	(2,999,506)

Net increase (decrease) in net assets	(3,166,753)	3,753,084

NET ASSETS
Beginning of period	77,143,854	73,390,770

End of period	$73,977,101	$77,143,854

Undistributed net investment income (loss) included in net assets	$2,667,825	$1,705,604

CHANGE IN FUND SHARES
Shares sold	160,173	210,802
Shares reinvested	—	3,509,672
Shares redeemed	(475,754)	(405,755)

Net increase (decrease) from shareholder transactions	(315,581)	3,314,719

*	As described in Note 8, the share data was adjusted for the 5-for-2 stock split that occurred on October 25, 2017.

94	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2018	December 31, 2017*	June 30, 2018	December 31, 2017*

(unaudited)		(unaudited)

$122,758	$378,520	$517,943	$990,558
4,627,918	6,193,058	6,896,265	2,933,124

(2,133,664)	1,176,205	(5,893,747)	6,914,501

2,617,012	7,747,783	1,520,461	10,838,183

—	—	—	(6,835)
—	(1,162,850)	—	(208,722)

—	(1,162,850)	—	(215,557)

2,032,628	5,699,514	1,364,361	3,585,942
—	1,162,850	—	215,519
(5,411,617)	(9,230,658)	(3,631,352)	(5,634,488)

(3,378,989)	(2,368,294)	(2,266,991)	(1,833,027)

(761,977)	4,216,639	(746,530)	8,789,599

58,588,596	54,371,957	61,384,582	52,594,983

$57,826,619	$58,588,596	$60,638,052	$61,384,582

$539,363	$416,605	$1,575,466	$1,057,523

125,498	193,772	78,440	107,123
—	2,277,887	—	2,204,925
(334,925)	(312,476)	(210,740)	(180,705)

(209,427)	2,159,183	(132,300)	2,131,343

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	95

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2018	December 31, 2017*

	(unaudited)
OPERATIONS
Net investment income (loss)	$3,911,167	$7,611,528
Net realized gain (loss) on total investments	2,032,396	3,252,175
Net change in unrealized appreciation (depreciation) on total investments	8,054,341	66,493,460

Net increase (decrease) in net assets from operations	13,997,904	77,357,163

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From realized gains	—	(421,541)

Total distributions	—	(421,541)

SHAREHOLDER TRANSACTIONS
Subscriptions	25,500,230	54,522,509
Reinvestments of distributions	—	421,541
Redemptions	(20,886,411)	(51,236,444)

Net increase (decrease) from shareholder transactions	4,613,819	3,707,606

Net increase (decrease) in net assets	18,611,723	80,643,228

NET ASSETS
Beginning of period	445,429,991	364,786,763

End of period	$464,041,714	$445,429,991

Undistributed net investment income (loss) included in net assets	$11,808,699	$7,897,532

CHANGE IN FUND SHARES
Shares sold	1,050,226	1,224,657
Shares reinvested	—	11,277,806
Shares redeemed	(864,648)	(1,142,941)

Net increase (decrease) from shareholder transactions	185,578	11,359,522

*	As described in Note 8, the share data was adjusted for the 5-for-2 stock split that occurred on October 25, 2017.

96	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2018	December 31, 2017*	June 30, 2018	December 31, 2017*

(unaudited)		(unaudited)

$1,891,979	$1,288,941	$2,820,742	$5,064,068
3,593,275	14,087,540	(1,167,105)	649,151

(10,935,067)	13,552,587	(5,576,050)	2,544,411

(5,449,813)	28,929,068	(3,922,413)	8,257,630

—	(1,210,511)	—	(37,244)
—	—	—	—

—	(1,210,511)	—	(37,244)

6,949,752	11,688,260	10,378,574	24,890,008
—	1,210,511	—	37,244
(8,777,508)	(13,949,175)	(11,367,302)	(11,022,815)

(1,827,756)	(1,050,404)	(988,728)	13,904,437

(7,277,569)	26,668,153	(4,911,141)	22,124,823

115,405,729	88,737,576	199,968,546	177,843,723

$108,128,160	$115,405,729	$195,057,405	$199,968,546

$3,005,564	$1,113,585	$7,862,059	$5,041,317

734,754	673,883	1,021,789	1,403,977
—	7,540,417	—	11,346,816
(931,532)	(866,413)	(1,118,432)	(563,454)

(196,778)	7,347,887	(96,643)	12,187,339

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	97

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2018	December 31, 2017

	(unaudited)
OPERATIONS
Net investment income (loss)	$572,833	$583,742
Net realized gain (loss) on total investments	(74)	(77)
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	572,759	583,665

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(572,833)	(583,742)
From realized gains	—	—

Total distributions	(572,833)	(583,742)

SHAREHOLDER TRANSACTIONS
Subscriptions	57,115,456	83,760,116
Reinvestments of distributions	572,833	583,742
Redemptions	(60,161,916)	(80,192,281)

Net increase (decrease) from shareholder transactions	(2,473,627)	4,151,577

Net increase (decrease) in net assets	(2,473,701)	4,151,500

NET ASSETS
Beginning of period	82,410,708	78,259,208

End of period	$79,937,007	$82,410,708

Undistributed net investment income (loss) included in net assets	$(693)	$(693)

CHANGE IN FUND SHARES
Shares sold	57,115,456	83,760,116
Shares reinvested	572,833	583,742
Shares redeemed	(60,161,916)	(80,192,281)

Net increase (decrease) from shareholder transactions	(2,473,627)	4,151,577

98	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2018	December 31, 2017

(unaudited)

$(29,819)	$13,607
223,814	196,799
(75,731)	6,822,312

118,264	7,032,718

—	—
—	(564,726)

—	(564,726)

3,401,225	7,075,201
—	564,614
(1,056,306)	(4,721,985)

2,344,919	2,917,830

2,463,183	9,385,822

59,342,802	49,956,980

$61,805,985	$59,342,802

$(17,092)	$12,727

290,622	645,111
—	50,143
(89,481)	(434,816)

201,141	260,438

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	99

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from

For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
6/30/18	#	$14.65	$0.04	$1.55	$1.59	$—	$—	$—
12/31/17	*	11.05	0.06	3.74	3.80	—	(0.20)	(0.20)
12/31/16	*	11.55	0.06	(0.17)	(0.11)	(0.06)	(0.33)	(0.39)
12/31/15	*	10.81	0.03	1.01	1.04	(0.02)	(0.28)	(0.30)
12/31/14	*	10.55	0.04	1.15	1.19	(0.03)	(0.90)	(0.93)
12/31/13	*	7.56	0.03	2.98	3.01	(0.02)	—	(0.02)

GROWTH & INCOME FUND
6/30/18	#	17.96	0.09	0.67	0.76	—	—	—
12/31/17	*	14.59	0.16	3.32	3.48	—	(0.11)	(0.11)
12/31/16	*	14.28	0.18	1.05	1.23	(0.20)	(0.72)	(0.92)
12/31/15	*	15.02	0.16	0.32	0.48	(0.17)	(1.05)	(1.22)
12/31/14	*	14.81	0.15	1.50	1.65	(0.16)	(1.28)	(1.44)
12/31/13	*	12.15	0.16	3.99	4.15	(0.16)	(1.33)	(1.49)

LARGE-CAP VALUE FUND
6/30/18	#	15.75	0.12	(0.31)	(0.19)	—	—	—
12/31/17	*	14.08	0.21	1.52	1.73	—	(0.06)	(0.06)
12/31/16	*	12.48	0.24	2.11	2.35	(0.24)	(0.51)	(0.75)
12/31/15	*	14.72	0.18	(0.95)	(0.77)	(0.24)	(1.23)	(1.47)
12/31/14	*	14.66	0.26	1.06	1.32	(0.27)	(0.99)	(1.26)
12/31/13	*	11.76	0.22	3.79	4.01	(0.27)	(0.84)	(1.11)

REAL ESTATE SECURITIES FUND
6/30/18	#	13.58	0.18	0.03	0.21	—	—	—
12/31/17	*	12.42	0.24	1.27	1.51	—	(0.35)	(0.35)
12/31/16	*	13.34	0.23	0.29	0.52	(0.38)	(1.06)	(1.44)
12/31/15	*	14.66	0.32	0.27	0.59	(0.40)	(1.51)	(1.91)
12/31/14	*	11.74	0.24	3.11	3.35	(0.22)	(0.21)	(0.43)
12/31/13	*	11.74	0.21	0.01	0.22	(0.22)	—	(0.22)

SMALL-CAP EQUITY FUND
6/30/18	#	15.81	0.03	0.69	0.72	—	—	—
12/31/17	*	14.06	0.10	1.97	2.07	—	(0.32)	(0.32)
12/31/16	*	12.16	0.10	2.32	2.42	(0.12)	(0.40)	(0.52)
12/31/15	*	13.43	0.09	(0.13)	(0.04)	(0.08)	(1.15)	(1.23)
12/31/14	*	14.53	0.11	0.87	0.98	(0.11)	(1.97)	(2.08)
12/31/13	*	12.35	0.11	4.77	4.88	(0.10)	(2.60)	(2.70)

100	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return† †	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

$16.24	10.85%[b]	10.85%[b]	$109,901	0.55%[c]		0.52%[c]		0.55%[c]		0.54%[c]		46%[b]
14.65	34.54	34.53	97,100	0.59		0.52		0.43		0.43		81
11.05	(0.96)	(0.99)	74,746	0.60		0.52		0.55		0.51		106
11.55	9.67	9.67	81,569	0.57		0.52		0.24		0.24		78
10.81	11.25	11.25	70,492	0.59		0.52		0.35		0.35		103
10.55	39.94	39.94	61,802	0.66		0.52		0.29		0.29		105

18.72	4.23 [b]	4.23 [b]	147,973	0.55	[c]	0.52	[c]	1.02	[c]	1.01	[c]	28	[b]
17.96	23.91	23.91	145,806	0.58		0.52		1.00		1.00		70
14.59	8.60	8.53	127,276	0.58		0.52		1.28		1.22		88
14.28	3.34	3.34	132,244	0.55		0.52		1.01		1.01		82
15.02	11.09	11.09	147,873	0.56		0.52		0.98		0.98		103
14.81	34.38	34.38	131,597	0.61		0.52		1.15		1.15		141

15.56	(1.21)[b]	(1.21)[b]	75,462	0.60	[c]	0.52	[c]	1.57	[c]	1.56	[c]	34	[b]
15.75	12.34	12.34	76,470	0.63		0.53		1.39		1.39		55
14.08	18.74	18.58	74,680	0.64		0.52		1.86		1.70		68
12.48	(5.00)	(5.00)	64,052	0.58		0.52		1.25		1.25		61
14.72	8.98	8.98	112,643	0.56		0.52		1.75		1.75		60
14.66	34.31	34.31	104,869	0.60		0.52		1.54		1.54		58

13.79	1.55 [b]	1.55 [b]	73,977	0.63	[c]	0.57	[c]	2.76	[c]	2.75	[c]	12	[b]
13.58	12.32	12.32	77,144	0.66		0.58		1.86		1.86		35
12.42	3.96	3.85	73,391	0.65		0.57		1.71		1.60		59
13.34	4.37	4.37	73,223	0.59		0.57		2.12		2.12		30
14.66	28.47	28.47	128,653	0.58		0.57		1.76		1.76		45
11.74	1.89	1.89	96,202	0.63		0.57		1.72		1.72		58

16.53	4.55 [b]	4.55 [b]	57,827	0.65	[c]	0.53	[c]	0.43	[c]	0.43	[c]	48	[b]
15.81	14.90	14.90	58,589	0.71		0.53		0.68		0.68		77
14.06	19.87	19.87	54,372	0.71		0.53		0.84		0.84		91
12.16	(0.15)	(0.15)	49,403	0.63		0.53		0.68		0.68		92
13.43	6.85	6.85	52,734	0.64		0.54		0.73		0.73		98
14.53	39.87	39.87	51,437	0.73		0.55		0.72		0.72		87

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	101

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
							Less distributions from

For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

SOCIAL CHOICE EQUITY FUND
6/30/18	#	$16.90	$0.14		$0.29	$0.43	$—	$—	$—
12/31/17	*	14.02	0.27		2.66	2.93	(0.00)[d]	(0.05)	(0.05)
12/31/16	*	13.61	0.34		1.48	1.82	(0.34)	(1.07)	(1.41)
12/31/15	*	15.47	0.27		(0.72)	(0.45)	(0.39)	(1.02)	(1.41)
12/31/14	*	14.56	0.26		1.34	1.60	(0.28)	(0.41)	(0.69)
12/31/13	*	11.01	0.22		3.54	3.76	(0.21)	—	(0.21)

STOCK INDEX FUND
6/30/18	#	23.68	0.21		0.54	0.75	—	—	—
12/31/17	*	19.59	0.40		3.71	4.11	—	(0.02)	(0.02)
12/31/16	*	17.74	0.40		1.86	2.26	(0.41)	—	(0.41)
12/31/15	*	18.17	0.35		(0.28)	0.07	(0.36)	(0.14)	(0.50)
12/31/14	*	16.49	0.32		1.73	2.05	(0.33)	(0.04)	(0.37)
12/31/13	*	12.59	0.28		3.92	4.20	(0.28)	(0.02)	(0.30)

INTERNATIONAL EQUITY FUND
6/30/18	#	9.35	0.15		(0.60)	(0.45)	—	—	—
12/31/17	*	7.11	0.10		2.24	2.34	(0.10)	—	(0.10)
12/31/16	*	7.14	0.11		(0.03)	0.08	(0.11)	—	(0.11)
12/31/15	*	7.32	0.10		(0.18)	(0.08)	(0.10)	—	(0.10)
12/31/14	*	8.06	0.12		(0.76)	(0.64)	(0.10)	—	(0.10)
12/31/13	*	6.64	0.13		1.47	1.60	(0.18)	—	(0.18)

BOND FUND
6/30/18	#	10.31	0.15		(0.36)	(0.21)	—	—	—
12/31/17	*	9.86	0.27		0.18	0.45	(0.00)[d]	—	(0.00)[d]
12/31/16	*	9.82	0.28		0.13	0.41	(0.29)	(0.08)	(0.37)
12/31/15	*	10.22	0.29		(0.23)	0.06	(0.35)	(0.11)	(0.46)
12/31/14	*	9.98	0.24		0.31	0.55	(0.23)	(0.08)	(0.31)
12/31/13	*	10.46	0.26		(0.42)	(0.16)	(0.25)	(0.07)	(0.32)

MONEY MARKET FUND
6/30/18	#	1.00	0.01		(0.00)[d]	0.01	(0.01)	—	(0.01)
12/31/17		1.00	0.01		—	0.01	(0.01)	—	(0.01)
12/31/16		1.00	0.00	[d]	0.00 [d]	0.00 [d]	0.00 [d]	—	(0.00)[d]
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00 [d]	0.00 [d]	—	(0.00)[d]
12/31/14		1.00	—		0.00 [d]	0.00 [d]	—	—	—
12/31/13		1.00	0.00	[d]	—	0.00 [d]	0.00 [d]	—	(0.00)[d]

102	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return† †	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$17.33	2.54%[b]	2.54%[b]	$60,638	0.29%[c]		0.22%[c]		1.69%[c]		1.69%[c]		26%[b]		26%[b]
16.90	20.96	20.96	61,385	0.33		0.22		1.75		1.75		13		13
14.02	13.35	13.35	52,595	0.36		0.22		2.44		2.44		21		21
13.61	(2.70)	(2.70)	47,408	0.28		0.22		1.76		1.76		9		9
15.47	10.98	10.98	71,967	0.26		0.22		1.68		1.68		10		10
14.56	34.13	34.13	64,931	0.33		0.22		1.68		1.68		11		11

24.43	3.17 [b]	3.17 [b]	464,042	0.10	[c]	0.09	[c]	1.73	[c]	1.73	[c]	2	[b]	2	[b]
23.68	21.01	21.01	445,430	0.12		0.09		1.88		1.88		7		7
19.59	12.71	12.71	364,787	0.12		0.09		2.19		2.19		12		12
17.74	0.43	0.43	332,443	0.11		0.09		1.91		1.91		7		7
18.17	12.46	12.46	328,728	0.12		0.09		1.86		1.86		8		8
16.49	33.43	33.43	283,117	0.16		0.09		1.90		1.90		5		5

8.90	(4.81)[b]	(4.81)[b]	108,128	0.71	[c]	0.60	[c]	3.29	[c]	3.29	[c]	33	[b]	33	[b]
9.35	32.98	32.97	115,406	0.70		0.60		1.24		1.24		119		119
7.11	1.06	0.96	88,738	0.69		0.60		1.57		1.47		94		94
7.14	(0.98)	(0.98)	91,819	0.66		0.60		1.29		1.29		77		77
7.32	(7.90)	(7.90)	90,680	0.66		0.60		1.46		1.46		91		91
8.06	24.15	24.15	98,106	0.74		0.60		1.79		1.79		133		133

10.10	(2.04)[b]	(2.04)[b]	195,057	0.38	[c]	0.35	[c]	2.91	[c]	2.91	[c]	71	[b]	66	[b]
10.31	4.54	4.54	199,969	0.36		0.35		2.69		2.69		147		114
9.86	4.23	4.23	177,844	0.42		0.35		2.80		2.80		217		143
9.82	0.57	0.57	179,096	0.39		0.35		2.77		2.77		155		155
10.22	5.47	5.47	230,823	0.39		0.35		2.38		2.38		180		180
9.98	(1.54)	(1.54)	189,409	0.44		0.35		2.46		2.46		133		133

1.00	0.71 [b]	0.71 [b]	79,937	0.24	[c]	0.15	[c]	1.44	[c]	1.44	[c]	—		—
1.00	0.74	0.74	82,411	0.26		0.15		0.75		0.75		—		—
1.00	0.28	0.28	78,259	0.26		0.15		0.28		0.28		—		—
1.00	0.00	0.00	71,238	0.23		0.15		0.00		0.00		—		—
1.00	0.00	0.00	68,628	0.23		0.11		0.00		0.00		—		—
1.00	0.01	0.01	73,406	0.27		0.13		0.00		0.00		—		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	103

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations
						Less distributions from

For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

BALANCED FUND
6/30/18	#	$11.63	$(0.01)	$0.04	$0.03	$—	$—	$—
12/31/17		10.32	0.00	1.42	1.42	—	(0.11)	(0.11)
12/31/16		10.12	0.23	0.39	0.62	(0.25)	(0.17)	(0.42)
12/31/15		10.45	0.22	(0.09)	0.13	(0.30)	(0.16)	(0.46)
12/31/14	†	10.00	0.29	0.43	0.72	(0.27)	(0.00)[d]	(0.27)

#	Unaudited
*	This per share data has been retroactively adjusted for the 5-for-2 stock split that occurred on October 25, 2017.
†	The Fund commenced operations on January 31, 2014.
††	Total returns for the shares of the Funds do not include the effect of expenses attributable to the varible annuity or variable life insurance product; if they did, returns for the shares fo the Funds would have been lower.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the underlying Funds.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

104	2018 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

			Ratios and supplemental data
				Ratios to average net assets

Net asset value, end of period	Total return† †		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$11.66	0.26%[b]		$61,806	0.20	%ce	0.10	%ce	(0.10)%[c]		6%[b]
11.63	13.82		59,343	0.23	[e]	0.10	[e]	0.02		14
10.32	6.14		49,957	0.24	[e]	0.10	[e]	2.20		17
10.12	1.28		42,585	0.23	[e]	0.10	[e]	2.03		40
10.45	7.21	[b]	36,932	0.49	ce	0.10	ce	2.99	[c]	59	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2018 Semiannual Report	105

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost

106	2018 Semiannual Report ▪ TIAA-CREF Life Funds

of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	107

Notes to financial statements (unaudited)

payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33010, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the

108	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	109

Notes to financial statements (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2018, there were no material transfers between levels by the Funds.

As of June 30, 2018, 100% of the value of investments in the Small-Cap Equity Fund and the Balanced Fund was valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity investments:
Consumer discretionary	$18,767,372	$2,088,854	$—	$20,856,226
Health care	13,282,430	1,147,093	—	14,429,523
Industrials	7,110,017	1,128,205	—	8,238,222
Information technology	55,170,004	2,089,261	—	57,259,265
Telecommunication services	—	171,379	—	171,379
All other equity investments*	7,341,925	—	—	7,341,925
Short-term investments	598,228	1,350,000	—	1,948,228
Written options**	(2,436)	—	—	(2,436)

Total	$102,267,540	$7,974,792	$—	$110,242,332

Growth & Income
Equity investments:
Consumer discretionary	$19,154,964	$1,937,198	$—	$21,092,162
Consumer staples	11,768,174	1,290,588	—	13,058,762
Financials	16,433,616	643,355	—	17,076,971
Health care	20,727,356	1,387,440	—	22,114,796
Industrials	14,192,064	784,892	—	14,976,956
Information technology	39,388,095	980,823	—	40,368,918
All other equity investments*	18,887,296	—	—	18,887,296
Short-term investments	1,309,266	650,000	—	1,959,266
Purchased options	11,791	—	—	11,791
Written options**	(285,847)	—	—	(285,847)

Total	$141,586,775	$7,674,296	$—	$149,261,071

110	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Value
Equity investments:
Consumer discretionary	$7,272,062	$543,499	$—	$7,815,561
Energy	9,491,898	307,829	—	9,799,727
Financials	15,826,389	549,460	—	16,375,849
Industrials	5,277,250	728,779	160	6,006,189
Information technology	8,987,474	218,239	—	9,205,713
Materials	4,023,094	896,561	—	4,919,655
All other equity investments*	20,729,921	—	—	20,729,921
Short-term investments	1,134,725	800,000	—	1,934,725

Total	$72,742,813	$4,044,367	$160	$76,787,340

Real Estate Securities
Equity investments*	$72,198,176	$—	$—	$72,198,176
Short-term investments	—	1,500,000	—	1,500,000

Total	$72,198,176	$1,500,000	$—	$73,698,176

Social Choice Equity
Equity investments*	$60,425,867	$—	$—	$60,425,867
Short-term investments	1,068,657	1,150,000	—	2,218,657
Futures contracts**	3	—	—	3

Total	$61,494,527	$1,150,000	$—	$62,644,527

Stock Index
Equity investments:
Consumer discretionary	$60,374,302	$112	$—	$60,374,414
Financials	65,611,508	—	238	65,611,746
Health care	63,390,352	9	112	63,390,473
Industrials	47,196,119	—	2,320	47,198,439
All other equity investments*	223,942,415	—	—	223,942,415
Short-term investments	3,870,014	3,350,000	—	7,220,014
Futures contracts**	(44,953)	—	—	(44,953)

Total	$464,339,757	$3,350,121	$2,670	$467,692,548

International Equity
Equity investments:
Asia	$1,265,124	$29,731,744	$—	$30,996,868
Europe	—	72,268,402	—	72,268,402
All other equity investments*	1,040,687	2,693,969	—	3,734,656
Short-term investments	1,696,322	800,000	—	2,496,322

Total	$4,002,133	$105,494,115	$—	$109,496,248

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	111

Notes to financial statements (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Bond
Bank loan obligations	$—	$1,111,472	$—	$1,111,472
Corporate bonds	—	71,725,770	67,130	71,792,900
Government bonds	—	78,364,331	—	78,364,331
Structured assets	—	29,754,334	238,446	29,992,780
Preferred stocks	143,596	—	—	143,596
Short-term investments	—	9,667,940	—	9,667,940

Total	$143,596	$190,623,847	$305,576	$191,073,019

*	For detailed categories, see the accompanying summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At June 30, 2018, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Assets derivatives			Liabilities derivatives
Derivative contract	Location		Fair value amount	Location		Fair value amount

Growth Equity Fund
Equity contracts				Written options		$(2,436)

Growth & Income Fund
Equity contracts	Portfolio investments		$11,791
Equity contracts				Written options		(285,847)

Social Choice Equity Fund
Equity contracts	Futures contracts	*	3

Stock Index Fund
Equity contracts				Futures contracts	*	(44,953)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

112	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

For the period ended June 30, 2018, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Purchased options	$(146,164)	$131,044
Equity contracts	Written options	(203,540)	(19,218)

Growth & Income Fund
Equity contracts	Purchased options	(16,046)	9,449
Equity contracts	Written options	(49,132)	16,923

Small-Cap Equity Fund
Equity contracts	Futures contracts	17,790	(7,579)
Equity contracts	Swap contracts	(10,434)	—

Social Choice Equity Fund
Equity contracts	Futures contracts	(6,768)	(4,301)

Stock Index Fund
Equity contracts	Futures contracts	(30,187)	(88,192)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2018, the Stock Index Fund and the Social Choice Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	113

Notes to financial statements (unaudited)

traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2018, the Growth Equity Fund and the Growth & Income Fund had exposure to options, based on underlying notional values, generally between 0% and 7% of net assets. The purchased and written options outstanding as of June 30, 2018 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2018, the investment management fees and

114	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
Balanced	0.10%	0.10%

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2019. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2018, the Funds did not engage in security transactions with affiliated entities.

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the period ended June 30, 2018, there were no redemptions.

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2018:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Life Balanced	Total

Growth Equity	95%	5%	100%
Growth & Income	96	4	100
Large-Cap Value	93	7	100
Real Estate Securities	98	2	100

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	115

Notes to financial statements (unaudited)

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by Life Balanced	Total

Small-Cap Equity	98%	2%	100%
Social Choice Equity	100	—	100
Stock Index	99	1	100
International Equity	94	6	100
Bond	84	16	100
Money Market	100	—	100
Balanced	100	—	100

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/17	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 6/30/18

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$5,379	$330	$694	$122	$476	$—	$5,613
Growth & Income	5,936	379	399	39	223	—	6,178
Large-Cap Value	5,300	708	359	16	(72)	—	5,593
Real Estate Securities	1,193	246	205	(4)	29	—	1,259
Small Cap Equity	1,183	100	110	4	53	—	1,230
Stock Index	4,736	327	270	16	142	—	4,951
International Equity	5,947	957	486	60	(340)	—	6,138
Bond	29,621	3,096	1,303	(29)	(586)	—	30,799

	$59,295	$6,143	$3,826	$224	$(75)	$—	$61,761

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized

116	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Growth Equity	$70,658,863	$40,413,430	$(829,961)	$39,583,469
Growth & Income	101,244,282	49,987,983	(1,971,194)	48,016,789
Large-Cap Value	67,611,823	12,133,450	(2,957,933)	9,175,517
Real Estate Securities	54,560,151	19,557,721	(419,696)	19,138,025
Small-Cap Equity	50,067,916	10,318,124	(1,437,620)	8,880,504

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	117

Notes to financial statements (unaudited)

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Social Choice Equity	$42,868,564	$20,929,035	$(1,153,072)	$19,775,963
Stock Index	241,197,158	235,422,232	(8,926,842)	226,495,390
International Equity	104,865,984	10,780,789	(6,150,525)	4,630,264
Bond	195,483,682	559,595	(4,970,258)	(4,410,663)
Balanced	55,920,044	6,005,311	(163,930)	5,841,381

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2018 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$50,085,978	$—	$47,554,259	$—
Growth & Income	41,310,543	—	44,497,929	—
Large-Cap Value	24,983,404	—	25,529,659	—
Real Estate Securities	8,453,507	—	12,019,981	—
Small-Cap Equity	27,437,752	—	30,228,858	—
Social Choice Equity	15,860,481	—	17,399,446	—
Stock Index	21,276,549	—	9,962,676	—
International Equity	37,108,171	—	37,046,992	—
Bond	39,015,663	94,396,878	38,060,290	95,664,943
Balanced	6,141,335	—	3,822,721	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2017 was as follows:

	2017
Fund	Ordinary income	Long-term capital gains	Total

Growth Equity	$—	$1,338,467	$1,338,467
Growth & Income	—	928,401	928,401
Large-Cap Value	—	302,191	302,191
Real Estate Securities	—	1,962,261	1,962,261
Small-Cap Equity	—	1,162,850	1,162,850
Social Choice Equity	6,835	208,722	215,557
Stock Index	—	421,541	421,541
International Equity	1,210,511	—	1,210,511
Bond	37,244	—	37,244
Money Market	583,742	—	583,742
Balanced	—	564,726	564,726

118	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The tax character of the fiscal year 2018 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2018, there were no borrowings under this credit facility by the Funds.

Note 8—share split

Effective October 25, 2017, the Growth Equity Fund, Growth & Income Fund, International Equity Fund, Large-cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, and the Bond Fund underwent a 5-for-2 share split. The effect of the share split transaction was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	119

Notes to financial statements (unaudited)	concluded

Note 10—legal proceedings

The Social Choice Equity Fund was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Fund’s exposure related to this matter was 0.18% of net assets as of June 30, 2018.

120	2018 Semiannual Report ▪ TIAA-CREF Life Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Life Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held a meeting on March 15, 2018, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee, following its consultations with Advisors’ representatives, the Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirms or establishes certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	121

Approval of investment management agreement (unaudited)

performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 15, 2018, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Fund’s direct payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between

122	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to and did ask questions and request additional information throughout their deliberations, and they reviewed responses from Advisors to follow-up requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to general session meetings that included Advisors’ personnel, the Trustees met in private sessions, at which no Advisors’ representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process includes a series of meetings leading up to the March 15, 2018 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is ongoing. The Board, as well as its Committees, reviewed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and review, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	123

Approval of investment management agreement (unaudited)

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 15, 2018, all Board members in attendance voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”; selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and

124	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

anticipated operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Board also reviewed the performance of the Stock Index Fund before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on this Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2017. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2017.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers,

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	125

Approval of investment management agreement (unaudited)

regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds that underlie variable insurance products. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of such companies and accounts. The Board considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Investment and TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from

126	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

economies of scale to the extent they share resources and/or personnel. Advisors may also benefit from the ability to acquire investment research related to the commission arrangements made on behalf of the Funds (i.e., soft dollars). Additionally, the Funds are utilized primarily as investment options for products offered by an affiliate of Advisors, TIAA-CREF Life Insurance Company.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2017. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2017. Statements below regarding “net profit” or “net loss” refer to whether Advisors earned a profit or incurred a loss for the services that it rendered to a Fund during 2017 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 2nd, 2nd, 1st and 2nd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 3rd, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Growth & Income Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	127

Approval of investment management agreement (unaudited)

•

The Fund was in the 2nd, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expense ratio and actual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s contractual management fee rate was in the 2nd quintile of its Expense Group and 1st quintile of its Expense Universe.

•

The Fund was in the 4th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 4th, 3rd, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in each the 1st quintile of both its Expense Group and Expense Universe.

128	2018 Semiannual Report ▪ TIAA-CREF Life Funds

continued

•

The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 4th, 4th, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund ranked 1 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods. The Fund’s Performance Universe includes actively-managed funds, while the Fund utilizes a passive investment strategy.

•

For the three-year period, the Fund’s adjusted relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000®Index, differed by –1 basis points. For reference, one basis point equals 0.01%.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	129

Approval of investment management agreement (unaudited)

International Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	Money market funds are not rated by Morningstar.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period.

Balanced Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.

130	2018 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

•

The Fund’s total expense ratio was in the 2nd quintile of its Expense Group, while the Fund’s actual investment management fee rate and contractual investment management fee rate each ranked 1 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Universe, respectively.

•

The Fund was in the 1st quintile of its Performance Group for each of the one- and three-year periods. The Fund was in the 3rd and 1st quintiles of its Performance Universe for the one- and three-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period and also incurred a net loss on each of the underlying funds in which the Fund invested.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	131

Additional information about index providers (unaudited)

Russell indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Bloomberg Barclays indexes

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

FTSE index

Source: FTSE International Limited (“FTSE”) © FTSE 2018. “FTSE®” is a trade mark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “Nareit®” is a trade mark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

Standard & Poor’s index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly

132	2018 Semiannual Report ▪ TIAA-CREF Life Funds

or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the Fund. S&P Dow Jones Indices has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be

TIAA-CREF Life Funds ▪ 2018 Semiannual Report	133

Additional information about index providers (unaudited)	concluded

relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Morningstar indexes

©2018 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

134	2018 Semiannual Report ▪ TIAA-CREF Life Funds

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2018 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

TIAA

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 0.5%
1,681	*,e	Tesla, Inc	$576,499

		TOTAL AUTOMOBILES & COMPONENTS	576,499

CAPITAL GOODS - 5.8%
9,668		Airbus SE	1,128,205
5,931		Boeing Co	1,989,910
3,553		Northrop Grumman Corp	1,093,258
2,453		Parker-Hannifin Corp	382,300
2,995		Roper Industries, Inc	826,350
2,959	*	United Rentals, Inc	436,808
1,594		W.W. Grainger, Inc	491,590

		TOTAL CAPITAL GOODS	6,348,421

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,361	*	CoStar Group, Inc	561,589
7,564	*	IHS Markit Ltd	390,227

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	951,816

CONSUMER DURABLES & APPAREL - 1.9%
19,761		Nike, Inc (Class B)	1,574,556
11,781		Tapestry, Inc	550,291

		TOTAL CONSUMER DURABLES & APPAREL	2,124,847

CONSUMER SERVICES - 2.1%
622	*	Chipotle Mexican Grill, Inc (Class A)	268,312
11,725		Marriott International, Inc (Class A)	1,484,385
10,790		Starbucks Corp	527,092

		TOTAL CONSUMER SERVICES	2,279,789

DIVERSIFIED FINANCIALS - 0.8%
3,930		Goldman Sachs Group, Inc	866,840

		TOTAL DIVERSIFIED FINANCIALS	866,840

ENERGY - 0.9%
7,926		EOG Resources, Inc	986,232

		TOTAL ENERGY	986,232

FOOD & STAPLES RETAILING - 1.6%
20,362	n	Walmart, Inc	1,744,005

		TOTAL FOOD & STAPLES RETAILING	1,744,005

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 0.7%
14,023	*	Monster Beverage Corp	$803,518

		TOTAL FOOD, BEVERAGE & TOBACCO	803,518

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
15,891		Abbott Laboratories	969,192
1,240	*	Align Technology, Inc	424,254
16,445	*	Cerner Corp	983,247
8,729	*	Edwards Lifesciences Corp	1,270,680
4,985	*	Intuitive Surgical, Inc	2,385,223
6,654		Stryker Corp	1,123,594

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,156,190

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
3,719		Estee Lauder Cos (Class A)	530,664

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	530,664

MATERIALS - 2.2%
6,473		Praxair, Inc	1,023,705
3,403		Sherwin-Williams Co	1,386,961

		TOTAL MATERIALS	2,410,666

MEDIA - 1.0%
27	*,m	Rovi Guides, Inc	94
10,476		Walt Disney Co	1,097,990

		TOTAL MEDIA	1,098,084

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
2,757	*	Alexion Pharmaceuticals, Inc	342,282
17,162		Gilead Sciences, Inc	1,215,756
4,435	*	Illumina, Inc	1,238,651
5,854	*	Jazz Pharmaceuticals plc	1,008,644
4,341		Lonza Group AG.	1,147,093
7,325	*	Vertex Pharmaceuticals, Inc	1,244,957
12,630		Zoetis, Inc	1,075,950

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,273,333

RETAILING - 13.4%
3,453	*	Amazon.com, Inc	5,869,410
5,641	*	BJ’s Wholesale Club Holdings, Inc	133,410
13,537		Expedia, Inc	1,627,012
10,983		Home Depot, Inc	2,142,783
29,296		Industria De Diseno Textil S.A.	997,649
1,937		Kering	1,091,111
6,158	*	NetFlix, Inc	2,410,426
2,164	*	Ulta Beauty, Inc	505,207

		TOTAL RETAILING	14,777,008

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT- 5.1%
25,846	*	Advanced Micro Devices, Inc	387,432
19,695		Applied Materials, Inc	909,712
8,994		Broadcom, Inc	2,182,304

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

6,923		NVIDIA Corp	$1,640,059
8,059		Xilinx, Inc	525,930

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,645,437

SOFTWARE & SERVICES - 42.2%
19,926		Activision Blizzard, Inc	1,520,752
12,787	*	Adobe Systems, Inc	3,117,598
5,684	*	Alibaba Group Holding Ltd (ADR)	1,054,552
2,288	*	Alphabet, Inc (Class A)	2,583,587
3,901	*	Alphabet, Inc (Class C)	4,352,151
12,472		Automatic Data Processing, Inc	1,672,994
5,119	*	Baidu, Inc (ADR)	1,243,917
24,489	*	eBay, Inc	887,971
17,758	*	Facebook, Inc	3,450,735
5,917	*	Gartner, Inc	786,369
6,661	*	GoDaddy, Inc	470,266
1,618	*	Guidewire Software, Inc	143,646
5,287	*	IAC/InterActiveCorp	806,215
14,961		Intuit, Inc	3,056,607
15,400		MasterCard, Inc (Class A)	3,026,408
66,992	n	Microsoft Corp	6,606,081
24,416	*	PayPal Holdings, Inc	2,033,120
2,491	*	Red Hat, Inc	334,716
22,302	*	salesforce.com, Inc	3,041,993
3,625	*	Square, Inc	223,445
41,606		Tencent Holdings Ltd	2,089,261
27,577	*	Twitter, Inc	1,204,288
20,444		Visa, Inc (Class A)	2,707,808

		TOTAL SOFTWARE & SERVICES	46,414,480

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
11,762	n	Apple, Inc	2,177,264
35,577		Cisco Systems, Inc	1,530,878
4,501		Motorola, Inc	523,780
10,742		TE Connectivity Ltd	967,425

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,199,347

TELECOMMUNICATION SERVICES - 0.2%
2,400		Softbank Corp	171,379

		TOTAL TELECOMMUNICATION SERVICES	171,379

TRANSPORTATION - 0.9%
4,131		FedEx Corp	937,985

		TOTAL TRANSPORTATION	937,985

		TOTAL COMMON STOCKS	108,296,540

		(Cost $68,399,378)

TIAA-CREF LIFE FUNDS - Growth Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 1.3%
$ 1,350,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	$1,350,000

		TOTAL GOVERNMENT AGENCY DEBT			1,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
598,228	c	State Street Navigator Securities Lending Government Money Market Portfolio			598,228

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			598,228

		TOTAL SHORT-TERM INVESTMENTS			1,948,228

		(Cost $1,948,166)
		TOTAL INVESTMENTS - 100.3%			110,244,768
		(Cost $70,347,544)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(343,662)

		NET ASSETS - 100.0%			$109,901,106

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $574,441.

m	Indicates a security that has been deemed illiquid.

n	All or a portion of these securities have been segregated by the custodian to cover requirements to open written options contracts.

Written options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Microsoft Corp, Put	16	$(1,952)	$87.50	9/21/18	$1,456
Walmart, Inc, Put	20	(1,920)	75.00	9/21/18	980
Total	36	$(3,872)			$2,436

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.5%
6,022		Delphi Automotive plc	$551,796
5,100		Delphi Technologies plc	231,846

		TOTAL AUTOMOBILES & COMPONENTS	783,642

BANKS - 7.6%
93,907		Bank of America Corp	2,647,239
25,916	n	Citigroup, Inc	1,734,299
19,782		Citizens Financial Group, Inc	769,520
9,799		Comerica, Inc	890,925
37,048		Huntington Bancshares, Inc	546,828
44,819		ING Groep NV	643,355
29,616		JPMorgan Chase & Co	3,085,987
6,950		PNC Financial Services Group, Inc	938,945

		TOTAL BANKS	11,257,098

CAPITAL GOODS - 7.6%
3,900	n	Boeing Co	1,308,489
9,185		Caterpillar, Inc	1,246,129
5,275	n	Deere & Co	737,445
5,788		Dover Corp	423,682
16,222	*	Evoqua Water Technologies Corp	332,551
5,212		Fortive Corp	401,897
44,956	n	General Electric Co	611,851
2,796		Harris Corp	404,134
12,137	*	HD Supply Holdings, Inc	520,556
11,649	n	Honeywell International, Inc	1,678,038
9,546		ITT, Inc	498,969
2,686		L3 Technologies, Inc	516,572
3,725	n	Northrop Grumman Corp	1,146,183
4,984	n	Parker-Hannifin Corp	776,756
390		Rockwell Automation, Inc	64,830
2,268		Siemens AG.	298,822
2,718	*,n	WABCO Holdings, Inc	318,060

		TOTAL CAPITAL GOODS	11,284,964

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
12,319		Waste Management, Inc	1,002,027

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,002,027

CONSUMER DURABLES & APPAREL - 2.4%
4,444	*	Lululemon Athletica, Inc	554,833
20,397	e,n	Mattel, Inc	334,919
5,048	n	PVH Corp	755,786

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

9,380		Sony Corp	$480,391
13,925	*,g	Spin Master Corp	617,418
17,283	n	Tapestry, Inc	807,289

		TOTAL CONSUMER DURABLES & APPAREL	3,550,636

CONSUMER SERVICES - 1.3%
9,402		Carnival Corp	538,829
997	*,n	Chipotle Mexican Grill, Inc (Class A)	430,076
3,890		Las Vegas Sands Corp	297,040
2,390	*	Stars Group, Inc	86,681
3,240		Wynn Resorts Ltd	542,181

		TOTAL CONSUMER SERVICES	1,894,807

DIVERSIFIED FINANCIALS - 2.7%
16,113		Blackstone Group LP	518,355
6,445		CME Group, Inc	1,056,464
25,543		Morgan Stanley	1,210,738
7,827		State Street Corp	728,616
12,130		Voya Financial, Inc	570,110

		TOTAL DIVERSIFIED FINANCIALS	4,084,283

ENERGY - 6.8%
4,630	*	Apergy Corp	193,303
17,836	n	Chevron Corp	2,255,005
3,809	*	Concho Resources, Inc	526,975
13,174	*	Continental Resources, Inc	853,148
4,614		Delek US Holdings, Inc	231,484
5,631		Diamondback Energy, Inc	740,871
12,505		EOG Resources, Inc	1,555,997
17,406		Halliburton Co	784,314
9,865		Occidental Petroleum Corp	825,503
22,143	*	Parsley Energy, Inc	670,490
13,122	*	RSP Permian, Inc	577,631
1,287		Valero Energy Corp	142,638
40,788	*	WPX Energy, Inc	735,408

		TOTAL ENERGY	10,092,767

FOOD & STAPLES RETAILING - 0.3%
5,151	n	Walmart, Inc	441,183

		TOTAL FOOD & STAPLES RETAILING	441,183

FOOD, BEVERAGE & TOBACCO - 6.6%
26,750		Coca-Cola Co	1,173,255
16,624		Coca-Cola European Partners plc (Class A)	675,599
15,436	n	ConAgra Foods, Inc	551,528
3,665	n	Constellation Brands, Inc (Class A)	802,159
5,085		Costco Wholesale Corp	1,062,664
3,547		Danone	258,975
7,949		Diageo plc	285,575
4,513		Fresh Del Monte Produce, Inc	201,054
2,124		Heineken NV	212,800
8,546		Kraft Heinz Co	536,860

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

5,025		Lamb Weston Holdings, Inc	$344,263
22,022		Mondelez International, Inc	902,902
14,243	*,n	Monster Beverage Corp	816,124
6,059		PepsiCo, Inc	659,643
10,323		Philip Morris International, Inc	833,479
6,977		Pinnacle Foods, Inc	453,924

		TOTAL FOOD, BEVERAGE & TOBACCO	9,770,804

HEALTH CARE EQUIPMENT & SERVICES - 7.7%
24,111		Abbott Laboratories	1,470,530
3,955	n	Anthem, Inc	941,409
12,704		Baxter International, Inc	938,063
31,638	*	Boston Scientific Corp	1,034,563
4,211	*	Edwards Lifesciences Corp	612,995
3,070	n	Humana, Inc	913,724
2,722	*	Idexx Laboratories, Inc	593,233
1,924	*,n	Intuitive Surgical, Inc	920,595
1,945	*	iRhythm Technologies, Inc	157,798
10,437		Medtronic plc	893,512
7,083	n	Stryker Corp	1,196,035
3,564		Universal Health Services, Inc (Class B)	397,172
2,870	*,n	WellCare Health Plans, Inc	706,709
5,136	n	Zimmer Biomet Holdings, Inc	572,356

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,348,694

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
10,059		Colgate-Palmolive Co	651,924
5,043	n	Estee Lauder Cos (Class A)	719,586
2,163		L’Oreal S.A.	533,237
12,068		Procter & Gamble Co	942,028

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,846,775

INSURANCE - 1.2%
12,327		American International Group, Inc	653,577
8,082	*	Athene Holding Ltd	354,315
5,729	n	Chubb Ltd	727,698

		TOTAL INSURANCE	1,735,590

MATERIALS - 3.9%
11,145	*	Allegheny Technologies, Inc	279,963
26,995		DowDuPont, Inc	1,779,510
6,301		Eastman Chemical Co	629,848
8,627		FMC Corp	769,615
15,012		Freeport-McMoRan Copper & Gold, Inc (Class B)	259,107
7,714		Nutrien Ltd	419,487
8,268	n	Praxair, Inc	1,307,584
11,440	*	Summit Materials, Inc	300,300

		TOTAL MATERIALS	5,745,414

MEDIA - 2.0%
16,635		Comcast Corp (Class A)	545,794
12,866		Viacom, Inc (Class B)	388,039

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

13,086		Walt Disney Co	$1,371,544
8,794	e,n	World Wrestling Entertainment, Inc (Class A)	640,379

		TOTAL MEDIA	2,945,756

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
13,912		AbbVie, Inc	1,288,947
4,966	n	Allergan plc	827,932
14,364		AstraZeneca plc (ADR)	504,320
4,585	*	BioMarin Pharmaceutical, Inc	431,907
2,867	*,n	Bluebird Bio, Inc	449,976
6,452	n	Bristol-Myers Squibb Co	357,054
6,429		Daiichi Sankyo Co Ltd	245,610
7,558		Eli Lilly & Co	644,924
3,537	*,n	Exact Sciences Corp	211,477
21,187	*	Immunogen, Inc	206,149
2,902	*,n	Jazz Pharmaceuticals plc	500,015
1,669		Lonza Group AG.	441,027
3,782	*,n	Nektar Therapeutics	184,675
3,192	*	Neurocrine Biosciences, Inc	313,582
7,022		Novo Nordisk AS	324,350
21,189		Pfizer, Inc	768,737
885	*,n	Regeneron Pharmaceuticals, Inc	305,316
1,883	*	Sage Therapeutics, Inc	294,746
20,913		Schering-Plough Corp	1,269,419
33,696		Teva Pharmaceutical Industries Ltd (ADR)	819,487
2,360		Vifor Pharma AG.	376,452

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,766,102

REAL ESTATE - 0.1%
9,549		Outfront Media, Inc	185,728

		TOTAL REAL ESTATE	185,728

RETAILING - 8.1%
2,781	*	Amazon.com, Inc	4,727,144
5,008	*	ASOS plc	401,706
17,207	*	BJ’s Wholesale Club Holdings, Inc	406,945
12,106		Home Depot, Inc	2,361,881
777		Kering	437,684
6,269		Kohl’s Corp	457,010
4,987	*,n	NetFlix, Inc	1,952,061
4,348	n	Tiffany & Co	572,197
2,573	*,n	Ulta Beauty, Inc	600,693

		TOTAL RETAILING	11,917,321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
28,223	*	Advanced Micro Devices, Inc	423,063
15,839		Applied Materials, Inc	731,603
2,792		Broadcom, Inc	677,451
5,409	*	Cavium, Inc	467,879
33,342		Intel Corp	1,657,431
3,388		Monolithic Power Systems, Inc	452,874
6,552	n	NVIDIA Corp	1,552,168
5,153	n	QUALCOMM, Inc	289,186

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

3,915	e,n	Universal Display Corp	$336,690

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,588,345

SOFTWARE & SERVICES - 16.7%
11,671		Activision Blizzard, Inc	890,731
3,074	*	Adobe Systems, Inc	749,472
3,667	*	Alphabet, Inc (Class C)	4,091,088
3,128		Dassault Systemes S.A.	437,744
2,794	*	DocuSign, Inc	147,943
10,243		DXC Technology Co	825,688
13,065	*,n	Facebook, Inc	2,538,791
2,422	*	Guidewire Software, Inc	215,025
5,193	*,n	IAC/InterActiveCorp	791,881
9,630		MasterCard, Inc (Class A)	1,892,488
53,710		Microsoft Corp	5,296,343
8,804	*,n	Nutanix, Inc	454,022
12,740	*	PayPal Holdings, Inc	1,060,860
2,520	*	Proofpoint, Inc	290,581
12,532	*	salesforce.com, Inc	1,709,365
2,894	*	ServiceNow, Inc	499,128
980	*	Spotify Technology S.A.	164,875
7,043	*,n	Take-Two Interactive Software, Inc	833,609
10,815		Tencent Holdings Ltd	543,079
11,033	*	Teradata Corp	442,975
8,451	*	Twitter, Inc	369,055
3,494	*	VMware, Inc (Class A)	513,513

		TOTAL SOFTWARE & SERVICES	24,758,256

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
30,053	n	Apple, Inc	5,563,111
46,422		Cisco Systems, Inc	1,997,539
5,114		Cognex Corp	228,135
4,741		Motorola, Inc	551,710
3,702		National Instruments Corp	155,410
22,044	*,n	Pure Storage, Inc	526,411

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	9,022,316

TELECOMMUNICATION SERVICES - 0.4%
17,974		AT&T, Inc	577,145

		TOTAL TELECOMMUNICATION SERVICES	577,145

TRANSPORTATION - 1.8%
6,038		DSV AS	486,069
3,483	n	FedEx Corp	790,850
3,445		JB Hunt Transport Services, Inc	418,740
15,169	n	Knight-Swift Transportation Holdings, Inc	579,608
2,927		Union Pacific Corp	414,697

		TOTAL TRANSPORTATION	2,689,964

UTILITIES - 1.6%
5,340		Ameren Corp	324,939
9,885		Evergy, Inc	555,043

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

12,355		FirstEnergy Corp			$443,668
5,763		NextEra Energy, Inc			962,594

		TOTAL UTILITIES			2,286,244

		TOTAL COMMON STOCKS			147,575,861

		(Cost $99,043,398)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
800		General Electric Co			536

		TOTAL CAPITAL GOODS			536

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
700		Centene Corp			5,250
500		Centene Corp			5,050

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,300

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
700		QUALCOMM, Inc			595
800		QUALCOMM, Inc			360

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			955

		TOTAL PURCHASED OPTIONS			11,791

		(Cost $8,749)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.4%
$ 650,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	650,000

		TOTAL GOVERNMENT AGENCY DEBT			650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
1,309,266	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,309,266

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,309,266

		TOTAL SHORT-TERM INVESTMENTS			1,959,266

		(Cost $1,959,237)
		TOTAL INVESTMENTS - 101.1%			149,546,918
		(Cost $101,011,384)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(1,573,712)

		NET ASSETS - 100.0%			$147,973,206

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,279,129.

g

Security is exempt from registration under Rule 144(A) of the securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities amounted $617,418 or 0.4% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Centene Corp, Call	7	$3,444	$130.00	12/21/18	$5,250
Centene Corp, Call	5	2,510	125.00	1/18/19	5,050
General Electric Co, Call	8	640	15.00	1/18/19	536
QUALCOMM, Inc, Call	8	1,054	60.00	7/20/18	360
QUALCOMM, Inc, Call	7	1,101	62.50	8/17/18	595
Total	35	$8,749			$11,791

Written options outstanding as of June 30, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Albemarle Corp, Put	7	$(4,822)	$95.00	12/21/18	$(5,495)
Albemarle Corp, Put	1	(878)	87.50	1/18/19	(500)
Allergan plc, Call	5	(375)	185.00	7/20/18	(185)
Allergan plc, Put	5	(9,665)	180.00	1/18/19	(10,550)
American Water Works Co, Inc, Put	13	(2,509)	75.00	12/21/18	(845)
Anthem, Inc, Put	4	(2,490)	210.00	9/21/18	(876)
Apple, Inc, Call	5	(3,230)	200.00	10/19/18	(2,000)
Apple, Inc, Put	5	(1,390)	165.00	10/19/18	(1,195)
Big Lots, Inc, Put	18	(4,284)	35.00	10/19/18	(1,710)
Bluebird Bio, Inc, Put	3	(3,339)	145.00	8/17/18	(2,160)
Boeing Co, Call	3	(1,089)	387.50	7/13/18	(18)
Bristol-Myers Squibb Co, Put	10	(995)	45.00	9/21/18	(160)
Caesarstone Ltd, Put	22	(2,266)	15.00	10/19/18	(3,685)
Celgene Corp, Put	7	(21,686)	110.00	1/18/19	(21,595)
Celgene Corp, Put	11	(13,178)	90.00	1/18/19	(13,662)
Centene Corp, Call	7	(1,736)	140.00	12/21/18	(2,362)
Centene Corp, Call	5	(990)	140.00	1/18/19	(2,280)
Centene Corp, Put	9	(1,817)	90.00	12/21/18	(967)
Centene Corp, Put	7	(3,486)	97.50	1/18/19	(1,330)
Chevron Corp, Call	6	(486)	131.00	7/20/18	(468)
Chevron Corp, Call	3	(579)	145.00	12/21/18	(402)
Chipotle Mexican Grill, Inc, Call	1	(2,378)	520.00	12/21/18	(1,255)
Chipotle Mexican Grill, Inc, Call	2	(3,716)	540.00	12/21/18	(1,900)
Chipotle Mexican Grill, Inc, Put	3	(3,755)	380.00	10/19/18	(3,150)
Chipotle Mexican Grill, Inc, Put	3	(6,294)	360.00	12/21/18	(3,405)
Chipotle Mexican Grill, Inc, Put	3	(4,584)	400.00	12/21/18	(6,750)
Chubb Ltd, Put	7	(854)	120.00	8/17/18	(854)
Cigna Corp, Put	5	(4,540)	165.00	1/18/19	(4,200)
Citigroup, Inc, Call	12	(396)	71.50	7/20/18	(396)
Clovis Oncology, Inc, Put	2	(1,352)	45.00	10/19/18	(1,400)
Coherent, Inc, Put	5	(7,640)	145.00	2/15/19	(7,640)
ConAgra Brands, Inc, Put	23	(1,140)	35.00	8/17/18	(1,541)
Constellation Brands Inc, Call	4	(412)	242.50	7/6/18	(20)
Constellation Brands Inc, Put	4	(392)	215.00	7/6/18	(280)
Deere & Co, Put	3	(195)	135.00	7/20/18	(564)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Deere & Co, Put	3	$(1,382)	$135.00	8/17/18	$(1,188)
Discovery, Inc, Put	21	(871)	17.50	10/19/18	(357)
DISH Network Corp, Put	14	(12,152)	45.00	1/18/19	(17,710)
Estee Lauder Cos, Inc, Put	2	(442)	125.00	7/20/18	(24)
Estee Lauder Cos, Inc, Put	6	(402)	135.00	7/20/18	(420)
Exact Sciences Corp, Call	14	(3,892)	80.00	8/17/18	(420)
Exact Sciences Corp, Put	14	(826)	55.00	7/20/18	(1,330)
Exact Sciences Corp, Put	18	(2,592)	60.00	8/17/18	(8,910)
Expedia Group, Inc, Put	5	(3,304)	105.00	1/18/19	(2,250)
Facebook, Inc, Call	3	(741)	210.00	7/27/18	(480)
Facebook, Inc, Call	2	(416)	215.00	8/17/18	(472)
Facebook, Inc, Put	5	(499)	170.00	7/20/18	(135)
Facebook, Inc, Put	3	(225)	180.00	7/20/18	(270)
FedEx Corp, Call	8	(1,948)	250.00	8/17/18	(1,248)
FedEx Corp, Call	4	(668)	260.00	8/17/18	(284)
FedEx Corp, Put	4	(1,260)	220.00	8/17/18	(1,936)
FedEx Corp, Put	4	(3,928)	220.00	10/19/18	(3,380)
Fifth Third Bancorp, Put	21	(651)	28.00	7/20/18	(924)
General Electric Co, Call	17	(289)	18.00	1/18/19	(306)
General Electric Co, Put	33	(1,584)	13.00	12/21/18	(2,673)
General Electric Co, Put	17	(2,431)	14.00	1/18/19	(2,261)
Goldman Sachs Group, Inc, Put	2	(4,022)	235.00	1/18/19	(4,375)
Hain Celestial Group, Inc, Put	22	(4,246)	26.00	1/18/19	(3,300)
Hasbro, Inc, Put	8	(1,464)	70.00	10/19/18	(240)
Humana, Inc, Call	3	(1,290)	340.00	11/16/18	(877)
IAC, Call	5	(288)	180.00	7/20/18	(50)
Incyte Corp, Put	3	(1,128)	60.00	1/18/19	(1,170)
Ingredion, Inc, Put	3	(2,154)	115.00	10/19/18	(2,325)
International Business Machines Corp, Put	7	(4,095)	135.00	1/18/19	(4,200)
Intuitive Surgical, Inc, Put	3	(2,224)	395.00	7/20/18	(390)
Jazz Pharmaceuticals plc, Call	3	(849)	195.00	9/21/18	(750)
Jazz Pharmaceuticals plc, Put	3	(549)	165.00	7/20/18	(465)
Knight-Swift Transportation Holdings, Inc, Put	13	(2,509)	35.00	11/16/18	(2,080)
Mattel, Inc, Put	22	(4,356)	13.00	1/18/19	(1,980)
McDonald’s Corp, Put	2	(278)	145.00	8/17/18	(220)
McDonald’s Corp, Put	3	(1,411)	150.00	9/21/18	(915)
MGP Ingredients, Inc, Put	12	(588)	80.00	7/20/18	(630)
Micron Technology, Inc, Put	13	(3,657)	52.50	8/17/18	(4,212)
MKS Instruments, Inc, Put	8	(752)	90.00	7/20/18	(1,100)
Mohawk Industries, Inc, Put	3	(3,602)	200.00	1/18/19	(2,865)
Molina Healthcare, Inc, Put	11	(649)	75.00	7/20/18	(303)
Monster Beverage Corp, Put	15	(1,260)	45.00	9/21/18	(375)
Monster Beverage Corp, Put	10	(1,286)	45.00	12/21/18	(775)
Nektar Therapeutics, Put	12	(16,296)	55.00	1/18/19	(17,040)
NetFlix, Inc, Call	3	(294)	442.50	7/6/18	(57)
NetFlix, Inc, Call	3	(3,024)	450.00	8/17/18	(2,859)
NetFlix, Inc, Put	3	(780)	330.00	7/6/18	(72)
NetFlix, Inc, Put	5	(834)	340.00	7/13/18	(475)
NetFlix, Inc, Put	3	(954)	310.00	8/17/18	(1,335)
Newell Brands, Inc, Put	15	(2,820)	25.00	1/18/19	(3,337)
Northrop Grumman Corp, Call	3	(420)	327.50	7/20/18	(405)
Northrop Grumman Corp, Put	1	(1,568)	300.00	1/18/19	(1,650)
Northrop Grumman Corp, Put	2	(3,966)	310.00	1/18/19	(3,932)
Nutanix, Inc, Put	8	(592)	40.00	8/17/18	(460)
NVIDIA Corp, Put	4	(6,352)	185.00	1/18/19	(2,800)
NXP Semiconductors NV, Put	7	(1,225)	80.00	8/17/18	(578)
Parker-Hannifin Corp, Call	5	(1,640)	190.00	8/17/18	(65)
Parker-Hannifin Corp, Put	5	(790)	150.00	8/17/18	(1,850)
Parker-Hannifin Corp, Put	4	(4,992)	155.00	1/18/19	(4,280)
Praxair, Inc, Put	3	(3,340)	140.00	1/18/19	(840)
Pure Storage, Inc, Put	20	(1,900)	17.50	11/16/18	(800)
PVH Corp, Call	7	(1,071)	170.00	7/20/18	(70)
PVH Corp, Put	7	(290)	135.00	7/20/18	(196)
QUALCOMM, Inc, Call	8	(274)	65.00	7/20/18	(80)
QUALCOMM, Inc, Call	7	(371)	67.50	8/17/18	(196)
QUALCOMM, Inc, Put	17	(1,075)	50.00	7/20/18	(459)
QUALCOMM, Inc, Put	15	(660)	50.00	8/17/18	(1,140)
Raytheon Co, Put	3	(378)	150.00	11/16/18	(326)
Raytheon Co, Put	3	(1,938)	185.00	11/16/18	(2,123)
Red Hat, Inc, Put	7	(709)	130.00	7/20/18	(1,260)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Regeneron Pharmaceuticals, Inc, Call	3	$(980)	$365.00	7/20/18	$(1,110)
Regeneron Pharmaceuticals, Inc, Put	3	(7,174)	315.00	2/15/19	(6,375)
Rockwell Automation, Inc, Call	1	(619)	175.00	10/19/18	(575)
Rockwell Automation, Inc, Call	1	(716)	185.00	1/18/19	(550)
Rockwell Automation, Inc, Put	2	(1,162)	150.00	10/19/18	(630)
Rockwell Automation, Inc, Put	2	(1,827)	160.00	1/17/20	(1,760)
Stanley Black & Decker, Inc, Put	5	(2,565)	135.00	10/19/18	(3,975)
Stryker Corp, Put	5	(2,591)	155.00	12/21/18	(2,000)
Take-Two Interactive Software, Inc, Put	7	(2,134)	70.00	1/18/19	(647)
Tapestry, Inc, Put	7	(1,211)	40.00	11/16/18	(665)
Tapestry, Inc, Put	13	(4,394)	45.00	11/16/18	(3,120)
Tiffany & Co, Call	10	(4,929)	140.00	11/16/18	(5,000)
Tiffany & Co, Put	10	(4,380)	110.00	11/16/18	(1,770)
Tiffany & Co, Put	10	(5,531)	120.00	1/18/19	(5,325)
Ulta Beauty, Inc, Put	2	(3,556)	210.00	9/21/18	(1,000)
United Parcel Service, Inc, Put	8	(4,360)	100.00	10/19/18	(2,056)
Universal Display Corp, Put	7	(3,089)	75.00	8/17/18	(1,838)
WABCO Holdings, Inc, Put	7	(3,913)	115.00	12/21/18	(4,690)
Walmart, Inc, Put	9	(874)	75.00	9/21/18	(441)
Walmart, Inc, Put	10	(2,270)	80.00	9/21/18	(1,190)
WellCare Health Plans, Inc, Call	3	(759)	270.00	9/21/18	(1,110)
World Wrestling Entertainment, Call	10	(640)	90.00	8/17/18	(450)
World Wrestling Entertainment, Put	10	(470)	55.00	8/18/18	(450)
Zimmer Biomet Holdings, Inc, Put	7	(5,586)	110.00	12/21/18	(4,060)
Total	957	$(326,381)			$(285,847)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.6%
23,452		General Motors Co	$924,009
12,909		Peugeot S.A.	294,135

		TOTAL AUTOMOBILES & COMPONENTS	1,218,144

BANKS - 11.4%
88,005		Bank of America Corp	2,480,861
24,476		Citigroup, Inc	1,637,934
6,046		Citizens Financial Group, Inc	235,189
5,382		Comerica, Inc	489,332
8,367		Fifth Third Bancorp	240,133
16,564		Huntington Bancshares, Inc	244,485
10,845		JPMorgan Chase & Co	1,130,049
30,476		Regions Financial Corp	541,863
20,561		Wells Fargo & Co	1,139,902
8,506		Zions Bancorporation	448,181

		TOTAL BANKS	8,587,929

CAPITAL GOODS - 6.4%
17,060		Arconic, Inc	290,191
184,248	*	Bombardier, Inc	728,779
6,920	*	Colfax Corp	212,098
3,581		Eaton Corp	267,644
6,412	*	Evoqua Water Technologies Corp	131,446
4,941		Fortive Corp	381,000
46,540		General Electric Co	633,410
8,713		GrafTech International Ltd	156,747
14,300	*	HD Supply Holdings, Inc	613,327
1,857	*	Herc Holdings, Inc	104,623
151	*	JELD-WEN Holding, Inc	4,317
3,387		Johnson Controls International plc	113,295
2,942	*	SPX Corp	103,117
8,076	*	SPX FLOW, Inc	353,487
20,120		Triumph Group, Inc	394,352
2,496		United Technologies Corp	312,075

		TOTAL CAPITAL GOODS	4,799,908

CONSUMER DURABLES & APPAREL - 1.4%
36,104		Cyrela Brazil Realty S.A.	102,469
5,106		Lennar Corp (Class A)	268,065
11,665		Newell Rubbermaid, Inc	300,840
15,566	*,e	Under Armour, Inc (Class A)	349,924

		TOTAL CONSUMER DURABLES & APPAREL	1,021,298

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.0%
32,597		Arcos Dorados Holdings, Inc	$226,549
5,442		Carnival Corp	311,881
8,395		Extended Stay America, Inc	181,416
8,381		Melco Crown Entertainment Ltd (ADR)	234,668
13,590		Red Rock Resorts, Inc	455,265
7,298		Restaurant Brands International, Inc	440,069
2,396		Wynn Resorts Ltd	400,947

		TOTAL CONSUMER SERVICES	2,250,795

DIVERSIFIED FINANCIALS - 5.0%
2,437		American Express Co	238,826
16,237	*	AXA Equitable Holdings, Inc	334,645
1,984		Bank of New York Mellon Corp	106,997
13,371		Blackstone Group LP	430,145
4,007		Capital One Financial Corp	368,244
5,523		Goldman Sachs Group, Inc	1,218,208
8,278		Morgan Stanley	392,377
4,302		State Street Corp	400,473
10,377		Synchrony Financial	346,384

		TOTAL DIVERSIFIED FINANCIALS	3,836,299

ENERGY - 13.0%
2,313		Anadarko Petroleum Corp	169,427
3,426		Apache Corp	160,165
2,544		Arch Coal, Inc	199,526
54,767		Cenovus Energy, Inc	568,481
7,613		Chevron Corp	962,512
2,050	*	Concho Resources, Inc	283,618
16,382		Devon Energy Corp	720,153
148		Diamondback Energy, Inc	19,472
5,013		EOG Resources, Inc	623,768
13,042		Exxon Mobil Corp	1,078,965
17,751	*	Matador Resources Co	533,418
36,924	*	MEG Energy Corp	307,829
19,549		Nabors Industries Ltd	125,309
3,713		National Oilwell Varco, Inc	161,144
3,508		Occidental Petroleum Corp	293,549
36,063	*	Parsley Energy, Inc	1,091,988
19,354		Plains All American Pipeline LP	457,529
5,366		Plains GP Holdings LP	128,301
3,510		RPC, Inc	51,141
5,374	*	RSP Permian, Inc	236,563
20,917		TechnipFMC plc	663,905
104,775	*	Weatherford International Ltd	344,710
17,838		Williams Cos, Inc	483,588
7,469	*	WPX Energy, Inc	134,666

		TOTAL ENERGY	9,799,727

FOOD & STAPLES RETAILING - 0.6%
4,901		Walmart, Inc	419,771

		TOTAL FOOD & STAPLES RETAILING	419,771

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.8%
2,410		Bunge Ltd	$168,001
5,384		General Mills, Inc	238,296
22,638		Kraft Heinz Co	1,422,119
712		Molson Coors Brewing Co (Class B)	48,444
15,431		Mondelez International, Inc	632,671
11,291		Philip Morris International, Inc	911,636
3,197		Pinnacle Foods, Inc	207,997

		TOTAL FOOD, BEVERAGE & TOBACCO	3,629,164

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
1,679		Aetna Inc	308,096
610		Anthem, Inc	145,198
1,014		Baxter International, Inc	74,874
13,953		CVS Health Corp	897,876
5,052		McKesson Corp	673,937
2,652		Medtronic plc	227,038
5,575	*	Molina Healthcare, Inc	546,015
2,500		Zimmer Biomet Holdings, Inc	278,600

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,151,634

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
8,138		Procter & Gamble Co	635,252

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	635,252

INSURANCE - 5.2%
15,600		American International Group, Inc	827,112
5,075	*	Athene Holding Ltd	222,488
1,461	*	Berkshire Hathaway, Inc (Class B)	272,696
3,462		Chubb Ltd	439,743
4,250		Hartford Financial Services Group, Inc	217,303
11,301		Manulife Financial Corp	203,079
23,590		Metlife, Inc	1,028,524
60,000		Ping An Insurance Group Co of China Ltd	549,460
1,563		Travelers Cos, Inc	191,217

		TOTAL INSURANCE	3,951,622

MATERIALS - 6.5%
3,116		Ashland Global Holdings, Inc	243,609
2,053	*	Berry Plastics Group, Inc	94,315
5,680	*	Crown Holdings, Inc	254,237
15,646		DowDuPont, Inc	1,031,384
29,403		First Quantum Minerals Ltd	433,223
20,829		Freeport-McMoRan Copper & Gold, Inc (Class B)	359,508
253	*	GCP Applied Technologies, Inc	7,324
45,458		Glencore Xstrata plc	215,825
24,219		Louisiana-Pacific Corp	659,241
7,837		Olin Corp	225,079
10,211		ThyssenKrupp AG.	247,513
18,895		Tronox Ltd	371,854
1,442		Vulcan Materials Co	186,104
8,054		WR Grace and Co	590,439

		TOTAL MATERIALS	4,919,655

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 1.8%
10,476		Comcast Corp (Class A)	$343,717
10,649	*	DISH Network Corp (Class A)	357,913
5,932		Walt Disney Co	621,733

		TOTAL MEDIA	1,323,363

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
7,020		Allergan plc	1,170,375
1,574	*	Biogen Idec, Inc	456,838
2,518		Bristol-Myers Squibb Co	139,346
14,924		Gilead Sciences, Inc	1,057,216
4,802		Johnson & Johnson	582,675
5,465	*	Mylan NV	197,505
2,012	*	PerkinElmer, Inc	147,339
42,133		Pfizer, Inc	1,528,585
9,349		Schering-Plough Corp	567,484
3,112	*,e	TESARO, Inc	138,390
38,601		Teva Pharmaceutical Industries Ltd (ADR)	938,776

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,924,529

REAL ESTATE - 0.6%
627		AvalonBay Communities, Inc	107,775
12,094		MGM Growth Properties LLC	368,383

		TOTAL REAL ESTATE	476,158

RETAILING - 2.6%
4,263		Advance Auto Parts, Inc	578,489
10,235		Bed Bath & Beyond, Inc	203,932
1,382	*	Dollar Tree, Inc	117,470
4,928		Expedia, Inc	592,296
38,382	*	Groupon, Inc	165,043
180,000		Hengdeli Holdings Ltd	8,108
2,599		Target Corp	197,836
28,904		Via Varejo S.A.	138,787

		TOTAL RETAILING	2,001,961

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
36,761	*	Advanced Micro Devices, Inc	551,047
9,240	*	Cree, Inc	384,107
11,942		Intel Corp	593,637
3,597	*	Mellanox Technologies Ltd	303,227
99	*	Micron Technology, Inc	5,192
7,083		QUALCOMM, Inc	397,498

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,234,708

SOFTWARE & SERVICES - 4.7%
11,371	*	eBay, Inc	412,312
4,831	*	GreenSky, Inc	102,176
3,636		International Business Machines Corp	507,949
1,365	*	MicroStrategy, Inc (Class A)	174,379
17,435		Oracle Corp	768,186

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

71,813	*,e	Pandora Media, Inc	$565,886
18,905	*	Teradata Corp	759,036
71,016	*	Zynga, Inc	289,035

		TOTAL SOFTWARE & SERVICES	3,578,959

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
34,685		Cisco Systems, Inc	1,492,496
3,790		Corning, Inc	104,263
226	*	Extreme Networks, Inc	1,799
6,799		Hewlett Packard Enterprise Co	99,333
11,171	*	Infinera Corp	110,928
16,512		Juniper Networks, Inc	452,759
4,367	*	Lumentum Holdings, Inc	252,849
1,300		Murata Manufacturing Co Ltd	218,239
71,458		Nokia Corp	410,884
10,354		Xerox Corp	248,496

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,392,046

TELECOMMUNICATION SERVICES - 4.5%
39,230		AT&T, Inc	1,259,675
18,922		CenturyLink, Inc	352,706
25,042	*,e	Sprint Corp	136,229
13,120		Telephone & Data Systems, Inc	359,750
25,002		Verizon Communications, Inc	1,257,851

		TOTAL TELECOMMUNICATION SERVICES	3,366,211

TRANSPORTATION - 1.6%
6,714		American Airlines Group, Inc	254,864
15,994	*,†,b,m	AMR Corp (Escrow)	160
5,830	*	Kirby Corp	487,388
12,140		Knight-Swift Transportation Holdings, Inc	463,869

		TOTAL TRANSPORTATION	1,206,281

UTILITIES - 2.8%
2,465		Duke Energy Corp	194,932
1,359		Edison International	85,984
3,274		Entergy Corp	264,507
4,762		Exelon Corp	202,861
21,588		FirstEnergy Corp	775,225
7,745		PG&E Corp	329,627
1,831		Pinnacle West Capital Corp	147,505
1,090		Sempra Energy	126,560

		TOTAL UTILITIES	2,127,201

		TOTAL COMMON STOCKS	74,852,615

		(Cost $63,959,719)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 1.1%
$ 800,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	$800,000

		TOTAL GOVERNMENT AGENCY DEBT			800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
1,134,725	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,134,725

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,134,725

		TOTAL SHORT-TERM INVESTMENTS			1,934,725

		(Cost $1,934,688)
		TOTAL INVESTMENTS - 101.8% (Cost $65,894,407)			76,787,340
		OTHER ASSETS & LIABILITIES, NET - (1.8)%			(1,325,532)

		NET ASSETS - 100.0%			$75,461,808

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,079,857.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

CASINOS & GAMING - 0.4%
10,000		MGM Resorts International	$290,300

		TOTAL CASINOS & GAMING	290,300

DATA PROCESSING & OUTSOURCED SERVICES - 1.4%
25,000	*	GDS Holdings Ltd (ADR)	1,002,250

		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	1,002,250

DIVERSIFIED REITS - 1.4%
35,000		Colony Capital, Inc	218,400
10,000		iShares Dow Jones US Real Estate Index Fund	805,800

		TOTAL DIVERSIFIED REITS	1,024,200

HEALTH CARE REITS - 5.5%
50,000		HCP, Inc	1,291,000
15,000		Healthcare Trust of America, Inc	404,400
20,000		Ventas, Inc	1,139,000
20,000		Welltower, Inc	1,253,800

		TOTAL HEALTH CARE REITS	4,088,200

HOMEBUILDING - 0.5%
24,000	*	TRI Pointe Homes, Inc	392,640

		TOTAL HOMEBUILDING	392,640

HOTEL & RESORT REITS - 3.4%
52,000		Host Marriott Corp	1,095,640
11,500		MGM Growth Properties LLC	350,290
65,000		Sunstone Hotel Investors, Inc	1,080,300

		TOTAL HOTEL & RESORT REITS	2,526,230

INDUSTRIAL REITS - 10.4%
4,000		DCT Industrial Trust, Inc	266,920
24,000		Duke Realty Corp	696,720
4,000		EastGroup Properties, Inc	382,240
46,000		Prologis, Inc	3,021,740
78,000		Rexford Industrial Realty, Inc	2,448,420
23,000		Terreno Realty Corp	866,410

		TOTAL INDUSTRIAL REITS	7,682,450

IT CONSULTING & OTHER SERVICES - 0.8%
9,500	*	InterXion Holding NV	592,990

		TOTAL IT CONSULTING & OTHER SERVICES	592,990

MORTGAGE REITS - 1.6%
11,500		Hannon Armstrong Sustainable Infrastructure Capital, Inc	227,125

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

45,000		Starwood Property Trust, Inc	$976,950

		TOTAL MORTGAGE REITS	1,204,075

OFFICE REITS - 11.7%
14,500		Alexandria Real Estate Equities, Inc	1,829,465
17,500		Boston Properties, Inc	2,194,850
28,000		Hudson Pacific Properties	992,040
11,000		JBG SMITH Properties	401,170
16,500		Kilroy Realty Corp	1,248,060
14,000		SL Green Realty Corp	1,407,420
7,500		Vornado Realty Trust	554,400

		TOTAL OFFICE REITS	8,627,405

REAL ESTATE OPERATING COMPANIES - 0.3%
13,640	*	Essential Properties Realty Trust, Inc	184,686

		TOTAL REAL ESTATE OPERATING COMPANIES	184,686

REAL ESTATE SERVICES - 0.8%
28,000		Kennedy-Wilson Holdings, Inc	592,200

		TOTAL REAL ESTATE SERVICES	592,200

RESIDENTIAL REITS - 16.4%
30,000		American Homes 4 Rent	665,400
7,000		AvalonBay Communities, Inc	1,203,230
14,000		Camden Property Trust	1,275,820
21,000		Equity Lifestyle Properties, Inc	1,929,900
25,000		Equity Residential	1,592,250
7,000		Essex Property Trust, Inc	1,673,490
68,000		Invitation Homes, Inc	1,568,080
4,000		Mid-America Apartment Communities, Inc	402,680
18,500		Sun Communities, Inc	1,810,780

		TOTAL RESIDENTIAL REITS	12,121,630

RETAIL REITS - 17.1%
14,000		Agree Realty Corp	738,780
40,000		DDR Corp	716,000
12,500		Federal Realty Investment Trust	1,581,875
32,000		GGP, Inc	653,760
5,000		Macerich Co	284,150
5,500		Realty Income Corp	295,845
25,000		Regency Centers Corp	1,552,000
57,000		Retail Opportunities Investment Corp	1,092,120
24,000		Simon Property Group, Inc	4,084,560
15,500	*	Spirit MTA REIT	159,650
155,000		Spirit Realty Capital, Inc	1,244,650
4,000		Taubman Centers, Inc	235,040

		TOTAL RETAIL REITS	12,638,430

SPECIALIZED REITS - 25.9%
20,000		American Tower Corp	2,883,400
25,500		Crown Castle International Corp	2,749,410
10,000		CyrusOne, Inc	583,600

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE

7,000		Digital Realty Trust, Inc			$781,060
6,500		Equinix, Inc			2,794,285
12,500		Extra Space Storage, Inc			1,247,625
36,000		Four Corners Property Trust, Inc			886,680
15,000		Gaming and Leisure Properties, Inc			537,000
30,000		National Storage Affiliates Trust			924,600
6,500		Public Storage, Inc			1,474,590
15,000		QTS Realty Trust, Inc			592,500
7,500	*	SBA Communications Corp			1,238,400
12,000		Uniti Group, Inc			240,360
63,000		Weyerhaeuser Co			2,296,980

		TOTAL SPECIALIZED REITS			19,230,490

		TOTAL COMMON STOCKS			72,198,176

		(Cost $52,972,619)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 2.0%
$ 1,500,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	1,500,000

		TOTAL GOVERNMENT AGENCY DEBT			1,500,000

		TOTAL SHORT-TERM INVESTMENTS			1,500,000

		(Cost $1,499,932)
		TOTAL INVESTMENTS - 99.6%			73,698,176
		(Cost $54,472,551)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			278,925

		NET ASSETS - 100.0%			$73,977,101

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.5%
4,000	*	Stoneridge, Inc	$140,560
1,490		Thor Industries, Inc	145,111

		TOTAL AUTOMOBILES & COMPONENTS	285,671

BANKS - 10.7%
6,550		Bank of NT Butterfield & Son Ltd	299,466
4,870		Berkshire Hills Bancorp, Inc	197,722
8,060		Cathay General Bancorp	326,349
8,400		Centerstate Banks of Florida, Inc	250,488
9,340	*	Customers Bancorp, Inc	265,069
3,490	*	Eagle Bancorp, Inc	213,937
8,320	*	Essent Group Ltd	298,022
4,360	*	FCB Financial Holdings, Inc	256,368
2,070		Federal Agricultural Mortgage Corp (Class C)	185,224
10,700		First Commonwealth Financial Corp	165,957
5,000		First Interstate Bancsystem, Inc	211,000
4,800		First Merchants Corp	222,720
6,300	*	Flagstar Bancorp, Inc	215,838
8,040		Hancock Holding Co	375,066
4,330		IBERIABANK Corp	328,214
3,900	*	MGIC Investment Corp	41,808
9,043		Oritani Financial Corp	146,497
12,230		Provident Financial Services, Inc	336,692
9,200		Simmons First National Corp (Class A)	275,080
14,170		Sterling Bancorp/DE	332,995
4,400		Umpqua Holdings Corp	99,396
11,987		United Community Banks, Inc	367,641
6,930		Walker & Dunlop, Inc	385,655
7,600		Washington Federal, Inc	248,520
1,420		Wintrust Financial Corp	123,611

		TOTAL BANKS	6,169,335

CAPITAL GOODS - 9.6%
6,500	*	Aerojet Rocketdyne Holdings, Inc	191,685
4,380		Applied Industrial Technologies, Inc	307,257
9,828	*	Atkore International Group, Inc	204,128
7,269		Comfort Systems USA, Inc	332,920
2,380		Crane Co	190,709
2,900		Curtiss-Wright Corp	345,158
6,037		EMCOR Group, Inc	459,899
2,914		EnerSys	217,501
6,200	*	Generac Holdings, Inc	320,726
7,642	*	GMS, Inc	207,022
7,000		Hillenbrand, Inc	330,050

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,850		ITT, Inc	$201,239
1,900		Kadant, Inc	182,685
1,000	*	Mastec, Inc	50,750
11,120	*	Meritor, Inc	228,738
3,080		Moog, Inc (Class A)	240,117
5,212	*	Patrick Industries, Inc	296,302
10,970	*	Rexnord Corp	318,788
1,230	*	Teledyne Technologies, Inc	244,844
6,290	*	Trex Co, Inc	393,691
8,190	*	Univar, Inc	214,906

		TOTAL CAPITAL GOODS	5,479,115

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
13,400		ACCO Brands Corp	185,590
3,960		Brink’s Co	315,810
5,300		Exponent, Inc	255,990
4,670		Insperity, Inc	444,817
3,200		MSA Safety, Inc	308,288
2,700	*	On Assignment, Inc	211,113
4,990	*	TriNet Group, Inc	279,141
5,228		Viad Corp	283,619
1,102	*	WageWorks, Inc	55,100

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,339,468

CONSUMER DURABLES & APPAREL - 4.0%
12,780		Callaway Golf Co	242,437
300	*	Cavco Industries, Inc	62,295
3,030		Columbia Sportswear Co	277,154
2,260	*	Deckers Outdoor Corp	255,131
2,000	*	Helen of Troy Ltd	196,900
7,900		KB Home	215,196
2,280	*	Malibu Boats Inc	95,623
5,130	*	Roku, Inc	218,641
4,800	*	Skechers U.S.A., Inc (Class A)	144,048
5,130		Steven Madden Ltd	272,403
1,200	*	Taylor Morrison Home Corp	24,936
3,586	*	TopBuild Corp	280,927

		TOTAL CONSUMER DURABLES & APPAREL	2,285,691

CONSUMER SERVICES - 3.5%
2,400	*	Bright Horizons Family Solutions	246,048
4,100		Choice Hotels International, Inc	309,960
10,770	*	Denny’s Corp	171,566
3,015	*	Grand Canyon Education, Inc	336,504
8,260		Planet Fitness, Inc	362,944
6,800		Red Rock Resorts, Inc	227,800
5,560		Texas Roadhouse, Inc (Class A)	364,236

		TOTAL CONSUMER SERVICES	2,019,058

DIVERSIFIED FINANCIALS - 4.0%
6,827		Artisan Partners Asset Management, Inc	205,834
12,810		BGC Partners, Inc (Class A)	145,009
3,035		Evercore Partners, Inc (Class A)	320,041

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,600	*	Green Dot Corp	$190,814
4,330		Houlihan Lokey, Inc	221,783
3,300	e	iShares Russell 2000 Index Fund	540,441
12,710		New Residential Investment Corp	222,298
21,582	*	SLM Corp	247,114
4,994		Stifel Financial Corp	260,936

		TOTAL DIVERSIFIED FINANCIALS	2,354,270

ENERGY - 5.5%
1,940		Arch Coal, Inc	152,154
9,560	*	C&J Energy Services, Inc	225,616
5,443	*	Cactus, Inc	183,919
5,347		Delek US Holdings, Inc	268,259
4,709	*	Exterran Corp	117,913
9,410		Green Plains Renewable Energy, Inc	172,203
14,650	*	Keane Group, Inc	200,265
13,946	*	McDermott International, Inc	274,039
19,650	*	Newpark Resources, Inc	213,203
19,050	*	Oasis Petroleum, Inc	247,079
8,200	*	Par Pacific Holdings, Inc	142,516
5,960	*	PDC Energy, Inc	360,282
7,200		Peabody Energy Corp	327,456
7,540	*	Renewable Energy Group, Inc	134,589
8,394	*	SandRidge Energy, Inc	148,910

		TOTAL ENERGY	3,168,403

FOOD, BEVERAGE & TOBACCO - 1.6%
900	*	Boston Beer Co, Inc (Class A)	269,730
9,460		Dean Foods Co	99,425
2,124		Lancaster Colony Corp	294,004
840	e	National Beverage Corp	89,796
10,186		Vector Group Ltd	194,349

		TOTAL FOOD, BEVERAGE & TOBACCO	947,304

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
8,500	*	Allscripts Healthcare Solutions, Inc	102,000
1,280	*	athenahealth, Inc	203,699
2,690		Conmed Corp	196,908
4,600	*	Globus Medical, Inc	232,116
3,880		Hill-Rom Holdings, Inc	338,879
10,490	*	HMS Holdings Corp	226,794
695	*	ICU Medical, Inc	204,087
1,140	*	Inogen Inc	212,416
4,310	*	Integer Holding Corp	278,641
10,800	*	Lantheus Holdings, Inc	157,140
2,244	*	LHC Group, Inc	192,064
2,440	*	Magellan Health Services, Inc	234,118
2,570	*	Masimo Corp	250,961
2,800	*	NuVasive, Inc	145,936
12,964	*	OraSure Technologies, Inc	213,517
3,900	*	Orthofix International NV	221,598

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,410,874

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
2,300		Medifast, Inc	$368,368
1,000		Nu Skin Enterprises, Inc (Class A)	78,190
2,590	*	USANA Health Sciences, Inc	298,627

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	745,185

INSURANCE - 1.5%
10,916		American Equity Investment Life Holding Co	392,976
3,900		Axis Capital Holdings Ltd	216,918
7,310	`*	Third Point Reinsurance Ltd	91,375
4,222		Universal Insurance Holdings, Inc	148,192

		TOTAL INSURANCE	849,461

MATERIALS - 4.0%
5,340		Boise Cascade Co	238,698
4,851	*	Ferro Corp	101,143
10,700	*,m	Ferroglobe plc	0
3,600	*	Ingevity Corp	291,096
3,340		Innospec, Inc	255,677
4,437	*	Koppers Holdings, Inc	170,159
2,760		Materion Corp	149,454
2,670		Reliance Steel & Aluminum Co	233,732
8,939		Schnitzer Steel Industries, Inc (Class A)	301,244
2,200		Stepan Co	171,622
3,000		Tronox Ltd	59,040
2,220	*,e	US Concrete, Inc	116,550
5,800	*	Worthington Industries, Inc	243,426

		TOTAL MATERIALS	2,331,841

MEDIA - 0.8%
920	*	Madison Square Garden Co	285,375
2,770		World Wrestling Entertainment, Inc (Class A)	201,711

		TOTAL MEDIA	487,086

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
22,337	*	Achillion Pharmaceuticals, Inc	63,214
4,500	*	AMAG Pharmaceuticals, Inc	87,750
5,200	*,e	Amicus Therapeutics, Inc	81,224
8,000	*	Amneal Pharmaceuticals, Inc	131,280
7,540	*	Amphastar Pharmaceuticals, Inc	115,060
3,800	*	Ardelyx, Inc	14,060
3,663	*	Arena Pharmaceuticals, Inc	159,707
14,572	*	Array Biopharma, Inc	244,518
1,520	*	Blueprint Medicines Corp	96,490
3,500	*	Calithera Biosciences, Inc	17,500
7,590	*	Catalent, Inc	317,945
600	*	Clovis Oncology, Inc	27,282
4,729	*	Concert Pharmaceuticals Inc	79,589
1,500	*	Corcept Therapeutics, Inc	23,580
1,300	*	CytomX Therapeutics, Inc	29,718
2,720	*	Editas Medicine, Inc	97,458
2,346	*	FibroGen, Inc	146,860

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,220	*	Five Prime Therapeutics, Inc	$66,718
1,200	*	Foundation Medicine, Inc	164,040
3,300	*	Global Blood Therapeutics, Inc	149,160
1,600	*	Heron Therapeutics, Inc	62,160
12,900	*	Horizon Pharma plc	213,624
14,600	*	Immunogen, Inc	142,058
1,790	*	Insmed, Inc	42,333
3,664	*	Intersect ENT, Inc	137,217
4,300	*	Iovance Biotherapeutics, Inc	55,040
3,600	*	Karyopharm Therapeutics, Inc	61,164
3,300		Luminex Corp	97,449
1,800	*	Medicines Co	66,060
5,580	*	Momenta Pharmaceuticals, Inc	114,111
900	*	MyoKardia, Inc	44,685
4,530		Phibro Animal Health Corp	208,606
2,600	*	Portola Pharmaceuticals, Inc	98,202
3,219	*	PRA Health Sciences, Inc	300,526
4,800	*	PTC Therapeutics, Inc	161,904
1,700	*	Puma Biotechnology, Inc	100,555
2,340	*	REGENXBIO, Inc	167,895
4,300	*	Retrophin, Inc	117,218
9,600	*	Sangamo Biosciences, Inc	136,320
7,650	*	Spectrum Pharmaceuticals, Inc	160,344
4,394	*	Syneos Health, Inc	206,079
2,338	*	Ultragenyx Pharmaceutical, Inc	179,722
7,880	*	Vanda Pharmaceuticals, Inc	150,114

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,136,539

REAL ESTATE - 6.8%
5,330		American Assets Trust, Inc	204,086
11,440		CareTrust REIT, Inc	190,933
4,400		Chatham Lodging Trust	93,368
19,820		Cousins Properties, Inc	192,056
16,500		DiamondRock Hospitality Co	202,620
3,460		EastGroup Properties, Inc	330,638
11,070		First Industrial Realty Trust, Inc	369,074
12,800		Geo Group, Inc	352,512
7,020		Pebblebrook Hotel Trust	272,376
6,480		Potlatch Corp	329,508
9,490		Preferred Apartment Communities, Inc	161,235
2,469		PS Business Parks, Inc	317,266
3,600		Ryman Hospitality Properties	299,340
8,340		Sabra Healthcare REIT, Inc	181,228
2,115		Saul Centers, Inc	113,322
12,370		Xenia Hotels & Resorts, Inc	301,333

		TOTAL REAL ESTATE	3,910,895

RETAILING - 3.7%
5,990		Aaron’s, Inc	260,265
5,100		American Eagle Outfitters, Inc	118,575
4,384	*	At Home Group, Inc	171,634
4,410		Caleres, Inc	151,660
890		Children’s Place Retail Stores, Inc	107,512

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,560	*	Five Below, Inc	$347,848
40,200	*	Groupon, Inc	172,860
5,200	*,e	Lumber Liquidators, Inc	126,620
5,590		Nutri/System, Inc	215,215
4,600	e	PetMed Express, Inc	202,630
300	*	RH	41,910
2,900	*	Urban Outfitters, Inc	129,195
4,770	*	Zumiez, Inc	119,488

		TOTAL RETAILING	2,165,412

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
3,672	*	Advanced Energy Industries, Inc	213,306
2,435		Cabot Microelectronics Corp	261,909
5,190	*	Ceva, Inc	156,738
4,480	*	Diodes, Inc	154,426
5,000		Entegris, Inc	169,500
10,700	*	Rambus, Inc	134,178
6,900	*	Semtech Corp	324,645
2,832	*	Silicon Laboratories, Inc	282,067

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,696,769

SOFTWARE & SERVICES - 8.8%
1,350	*	CACI International, Inc (Class A)	227,542
2,350	*,e	Cargurus, Inc	81,639
4,000	*	Cornerstone OnDemand, Inc	189,720
3,200	*	Coupa Software, Inc	199,168
5,090		CSG Systems International, Inc	208,028
2,526	*	EPAM Systems, Inc	314,057
8,410	*	Etsy, Inc	354,818
9,591		EVERTEC, Inc	209,563
6,690	*	Five9, Inc	231,273
3,510	*	ForeScout Technologies, Inc	120,253
1,690	*	HubSpot, Inc	211,926
4,700	*	Imperva, Inc	226,775
3,320		Mantech International Corp (Class A)	178,085
1,100	*	New Relic, Inc	110,649
3,765	*	Paylocity Holding Corp	221,608
4,542	*	Perficient, Inc	119,773
5,352		Progress Software Corp	207,765
2,000	*	Proofpoint, Inc	230,620
3,400	*	Qualys, Inc	286,620
6,700	*	Quotient Technology, Inc	87,770
1,500	*	SPS Commerce, Inc	110,220
6,900		TiVo Corp	92,805
2,610	*	Trade Desk, Inc	244,818
6,510	*	Verint Systems, Inc	288,719
3,590	*	Virtusa Corp	174,761
4,700	*	XO Group, Inc	150,400

		TOTAL SOFTWARE & SERVICES	5,079,375

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
4,160	*	ARRIS International plc	101,691
1,659	*	Ciena Corp	43,980

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,090	*	Coherent, Inc	$170,498
6,450	*	Control4 Corp	156,799
11,300	*	Electro Scientific Industries, Inc	178,201
21,100	*	Extreme Networks, Inc	167,956
3,900	*	Fabrinet	143,871
4,600	*	Insight Enterprises, Inc	225,078
4,400		Jabil Circuit, Inc	121,704
5,210	*	Kemet Corp	125,822
3,100	*	OSI Systems, Inc	239,723
7,100	*	Sanmina Corp	208,030
2,600		SYNNEX Corp	250,926
2,950	*	Tech Data Corp	242,254
8,200	*	TTM Technologies, Inc	144,566
25,180	*	Viavi Solutions, Inc	257,843

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,778,942

TELECOMMUNICATION SERVICES - 1.1%
7,210		Telephone & Data Systems, Inc	197,698
34,162	*	Vonage Holdings Corp	440,348

		TOTAL TELECOMMUNICATION SERVICES	638,046

TRANSPORTATION - 1.7%
3,940	*	Air Transport Services Group, Inc	89,005
1,700		Copa Holdings S.A. (Class A)	160,854
9,470	*	Echo Global Logistics, Inc	276,998
4,547		Skywest, Inc	235,989
6,300		Werner Enterprises, Inc	236,565

		TOTAL TRANSPORTATION	999,411

UTILITIES - 4.1%
4,200	e	iShares Micro-Cap ETF	443,604
7,200		New Jersey Resources Corp	322,200
5,237		NorthWestern Corp	299,818
8,757		NRG Yield, Inc (Class A)	149,307
3,860		Otter Tail Corp	183,736
11,860		Pattern Energy Group, Inc	222,375
4,974		PNM Resources, Inc	193,489
8,384		South Jersey Industries, Inc	280,612
3,913		Southwest Gas Corp	298,445

		TOTAL UTILITIES	2,393,586

		TOTAL COMMON STOCKS	57,671,737

		(Cost $48,705,874)

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
1,276,683	c	State Street Navigator Securities Lending Government Money Market Portfolio	1,276,683

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,276,683

		TOTAL SHORT-TERM INVESTMENTS	1,276,683

		(Cost $1,276,683)

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

VALUE

TOTAL INVESTMENTS - 101.9%	$58,948,420
(Cost $49,982,557)
OTHER ASSETS & LIABILITIES, NET - (1.9)%	(1,121,801)

NET ASSETS - 100.0%	$57,826,619

Abbreviation(s):

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,247,060.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
229		BorgWarner, Inc	$9,884
862		Delphi Automotive plc	78,985
1,500		Harley-Davidson, Inc	63,120
292	*	Modine Manufacturing Co	5,329
117		Tenneco, Inc	5,143
705	*,e	Tesla, Inc	241,780

		TOTAL AUTOMOBILES & COMPONENTS	404,241

BANKS - 5.6%
312		Ameris Bancorp	16,645
885		Associated Banc-Corp	24,160
30,087		Bank of America Corp	848,153
196		Bank of Hawaii Corp	16,350
131		Bank of the Ozarks, Inc	5,900
6,657		BB&T Corp	335,779
7,757		Citizens Financial Group, Inc	301,747
2,226		Comerica, Inc	202,388
128		Commerce Bancshares, Inc	8,283
69		Cullen/Frost Bankers, Inc	7,469
590	*	Customers Bancorp, Inc	16,744
486	*	FCB Financial Holdings, Inc	28,577
287		Federal Agricultural Mortgage Corp (Class C)	25,681
3,032		Fifth Third Bancorp	87,018
201		First Interstate Bancsystem, Inc	8,482
182		First Merchants Corp	8,445
349		First Republic Bank	33,780
244		Heritage Financial Corp	8,503
577	*	HomeStreet, Inc	15,550
251	*	HomeTrust Bancshares, Inc	7,066
12,026		Keycorp	234,988
329		Live Oak Bancshares, Inc	10,084
1,771		M&T Bank Corp	301,336
528	*	MGIC Investment Corp	5,660
2,366		New York Community Bancorp, Inc	26,121
479		Northfield Bancorp, Inc	7,961
130		OceanFirst Financial Corp	3,895
1,023		OFG Bancorp	14,373
145		Old National Bancorp	2,697
417		Opus Bank	11,968
199		PacWest Bancorp	9,835
189		People’s United Financial, Inc	3,419
498		Pinnacle Financial Partners, Inc	30,552
2,981		PNC Financial Services Group, Inc	402,733
10,924		Regions Financial Corp	194,229

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

130		Stock Yards Bancorp, Inc	$4,959
297	*	SVB Financial Group	85,762
952	*	The Bancorp, Inc	9,958
538	*	Tristate Capital Holdings, Inc	14,042
50		UMB Financial Corp	3,811
102		United Bankshares, Inc	3,713
107		Webster Financial Corp	6,816
49		Westamerica Bancorporation	2,769
110	*	Western Alliance Bancorp	6,227
290		Zions Bancorporation	15,280

		TOTAL BANKS	3,419,908

CAPITAL GOODS - 7.1%
2,695		3M Co	530,160
356		A.O. Smith Corp	21,057
200		Air Lease Corp	8,394
155		Argan, Inc	6,347
1,093		Barnes Group, Inc	64,378
200		Briggs & Stratton Corp	3,522
1,027	*	Builders FirstSource, Inc	18,784
2,802		Caterpillar, Inc	380,147
33	*	Chart Industries, Inc	2,035
786		Cummins, Inc	104,538
1,749		Deere & Co	244,510
377		Dover Corp	27,596
224	*	DXP Enterprises, Inc	8,557
2,685		Eaton Corp	200,677
72		EnerSys	5,374
782	*	Esterline Technologies Corp	57,712
1,324		Fastenal Co	63,724
677		Fortive Corp	52,203
492		Graco, Inc	22,248
372		Hexcel Corp	24,693
2,558		Illinois Tool Works, Inc	354,385
1,107		Ingersoll-Rand plc	99,331
5,067		Johnson Controls International plc	169,491
2,286	*	KEYW Holding Corp, The	19,980
886		L3 Technologies, Inc	170,396
3,766		Masco Corp	140,924
400	*	Meritor, Inc	8,228
1,785		PACCAR, Inc	110,599
600		Parker-Hannifin Corp	93,510
1,590	*,e	Plug Power, Inc	3,212
1,029	*	Quanta Services, Inc	34,369
538		Rockwell Automation, Inc	89,432
2,490		Rockwell Collins, Inc	335,353
478		Roper Industries, Inc	131,885
339	*	Sensata Technologies Holding plc	16,130
85		Snap-On, Inc	13,661
639		Spirit Aerosystems Holdings, Inc (Class A)	54,896
79		Stanley Works	10,492
717	*	Teledyne Technologies, Inc	142,726
131		Tennant Co	10,349

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

233	*	Titan Machinery, Inc	$3,623
777		TransDigm Group, Inc	268,174
298	*	United Rentals, Inc	43,991
141	*	Veritiv Corp	5,619
194		W.W. Grainger, Inc	59,830
2,670	*	Wesco Aircraft Holdings, Inc	30,037
179		Woodward Governor Co	13,758
433		Xylem, Inc	29,176

		TOTAL CAPITAL GOODS	4,310,213

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
901		ACCO Brands Corp	12,479
171	*	Cimpress NV	24,788
2,764	*	Copart, Inc	156,332
245		Deluxe Corp	16,221
236		Exponent, Inc	11,399
224		Heidrick & Struggles International, Inc	7,840
168		HNI Corp	6,250
4,051	*	IHS Markit Ltd	208,991
148		Insperity, Inc	14,097
190		Interface, Inc	4,360
291		Manpower, Inc	25,043
1,175		Robert Half International, Inc	76,493
93		RR Donnelley & Sons Co	536
730	*,e	Team, Inc	16,863
282		Tetra Tech, Inc	16,497
1,607		TransUnion	115,125

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	713,314

CONSUMER DURABLES & APPAREL - 1.6%
200		Callaway Golf Co	3,794
354	*	Century Communities, Inc	11,169
10		Columbia Sportswear Co	915
14	*	Deckers Outdoor Corp	1,580
1,066	*	Fossil Group, Inc	28,643
306	*	Green Brick Partners, Inc	2,999
616		Hanesbrands, Inc	13,564
13		Hasbro, Inc	1,200
200	*,e	iRobot Corp	15,154
399		Lennar Corp (Class A)	20,948
69	*,e	LGI Homes, Inc	3,983
169	*	Lululemon Athletica, Inc	21,100
931	e	Mattel, Inc	15,287
72	*	Meritage Homes Corp	3,164
255	*	Mohawk Industries, Inc	54,639
200		Movado Group, Inc	9,660
2,597		Newell Rubbermaid, Inc	66,977
6,643		Nike, Inc (Class B)	529,315
71	*,e	Tempur Sealy International, Inc	3,412
2		Tupperware Corp	82
841	*,e	Under Armour, Inc	17,728
1,121	*,e	Under Armour, Inc (Class A)	25,200
965		VF Corp	78,667

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

105		Whirlpool Corp	$15,354

		TOTAL CONSUMER DURABLES & APPAREL	944,534

CONSUMER SERVICES - 2.2%
506		ARAMARK Holdings Corp	18,772
121	e	Brinker International, Inc	5,760
356		Carriage Services, Inc	8,740
666		Choice Hotels International, Inc	50,350
681		Darden Restaurants, Inc	72,908
13		DineEquity, Inc	972
60		Dunkin Brands Group, Inc	4,144
2,182		Hilton Worldwide Holdings, Inc	172,727
315	*	Houghton Mifflin Harcourt Co	2,410
394		ILG, Inc	13,014
2,870		Marriott International, Inc (Class A)	363,342
907	*	Norwegian Cruise Line Holdings Ltd	42,856
1,008		Royal Caribbean Cruises Ltd	104,429
304		Service Corp International	10,880
564	*	ServiceMaster Global Holdings, Inc	33,541
8,146		Starbucks Corp	397,932
123		Vail Resorts, Inc	33,725

		TOTAL CONSUMER SERVICES	1,336,502

DIVERSIFIED FINANCIALS - 6.2%
549		Ally Financial, Inc	14,422
4,549		American Express Co	445,802
302		Ameriprise Financial, Inc	42,244
6,964		Bank of New York Mellon Corp	375,568
773		BlackRock, Inc	385,758
3,090		Capital One Financial Corp	283,971
6,589		Charles Schwab Corp	336,698
2,326		CME Group, Inc	381,278
3,615		Discover Financial Services	254,532
68		Factset Research Systems, Inc	13,471
2,065		Franklin Resources, Inc	66,183
221	*	Green Dot Corp	16,219
3,135		Invesco Ltd	83,266
566		Legg Mason, Inc	19,657
368		Moody’s Corp	62,766
2,415		Northern Trust Corp	248,479
1,162	*	On Deck Capital, Inc	8,134
1,723		S&P Global, Inc	351,302
2,464		State Street Corp	229,374
885		T Rowe Price Group, Inc	102,740
1,163		TD Ameritrade Holding Corp	63,698
131		Voya Financial, Inc	6,157

		TOTAL DIVERSIFIED FINANCIALS	3,791,719

ENERGY - 5.9%
1,460	*	Antero Resources Corp	31,171
1,431		Apache Corp	66,899
49		Archrock, Inc	588
2,780		Baker Hughes a GE Co	91,823

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,813	*	Cheniere Energy, Inc	$118,189
255		Cimarex Energy Co	25,944
5,018		ConocoPhillips	349,353
441	*,e	Covia Holdings Corp	8,185
170		Delek US Holdings, Inc	8,529
2,704		Devon Energy Corp	118,868
950		EQT Corp	52,421
374	*	Exterran Corp	9,365
777	*	Forum Energy Technologies, Inc	9,596
484		Green Plains Renewable Energy, Inc	8,857
1,309	*	Helix Energy Solutions Group, Inc	10,904
1,422		Hess Corp	95,118
21,447		Kinder Morgan, Inc	378,969
3,719		Marathon Oil Corp	77,578
22	*	Matrix Service Co	404
1,626	*	McDermott International, Inc	31,951
3,642		National Oilwell Varco, Inc	158,063
347	*	Natural Gas Services Group, Inc	8,189
555	*	Newpark Resources, Inc	6,022
2,245		Noble Energy, Inc	79,204
5,174		Occidental Petroleum Corp	432,960
4		Oceaneering International, Inc	102
2	*	Oil States International, Inc	64
2,755		Oneok, Inc	192,382
108		PBF Energy, Inc	4,528
193	*	PDC Energy, Inc	11,667
891		Pioneer Natural Resources Co	168,613
679	*	Renewable Energy Group, Inc	12,120
7,387		Schlumberger Ltd	495,151
324		SM Energy Co	8,323
4,022	*	Southwestern Energy Co	21,317
2,344	*	Superior Energy Services	22,830
1,777	*	Tetra Technologies, Inc	7,908
336	*	Unit Corp	8,588
259		US Silica Holdings Inc	6,654
3,424		Valero Energy Corp	379,482
9,964	*	Weatherford International Ltd	32,781
388		World Fuel Services Corp	7,919

		TOTAL ENERGY	3,559,579

FOOD & STAPLES RETAILING - 0.7%
837		Casey’s General Stores, Inc	87,952
467	*	Chefs’ Warehouse Holdings, Inc	13,309
1,048	*	Performance Food Group Co	38,462
142		Pricesmart, Inc	12,851
1,236	*	Smart & Final Stores, Inc	6,860
358		Spartan Stores, Inc	9,136
2,327	*	Sprouts Farmers Market, Inc	51,357
954	*	United Natural Foods, Inc	40,698
4,359	*	US Foods Holding Corp	164,857

		TOTAL FOOD & STAPLES RETAILING	425,482

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.6%
301		Archer Daniels Midland Co	$13,795
430		Bunge Ltd	29,975
1,318		Campbell Soup Co	53,432
14,870		Coca-Cola Co	652,198
151	*	Darling International, Inc	3,002
4,638		General Mills, Inc	205,278
1,482	e	Hormel Foods Corp	55,145
2,276		Kellogg Co	159,024
9,639		Mondelez International, Inc	395,199
5,706		PepsiCo, Inc	621,212

		TOTAL FOOD, BEVERAGE & TOBACCO	2,188,260

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
323	*	Abiomed, Inc	132,123
440	*	Acadia Healthcare Co, Inc	18,000
471	*	Align Technology, Inc	161,148
485	*	Amedisys, Inc	41,448
389	*	AMN Healthcare Services, Inc	22,795
355	*	Angiodynamics, Inc	7,895
628	*	athenahealth, Inc	99,940
702	*	AtriCure, Inc	18,989
1,812		Becton Dickinson & Co	434,083
386	*	Brookdale Senior Living, Inc	3,509
650	*	Capital Senior Living Corp	6,935
2,905		Cardinal Health, Inc	141,851
1,426	*	Centene Corp	175,697
1,910	*	Cerner Corp	114,199
1,964	*	Cerus Corp	13,100
270		Computer Programs & Systems, Inc	8,883
193		Cooper Cos, Inc	45,442
791		Dentsply Sirona, Inc	34,622
1,475	*	Edwards Lifesciences Corp	214,716
373	*	Endologix, Inc	2,111
1,329	*	Envision Healthcare Corp	58,489
1,269	*	GenMark Diagnostics, Inc	8,096
1,718		HCA Holdings, Inc	176,267
294	*	Henry Schein, Inc	21,356
84	*	HMS Holdings Corp	1,816
1,250	*	Hologic, Inc	49,688
1,273		Humana, Inc	378,883
454	*	Idexx Laboratories, Inc	98,945
257	*	Integer Holding Corp	16,615
630	*	Laboratory Corp of America Holdings	113,104
389	*	LHC Group, Inc	33,295
548	*	LifePoint Hospitals, Inc	26,742
85	*	LivaNova plc	8,485
59	*	Medidata Solutions, Inc	4,753
356	*	Merit Medical Systems, Inc	18,227
645	*	Omnicell, Inc	33,830
1,080	*	OraSure Technologies, Inc	17,788
61		Owens & Minor, Inc	1,019
324	*	Premier, Inc	11,787
321	*	Providence Service Corp	25,215

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200		Quest Diagnostics, Inc	$21,988
545		Resmed, Inc	56,451
391	*	Surgery Partners, Inc	5,826
321	*	Teladoc, Inc	18,634
608	*	Tivity Health, Inc	21,402
216	*	Triple-S Management Corp (Class B)	8,437
273		US Physical Therapy, Inc	26,208
158	*	Varian Medical Systems, Inc	17,968
284	*	Veeva Systems, Inc	21,828
775	*	Vocera Communications, Inc	23,165

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,023,793

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
5		Clorox Co	676
4,475		Colgate-Palmolive Co	290,025
953		Estee Lauder Cos (Class A)	135,983
950		Kimberly-Clark Corp	100,073
57		Medifast, Inc	9,129
9,129		Procter & Gamble Co	712,610

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,248,496

INSURANCE - 4.3%
6,031		Aflac, Inc	259,454
532		Allstate Corp	48,556
7,522		American International Group, Inc	398,816
105		Arthur J. Gallagher & Co	6,854
855		Aspen Insurance Holdings Ltd	34,798
312		Axis Capital Holdings Ltd	17,353
2,994		Chubb Ltd	380,298
2,282		Loews Corp	110,175
3,846		Marsh & McLennan Cos, Inc	315,257
1,236		Principal Financial Group	65,446
4,725		Progressive Corp	279,484
3,377		Prudential Financial, Inc	315,783
2,581		Travelers Cos, Inc	315,760
664		XL Group Ltd	37,151

		TOTAL INSURANCE	2,585,185

MATERIALS - 3.7%
1,619		Air Products & Chemicals, Inc	252,127
251		Albemarle Corp	23,677
47		Aptargroup, Inc	4,389
420		Avery Dennison Corp	42,882
1,098		Ball Corp	39,034
6		Bemis Co, Inc	253
456		Celanese Corp (Series A)	50,643
483	*	Century Aluminum Co	7,607
123	*	Clearwater Paper Corp	2,841
1,063		Commercial Metals Co	22,440
2,527		Ecolab, Inc	354,614
636		H.B. Fuller Co	34,140
72		International Flavors & Fragrances, Inc	8,925
1,738		International Paper Co	90,515

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

205		Kapstone Paper and Packaging Corp	$7,072
850		Louisiana-Pacific Corp	23,137
2,024		LyondellBasell Industries AF S.C.A	222,336
20		Martin Marietta Materials, Inc	4,467
394		Minerals Technologies, Inc	29,688
1,894		Mosaic Co	53,127
2,234		Newmont Mining Corp	84,244
3,778		Nucor Corp	236,125
121		PolyOne Corp	5,230
2,291		Praxair, Inc	362,322
58		Reliance Steel & Aluminum Co	5,077
1,105		Royal Gold, Inc	102,588
157		Sealed Air Corp	6,665
392	*	Summit Materials, Inc	10,290
107		Trinseo S.A.	7,592
195	*	US Concrete, Inc	10,238
452		Vulcan Materials Co	58,335
1,333		WestRock Co	76,008

		TOTAL MATERIALS	2,238,628

MEDIA - 1.4%
156		Cinemark Holdings, Inc	5,472
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	4,997
2,993	*,e	Discovery, Inc (Class A)	82,307
3,954	*	Discovery, Inc (Class C)	100,827
1,519		Entravision Communications Corp (Class A)	7,595
1,552	*	Gray Television, Inc	24,522
398		Interpublic Group of Cos, Inc	9,329
83		John Wiley & Sons, Inc (Class A)	5,179
2,043	*	Liberty Broadband Corp (Class C)	154,696
675	*	Live Nation, Inc	32,785
1,705		New York Times Co (Class A)	44,160
1,742		Omnicom Group, Inc	132,862
610		Sinclair Broadcast Group, Inc (Class A)	19,612
31,717	e	Sirius XM Holdings, Inc	214,724
56		World Wrestling Entertainment, Inc (Class A)	4,078

		TOTAL MEDIA	843,145

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
4,585		AbbVie, Inc	424,800
1,187	*	Acadia Pharmaceuticals, Inc	18,125
157	*	Acceleron Pharma, Inc	7,618
120	*	Acorda Therapeutics, Inc	3,444
3,090		Agilent Technologies, Inc	191,086
244	*	Agios Pharmaceuticals, Inc	20,552
1,264	*	Akorn, Inc	20,970
2,990		Amgen, Inc	551,924
744	*	Bellicum Pharmaceuticals, Inc	5,491
1,868	*	BioCryst Pharmaceuticals, Inc	10,704
1,040	*	Biogen Idec, Inc	301,850
773	*	BioMarin Pharmaceutical, Inc	72,817
156	*	Bluebird Bio, Inc	24,484
7,178		Bristol-Myers Squibb Co	397,231

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

105	*	Cambrex Corp	$5,491
3,687	*	Celgene Corp	292,821
994	*	Coherus Biosciences, Inc	13,916
225	*	Collegium Pharmaceutical, Inc	5,366
5,416		Eli Lilly & Co	462,147
70	*	Esperion Thereapeutics, Inc	2,743
492	*	FibroGen, Inc	30,799
5,390		Gilead Sciences, Inc	381,828
186	*	Halozyme Therapeutics, Inc	3,138
338	*	Illumina, Inc	94,400
343	*,e	Inovio Pharmaceuticals, Inc	1,345
335	*	Intersect ENT, Inc	12,546
116	*	Intra-Cellular Therapies, Inc	2,050
715	*	Iovance Biotherapeutics, Inc	9,152
947	*	IQVIA Holdings, Inc	94,530
80	*	Mettler-Toledo International, Inc	46,290
836	*	Nektar Therapeutics	40,822
1,079	*,e	Opko Health, Inc	5,071
697	*	Prestige Brands Holdings, Inc	26,751
1,704	*	Progenics Pharmaceuticals, Inc	13,700
281	*	Prothena Corp plc	4,097
89	*	Sage Therapeutics, Inc	13,931
779	*	Sangamo Biosciences, Inc	11,062
278	*	Sarepta Therapeutics, Inc	36,746
10,532		Schering-Plough Corp	639,292
69	*,e	Spark Therapeutics, Inc	5,710
286	*,e	TESARO, Inc	12,718
527	*,e	Theravance Biopharma, Inc	11,952
363	*	Ultragenyx Pharmaceutical, Inc	27,904
1,280	*	Vertex Pharmaceuticals, Inc	217,549
272	*	Waters Corp	52,656
3,719		Zoetis, Inc	316,822

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,946,441

REAL ESTATE - 4.0%
203	*,e	Altisource Portfolio Solutions S.A.	5,922
641		American Campus Communities, Inc	27,486
2,786		American Tower Corp	401,657
1,054		Boston Properties, Inc	132,193
511		CatchMark Timber Trust Inc	6,505
1,526	*	CBRE Group, Inc	72,851
339		Coresite Realty	37,568
165		Douglas Emmett, Inc	6,630
1,687		Duke Realty Corp	48,974
581		Easterly Government Properties, Inc	11,481
626		Equinix, Inc	269,111
1,212		First Industrial Realty Trust, Inc	40,408
494		Forest City Realty Trust, Inc	11,268
4,150		HCP, Inc	107,153
3,352		Host Marriott Corp	70,627
504	*	Howard Hughes Corp	66,780
1,339		Iron Mountain, Inc	46,878
903	*	iStar Financial, Inc	9,743

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

32		Jones Lang LaSalle, Inc	$5,312
14		Kilroy Realty Corp	1,059
325		Liberty Property Trust	14,407
642		NorthStar Realty Europe Corp	9,303
5,300		Prologis, Inc	348,157
296		QTS Realty Trust, Inc	11,692
129	e	Realogy Holdings Corp	2,941
110		RMR Group, Inc	8,629
915	*	SBA Communications Corp	151,085
1,180		Senior Housing Properties Trust	21,346
975		Tier REIT, Inc	23,185
1,550		UDR, Inc	58,187
798		Vornado Realty Trust	58,988
17		Washington REIT	516
3,996		Welltower, Inc	250,509
2,602		Weyerhaeuser Co	94,869

		TOTAL REAL ESTATE	2,433,420

RETAILING - 6.7%
1,681	*	1-800-FLOWERS.COM, Inc (Class A)	21,097
77		Aaron’s, Inc	3,346
366		Advance Auto Parts, Inc	49,666
703		American Eagle Outfitters, Inc	16,345
1,193		Best Buy Co, Inc	88,974
254	*	Booking Holdings, Inc	514,881
852	*	CarMax, Inc	62,085
1,624		Expedia, Inc	195,189
44	*	Five Below, Inc	4,299
2,255		Gap, Inc	73,039
202	*	Genesco, Inc	8,019
259	*,e	GNC Holdings, Inc	912
9,910	*	Groupon, Inc	42,613
345	*	Hibbett Sports, Inc	7,900
3,817		Home Depot, Inc	744,697
1,875		Kohl’s Corp	136,687
988	*,e	Lands’ End, Inc	27,565
1,082	*	LKQ Corp	34,516
4,834		Lowe’s Companies, Inc	461,985
1,665	*	NetFlix, Inc	651,731
573		Nordstrom, Inc	29,670
1,231		Nutri/System, Inc	47,393
125		Office Depot, Inc	319
701	*,e	Overstock.com, Inc	23,589
390		Rent-A-Center, Inc	5,741
2,660		Ross Stores, Inc	225,435
149		Shoe Carnival, Inc	4,835
1,193	*	Shutterfly, Inc	107,406
903		Target Corp	68,736
194		Tiffany & Co	25,530
504		TJX Companies, Inc	47,971
202		Tractor Supply Co	15,451
1,008	*	TripAdvisor, Inc	56,156
386	*	Ulta Beauty, Inc	90,116

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,071	*,e	Wayfair, Inc	$127,192
435	e	Williams-Sonoma, Inc	26,700
78		Winmark Corp	11,579

		TOTAL RETAILING	4,059,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
6,791		Applied Materials, Inc	313,676
218	*	Cirrus Logic, Inc	8,356
282	*	First Solar, Inc	14,850
243	*	Integrated Device Technology, Inc	7,747
15,291		Intel Corp	760,116
804		Lam Research Corp	138,972
2,088		NVIDIA Corp	494,647
4,821		Texas Instruments, Inc	531,515
433	e	Universal Display Corp	37,238

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,307,117

SOFTWARE & SERVICES - 11.0%
3,318		Accenture plc	542,792
1,554	*	Autodesk, Inc	203,714
452	*	Benefitfocus, Inc	15,187
4,365	*	Black Knight, Inc	233,746
438		Blackbaud, Inc	44,873
3,936		Booz Allen Hamilton Holding Co	172,121
3,136		CA, Inc	111,798
1,656	*	Cadence Design Systems, Inc	71,721
964	*	Cardtronics plc	23,310
400	*	ChannelAdvisor Corp	5,620
4,496	*	Conduent, Inc	81,692
671		CSG Systems International, Inc	27,424
430	*	Ellie Mae, Inc	44,651
1,023	*	Etsy, Inc	43,160
1,072	*	Euronet Worldwide, Inc	89,801
355	*	ExlService Holdings, Inc	20,097
54	*	Fair Isaac Corp	10,439
2,257	*,e	Gogo, Inc	10,969
4,054		International Business Machines Corp	566,344
1,997		Intuit, Inc	407,997
2,018	*	Limelight Networks, Inc	9,021
986		LogMeIn, Inc	101,805
359	*	Manhattan Associates, Inc	16,877
19,450	d	Microsoft Corp	1,917,965
860	*	MINDBODY, Inc	33,196
650	*	New Relic, Inc	65,384
748	*	Nutanix, Inc	38,574
496	*	OneSpan, Inc	9,746
12,907		Oracle Corp	568,682
2,998	*,e	Pandora Media, Inc	23,624
1,429	*	Perficient, Inc	37,683
635	*	PTC, Inc	59,569
417	*	Qualys, Inc	35,153
1,613	*	Quotient Technology, Inc	21,130
498	*	RingCentral, Inc	35,034

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,781	*	salesforce.com, Inc	$515,728
727		Science Applications International Corp	58,836
1,102	*	ServiceSource International LLC	4,342
523	*	SPS Commerce, Inc	38,430
484	*	Sykes Enterprises, Inc	13,930
3,786		Symantec Corp	78,181
218	*	Tableau Software, Inc	21,310
2,401	*	Teradata Corp	96,400
663		TiVo Corp	8,917
2,655		Travelport Worldwide Ltd	49,224
820	*	Twilio, Inc	45,936
166	*	Ultimate Software Group, Inc	42,714
478	*	Virtusa Corp	23,269

		TOTAL SOFTWARE & SERVICES	6,698,116

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
130	*	Anixter International, Inc	8,229
11,976		Apple, Inc	2,216,878
41		Belden CDT, Inc	2,506
1,563		Benchmark Electronics, Inc	45,561
17,201		Cisco Systems, Inc	740,159
390	*	Coherent, Inc	61,004
5,700		Corning, Inc	156,807
800	*	Cray, Inc	19,680
413		CTS Corp	14,868
483		Daktronics, Inc	4,110
1,665		Dolby Laboratories, Inc (Class A)	102,714
973	*	Fabrinet	35,894
257	*	FARO Technologies, Inc	13,968
1,050	*	Finisar Corp	18,900
14,833		Hewlett Packard Enterprise Co	216,710
16,100		HP, Inc	365,309
117	*	Insight Enterprises, Inc	5,725
169		InterDigital, Inc	13,672
440	*	Itron, Inc	26,422
2,480		Jabil Circuit, Inc	68,597
78	*	Keysight Technologies, Inc	4,604
689	*	Kimball Electronics, Inc	12,609
286		Littelfuse, Inc	65,259
77	*	Lumentum Holdings, Inc	4,458
1,076		Motorola, Inc	125,214
1,811		National Instruments Corp	76,026
148	*	Netgear, Inc	9,250
200	*	Novanta, Inc	12,460
18		Plantronics, Inc	1,372
282	*	Plexus Corp	16,790
228	*	Rogers Corp	25,413
396	*	Scansource, Inc	15,959
750	*	Super Micro Computer, Inc	17,738
160		SYNNEX Corp	15,442
773	*	Tech Data Corp	63,479
1,213	*	TTM Technologies, Inc	21,385
1,315		Vishay Intertechnology, Inc	30,508

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,227		Xerox Corp	$101,448

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,757,127

TELECOMMUNICATION SERVICES - 0.9%
263	*	Boingo Wireless, Inc	5,941
9,949		CenturyLink, Inc	185,449
734	*	Cincinnati Bell, Inc	11,524
275		Cogent Communications Group, Inc	14,685
918		Consolidated Communications Holdings, Inc	11,347
1,927	*	Iridium Communications, Inc	31,025
522	*	Orbcomm, Inc	5,272
21,764	*,e	Sprint Corp	118,396
3,444	*	Vonage Holdings Corp	44,393
3,065	*	Zayo Group Holdings, Inc	111,811

		TOTAL TELECOMMUNICATION SERVICES	539,843

TRANSPORTATION - 2.7%
106	*	Avis Budget Group, Inc	3,445
6		CH Robinson Worldwide, Inc	502
3,738		CSX Corp	238,410
2,700		Delta Air Lines, Inc	133,758
176	*	Echo Global Logistics, Inc	5,148
299	*	Hertz Global Holdings, Inc	4,587
1,005		Norfolk Southern Corp	151,624
6		Ryder System, Inc	431
3,990		Southwest Airlines Co	203,011
15	*	Spirit Airlines, Inc	545
3,330		Union Pacific Corp	471,795
3,991		United Parcel Service, Inc (Class B)	423,964

		TOTAL TRANSPORTATION	1,637,220

UTILITIES - 3.3%
2,737		American Electric Power Co, Inc	189,537
140		American Water Works Co, Inc	11,953
135		Avista Corp	7,109
3,627		Consolidated Edison, Inc	282,833
5,182		Dominion Resources, Inc	353,309
1,306		Edison International	82,631
2,470		Eversource Energy	144,767
40		Idacorp, Inc	3,690
220		New Jersey Resources Corp	9,845
236		NRG Yield, Inc (Class C)	4,059
3		Pinnacle West Capital Corp	242
956		Public Service Enterprise Group, Inc	51,758
1,992		Sempra Energy	231,291
701		South Jersey Industries, Inc	23,462
7,180		Southern Co	332,506
2,096		WEC Energy Group, Inc	135,506
77		WGL Holdings, Inc	6,834
3,128		Xcel Energy, Inc	142,887

		TOTAL UTILITIES	2,014,219

		TOTAL COMMON STOCKS	60,425,867

		(Cost $40,552,323)

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.7%

GOVERNMENT AGENCY DEBT - 1.9%
$ 1,150,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	$1,150,000

		TOTAL GOVERNMENT AGENCY DEBT			1,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
1,068,657	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,068,657

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,068,657

		TOTAL SHORT-TERM INVESTMENTS			2,218,657

		(Cost $2,218,605)
		TOTAL INVESTMENTS - 103.3%			62,644,524
		(Cost $42,770,928)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%			(2,006,472)

		NET ASSETS - 100.0%			$60,638,052

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,033,182.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	1	9/21/18	$136,077	$136,080	$3

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.9%
1,634		Adient plc	$80,376
1,752	*	American Axle & Manufacturing Holdings, Inc	27,261
3,646		BorgWarner, Inc	157,361
828		Cooper Tire & Rubber Co	21,776
274	*	Cooper-Standard Holding, Inc	35,804
2,264		Dana Holding Corp	45,710
4,457		Delphi Automotive plc	408,395
407	*	Dorman Products, Inc	27,802
64,435		Ford Motor Co	713,295
545	*	Fox Factory Holding Corp	25,370
21,449		General Motors Co	845,091
4,430		Gentex Corp	101,979
573	*	Gentherm, Inc	22,519
3,947		Goodyear Tire & Rubber Co	91,926
2,737		Harley-Davidson, Inc	115,173
377		LCI Industries, Inc	33,987
1,077		Lear Corp	200,117
772	*	Modine Manufacturing Co	14,089
292	*,e	Motorcar Parts of America, Inc	5,463
209	*	Shiloh Industries, Inc	1,818
514		Spartan Motors, Inc	7,761
330		Standard Motor Products, Inc	15,952
449	*	Stoneridge, Inc	15,778
383		Superior Industries International, Inc	6,856
995		Tenneco, Inc	43,740
2,199	*	Tesla, Inc	754,147
841		Thor Industries, Inc	81,905
321		Tower International, Inc	10,208
496	*	Visteon Corp	64,103
486		Winnebago Industries, Inc	19,732

		TOTAL AUTOMOBILES & COMPONENTS	3,995,494

BANKS - 6.4%
254		1st Source Corp	13,571
233		Access National Corp	6,664
95		ACNB Corp	3,235
166	*	Allegiance Bancshares, Inc	7,196
127		American National Bankshares, Inc	5,080
563		Ameris Bancorp	30,036
129		Ames National Corp	3,980

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

174		Arrow Financial Corp	$6,334
2,719		Associated Banc-Corp	74,229
318	*	Atlantic Capital Bancshares, Inc	6,249
697		Banc of California, Inc	13,626
260		Bancfirst Corp	15,392
1,326		BancorpSouth Bank	43,692
155,405		Bank of America Corp	4,380,867
254		Bank of Commerce Holdings	3,238
677		Bank of Hawaii Corp	56,475
87		Bank of Marin Bancorp	7,034
838		Bank of NT Butterfield & Son Ltd	38,313
2,233		Bank of the Ozarks, Inc	100,574
238		BankFinancial Corp	4,201
1,888		BankUnited	77,125
81		Bankwell Financial Group, Inc	2,604
511		Banner Corp	30,726
219		Bar Harbor Bankshares	6,634
163	*	Baycom Corp	4,034
12,757		BB&T Corp	643,463
152		BCB Bancorp, Inc	2,280
1,199		Beneficial Bancorp, Inc	19,424
557		Berkshire Hills Bancorp, Inc	22,614
400		Blue Hills Bancorp, Inc	8,880
945	*	BofI Holding, Inc	38,660
421		BOK Financial Corp	39,578
1,073		Boston Private Financial Holdings, Inc	17,061
287		Bridge Bancorp, Inc	10,318
1,046		Brookline Bancorp, Inc	19,456
253		Bryn Mawr Bank Corp	11,714
124	*	BSB Bancorp, Inc	4,266
147	e	Business First Bancshares, Inc	3,873
120	*	Byline Bancorp, Inc	2,681
283		C&F Financial Corp	17,702
694		Cadence BanCorp	20,036
59	e	Cambridge Bancorp	5,106
238		Camden National Corp	10,879
156		Capital City Bank Group, Inc	3,686
2,332		Capitol Federal Financial	30,689
128	*	Capstar Financial Holdings, Inc	2,372
222		Carolina Financial Corp	9,528
1,496		Cathay General Bancorp	60,573
287	e	CBTX, Inc	9,485
1,286		Centerstate Banks of Florida, Inc	38,349
470		Central Pacific Financial Corp	13,465
161		Central Valley Community Bancorp	3,407
47		Century Bancorp, Inc	3,591
244		Charter Financial Corp	5,893
1,211		Chemical Financial Corp	67,416
46		Chemung Financial Corp	2,305
2,128		CIT Group, Inc	107,272
41,945		Citigroup, Inc	2,806,959
167		Citizens & Northern Corp	4,319
7,995		Citizens Financial Group, Inc	311,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236		City Holding Co	$17,754
157		Civista Bancshares, Inc	3,806
226		CNB Financial Corp	6,794
587		CoBiz, Inc	12,609
127		Codorus Valley Bancorp, Inc	3,896
1,129		Columbia Banking System, Inc	46,176
735	*,e	Columbia Financial, Inc	12,164
2,897		Comerica, Inc	263,395
1,596		Commerce Bancshares, Inc	103,277
102		Commerce Union Bancshares, Inc	2,861
763		Community Bank System, Inc	45,070
338	*	Community Bankers Trust Corp	3,025
61		Community Financial Corp	2,157
238		Community Trust Bancorp, Inc	11,888
422		ConnectOne Bancorp, Inc	10,508
77		County Bancorp, Inc	2,117
938		Cullen/Frost Bankers, Inc	101,529
438	*	Customers Bancorp, Inc	12,430
1,534		CVB Financial Corp	34,392
500		Dime Community Bancshares	9,750
638	*	Eagle Bancorp, Inc	39,109
2,453		East West Bancorp, Inc	159,936
100	*	Entegra Financial Corp	2,930
147		Enterprise Bancorp, Inc	5,943
347		Enterprise Financial Services Corp	18,721
161	*	Equity Bancshares, Inc	6,678
578	*	Esquire Financial Holdings, Inc	15,253
127		ESSA Bancorp, Inc	2,010
1,561	*	Essent Group Ltd	55,915
384		Evans Bancorp, Inc	17,702
144		Farmers & Merchants Bancorp, Inc	5,810
111		Farmers Capital Bank Corp	5,783
378		Farmers National Banc Corp	6,029
362		FB Financial Corp	14,741
661	*	FCB Financial Holdings, Inc	38,867
139		Federal Agricultural Mortgage Corp (Class C)	12,438
321		Fidelity Southern Corp	8,157
11,286		Fifth Third Bancorp	323,908
202		Financial Institutions, Inc	6,646
440		First Bancorp (NC)	18,000
3,399	*	First Bancorp (Puerto Rico)	26,002
162		First Bancorp, Inc	4,572
130		First Bancshares, Inc	4,673
586		First Busey Corp	18,588
266		First Business Financial Services, Inc	6,916
136		First Citizens Bancshares, Inc (Class A)	54,849
1,371		First Commonwealth Financial Corp	21,264
242		First Community Bancshares, Inc	7,710
593		First Community Corp	14,884
240		First Connecticut Bancorp	7,344
156		First Defiance Financial Corp	10,461
1,384		First Financial Bancorp	42,420
987	e	First Financial Bankshares, Inc	50,238

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		First Financial Corp	$8,526
130		First Financial Northwest, Inc	2,538
445	*	First Foundation, Inc	8,250
64	e	First Guaranty Bancshares, Inc	1,665
1,052		First Hawaiian, Inc	30,529
5,859		First Horizon National Corp	104,525
85		First Internet Bancorp	2,898
744		First Interstate Bancsystem, Inc	31,397
960		First Merchants Corp	44,544
93		First Mid-Illinois Bancshares, Inc	3,655
1,595		First Midwest Bancorp, Inc	40,625
158	*	First Northwest Bancorp	2,523
321		First of Long Island Corp	7,977
2,649		First Republic Bank	256,397
610	*	Flagstar Bancorp, Inc	20,899
358		Flushing Financial Corp	9,344
76		FNB Bancorp	2,787
5,725		FNB Corp	76,829
206	*	Franklin Financial Network, Inc	7,746
247		FS Bancorp, Inc	15,623
2,673		Fulton Financial Corp	44,104
325		German American Bancorp, Inc	11,651
1,201		Glacier Bancorp, Inc	46,455
161		Great Southern Bancorp, Inc	9,209
849		Great Western Bancorp, Inc	35,650
335		Green Bancorp, Inc	7,236
45	e	Greene County Bancorp, Inc	1,525
365		Guaranty Bancorp	10,877
26		Guaranty Bancshares, Inc	856
1,541		Hancock Holding Co	71,888
484		Hanmi Financial Corp	13,721
200	*	HarborOne Bancorp, Inc	3,788
429		Heartland Financial USA, Inc	23,531
553		Heritage Commerce Corp	9,395
460		Heritage Financial Corp	16,031
1,168		Hilltop Holdings, Inc	25,778
22		Hingham Institution for Savings	4,833
89		Home Bancorp, Inc	4,143
2,960		Home Bancshares, Inc	66,778
314	*	HomeStreet, Inc	8,462
265	*	HomeTrust Bancshares, Inc	7,460
1,956		Hope Bancorp, Inc	34,875
501		Horizon Bancorp	10,366
129	*	Howard Bancorp, Inc	2,322
18,430		Huntington Bancshares, Inc	272,027
909		IBERIABANK Corp	68,902
171	*,e	Impac Mortgage Holdings, Inc	1,630
399		Independent Bank Corp (MA)	31,282
308		Independent Bank Corp (MI)	7,854
324		Independent Bank Group, Inc	21,643
843		International Bancshares Corp	36,080
120		Investar Holding Corp	3,318
4,402		Investors Bancorp, Inc	56,302

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

55,698		JPMorgan Chase & Co	$5,803,732
2,079		Kearny Financial Corp	27,963
17,530		Keycorp	342,536
584		Lakeland Bancorp, Inc	11,592
525		Lakeland Financial Corp	25,300
141		LCNB Corp	2,778
693		LegacyTexas Financial Group, Inc	27,041
125	*,e	LendingTree, Inc	26,725
310		Live Oak Bancshares, Inc	9,502
2,442		M&T Bank Corp	415,506
400		Macatawa Bank Corp	4,856
101	*	Malvern Bancorp, Inc	2,459
1,317		MB Financial, Inc	61,504
283		MBT Financial Corp	3,014
226		Mercantile Bank Corp	8,353
155		Merchants Bancorp	4,422
856		Meridian Bancorp, Inc	16,392
123		Meta Financial Group, Inc	11,980
101	*	Metropolitan Bank Holding Corp	5,300
5,850	*	MGIC Investment Corp	62,712
324		Middlefield Banc Corp	16,427
324		Midland States Bancorp, Inc	11,100
1,202		Midsouth Bancorp, Inc	15,927
169		MidWestOne Financial Group, Inc	5,709
101		MutualFirst Financial, Inc	3,813
535		National Bank Holdings Corp	20,646
109		National Bankshares, Inc	5,058
164	*	National Commerce Corp	7,593
502	*	Nationstar Mortgage Holdings, Inc	8,800
669		NBT Bancorp, Inc	25,522
8,219		New York Community Bancorp, Inc	90,738
140	*	Nicolet Bankshares, Inc	7,715
1,790	*	NMI Holdings, Inc	29,177
115		Northeast Bancorp	2,507
643		Northfield Bancorp, Inc	10,687
104		Northrim BanCorp, Inc	4,113
1,478		Northwest Bancshares, Inc	25,702
64		Norwood Financial Corp	2,305
714		OceanFirst Financial Corp	21,391
596		OFG Bancorp	8,374
68	e	Ohio Valley Banc Corp	3,567
134		Old Line Bancshares, Inc	4,678
2,084		Old National Bancorp	38,762
432		Old Second Bancorp, Inc	6,221
319		Opus Bank	9,155
249		Origin Bancorp, Inc	10,194
610		Oritani Financial Corp	9,882
111		Orrstown Financial Services, Inc	2,886
241	*	Pacific Mercantile Bancorp	2,350
609	*	Pacific Premier Bancorp, Inc	23,233
2,138		PacWest Bancorp	105,660
205		Park National Corp	22,841
649		Parke Bancorp, Inc	15,349

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

290		PCSB Financial Corp	$5,762
259		Peapack Gladstone Financial Corp	8,959
67		Penns Woods Bancorp, Inc	3,000
165	*	PennyMac Financial Services, Inc	3,242
70		Peoples Bancorp of North Carolina, Inc	2,242
261		Peoples Bancorp, Inc	9,861
101		Peoples Financial Services Corp	4,749
6,304		People’s United Financial, Inc	114,039
194		People’s Utah Bancorp	6,926
823	*	PHH Corp	8,938
1,330		Pinnacle Financial Partners, Inc	81,596
7,679		PNC Financial Services Group, Inc	1,037,433
1,571		Popular, Inc	71,025
188		Preferred Bank	11,554
175		Premier Financial Bancorp, Inc	3,267
1,035		Prosperity Bancshares, Inc	70,753
68	*	Provident Bancorp, Inc	1,782
964		Provident Financial Services, Inc	26,539
132		Prudential Bancorp, Inc	2,548
190		QCR Holdings, Inc	9,016
4,289		Radian Group, Inc	69,568
104		RBB Bancorp	3,340
18,527		Regions Financial Corp	329,410
670		Renasant Corp	30,498
146		Republic Bancorp, Inc (Class A)	6,614
750	*	Republic First Bancorp, Inc	5,888
2,003		Riverview Bancorp, Inc	16,905
540		S&T Bancorp, Inc	23,350
495		Sandy Spring Bancorp, Inc	20,300
617	*	Seacoast Banking Corp of Florida	19,485
726		ServisFirst Bancshares, Inc	30,296
185		Shore Bancshares, Inc	3,519
177		SI Financial Group, Inc	2,611
192		Sierra Bancorp	5,422
867	*	Signature Bank	110,872
1,396		Simmons First National Corp (Class A)	41,740
116	*	SmartFinancial, Inc	2,988
670		South State Corp	57,788
101	*	Southern First Bancshares, Inc	4,464
86		Southern Missouri Bancorp, Inc	3,356
169		Southern National Bancorp of Virginia, Inc	3,015
432		Southside Bancshares, Inc	14,550
584		State Bank & Trust Co	19,506
259		Sterling Bancorp, Inc	3,460
3,716		Sterling Bancorp/DE	87,326
339		Stock Yards Bancorp, Inc	12,933
164		Summit Financial Group, Inc	4,402
7,662		SunTrust Banks, Inc	505,845
881	*	SVB Financial Group	254,398
1,928		Synovus Financial Corp	101,856
2,589		TCF Financial Corp	63,741
150		Territorial Bancorp, Inc	4,650
932	*	Texas Capital Bancshares, Inc	85,278

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,347		TFS Financial Corp	$21,242
714	*	The Bancorp, Inc	7,468
100		Timberland Bancorp, Inc	3,734
229		Tompkins Trustco, Inc	19,667
996		TowneBank	31,972
330		Trico Bancshares	12,359
343	*	Tristate Capital Holdings, Inc	8,952
599	*	Triumph Bancorp, Inc	24,409
1,387		Trustco Bank Corp NY	12,344
1,035		Trustmark Corp	33,772
685		UMB Financial Corp	52,218
3,528		Umpqua Holdings Corp	79,698
1,105		Union Bankshares Corp	42,962
60		Union Bankshares, Inc	3,114
1,552		United Bankshares, Inc	56,493
1,078		United Community Banks, Inc	33,062
740		United Community Financial Corp	8,133
770		United Financial Bancorp, Inc (New)	13,490
113		United Security Bancshares	1,266
119		Unity Bancorp, Inc	2,707
364		Univest Corp of Pennsylvania	10,010
25,135		US Bancorp	1,257,253
6,127		Valley National Bancorp	74,504
226	*	Veritex Holdings, Inc	7,022
681		Walker & Dunlop, Inc	37,898
1,396		Washington Federal, Inc	45,649
232		Washington Trust Bancorp, Inc	13,479
384		Waterstone Financial, Inc	6,547
1,651		Webster Financial Corp	105,169
72,221		Wells Fargo & Co	4,003,932
654		WesBanco, Inc	29,456
239		West Bancorporation, Inc	6,011
399		Westamerica Bancorporation	22,547
1,643	*	Western Alliance Bancorp	93,010
413		Western New England Bancorp, Inc	4,543
886		Wintrust Financial Corp	77,126
3,175	*	WMIH Corp	4,255
466		WSFS Financial Corp	24,838
3,277		Zions Bancorporation	172,665

		TOTAL BANKS	30,058,088

CAPITAL GOODS - 7.1%
9,463		3M Co	1,861,561
2,472		A.O. Smith Corp	146,219
644		Aaon, Inc	21,413
511		AAR Corp	23,756
917		Actuant Corp (Class A)	26,914
685		Acuity Brands, Inc	79,371
1,072		Advanced Drainage Systems, Inc	30,606
2,781	*	Aecom Technology Corp	91,856
522	*	Aegion Corp	13,442
1,069	*	Aerojet Rocketdyne Holdings, Inc	31,525
318	*	Aerovironment, Inc	22,715

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,041		AGCO Corp	$63,210
1,858		Air Lease Corp	77,980
726		Aircastle Ltd	14,883
148		Alamo Group, Inc	13,373
445		Albany International Corp (Class A)	26,767
1,475		Allegion plc	114,106
91		Allied Motion Technologies, Inc	4,357
2,013		Allison Transmission Holdings, Inc	81,506
449		Altra Holdings, Inc	19,352
317	*	Ameresco, Inc	3,804
127		American Railcar Industries, Inc	5,014
254	*	American Woodmark Corp	23,254
3,763		Ametek, Inc	271,538
438		Apogee Enterprises, Inc	21,098
567		Applied Industrial Technologies, Inc	39,775
7,689		Arconic, Inc	130,790
244		Argan, Inc	9,992
367	*	Armstrong Flooring, Inc	5,153
902	*	Armstrong World Industries, Inc	57,006
334		Astec Industries, Inc	19,973
340	*	Astronics Corp	12,230
491	*	Atkore International Group, Inc	10,198
1,023	*	Axon Enterprise, Inc	64,633
406		AZZ, Inc	17,641
782		Barnes Group, Inc	46,060
1,120	*	Beacon Roofing Supply, Inc	47,734
87	*,e	Blue Bird Corp	1,944
144	*	BlueLinx Holdings, Inc	5,404
941	*	BMC Stock Holdings, Inc	19,620
9,029		Boeing Co	3,029,320
656		Briggs & Stratton Corp	11,552
2,096	*	Builders FirstSource, Inc	38,336
1,582		BWX Technologies, Inc	98,590
351	e	Caesarstone Sdot-Yam Ltd	5,300
250	*	CAI International, Inc	5,810
986		Carlisle Cos, Inc	106,794
9,519		Caterpillar, Inc	1,291,443
467	*	Chart Industries, Inc	28,805
259		CIRCOR International, Inc	9,573
1,386	*	Colfax Corp	42,481
262		Columbus McKinnon Corp	11,360
575		Comfort Systems USA, Inc	26,335
388	*	Commercial Vehicle Group, Inc	2,848
601	*	Continental Building Products Inc	18,962
901		Crane Co	72,197
225	*	CSW Industrials, Inc	11,891
360		Cubic Corp	23,112
2,527		Cummins, Inc	336,091
674		Curtiss-Wright Corp	80,219
5,264		Deere & Co	735,907
199		DMC Global, Inc	8,935
2,203		Donaldson Co, Inc	99,399
347		Douglas Dynamics, Inc	16,656

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,490		Dover Corp	$182,268
160	*	Ducommun, Inc	5,294
240	*	DXP Enterprises, Inc	9,168
486	*	Dycom Industries, Inc	45,932
80		Eastern Co	2,244
7,123		Eaton Corp	532,373
916		EMCOR Group, Inc	69,781
10,251		Emerson Electric Co	708,754
318		Encore Wire Corp	15,089
281	*,e	Energous Corp	4,167
568	*,e	Energy Recovery, Inc	4,589
681		EnerSys	50,830
274	*	Engility Holdings, Inc	8,395
1,395	*	Enphase Energy, Inc	9,388
330		EnPro Industries, Inc	23,084
56		EnviroStar, Inc	2,257
1,954		Equifax, Inc	244,465
398		ESCO Technologies, Inc	22,965
408	*	Esterline Technologies Corp	30,110
1,196	*	Evoqua Water Technologies Corp	24,518
4,827		Fastenal Co	232,324
819		Federal Signal Corp	19,075
2,038		Flowserve Corp	82,335
2,196		Fluor Corp	107,121
5,090		Fortive Corp	392,490
2,359		Fortune Brands Home & Security, Inc	126,655
199	*	Foundation Building Materials, Inc	3,061
719		Franklin Electric Co, Inc	32,427
165		Freightcar America, Inc	2,770
10,949	*	FuelCell Energy, Inc	14,453
1,699	*	Gardner Denver Holdings, Inc	49,934
730	*	Gates Industrial Corp plc	11,877
608		GATX Corp	45,132
103	*	Gencor Industries, Inc	1,663
981	*	Generac Holdings, Inc	50,747
4,266		General Dynamics Corp	795,225
141,690		General Electric Co	1,928,401
567	*	Gibraltar Industries, Inc	21,263
336		Global Brass & Copper Holdings, Inc	10,534
370	*	GMS, Inc	10,023
271		Gorman-Rupp Co	9,485
2,760		Graco, Inc	124,807
546		GrafTech International Ltd	9,823
128		Graham Corp	3,304
696		Granite Construction, Inc	38,739
890	*	Great Lakes Dredge & Dock Corp	4,673
720		Greenbrier Cos, Inc	37,980
448		Griffon Corp	7,974
627		H&E Equipment Services, Inc	23,581
1,922		Harris Corp	277,806
1,393	*	Harsco Corp	30,785
632	*	HC2 Holdings, Inc	3,697
3,063	*	HD Supply Holdings, Inc	131,372

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

760		HEICO Corp	$55,427
1,158		HEICO Corp (Class A)	70,550
380	*	Herc Holdings, Inc	21,409
1,413		Hexcel Corp	93,795
981		Hillenbrand, Inc	46,254
12,296		Honeywell International, Inc	1,771,239
857		Hubbell, Inc	90,619
710		Huntington Ingalls	153,921
96		Hurco Cos, Inc	4,296
158		Hyster-Yale Materials Handling, Inc	10,152
1,286		IDEX Corp	175,513
137	*	IES Holdings, Inc	2,295
5,580		Illinois Tool Works, Inc	773,053
1,588	*	Infrastructure and Energy Alternatives, Inc	14,784
4,114		Ingersoll-Rand plc	369,149
289		Insteel Industries, Inc	9,653
1,338		ITT, Inc	69,937
2,070		Jacobs Engineering Group, Inc	131,424
1,178	*	JELD-WEN Holding, Inc	33,679
486		John Bean Technologies Corp	43,205
15,059		Johnson Controls International plc	503,724
166		Kadant, Inc	15,961
415		Kaman Corp	28,921
2,207		KBR, Inc	39,549
1,244		Kennametal, Inc	44,660
770	*,e	KEYW Holding Corp, The	6,730
781	*	KLX, Inc	56,154
1,099	*,e	Kratos Defense & Security Solutions, Inc	12,649
1,320		L3 Technologies, Inc	253,862
87	*	Lawson Products, Inc	2,118
122	*	LB Foster Co (Class A)	2,800
606		Lennox International, Inc	121,291
1,115		Lincoln Electric Holdings, Inc	97,852
165		Lindsay Corp	16,003
4,099		Lockheed Martin Corp	1,210,968
258	*	Lydall, Inc	11,262
1,227	*	Manitex International, Inc	15,313
539	*	Manitowoc Co, Inc	13,939
4,995		Masco Corp	186,913
503	*	Masonite International Corp	36,141
1,083	*	Mastec, Inc	54,962
906		Maxar Technologies Ltd	45,771
726	*	Mercury Systems, Inc	27,632
1,303	*	Meritor, Inc	26,803
885	*,e	Middleby Corp	92,412
1,406	*	Milacron Holdings Corp	26,616
168		Miller Industries, Inc	4,292
491		Moog, Inc (Class A)	38,278
1,441	*	MRC Global, Inc	31,226
688		MSC Industrial Direct Co (Class A)	58,377
883		Mueller Industries, Inc	26,057
2,381		Mueller Water Products, Inc (Class A)	27,905
301	*	MYR Group, Inc	10,673

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

76		National Presto Industries, Inc	$9,424
783	*	Navistar International Corp	31,884
628	*	NCI Building Systems, Inc	13,188
345	*	Nexeo Solutions, Inc	3,150
442		NN, Inc	8,354
957		Nordson Corp	122,888
2,664		Northrop Grumman Corp	819,713
149	*	Northwest Pipe Co	2,886
1,637	*	NOW, Inc	21,821
123	*	NV5 Holdings, Inc	8,524
2,708	*	nVent Electric plc	67,971
44		Omega Flex, Inc	3,481
454	*	Orion Marine Group, Inc	3,750
1,266		Oshkosh Truck Corp	89,025
1,733		Owens Corning, Inc	109,820
5,726		PACCAR, Inc	354,783
2,205		Parker-Hannifin Corp	343,649
381	*	Patrick Industries, Inc	21,660
2,708		Pentair plc	113,953
763	*	PGT, Inc	15,909
3,537	*,e	Plug Power, Inc	7,145
125		Powell Industries, Inc	4,354
51		Preformed Line Products Co	4,528
613		Primoris Services Corp	16,692
418	*	Proto Labs, Inc	49,721
492		Quanex Building Products Corp	8,831
2,753	*	Quanta Services, Inc	91,950
551		Raven Industries, Inc	21,186
4,703		Raytheon Co	908,526
360	*	RBC Bearings, Inc	46,372
687		Regal-Beloit Corp	56,197
562	e	REV Group, Inc	9,560
1,622	*	Rexnord Corp	47,135
2,075		Rockwell Automation, Inc	344,927
2,667		Rockwell Collins, Inc	359,192
1,667		Roper Industries, Inc	459,942
96	*	Rush Enterprises, Inc	4,214
461	*	Rush Enterprises, Inc (Class A)	19,998
2,806	*	Sensata Technologies Holding plc	133,509
720		Simpson Manufacturing Co, Inc	44,777
641	*	SiteOne Landscape Supply, Inc	53,825
924		Snap-On, Inc	148,505
136	*	Sparton Corp	2,583
1,891		Spirit Aerosystems Holdings, Inc (Class A)	162,456
647	*	SPX Corp	22,677
646	*	SPX FLOW, Inc	28,275
195		Standex International Corp	19,929
2,569		Stanley Works	341,189
394	*	Sterling Construction Co, Inc	5,134
365		Sun Hydraulics Corp	17,589
2,418	*	Sunrun, Inc	31,797
582	*	Teledyne Technologies, Inc	115,853
268		Tennant Co	21,172

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,185		Terex Corp	$49,995
427	*	Textainer Group Holdings Ltd	6,789
4,224		Textron, Inc	278,404
509	*	Thermon Group Holdings	11,641
1,085		Timken Co	47,252
784		Titan International, Inc	8,412
282	*	Titan Machinery, Inc	4,385
1,747		Toro Co	105,257
160	*	TPI Composites, Inc	4,678
813		TransDigm Group, Inc	280,599
902	*	Trex Co, Inc	56,456
716	*	Trimas Corp	21,050
2,728		Trinity Industries, Inc	93,461
1,184		Triton International Ltd	36,301
753		Triumph Group, Inc	14,759
585	*	Tutor Perini Corp	10,793
142	*	Twin Disc, Inc	3,524
1,363	*	United Rentals, Inc	201,206
12,343		United Technologies Corp	1,543,245
2,029	*	Univar, Inc	53,241
873		Universal Forest Products, Inc	31,969
1,341	*	USG Corp	57,824
345		Valmont Industries, Inc	52,009
156	*	Vectrus, Inc	4,808
155	*	Veritiv Corp	6,177
253	*	Vicor Corp	11,018
744		W.W. Grainger, Inc	229,450
918		Wabash National Corp	17,130
980	*	WABCO Holdings, Inc	114,680
1,411		Wabtec Corp	139,096
549		Watsco, Inc	97,876
434		Watts Water Technologies, Inc (Class A)	34,026
2,009	*	Welbilt, Inc	44,821
849	*	Wesco Aircraft Holdings, Inc	9,551
755	*	WESCO International, Inc	43,111
71	*	Willis Lease Finance Corp	2,243
524	*	Willscot Corp	7,755
826		Woodward Governor Co	63,486
2,937		Xylem, Inc	197,895

		TOTAL CAPITAL GOODS	33,187,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
868		ABM Industries, Inc	25,328
731	*	Acacia Research (Acacia Technologies)	3,034
1,696		ACCO Brands Corp	23,490
1,679	e	ADT, Inc	14,523
1,128	*	Advanced Disposal Services, Inc	27,952
110		Barrett Business Services, Inc	10,623
109		BG Staffing, Inc	2,534
723		Brady Corp (Class A)	27,872
805		Brink’s Co	64,199
599	*	Casella Waste Systems, Inc (Class A)	15,340
778	*	CBIZ, Inc	17,894

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

433		Ceco Environmental Corp	$2,659
390	*	Cimpress NV	56,534
1,443		Cintas Corp	267,056
819	*	Clean Harbors, Inc	45,495
3,383	*	Copart, Inc	191,342
577	*	CoStar Group, Inc	238,088
1,794		Covanta Holding Corp	29,601
128		CRA International, Inc	6,514
754		Deluxe Corp	49,922
698		Dun & Bradstreet Corp	85,610
2,090	*,†,m	Dyax Corp	2,320
394		Ennis, Inc	8,018
556		Essendant, Inc	7,350
804		Exponent, Inc	38,833
178		Forrester Research, Inc	7,467
148	*	Franklin Covey Co	3,633
640	*	FTI Consulting, Inc	38,707
191	*	GP Strategies Corp	3,362
1,153	e	Healthcare Services Group	49,798
286		Heidrick & Struggles International, Inc	10,010
247	*	Heritage-Crystal Clean, Inc	4,965
928		Herman Miller, Inc	31,459
569	*	Hill International, Inc	3,357
682		HNI Corp	25,370
334	*	Huron Consulting Group, Inc	13,661
282		ICF International, Inc	20,036
6,456	*	IHS Markit Ltd	333,065
708	*	Innerworkings, Inc	6,153
568		Insperity, Inc	54,102
961		Interface, Inc	22,055
2,145		KAR Auction Services, Inc	117,546
481		Kelly Services, Inc (Class A)	10,798
366		Kforce, Inc	12,554
577		Kimball International, Inc (Class B)	9,324
752		Knoll, Inc	15,649
1,048		Korn/Ferry International	64,903
518		LSC Communications, Inc	8,112
1,129		Manpower, Inc	97,162
491		Matthews International Corp (Class A)	28,871
379		McGrath RentCorp	23,979
1,666	*,†,m	Media General, Inc	0
259	*	Mistras Group, Inc	4,890
682		Mobile Mini, Inc	31,986
518		MSA Safety, Inc	49,904
210		Multi-Color Corp	13,576
729	*	Navigant Consulting, Inc	16,140
6,023		Nielsen NV	186,291
160	*	NL Industries, Inc	1,392
781	*	On Assignment, Inc	61,066
2,896		Pitney Bowes, Inc	24,819
482		Quad Graphics, Inc	10,040
3,657		Republic Services, Inc	249,993

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

514		Resources Connection, Inc	$8,687
1,949		Robert Half International, Inc	126,880
1,780		Rollins, Inc	93,592
1,220		RR Donnelley & Sons Co	7,027
269	*	SP Plus Corp	10,007
1,350		Steelcase, Inc (Class A)	18,225
1,291	*	Stericycle, Inc	84,289
449	*	Team, Inc	10,372
864		Tetra Tech, Inc	50,544
3,120		TransUnion	223,517
632	*	TriNet Group, Inc	35,354
645	*	TrueBlue, Inc	17,383
237		Unifirst Corp	41,925
338		US Ecology, Inc	21,531
2,712	*	Verisk Analytics, Inc	291,920
318		Viad Corp	17,251
134		VSE Corp	6,403
580	*	WageWorks, Inc	29,000
7,127		Waste Management, Inc	579,710
116	*	Willdan Group, Inc	3,593

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,605,536

CONSUMER DURABLES & APPAREL - 1.4%
351		Acushnet Holdings Corp	8,585
840	*	American Outdoor Brands Corp	10,105
194		Bassett Furniture Industries, Inc	5,345
565	*	Beazer Homes USA, Inc	8,334
1,393		Brunswick Corp	89,821
1,433		Callaway Golf Co	27,184
750		Carter’s, Inc	81,292
132	*	Cavco Industries, Inc	27,410
772	*	Century Communities, Inc	24,357
307	*	Clarus Corp	2,533
454		Columbia Sportswear Co	41,527
1,159	*	CROCS, Inc	20,410
167		Culp, Inc	4,100
498	*	Deckers Outdoor Corp	56,219
5,415		DR Horton, Inc	222,015
167		Escalade, Inc	2,355
327		Ethan Allen Interiors, Inc	8,011
122		Flexsteel Industries, Inc	4,868
730	*	Fossil Group, Inc	19,615
1,889	*	Garmin Ltd	115,229
682	*	G-III Apparel Group Ltd	30,281
1,762	*,e	GoPro, Inc	11,347
578	*	Green Brick Partners, Inc	5,664
132		Hamilton Beach Brands Holding Co	3,835
5,680		Hanesbrands, Inc	125,074
1,873		Hasbro, Inc	172,897
411	*	Helen of Troy Ltd	40,463
173		Hooker Furniture Corp	8,114
2,504	*	Hovnanian Enterprises, Inc (Class A)	4,082
379	*	Installed Building Products Inc	21,432

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

443	*,e	iRobot Corp	$33,566
75		Johnson Outdoors, Inc	6,340
1,294		KB Home	35,249
696		La-Z-Boy, Inc	21,298
2,061		Leggett & Platt, Inc	92,003
224		Lennar Corp (B Shares)	9,563
4,512		Lennar Corp (Class A)	236,880
273	*,e	LGI Homes, Inc	15,760
163		Lifetime Brands, Inc	2,062
1,585	*	Lululemon Athletica, Inc	197,887
385	*	M/I Homes, Inc	10,195
287	*	Malibu Boats Inc	12,037
156		Marine Products Corp	2,774
5,317	e	Mattel, Inc	87,305
295	*	MCBC Holdings, Inc	8,540
932		MDC Holdings, Inc	28,678
602	*	Meritage Homes Corp	26,458
2,340	*	Michael Kors Holdings Ltd	155,844
998	*	Mohawk Industries, Inc	213,841
227		Movado Group, Inc	10,964
66		Nacco Industries, Inc (Class A)	2,227
545	*	Nautilus, Inc	8,557
389	*	New Home Co Inc	3,878
7,369		Newell Rubbermaid, Inc	190,047
20,431		Nike, Inc (Class B)	1,627,942
52	*	NVR, Inc	154,458
276		Oxford Industries, Inc	22,902
199	*	Perry Ellis International, Inc	5,407
973		Polaris Industries, Inc	118,881
630		Pool Corp	95,445
4,225		Pulte Homes, Inc	121,469
1,215		PVH Corp	181,910
885		Ralph Lauren Corp	111,262
508		Rocky Brands, Inc	15,240
694	*	Roku, Inc	29,578
2,609	*	Skechers U.S.A., Inc (Class A)	78,296
109		Skyline Corp	3,819
922		Steven Madden Ltd	48,958
272		Sturm Ruger & Co, Inc	15,232
133		Superior Uniform Group, Inc	2,754
4,883		Tapestry, Inc	228,085
2,015	*	Taylor Morrison Home Corp	41,872
725	*,e	Tempur Sealy International, Inc	34,836
2,373		Toll Brothers, Inc	87,777
563	*	TopBuild Corp	44,105
2,459	*	TRI Pointe Homes, Inc	40,229
917		Tupperware Corp	37,817
707	*	Turtle Beach Corp	14,366
3,626	*,e	Under Armour, Inc	76,436
2,878	*,e	Under Armour, Inc (Class A)	64,697
226	*	Unifi, Inc	7,164
217	*	Universal Electronics, Inc	7,172
320	*	Vera Bradley, Inc	4,493

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,296		VF Corp	$431,730
896	*	Vista Outdoor, Inc	13,879
2,014	*	Vuzix Corp	15,004
99		Weyco Group, Inc	3,604
1,133		Whirlpool Corp	165,679
576	*	William Lyon Homes, Inc	13,363
1,465		Wolverine World Wide, Inc	50,938
423	*	Zagg, Inc	7,318

		TOTAL CONSUMER DURABLES & APPAREL	6,638,574

CONSUMER SERVICES - 2.2%
965	*	Adtalem Global Education, Inc	46,416
239	*	American Public Education, Inc	10,062
4,005		ARAMARK Holdings Corp	148,585
1,019		BBX Capital Corp	9,202
1,433	*	Belmond Ltd.	15,978
1	*	Biglari Holdings, Inc (A Shares)	950
17	*	Biglari Holdings, Inc (B Shares)	3,119
356		BJ’s Restaurants, Inc	21,360
1,539		Bloomin’ Brands, Inc	30,934
141	e	Bluegreen Vacations Corp	3,356
268	*	Bojangles’, Inc	3,859
1,270		Boyd Gaming Corp	44,018
949	*	Bright Horizons Family Solutions	97,291
763	e	Brinker International, Inc	36,319
9,591	*	Caesars Entertainment Corp	102,624
222	*	Cambium Learning Group, Inc	2,475
178		Capella Education Co	17,569
1,137	*	Career Education Corp	18,385
6,627		Carnival Corp	379,793
234		Carriage Services, Inc	5,745
507	*	Carrols Restaurant Group, Inc	7,529
348	*	Century Casinos, Inc	3,045
702	e	Cheesecake Factory	38,652
1,956	*	Chegg, Inc	54,357
396	*	Chipotle Mexican Grill, Inc (Class A)	170,823
520		Choice Hotels International, Inc	39,312
210		Churchill Downs, Inc	62,265
247	*	Chuy’s Holdings, Inc	7,583
294	e	Cracker Barrel Old Country Store, Inc	45,926
2,024		Darden Restaurants, Inc	216,689
657	*	Dave & Buster’s Entertainment, Inc	31,273
331	*	Del Frisco’s Restaurant Group, Inc	4,171
519	*	Del Taco Restaurants, Inc	7,359
1,168	*	Denny’s Corp	18,606
266		DineEquity, Inc	19,897
687		Domino’s Pizza, Inc	193,851
948	*	Drive Shack, Inc	7,319
1,432		Dunkin Brands Group, Inc	98,908
302	*	El Pollo Loco Holdings, Inc	3,443
1,053	*	Eldorado Resorts, Inc	41,172
38	*,e	Empire Resorts, Inc	752
3,065		Extended Stay America, Inc	66,235

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

402	*	Fiesta Restaurant Group, Inc	$11,537
149	*	Golden Entertainment, Inc	4,021
73		Graham Holdings Co	42,785
783	*	Grand Canyon Education, Inc	87,391
3,944		H&R Block, Inc	89,844
326	*	Habit Restaurants, Inc	3,260
1,521	*	Hilton Grand Vacations, Inc	52,779
4,675		Hilton Worldwide Holdings, Inc	370,073
1,746	*	Houghton Mifflin Harcourt Co	13,357
738		Hyatt Hotels Corp	56,937
1,670		ILG, Inc	55,160
1,684		International Game Technology plc	39,136
389		International Speedway Corp (Class A)	17,388
211	*	J Alexander’s Holdings, Inc	2,353
490		Jack in the Box, Inc	41,709
521	*	K12, Inc	8,529
5,824		Las Vegas Sands Corp	444,721
861	*	Laureate Education, Inc	12,338
322	*	Lindblad Expeditions Holdings, Inc	4,266
4,783		Marriott International, Inc (Class A)	605,528
340		Marriott Vacations Worldwide Corp	38,406
12,930		McDonald’s Corp	2,026,002
8,887		MGM Resorts International	257,990
173	*	Monarch Casino & Resort, Inc	7,621
49		Nathan’s Famous, Inc	4,611
279	*,e	Noodles & Co	3,432
3,341	*	Norwegian Cruise Line Holdings Ltd	157,862
422	e	Papa John’s International, Inc	21,404
1,314	*	Penn National Gaming, Inc	44,137
848	*	Pinnacle Entertainment, Inc	28,603
1,306		Planet Fitness, Inc	57,386
148	*	PlayAGS, Inc	4,006
320	*	Potbelly Corp	4,144
142		RCI Hospitality Holdings, Inc	4,494
238	*	Red Lion Hotels Corp	2,773
204	*	Red Robin Gourmet Burgers, Inc	9,506
1,049		Red Rock Resorts, Inc	35,141
607	*	Regis Corp	10,040
2,772		Royal Caribbean Cruises Ltd	287,179
473		Ruth’s Chris Steak House, Inc	13,268
843	*	Scientific Games Corp (Class A)	41,433
1,062	*,e	SeaWorld Entertainment, Inc	23,173
2,922		Service Corp International	104,578
2,355	*	ServiceMaster Global Holdings, Inc	140,052
337	*,e	Shake Shack, Inc	22,303
1,116	e	Six Flags Entertainment Corp	78,176
673		Sonic Corp	23,165
602	*	Sotheby’s (Class A)	32,713
164		Speedway Motorsports, Inc	2,847
22,143		Starbucks Corp	1,081,686
167		Strayer Education, Inc	18,873
1,016		Texas Roadhouse, Inc (Class A)	66,558
645		Vail Resorts, Inc	176,853

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

619	*	Weight Watchers International, Inc	$62,581
2,954		Wendy’s	50,750
454		Wingstop, Inc	23,662
1,610		Wyndham Hotels & Resorts, Inc	94,716
1,610		Wyndham Worldwide Corp	71,275
1,664		Wynn Resorts Ltd	278,454
6,317		Yum China Holdings, Inc	242,952
5,274		Yum! Brands, Inc	412,532
274	*,e	Zoe’s Kitchen, Inc	2,674

		TOTAL CONSUMER SERVICES	10,170,330

DIVERSIFIED FINANCIALS - 3.8%
887		Affiliated Managers Group, Inc	131,870
430		AG Mortgage Investment Trust	8,080
7,598		AGNC Investment Corp	141,247
7,199		Ally Financial, Inc	189,118
11,552		American Express Co	1,132,096
2,386		Ameriprise Financial, Inc	333,754
19,010		Annaly Capital Management, Inc	195,613
1,539		Anworth Mortgage Asset Corp	7,649
2,164		Apollo Commercial Real Estate Finance, Inc	39,558
756		Arbor Realty Trust, Inc	7,885
406		Ares Commercial Real Estate Corp	5,607
359	e	Arlington Asset Investment Corp (Class A)	3,701
566	*	ARMOUR Residential REIT, Inc	12,910
693		Artisan Partners Asset Management, Inc	20,894
268	*	Ashford, Inc	17,366
86	e	Associated Capital Group, Inc	3,264
2,788	*	AXA Equitable Holdings, Inc	57,461
212		B. Riley Financial, Inc	4,781
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	11,345
15,236		Bank of New York Mellon Corp	821,677
4,169		BGC Partners, Inc (Class A)	47,193
2,016		BlackRock, Inc	1,006,065
2,008		Blackstone Mortgage Trust, Inc	63,111
1,084	*	Cannae Holdings, Inc	20,108
7,981		Capital One Financial Corp	733,454
1,473		Capstead Mortgage Corp	13,183
1,847		CBOE Holdings, Inc	192,217
19,682		Charles Schwab Corp	1,005,750
189		Cherry Hill Mortgage Investment Corp	3,375
3,165		Chimera Investment Corp	57,856
5,618		CME Group, Inc	920,903
321		Cohen & Steers, Inc	13,389
1,289		Colony Credit Real Estate, Inc	26,721
387	*	Cowen Group, Inc	5,360
174	*,e	Credit Acceptance Corp	61,492
153	*	Curo Group Holdings Corp	3,817
2,338		CYS Investments, Inc	17,535
49		Diamond Hill Investment Group, Inc	9,527
5,700		Discover Financial Services	401,337
397	*	Donnelley Financial Solutions, Inc	6,896
776		Dynex Capital, Inc	5,067

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,309	*	E*TRADE Financial Corp	$263,538
2,009		Eaton Vance Corp	104,850
241	*	Elevate Credit, Inc	2,039
375	*	Encore Capital Group, Inc	13,725
522	*	Enova International, Inc	19,079
638		Evercore Partners, Inc (Class A)	67,277
422		Exantas Capital Corp	4,296
796	*	Ezcorp, Inc (Class A)	9,592
613		Factset Research Systems, Inc	121,435
1,485		Federated Investors, Inc (Class B)	34,630
2,135	*	FGL Holdings	17,913
1,246		Financial Engines, Inc	55,945
737		FirstCash, Inc	66,219
5,414		Franklin Resources, Inc	173,519
546	e	Gain Capital Holdings, Inc	4,122
93		GAMCO Investors, Inc (Class A)	2,489
5,815		Goldman Sachs Group, Inc	1,282,615
662		Granite Point Mortgage Trust, Inc	12,148
251		Great Ajax Corp	3,283
713	*	Green Dot Corp	52,327
424	e	Greenhill & Co, Inc	12,042
218		Hamilton Lane, Inc	10,457
630		Houlihan Lokey, Inc	32,269
1,126		Interactive Brokers Group, Inc (Class A)	72,526
9,374		IntercontinentalExchange Group, Inc	689,458
241	*	INTL FCStone, Inc	12,462
6,556		Invesco Ltd	174,127
1,752		Invesco Mortgage Capital, Inc	27,857
524		Investment Technology Group, Inc	10,962
5,119		Jefferies Financial Group, Inc	116,406
168		KKR Real Estate Finance Trust, Inc	3,323
1,088		Ladder Capital Corp	16,995
1,533		Ladenburg Thalmann Financial Services, Inc	5,212
1,898		Lazard Ltd (Class A)	92,831
1,355		Legg Mason, Inc	47,059
5,056	*	LendingClub Corp	19,162
1,384		LPL Financial Holdings, Inc	90,707
578		MarketAxess Holdings, Inc	114,363
144		Marlin Business Services Corp	4,298
7,296		MFA Mortgage Investments, Inc	55,304
609		Moelis & Co	35,718
2,727		Moody’s Corp	465,117
20,344		Morgan Stanley	964,306
298		Morningstar, Inc	38,218
1,489		MSCI, Inc (Class A)	246,325
822		MTGE Investment Corp	16,111
1,986		NASDAQ OMX Group, Inc	181,262
4,428		Navient Corp	57,697
312		Nelnet, Inc (Class A)	18,224
5,709		New Residential Investment Corp	99,850
1,709		New York Mortgage Trust, Inc	10,271
483	*,†,m	NewsStar Financial, Inc	238
3,386		Northern Trust Corp	348,386

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

866		OM Asset Management plc	$12,349
750	*	On Deck Capital, Inc	5,250
1,264	*	OneMain Holdings, Inc	42,079
147		Oppenheimer Holdings, Inc	4,116
511		Orchid Island Capital, Inc	3,843
1,030		PennyMac Mortgage Investment Trust	19,560
324		Pico Holdings, Inc	3,775
229		Piper Jaffray Cos	17,599
271		PJT Partners, Inc	14,469
719	*	PRA Group, Inc	27,717
257		Pzena Investment Management, Inc (Class A)	2,367
2,252		Raymond James Financial, Inc	201,216
1,174		Redwood Trust, Inc	19,336
143	*	Regional Management Corp	5,008
4,118		S&P Global, Inc	839,619
296	*	Safeguard Scientifics, Inc	3,789
1,924		Santander Consumer USA Holdings, Inc	36,729
2,255		SEI Investments Co	140,983
111		Silvercrest Asset Management Group, Inc	1,809
6,760	*	SLM Corp	77,402
5,920		State Street Corp	551,093
1,033		Stifel Financial Corp	53,974
12,328		Synchrony Financial	411,509
3,885		T Rowe Price Group, Inc	451,010
4,611		TD Ameritrade Holding Corp	252,544
181		TPG RE Finance Trust, Inc	3,678
3,532		Two Harbors Investment Corp	55,806
618		Virtu Financial, Inc	16,408
103		Virtus Investment Partners, Inc	13,179
2,789		Voya Financial, Inc	131,083
1,255		Waddell & Reed Financial, Inc (Class A)	22,552
614		Western Asset Mortgage Capital Corp	6,398
125		Westwood Holdings Group, Inc	7,442
1,867		WisdomTree Investments, Inc	16,952
90	*	World Acceptance Corp	9,991
259		ZAIS Financial Corp	4,209

		TOTAL DIVERSIFIED FINANCIALS	17,647,659

ENERGY - 6.0%
2,365	*	Abraxas Petroleum Corp	6,835
376		Adams Resources & Energy, Inc	16,168
1,516	*	Alta Mesa Resources, Inc	10,324
2,424	*	Amyris, Inc	15,489
8,402		Anadarko Petroleum Corp	615,447
2,303		Andeavor	302,108
4,322	*	Antero Resources Corp	92,275
6,181		Apache Corp	288,962
1,245	*	Apergy Corp	51,979
6,598	*,e	Approach Resources, Inc	16,099
338		Arch Coal, Inc	26,509
2,039		Archrock, Inc	24,468
454	*	Ardmore Shipping Corp	3,723
6,741		Baker Hughes a GE Co	222,655

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

265	*	Basic Energy Services, Inc	$2,944
314	*	Bonanza Creek Energy, Inc	11,891
645		Bristow Group, Inc	9,101
1,022	*	C&J Energy Services, Inc	24,119
7,299		Cabot Oil & Gas Corp	173,716
370	*	Cactus, Inc	12,502
747	*,e	California Resources Corp	33,944
3,134	*	Callon Petroleum Co	33,659
335	*	CARBO Ceramics, Inc	3,072
1,289	*	Carrizo Oil & Gas, Inc	35,899
2,955	*	Centennial Resource Development, Inc	53,367
3,384	*	Cheniere Energy, Inc	220,603
14,182	*,e	Chesapeake Energy Corp	74,314
31,324		Chevron Corp	3,960,293
1,627		Cimarex Energy Co	165,531
1,943	*	Clean Energy Fuels Corp	7,170
1,183	*	Cloud Peak Energy, Inc	4,129
3,564	*	CNX Resources Corp	63,368
2,383	*	Concho Resources, Inc	329,688
19,271		ConocoPhillips	1,341,647
445	*	CONSOL Energy, Inc	17,066
1,365	*	Continental Resources, Inc	88,397
485	*,e	Covia Holdings Corp	9,002
236	e	CVR Energy, Inc	8,730
1,875	*	Dawson Geophysical Co	14,813
1,312		Delek US Holdings, Inc	65,823
9,900	*	Denbury Resources, Inc	47,619
8,453		Devon Energy Corp	371,594
1,283		DHT Holdings, Inc	6,017
994	*,e	Diamond Offshore Drilling, Inc	20,735
1,589		Diamondback Energy, Inc	209,065
424	*	Dorian LPG Ltd	3,239
582	*	Dril-Quip, Inc	29,915
153	*	Earthstone Energy, Inc	1,354
10,091	*	Eclipse Resources Corp	16,146
1,520	*	Energen Corp	110,686
7,615	*	Energy Fuels, Inc	17,286
583	*	Energy XXI Gulf Coast, Inc	5,154
9,505		EOG Resources, Inc	1,182,707
871	*,e	EP Energy Corp	2,613
4,284		EQT Corp	236,391
272	*	Era Group, Inc	3,522
468		Evolution Petroleum Corp	4,610
499	*	Exterran Corp	12,495
1,888	*	Extraction Oil & Gas, Inc	27,735
69,660	d	Exxon Mobil Corp	5,762,972
1,061	*	Forum Energy Technologies, Inc	13,103
790		Frank’s International NV	6,162
1,164	e	Frontline Ltd	6,798
348	*	FTS International, Inc	4,956
635		GasLog Ltd	12,128
1,502		Golar LNG Ltd	44,249
1,162	*	Goodrich Petroleum Corp	14,374

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569		Green Plains Renewable Energy, Inc	$10,413
2,531	*	Gulfport Energy Corp	31,815
2,401	*	Halcon Resources Corp	10,540
223		Hallador Energy Co	1,592
14,405		Halliburton Co	649,089
2,257	*	Helix Energy Solutions Group, Inc	18,801
1,788		Helmerich & Payne, Inc	114,003
4,433		Hess Corp	296,523
1,515	*	HighPoint Resources Corp	9,211
2,656		HollyFrontier Corp	181,750
4,277	*	Independence Contract Drilling, Inc	17,621
461	*	International Seaways, Inc	10,668
171	*	ION Geophysical Corp	4,155
13	*	Isramco, Inc	1,598
1,246	*,e	Jagged Peak Energy, Inc	16,223
488	*	Keane Group, Inc	6,671
154	*	Key Energy Services, Inc	2,501
31,528		Kinder Morgan, Inc	557,100
4,331	*	Kosmos Energy LLC	35,817
2,550	*	Laredo Petroleum Holdings, Inc	24,531
207	*,e	Liberty Oilfield Services, Inc	3,875
792	*,e	Lilis Energy, Inc	4,118
67	*	Mammoth Energy Services, Inc	2,275
13,766		Marathon Oil Corp	287,159
7,470		Marathon Petroleum Corp	524,095
1,401	*	Matador Resources Co	42,100
383	*	Matrix Service Co	7,028
3,470	*	McDermott International, Inc	68,186
178	*	Midstates Petroleum Co, Inc	2,423
2,551		Murphy Oil Corp	86,147
4,845		Nabors Industries Ltd	31,056
6,228		National Oilwell Varco, Inc	270,295
180	*	Natural Gas Services Group, Inc	4,248
164	*,e	NCS Multistage Holdings, Inc	2,383
3,111	*	Newfield Exploration Co	94,108
1,448	*	Newpark Resources, Inc	15,711
132	*	Nine Energy Service, Inc	4,372
4,315	*	Noble Corp plc	27,314
7,761		Noble Energy, Inc	273,808
1,550		Nordic American Tanker Shipping	4,154
1,729	*	Northern Oil And Gas, Inc	5,446
4,419	*	Oasis Petroleum, Inc	57,314
12,586		Occidental Petroleum Corp	1,053,196
869	*	Ocean Rig UDW, Inc	25,618
1,532		Oceaneering International, Inc	39,005
784	*	Oil States International, Inc	25,166
6,836		Oneok, Inc	477,358
546	*	Overseas Shipholding Group, Inc	2,118
355		Panhandle Oil and Gas, Inc (Class A)	6,781
482	*	Par Pacific Holdings, Inc	8,377
4,180	*	Parsley Energy, Inc	126,570
3,250		Patterson-UTI Energy, Inc	58,500
1,704		PBF Energy, Inc	71,449

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,032	*	PDC Energy, Inc	$62,384
1,293		Peabody Energy Corp	58,806
217	*	Penn Virginia Corp	18,421
176	*	PHI, Inc	1,790
6,850		Phillips 66	769,324
1,332	*	Pioneer Energy Services Corp	7,792
2,740		Pioneer Natural Resources Co	518,518
3,185	*	Profire Energy, Inc	10,765
1,178	*	ProPetro Holding Corp	18,471
3,764	*	Questar Market Resources, Inc	46,147
3,580		Range Resources Corp	59,893
641	*	Renewable Energy Group, Inc	11,442
335	*,e	Resolute Energy Corp	10,452
92	*	Rex American Resources Corp	7,449
195	*	RigNet, Inc	2,009
994	*	Ring Energy, Inc	12,544
1,813	*	Rowan Cos plc	29,407
901		RPC, Inc	13,128
2,363	*	RSP Permian, Inc	104,019
1,348	*,e	Sanchez Energy Corp	6,093
537	*	SandRidge Energy, Inc	9,526
22,585		Schlumberger Ltd	1,513,873
4,774		Scorpio Tankers, Inc	13,415
308	*	SEACOR Holdings, Inc	17,639
303	*	SEACOR Marine Holdings, Inc	6,996
988	*	Select Energy Services, Inc	14,356
1,275		SemGroup Corp	32,385
946		Ship Finance International Ltd	14,143
148	*	SilverBow Resources, Inc	4,274
1,739		SM Energy Co	44,675
338	*,e	Smart Sand, Inc	1,795
148	*	Solaris Oilfield Infrastructure, Inc	2,115
10,291	*	Southwestern Energy Co	54,542
4,016	*	SRC Energy, Inc	44,256
2,325	*	Superior Energy Services	22,646
300	*	Talos Energy, Inc	9,639
3,386		Targa Resources Investments, Inc	167,573
818	e	Teekay Corp	6,340
1,777		Teekay Tankers Ltd (Class A)	2,079
2,673	*,e	Tellurian, Inc	22,239
1,816	*	Tetra Technologies, Inc	8,081
384	*	Tidewater, Inc	11,109
6,861	*	Transocean Ltd (NYSE)	92,212
799	*	Unit Corp	20,422
2,051	*,e	Uranium Energy Corp	3,302
1,275		US Silica Holdings Inc	32,755
7,034		Valero Energy Corp	779,578
1,529	*	W&T Offshore, Inc	10,932
16,146	*	Weatherford International Ltd	53,120
1,434	*	Whiting Petroleum Corp	75,600
481	*	WildHorse Resource Development Corp	12,198
13,417		Williams Cos, Inc	363,735
1,068		World Fuel Services Corp	21,798

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,188	*	WPX Energy, Inc	$111,570
3,641	*	Zion Oil & Gas, Inc	14,764

		TOTAL ENERGY	27,728,365

FOOD & STAPLES RETAILING - 0.9%
418		Andersons, Inc	14,296
618		Casey’s General Stores, Inc	64,939
300	*	Chefs’ Warehouse Holdings, Inc	8,550
213		Ingles Markets, Inc (Class A)	6,773
13,874		Kroger Co	394,715
1,271	*	Natural Grocers by Vitamin C	16,193
1,464	*	Performance Food Group Co	53,729
385		Pricesmart, Inc	34,843
17,265	*,e	Rite Aid Corp	29,869
389	*	Smart & Final Stores, Inc	2,159
584		Spartan Stores, Inc	14,904
2,100	*	Sprouts Farmers Market, Inc	46,347
602	*	SUPERVALU, Inc	12,353
7,942		Sysco Corp	542,359
784	*	United Natural Foods, Inc	33,445
3,445	*	US Foods Holding Corp	130,290
127		Village Super Market (Class A)	3,741
13,795		Walgreens Boots Alliance, Inc	827,907
23,481		Walmart, Inc	2,011,148
148		Weis Markets, Inc	7,894

		TOTAL FOOD & STAPLES RETAILING	4,256,454

FOOD, BEVERAGE & TOBACCO - 3.9%
1,894	*,e	22nd Century Group, Inc	4,659
100		Alico, Inc	3,170
868	*	Alliance One International, Inc	13,758
31,087		Altria Group, Inc	1,765,431
9,091		Archer Daniels Midland Co	416,641
995	e	B&G Foods, Inc (Class A)	29,751
137	*	Boston Beer Co, Inc (Class A)	41,059
846		Brown-Forman Corp	41,336
4,544		Brown-Forman Corp (Class B)	222,701
2,300		Bunge Ltd	160,333
247	e	Calavo Growers, Inc	23,749
486	*	Cal-Maine Foods, Inc	22,283
2,801	e	Campbell Soup Co	113,553
1,334	*,e	Castle Brands, Inc	1,588
72		Coca-Cola Bottling Co Consolidated	9,729
63,035		Coca-Cola Co	2,764,715
6,348		ConAgra Foods, Inc	226,814
2,556		Constellation Brands, Inc (Class A)	559,432
7,196		Costco Wholesale Corp	1,503,820
190	*	Craft Brewers Alliance, Inc	3,924
2,547	*	Darling International, Inc	50,634
1,357		Dean Foods Co	14,262
2,925	*	Dr Pepper Snapple Group, Inc	356,850
200	*	Farmer Bros Co	6,110
3,010		Flowers Foods, Inc	62,698

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

499		Fresh Del Monte Produce, Inc	$22,230
388	*,e	Freshpet, Inc	10,651
9,541		General Mills, Inc	422,285
1,593	*	Hain Celestial Group, Inc	47,471
2,341		Hershey Co	217,853
4,615	e	Hormel Foods Corp	171,724
1,568	*	Hostess Brands, Inc	21,325
1,227		Ingredion, Inc	135,829
277		J&J Snack Foods Corp	42,234
1,765		J.M. Smucker Co	189,702
131		John B. Sanfilippo & Son, Inc	9,753
3,980		Kellogg Co	278,083
9,865		Kraft Heinz Co	619,719
2,490		Lamb Weston Holdings, Inc	170,590
289		Lancaster Colony Corp	40,003
422	*	Landec Corp	6,288
187		Limoneira Co	4,602
2,055		McCormick & Co, Inc	238,565
203		MGP Ingredients, Inc	18,028
3,002		Molson Coors Brewing Co (Class B)	204,256
23,753		Mondelez International, Inc	973,873
6,733	*	Monster Beverage Corp	385,801
183	e	National Beverage Corp	19,563
23,282		PepsiCo, Inc	2,534,711
25,510		Philip Morris International, Inc	2,059,677
908	*	Pilgrim’s Pride Corp	18,278
2,073		Pinnacle Foods, Inc	134,869
1,066	*	Post Holdings, Inc	91,697
404	*	Primo Water Corp	7,066
317		Sanderson Farms, Inc	33,333
4		Seaboard Corp	15,851
134	*	Seneca Foods Corp	3,618
937	*	Simply Good Foods Co	13,530
379	e	Tootsie Roll Industries, Inc	11,692
864	*	TreeHouse Foods, Inc	45,369
78		Turning Point Brands, Inc	2,488
4,897		Tyson Foods, Inc (Class A)	337,158
340		Universal Corp	22,457
1,532		Vector Group Ltd	29,231

		TOTAL FOOD, BEVERAGE & TOBACCO	18,030,453

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
155	*,e	AAC Holdings, Inc	1,452
339		Abaxis, Inc	28,140
28,202		Abbott Laboratories	1,720,040
690	*	Abiomed, Inc	282,245
1,387	*	Acadia Healthcare Co, Inc	56,742
1,245	*	Accuray, Inc	5,105
119	*	Addus HomeCare Corp	6,813
5,262		Aetna Inc	965,577
1,305	*	Align Technology, Inc	446,493
2,817	*	Allscripts Healthcare Solutions, Inc	33,804
460	*	Amedisys, Inc	39,312

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

137	*	American Renal Associates Holdings, Inc	$2,161
2,579		AmerisourceBergen Corp	219,911
725	*	AMN Healthcare Services, Inc	42,485
563	*	Angiodynamics, Inc	12,521
216	*	Anika Therapeutics, Inc	6,912
2,249	*	Antares Pharma, Inc	5,802
4,175		Anthem, Inc	993,775
398	*,e	Apollo Medical Holdings, Inc	10,292
712	*	athenahealth, Inc	113,308
480	*	AtriCure, Inc	12,984
27		Atrion Corp	16,184
725	*	Avanos Medical, Inc	41,506
560	*	AxoGen, Inc	28,140
8,216		Baxter International, Inc	606,669
4,344		Becton Dickinson & Co	1,040,649
1,877	*,e	BioScrip, Inc	5,500
430	*	BioTelemetry, Inc	19,350
22,844	*	Boston Scientific Corp	746,999
2,873	*	Brookdale Senior Living, Inc	26,116
590		Cantel Medical Corp	58,032
442	*	Capital Senior Living Corp	4,716
5,081		Cardinal Health, Inc	248,105
501	*	Cardiovascular Systems, Inc	16,202
977	*	Castlight Health, Inc	4,152
3,398	*	Centene Corp	418,668
5,118	*	Cerner Corp	306,005
1,570	*	Cerus Corp	10,472
245		Chemed Corp	78,843
3,903		Cigna Corp	663,315
240	*	Civitas Solutions, Inc	3,936
1,533	*,e	Community Health Systems, Inc	5,090
168		Computer Programs & Systems, Inc	5,527
422		Conmed Corp	30,890
818		Cooper Cos, Inc	192,598
163	*	Corvel Corp	8,802
702	*	Cotiviti Holdings, Inc	30,979
544	*	Cross Country Healthcare, Inc	6,120
480	*	CryoLife, Inc	13,368
407	*,e	CryoPort, Inc	6,422
202	*	Cutera, Inc	8,141
16,534		CVS Health Corp	1,063,963
466	*,e	CytoSorbents Corp	5,312
10,196		Danaher Corp	1,006,141
2,220	*	DaVita, Inc	154,157
3,684		Dentsply Sirona, Inc	161,249
1,428	*	DexCom, Inc	135,631
1,292	*	Diplomat Pharmacy, Inc	33,024
3,469	*	Edwards Lifesciences Corp	504,982
1,608		Encompass Health Corp	108,894
1,285	*	Endologix, Inc	7,273
737		Ensign Group, Inc	26,399
1,929	*	Envision Healthcare Corp	84,895
1,209	*	Evolent Health, Inc	25,449

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,148	*	Express Scripts Holding Co	$706,317
97	*	FONAR Corp	2,575
995	*	Genesis Health Care, Inc	2,279
665	*	GenMark Diagnostics, Inc	4,243
803	*,e	Glaukos Corp	32,634
1,094	*	Globus Medical, Inc	55,203
886	*	Haemonetics Corp	79,457
4,515		HCA Holdings, Inc	463,239
867	*	HealthEquity, Inc	65,112
399		HealthStream, Inc	10,897
2,474	*	Henry Schein, Inc	179,711
99	*	Heska Corp	10,275
1,196		Hill-Rom Holdings, Inc	104,459
1,310	*	HMS Holdings Corp	28,322
4,366	*	Hologic, Inc	173,549
2,242		Humana, Inc	667,286
233	*	ICU Medical, Inc	68,420
1,446	*	Idexx Laboratories, Inc	315,141
263	*	Inogen Inc	49,005
978	*,e	Inovalon Holdings, Inc	9,707
127	*,e	Inspire Medical Systems, Inc	4,529
908	*	Insulet Corp	77,816
472	*	Integer Holding Corp	30,515
1,162	*	Integra LifeSciences Holdings Corp	74,844
100	*	IntriCon Corp	4,030
1,852	*	Intuitive Surgical, Inc	886,145
463		Invacare Corp	8,612
383	*	iRhythm Technologies, Inc	31,073
629	*	K2M Group Holdings, Inc	14,153
1,388	*	Kindred Healthcare, Inc	12,492
1,659	*	Laboratory Corp of America Holdings	297,840
465	*	Lantheus Holdings, Inc	6,766
236		LeMaitre Vascular, Inc	7,901
490	*	LHC Group, Inc	41,939
582	*	LifePoint Hospitals, Inc	28,402
755	*	LivaNova plc	75,364
426	*	Magellan Health Services, Inc	40,875
849	*	Masimo Corp	82,905
3,381		McKesson Corp	451,025
1,067	*	Medidata Solutions, Inc	85,958
1,425	*	MEDNAX, Inc	61,674
22,306		Medtronic plc	1,909,617
646		Meridian Bioscience, Inc	10,271
759	*	Merit Medical Systems, Inc	38,861
992	*	Molina Healthcare, Inc	97,156
274	*,e	NantHealth, Inc	907
173		National Healthcare Corp	12,176
208		National Research Corp	7,779
500	*	Natus Medical, Inc	17,250
780	*	Neogen Corp	62,548
613	*	Nevro Corp	48,948
1,159	*	Novocure Ltd	36,277
791	*	NuVasive, Inc	41,227

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

229	*	Nuvectra Corp	$4,701
1,011	*	NxStage Medical, Inc	28,207
575	*	Omnicell, Inc	30,159
873	*	OraSure Technologies, Inc	14,378
267	*	Orthofix International NV	15,171
942		Owens & Minor, Inc	15,741
346	*	Oxford Immunotec Global plc	4,460
1,530		Patterson Cos, Inc	34,685
496	*	Penumbra, Inc	68,522
113	*,e	PetIQ, Inc	3,035
1,204	*	Premier, Inc	43,802
199	*	Providence Service Corp	15,631
145	*,e	Pulse Biosciences, Inc	2,195
818	*	Quality Systems, Inc	15,951
2,225		Quest Diagnostics, Inc	244,617
528	*	Quidel Corp	35,112
2,913	*	Quorum Health Corp	14,565
1,555	*	R1 RCM, Inc	13,497
576	*	RadNet, Inc	8,640
2,353		Resmed, Inc	243,724
726	*,e	Rockwell Medical, Inc	3,579
837	*	RTI Biologics, Inc	3,850
1,678	*	Select Medical Holdings Corp	30,456
1,097	*	Senseonics Holdings, Inc	4,509
220	*,e	Sientra, Inc	4,292
166		Simulations Plus, Inc	3,694
646	*	Staar Surgical Co	20,026
1,419		STERIS Plc	149,009
5,563		Stryker Corp	939,368
328	*	Surgery Partners, Inc	4,887
300	*	SurModics, Inc	16,560
280	*	Tabula Rasa HealthCare, Inc	17,872
280	*	Tactile Systems Technology, Inc	14,560
721	*,e	Tandem Diabetes Care, Inc	15,876
1,001	*	Teladoc, Inc	58,108
734		Teleflex, Inc	196,866
1,657	*	Tenet Healthcare Corp	55,626
569	*	Tivity Health, Inc	20,029
2,530	*,e	TransEnterix, Inc	11,031
360	*	Triple-S Management Corp (Class B)	14,062
15,734		UnitedHealth Group, Inc	3,860,179
1,403		Universal Health Services, Inc (Class B)	156,350
187		US Physical Therapy, Inc	17,952
49		Utah Medical Products, Inc	5,397
587	*	Varex Imaging Corp	21,772
1,596	*	Varian Medical Systems, Inc	181,497
2,071	*	Veeva Systems, Inc	159,177
427	*,e	ViewRay, Inc	2,955
433	*	Vocera Communications, Inc	12,942
740	*	WellCare Health Plans, Inc	182,218
1,214		West Pharmaceutical Services, Inc	120,538
1,633	*,e	Wright Medical Group NV	42,393
3,331		Zimmer Biomet Holdings, Inc	371,207

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	28,186,075

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
160	*	Central Garden & Pet Co	$6,957
580	*	Central Garden and Pet Co (Class A)	23,473
4,108		Church & Dwight Co, Inc	218,381
2,093		Clorox Co	283,078
13,889		Colgate-Palmolive Co	900,146
7,842		Coty, Inc	110,572
893	*	Edgewell Personal Care Co	45,061
326	*,e	elf Beauty, Inc	4,968
957		Energizer Holdings, Inc	60,253
3,546		Estee Lauder Cos (Class A)	505,979
1,873	*	Herbalife Ltd	100,618
1,858	*	HRG Group, Inc	24,321
253		Inter Parfums, Inc	13,535
5,684		Kimberly-Clark Corp	598,753
160		Medifast, Inc	25,626
111		Natural Health Trends Corp	2,777
140	*	Nature’s Sunshine Products, Inc	1,309
992		Nu Skin Enterprises, Inc (Class A)	77,564
80		Oil-Dri Corp of America	3,371
41,339		Procter & Gamble Co	3,226,922
185	*,e	Revlon, Inc (Class A)	3,247
381	e	Spectrum Brands, Inc	31,097
180	*	USANA Health Sciences, Inc	20,754
215		WD-40 Co	31,444

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,320,206

INSURANCE - 3.9%
12,512		Aflac, Inc	538,266
232		Alleghany Corp	133,393
5,748		Allstate Corp	524,620
699	*	AMBAC Financial Group, Inc	13,875
1,557		American Equity Investment Life Holding Co	56,052
1,241		American Financial Group, Inc	133,197
14,902		American International Group, Inc	790,104
114		American National Insurance Co	13,633
299		Amerisafe, Inc	17,267
1,758		Amtrust Financial Services, Inc	25,614
4,000		Aon plc	548,680
6,048	*	Arch Capital Group Ltd	160,030
509		Argo Group International Holdings Ltd	29,598
2,914		Arthur J. Gallagher & Co	190,226
930		Aspen Insurance Holdings Ltd	37,851
856		Assurant, Inc	88,587
1,876		Assured Guaranty Ltd	67,030
2,520	*	Athene Holding Ltd	110,477
1,308		Axis Capital Holdings Ltd	72,751
144		Baldwin & Lyons, Inc (Class B)	3,514
31,904	*	Berkshire Hathaway, Inc (Class B)	5,954,882
1,957	*	Brighthouse Financial, Inc	78,417
3,924		Brown & Brown, Inc	108,813

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,544		Chubb Ltd	$958,239
2,548		Cincinnati Financial Corp	170,359
712	*,e	Citizens, Inc (Class A)	5,546
426		CNA Financial Corp	19,460
2,753		Conseco, Inc	52,417
300		Crawford & Co (Class B)	2,595
143		Donegal Group, Inc (Class A)	1,946
264	*	eHealth, Inc	5,834
124		EMC Insurance Group, Inc	3,445
488		Employers Holdings, Inc	19,618
247	*	Enstar Group Ltd	51,203
389		Erie Indemnity Co (Class A)	45,614
642		Everest Re Group Ltd	147,968
150		FBL Financial Group, Inc (Class A)	11,813
201	*	FedNat Holding Co	4,637
1,977		First American Financial Corp	102,250
4,270		FNF Group	160,637
7,696	*	Genworth Financial, Inc (Class A)	34,632
104		Global Indemnity Ltd	4,054
161	*	Goosehead Insurance, Inc	4,019
463	*	Greenlight Capital Re Ltd (Class A)	6,575
198	*	Hallmark Financial Services	1,976
664		Hanover Insurance Group, Inc	79,388
5,901		Hartford Financial Services Group, Inc	301,718
121		HCI Group, Inc	5,030
161	*	Health Insurance Innovations, Inc	5,208
362	e	Heritage Insurance Holdings, Inc	6,035
637		Horace Mann Educators Corp	28,410
90		Independence Holding Co	2,993
166		Infinity Property & Casualty Corp	23,630
23		Investors Title Co	4,247
648		James River Group Holdings Ltd	25,460
614		Kemper Corp	46,449
123		Kingstone Cos, Inc	2,079
497		Kinsale Capital Group, Inc	27,265
3,740		Lincoln National Corp	232,815
4,769		Loews Corp	230,247
910		Maiden Holdings Ltd	7,053
224	*	Markel Corp	242,894
8,427		Marsh & McLennan Cos, Inc	690,761
2,003	*,e	MBIA, Inc	18,107
429		Mercury General Corp	19,545
14,071		Metlife, Inc	613,496
742		National General Holdings Corp	19,537
35		National Western Life Group, Inc	10,754
334		Navigators Group, Inc	19,038
158	*	NI Holdings, Inc	2,678
4,481		Old Republic International Corp	89,217
727		Primerica, Inc	72,409
4,749		Principal Financial Group	251,460
820		ProAssurance Corp	29,069
9,549		Progressive Corp	564,823
6,869		Prudential Financial, Inc	642,320

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,056		Reinsurance Group of America, Inc (Class A)	$140,955
697		RenaissanceRe Holdings Ltd	83,863
600		RLI Corp	39,714
227		Safety Insurance Group, Inc	19,386
874		Selective Insurance Group, Inc	48,070
243		State Auto Financial Corp	7,268
351		Stewart Information Services Corp	15,118
1,153	*	Third Point Reinsurance Ltd	14,413
433		Tiptree Financial, Inc	2,944
1,809		Torchmark Corp	147,271
4,467		Travelers Cos, Inc	546,493
342	*,e	Trupanion, Inc	13,201
338		United Fire & Casualty Co	18,424
255		United Insurance Holdings Corp	4,993
503		Universal Insurance Holdings, Inc	17,655
3,600		UnumProvident Corp	133,164
1,400		Validus Holdings Ltd	94,640
1,489		W.R. Berkley Corp	107,819
56		White Mountains Insurance Group Ltd	50,770
2,214		Willis Towers Watson plc	335,642
4,260		XL Group Ltd	238,347

		TOTAL INSURANCE	17,905,999

MATERIALS - 3.1%
450		A. Schulman, Inc	20,025
324		Advanced Emissions Solutions, Inc	3,681
461	*	AdvanSix, Inc	16,886
332	*	AgroFresh Solutions, Inc	2,327
3,596		Air Products & Chemicals, Inc	560,005
6,324	*,e	AK Steel Holding Corp	27,446
1,889		Albemarle Corp	178,189
2,897	*	Alcoa Corp	135,811
2,222	*	Allegheny Technologies, Inc	55,817
429		American Vanguard Corp	9,846
1,121		Aptargroup, Inc	104,679
271		Ardagh Group S.A.	4,504
943		Ashland Global Holdings, Inc	73,724
1,514		Avery Dennison Corp	154,579
3,458	*	Axalta Coating Systems Ltd	104,812
485		Balchem Corp	47,598
5,623		Ball Corp	199,898
1,456		Bemis Co, Inc	61,458
2,289	*	Berry Plastics Group, Inc	105,157
597		Boise Cascade Co	26,686
953		Cabot Corp	58,867
723		Carpenter Technology Corp	38,008
2,181		Celanese Corp (Series A)	242,222
831	*	Century Aluminum Co	13,088
3,995		CF Industries Holdings, Inc	177,378
111		Chase Corp	13,015
2,911		Chemours Co	129,132
261	*	Clearwater Paper Corp	6,029
4,904	*	Cleveland-Cliffs, Inc	41,341

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,861	*	Coeur Mining, Inc	$21,744
1,801		Commercial Metals Co	38,019
532		Compass Minerals International, Inc	34,979
2,049	*	Crown Holdings, Inc	91,713
976		Domtar Corp	46,594
38,173		DowDuPont, Inc	2,516,364
735		Eagle Materials, Inc	77,153
2,397		Eastman Chemical Co	239,604
4,238		Ecolab, Inc	594,719
1,255	*	Ferro Corp	26,167
1,000	*,m	Ferroglobe plc	0
835	*	Flotek Industries, Inc	2,697
2,292		FMC Corp	204,469
325	*	Forterra, Inc	3,162
24,379		Freeport-McMoRan Copper & Gold, Inc (Class B)	420,782
400		FutureFuel Corp	5,604
1,119	*	GCP Applied Technologies, Inc	32,395
816	*	Gold Resource Corp	5,377
4,828		Graphic Packaging Holding Co	70,054
87		Greif, Inc	5,011
395		Greif, Inc (Class A)	20,892
784		H.B. Fuller Co	42,085
142		Hawkins, Inc	5,020
193		Haynes International, Inc	7,091
6,116		Hecla Mining Co	21,284
3,508		Huntsman Corp	102,434
658	*	Ingevity Corp	53,206
294		Innophos Holdings, Inc	13,994
373		Innospec, Inc	28,553
1,352		International Flavors & Fragrances, Inc	167,594
7,009		International Paper Co	365,029
1,493	*	Intrepid Potash, Inc	6,121
261		Kaiser Aluminum Corp	27,173
1,463		Kapstone Paper and Packaging Corp	50,473
2,396	*	Klondex Mines Ltd	5,535
256		KMG Chemicals, Inc	18,888
315	*	Koppers Holdings, Inc	12,080
468	*	Kraton Polymers LLC	21,593
357		Kronos Worldwide, Inc	8,043
2,555		Louisiana-Pacific Corp	69,547
406	*	LSB Industries, Inc	2,152
5,309		LyondellBasell Industries AF S.C.A	583,194
8,475	*	Marrone Bio Innovations, Inc	15,594
1,050		Martin Marietta Materials, Inc	234,496
300		Materion Corp	16,245
741		Minerals Technologies, Inc	55,834
5,507		Mosaic Co	154,471
371		Myers Industries, Inc	7,123
257		Neenah Paper, Inc	21,806
116		NewMarket Corp	46,922
8,626		Newmont Mining Corp	325,286
5,183		Nucor Corp	323,937

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,054		Olin Corp	$87,711
163		Olympic Steel, Inc	3,327
694	*	Omnova Solutions, Inc	7,218
2,868	*	Owens-Illinois, Inc	48,211
1,586		Packaging Corp of America	177,299
658		PH Glatfelter Co	12,890
3,394	*	Platform Specialty Products Corp	39,370
1,269		PolyOne Corp	54,846
4,122		PPG Industries, Inc	427,575
462	*	PQ Group Holdings, Inc	8,316
4,713		Praxair, Inc	745,361
201		Quaker Chemical Corp	31,129
1,995	*	Ramaco Resources, Inc	13,885
877		Rayonier Advanced Materials, Inc	14,988
1,105		Reliance Steel & Aluminum Co	96,732
1,100		Royal Gold, Inc	102,124
2,208		RPM International, Inc	128,771
272	*	Ryerson Holding Corp	3,033
421		Schnitzer Steel Industries, Inc (Class A)	14,188
438		Schweitzer-Mauduit International, Inc	19,149
716		Scotts Miracle-Gro Co (Class A)	59,543
2,697		Sealed Air Corp	114,488
694		Sensient Technologies Corp	49,656
1,340		Sherwin-Williams Co	546,144
1,161		Silgan Holdings, Inc	31,150
1,720		Sonoco Products Co	90,300
1,302		Southern Copper Corp (NY)	61,025
3,643		Steel Dynamics, Inc	167,396
302		Stepan Co	23,559
1,996	*	Summit Materials, Inc	52,395
1,010	*	SunCoke Energy, Inc	13,534
4,844		Tahoe Resources, Inc	23,832
717	*	TimkenSteel Corp	11,723
322	*	Trecora Resources	4,782
394		Tredegar Corp	9,259
733		Trinseo S.A.	52,006
1,458		Tronox Ltd	28,693
97	*	UFP Technologies, Inc	2,992
30		United States Lime & Minerals, Inc	2,517
3,129		United States Steel Corp	108,733
238	*,e	US Concrete, Inc	12,495
592		Valhi, Inc	2,818
3,141		Valvoline, Inc	67,751
1,196	*	Verso Corp	26,025
2,165		Vulcan Materials Co	279,415
610		Warrior Met Coal, Inc	16,818
559		Westlake Chemical Corp	60,165
4,102		WestRock Co	233,896
702	*	Worthington Industries, Inc	29,463
1,067		WR Grace and Co	78,222

		TOTAL MATERIALS	14,179,428

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MEDIA - 2.2%
855	e	AMC Entertainment Holdings, Inc	$13,594
741	*	AMC Networks, Inc	46,090
76		Beasley Broadcasting Group, Inc	851
698	*	Boston Omaha Corp	14,707
72		Cable One, Inc	52,797
5,327		CBS Corp (Class B)	299,484
1,847	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,665
2,946	*	Charter Communications, Inc	863,797
1,638		Cinemark Holdings, Inc	57,461
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,434
75,052		Comcast Corp (Class A)	2,462,456
17	*,e	Daily Journal Corp	3,913
2,851	*,e	Discovery, Inc (Class A)	78,402
5,566	*	Discovery, Inc (Class C)	141,933
3,453	*	DISH Network Corp (Class A)	116,055
235		Emerald Expositions Events, Inc	4,841
2,009	e	Entercom Communications Corp (Class A)	15,168
1,005		Entravision Communications Corp (Class A)	5,025
454	*,e	Eros International plc	5,902
916		EW Scripps Co (Class A)	12,265
218	*,e	Fluent, Inc	534
1,767		Gannett Co, Inc	18,907
1,557	*	GCI Liberty, Inc	70,190
1,876	*	Gray Television, Inc	29,641
248	*	Hemisphere Media Group, Inc	3,249
902	*	Imax Corp	19,979
6,297		Interpublic Group of Cos, Inc	147,602
693		John Wiley & Sons, Inc (Class A)	43,243
170	*	Liberty Braves Group (Class A)	4,371
525	*	Liberty Braves Group (Class C)	13,576
392	*	Liberty Broadband Corp (Class A)	29,651
1,723	*	Liberty Broadband Corp (Class C)	130,466
1,811	*	Liberty Latin America Ltd	35,097
681	*	Liberty Latin America Ltd (Class A)	13,021
398	*	Liberty Media Group (Class A)	14,053
3,180	*	Liberty Media Group (Class C)	118,073
1,395	*	Liberty SiriusXM Group (Class A)	62,845
2,800	*	Liberty SiriusXM Group (Class C)	127,008
786	e	Lions Gate Entertainment Corp (Class A)	19,509
1,548		Lions Gate Entertainment Corp (Class B)	36,316
2,254	*	Live Nation, Inc	109,477
439	*	LiveXLive Media, Inc	2,533
200	*	Loral Space & Communications, Inc	7,520
306	*	Madison Square Garden Co	94,918
294		Marcus Corp	9,555
884	*	MDC Partners, Inc	4,066
597	e	Meredith Corp	30,447
934	*	MSG Networks, Inc	22,369
970		National CineMedia, Inc	8,148
804		New Media Investment Group, Inc	14,858
1,938		New York Times Co (Class A)	50,194
6,379		News Corp	98,874
1,884		News Corp (Class B)	29,861

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

706		Nexstar Broadcasting Group, Inc (Class A)	$51,820
3,754		Omnicom Group, Inc	286,318
444	*	Reading International, Inc	7,082
32	*,m	Rovi Guides, Inc	112
51		Saga Communications, Inc	1,964
438		Scholastic Corp	19,408
1,071		Sinclair Broadcast Group, Inc (Class A)	34,433
21,148	e	Sirius XM Holdings, Inc	143,172
3,394		TEGNA, Inc	36,825
1,489		Tribune Co	56,984
414	*	tronc, Inc	7,154
17,113		Twenty-First Century Fox, Inc	850,345
8,179		Twenty-First Century Fox, Inc (Class B)	402,979
150	e	Viacom, Inc	5,318
5,848		Viacom, Inc (Class B)	176,376
24,544		Walt Disney Co	2,572,457
341	*,e	WideOpenWest, Inc	3,294
695	e	World Wrestling Entertainment, Inc (Class A)	50,610

		TOTAL MEDIA	10,331,642

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
26,111		AbbVie, Inc	2,419,184
404	*,e	Abeona Therapeutics, Inc	6,464
1,514	*,e	Acadia Pharmaceuticals, Inc	23,119
406	*,e	Accelerate Diagnostics, Inc	9,054
492	*	Acceleron Pharma, Inc	23,872
459	*,e	Achaogen, Inc	3,975
1,810	*	Achillion Pharmaceuticals, Inc	5,122
319	*,e	Aclaris Therapeutics, Inc	6,370
662	*	Acorda Therapeutics, Inc	18,999
265	*,e	Adamas Pharmaceuticals, Inc	6,845
638	*,e	Aduro Biotech, Inc	4,466
883	*	Adverum Biotechnologies, Inc	4,680
1,425	*	Aeglea BioTherapeutics, Inc	15,077
702	*	Aerie Pharmaceuticals, Inc	47,420
1,104	*,e	Agenus, Inc	2,506
5,456		Agilent Technologies, Inc	337,399
823	*	Agios Pharmaceuticals, Inc	69,321
554	*	Aimmune Therapeutics, Inc	14,897
239	*,e	Akcea Therapeutics, Inc	5,667
576	*	Akebia Therapeutics, Inc	5,748
1,391	*	Akorn, Inc	23,077
147	*	Albireo Pharma, Inc	5,219
965	*,e	Alder Biopharmaceuticals, Inc	15,247
3,495	*	Alexion Pharmaceuticals, Inc	433,904
2,380	*	Alkermes plc	97,961
5,561		Allergan plc	927,130
1,548	*	Alnylam Pharmaceuticals, Inc	152,463
533	*	AMAG Pharmaceuticals, Inc	10,394
10,902		Amgen, Inc	2,012,400
2,936	*,e	Amicus Therapeutics, Inc	45,860
2,013	*	Amneal Pharmaceuticals, Inc	33,033
552	*	Amphastar Pharmaceuticals, Inc	8,424

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,494	*	Ampio Pharmaceuticals, Inc	$14,287
305	*	AnaptysBio, Inc	21,667
121	*	ANI Pharmaceuticals, Inc	8,083
582	*,e	Apellis Pharmaceuticals, Inc	12,804
626	*	Aratana Therapeutics, Inc	2,661
574	*	Arbutus Biopharma Corp	4,190
650	*	Ardelyx, Inc	2,405
884	*	Arena Pharmaceuticals, Inc	38,542
1,405	*	Arqule, Inc	7,770
3,325	*	Array Biopharma, Inc	55,794
1,400	*,e	Arrowhead Research Corp	19,040
216	*	Assembly Biosciences, Inc	8,469
719	*,e	Atara Biotherapeutics, Inc	26,423
673	*,e	Athenex, Inc	12,558
1,583	*,e	Athersys, Inc	3,119
516	*	Audentes Therapeutics, Inc	19,716
1,650	*,e	AVEO Pharmaceuticals, Inc	3,729
3,969	*	Avid Bioservices, Inc	15,558
419	*	Bellicum Pharmaceuticals, Inc	3,092
1,257	*	BioCryst Pharmaceuticals, Inc	7,203
3,481	*	Biogen Idec, Inc	1,010,325
451	*	Biohaven Pharmaceutical Holding Co Ltd	17,824
2,842	*	BioMarin Pharmaceutical, Inc	267,716
379	*	Bio-Rad Laboratories, Inc (Class A)	109,357
89	*	Biospecifics Technologies Corp	3,993
578		Bio-Techne Corp	85,515
1,211	*,e	BioTime, Inc	2,495
829	*	Bluebird Bio, Inc	130,112
676	*	Blueprint Medicines Corp	42,912
26,877		Bristol-Myers Squibb Co	1,487,373
1,641		Bruker BioSciences Corp	47,655
470	*	Calithera Biosciences, Inc	2,350
127	*,e	Calyxt, Inc	2,371
504	*	Cambrex Corp	26,359
425	*	Cara Therapeutics Inc	8,139
519	*	CareDx, Inc	6,353
807	*,e	CASI Pharmaceuticals, Inc	6,642
2,296	*	Catalent, Inc	96,179
1,294	*	Catalyst Biosciences, Inc	15,101
1,095	*	Catalyst Pharmaceuticals, Inc	3,416
11,767	*	Celgene Corp	934,535
776	*	Cellular Biomedicine Group, Inc	15,171
728	*	Charles River Laboratories International, Inc	81,725
402	*	ChemoCentryx, Inc	5,294
913	*	Chimerix, Inc	4,346
3,917	*	ChromaDex Corp	14,532
315	*	Clearside Biomedical, Inc	3,367
747	*	Clovis Oncology, Inc	33,966
646	*	Codexis, Inc	9,302
359	*	Cohbar, Inc	2,351
601	*	Coherus Biosciences, Inc	8,414
351	*	Collegium Pharmaceutical, Inc	8,371
271	*	Concert Pharmaceuticals Inc	4,561

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

708	*,e	Corbus Pharmaceuticals Holdings, Inc	$3,575
1,401	*,e	Corcept Therapeutics, Inc	22,024
478	*,e	Corium International, Inc	3,829
145	*,e	Corvus Pharmaceuticals, Inc	1,592
828	*	CTI BioPharma Corp	4,123
288	*	Cue Biopharma, Inc	3,416
949	*	Cymabay Therapeutics, Inc	12,736
639	*	Cytokinetics, Inc	5,304
459	*	CytomX Therapeutics, Inc	10,493
127	*	Deciphera Pharmaceuticals, Inc	4,997
243	*	Denali Therapeutics, Inc	3,706
928	*	Depomed, Inc	6,190
587	*	Dermira, Inc	5,400
716	*	Dicerna Pharmaceuticals Inc	8,771
520	*	Dova Pharmaceuticals, Inc	15,558
2,721	*	Durect Corp	4,245
1,036	*	Dynavax Technologies Corp	15,799
122	*,e	Eagle Pharmaceuticals, Inc	9,231
736	*	Editas Medicine, Inc	26,371
15,688		Eli Lilly & Co	1,338,657
348	*	Eloxx Pharmaceuticals, Inc	5,940
709	*	Emergent Biosolutions, Inc	35,797
232	*	Enanta Pharmaceuticals, Inc	26,889
3,476	*	Endo International plc	32,779
1,045	*	Endocyte, Inc	14,421
623	*	Enzo Biochem, Inc	3,233
620	*	Epizyme, Inc	8,401
623	*,e	Esperion Thereapeutics, Inc	24,415
1,923	*	Exact Sciences Corp	114,976
5,221	*	Exelixis, Inc	112,356
835	*,e	Fate Therapeutics, Inc	9,469
1,429	*	Fennec Pharmaceuticals, Inc	14,919
1,241	*	FibroGen, Inc	77,687
428	*	Five Prime Therapeutics, Inc	6,767
438	*,e	Flexion Therapeutics Inc	11,322
515	*	Fluidigm Corp	3,069
5,470	*,e	Fortress Biotech, Inc	16,301
227	*	Foundation Medicine, Inc	31,031
336	*,e	G1 Therapeutics, Inc	14,603
303	*	Genomic Health, Inc	15,271
2,277	*,e	Geron Corp	7,810
21,269		Gilead Sciences, Inc	1,506,696
805	*	Global Blood Therapeutics, Inc	36,386
541	*	GlycoMimetics Inc	8,726
2,005	*	Halozyme Therapeutics, Inc	33,824
2,728	*	Harvard Bioscience, Inc	14,595
1,027	*	Heron Therapeutics, Inc	39,899
2,514	*	Horizon Pharma plc	41,632
2,749	*	Idera Pharmaceuticals, Inc	3,629
2,433	*	Illumina, Inc	679,513
629	*	Immune Design Corp	2,862
2,066	*	Immunogen, Inc	20,102
2,121	*	Immunomedics, Inc	50,204

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,861	*	Incyte Corp	$191,687
718	*,e	Innovate Biopharmaceuticals, Inc	16,923
1,186	*	Innoviva, Inc	16,367
1,045	*,e	Inovio Pharmaceuticals, Inc	4,096
1,335	*	Insmed, Inc	31,573
340	*,e	Insys Therapeutics, Inc	2,462
536	*,e	Intellia Therapeutics, Inc	14,665
353	*	Intercept Pharmaceuticals, Inc	29,620
388	*	Intersect ENT, Inc	14,531
527	*	Intra-Cellular Therapies, Inc	9,312
861	*,e	Intrexon Corp	12,002
587	*	Invitae Corp	4,314
2,281	*	Ionis Pharmaceuticals, Inc	95,049
1,361	*	Iovance Biotherapeutics, Inc	17,421
2,693	*	IQVIA Holdings, Inc	268,815
2,083	*	Ironwood Pharmaceuticals, Inc	39,827
941	*	Jazz Pharmaceuticals plc	162,134
44,183		Johnson & Johnson	5,361,165
97	*,e	Jounce Therapeutics, Inc	743
1,126	*	Kadmon Holdings, Inc	4,493
127	*	Kala Pharmaceuticals, Inc	1,744
499	*	Karyopharm Therapeutics, Inc	8,478
1,346	*	Keryx Biopharmaceuticals, Inc	5,061
337	*	Kindred Biosciences Inc	3,589
217	*	Kura Oncology, Inc	3,949
268	*,e	La Jolla Pharmaceutical Co	7,818
429	*,e	Lannett Co, Inc	5,834
657	*,e	Lexicon Pharmaceuticals, Inc	7,884
305	*	Ligand Pharmaceuticals, Inc (Class B)	63,187
429	*	Loxo Oncology, Inc	74,423
628		Luminex Corp	18,545
515	*	MacroGenics, Inc	10,635
93	*	Madrigal Pharmaceuticals, Inc	26,011
1,553	*	Mallinckrodt plc	28,979
2,279	*,e	MannKind Corp	4,330
592	*	Marinus Pharmaceuticals, Inc	4,185
1,076	*	Medicines Co	39,489
458	*,e	MediciNova, Inc	3,646
111	*	Medpace Holdings, Inc	4,773
128	*	Melinta Therapeutics, Inc	813
98	*,e	Menlo Therapeutics, Inc	796
177	*	Mersana Therapeutics, Inc	3,161
396	*	Mettler-Toledo International, Inc	229,137
1,570	*,e	MiMedx Group, Inc	10,032
553	*	Minerva Neurosciences, Inc	4,562
216	*,e	Miragen Therapeutics, Inc	1,385
291	*,e	Mirati Therapeutics, Inc	14,346
1,150	*	Momenta Pharmaceuticals, Inc	23,518
8,360	*	Mylan NV	302,130
491	*	MyoKardia, Inc	24,378
1,032	*	Myriad Genetics, Inc	38,566
276	*	NanoString Technologies, Inc	3,776
484	*,e	NantKwest, Inc	1,481

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

482	*	Natera, Inc	$9,071
2,571	*	Nektar Therapeutics	125,542
820	*	NeoGenomics, Inc	10,750
297	*,e	Neos Therapeutics, Inc	1,856
1,442	*	Neurocrine Biosciences, Inc	141,662
298	*	NewLink Genetics Corp	1,418
4,132	*,e	Novavax, Inc	5,537
416	*,e	Nymox Pharmaceutical Corp	1,398
362	*,e	Ocular Therapeutix, Inc	2,444
107	*,e	Odonate Therapeutics, Inc	2,363
652	*,e	Omeros Corp	11,827
5,196	*,e	Opko Health, Inc	24,421
258	*	Optinose, Inc	7,219
1,615	*,e	Organovo Holdings, Inc	2,261
1,907	*	Ovid therapeutics, Inc	14,875
1,315	*	Pacific Biosciences of California, Inc	4,668
609	*	Pacira Pharmaceuticals, Inc	19,518
14,286	*	Palatin Technologies, Inc	13,855
374	*,e	Paratek Pharmaceuticals, Inc	3,815
2,346	*	PDL BioPharma, Inc	5,490
1,920	*	PerkinElmer, Inc	140,602
2,143		Perrigo Co plc	156,246
2,778	*	Pfenex, Inc	15,029
95,265		Pfizer, Inc	3,456,214
293		Phibro Animal Health Corp	13,493
529	*	Pieris Pharmaceuticals, Inc	2,682
140	*	PolarityTE, Inc	3,296
1,084	*	Portola Pharmaceuticals, Inc	40,943
771	*	PRA Health Sciences, Inc	71,981
817	*	Prestige Brands Holdings, Inc	31,356
1,110	*	Progenics Pharmaceuticals, Inc	8,924
5,051	*	Proteostasis Therapeutics, Inc	14,092
594	*	Prothena Corp plc	8,661
729	*	PTC Therapeutics, Inc	24,589
453	*	Puma Biotechnology, Inc	26,795
3,585		QIAGEN NV	129,634
177	*	Ra Pharmaceuticals, Inc	1,761
582	*,e	Radius Health, Inc	17,152
137	*,e	Reata Pharmaceuticals, Inc	4,791
183	*	Recro Pharma, Inc	919
1,288	*	Regeneron Pharmaceuticals, Inc	444,347
425	*	REGENXBIO, Inc	30,494
526	*	Repligen Corp	24,743
594	*	Retrophin, Inc	16,192
352	*	Revance Therapeutics, Inc	9,662
147	*	Rhythm Pharmaceuticals, Inc	4,595
1,863	*	Rigel Pharmaceuticals, Inc	5,272
337	*,e	Rocket Pharmaceuticals, Inc	6,615
721	*	Sage Therapeutics, Inc	112,858
1,935	*	Sangamo Biosciences, Inc	27,477
1,019	*	Sarepta Therapeutics, Inc	134,691
404	*	Savara, Inc	4,573
44,311		Schering-Plough Corp	2,689,678

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,816	*	Seattle Genetics, Inc	$120,564
190	*,e	Selecta Biosciences, Inc	2,518
309	*,e	Seres Therapeutics, Inc	2,657
243	*,e	Sienna Biopharmaceuticals, Inc	3,691
842	*	SIGA Technologies, Inc	5,001
146	*	Solid Biosciences, Inc	5,202
1,400	*	Sorrento Therapeutics, Inc	10,080
483	*,e	Spark Therapeutics, Inc	39,973
1,594	*	Spectrum Pharmaceuticals, Inc	33,410
334	*	Stemline Therapeutics, Inc	5,361
725	*	Supernus Pharmaceuticals, Inc	43,391
152	*	Syndax Pharmaceuticals, Inc	1,067
839	*	Syneos Health, Inc	39,349
4,271	*,e	Synergy Pharmaceuticals, Inc	7,432
1,588	*	Synlogic, Inc	15,610
204	*	Syros Pharmaceuticals, Inc	2,083
416	*	T2 Biosystems, Inc	3,220
648	*,e	Teligent, Inc	2,242
579	*,e	TESARO, Inc	25,748
573	*	Tetraphase Pharmaceuticals, Inc	2,046
748	*	TG Therapeutics, Inc	9,836
2,459	*,e	TherapeuticsMD, Inc	15,344
661	*,e	Theravance Biopharma, Inc	14,992
6,606		Thermo Fisher Scientific, Inc	1,368,367
133	*,e	Tocagen, Inc	1,242
4,055	*	Tyme Technologies, Inc	12,814
757	*	Ultragenyx Pharmaceutical, Inc	58,191
696	*	United Therapeutics Corp	78,752
677	*	Vanda Pharmaceuticals, Inc	12,897
353	*	Veracyte, Inc	3,297
850	*	Verastem, Inc	5,848
597	*	Vericel Corp	5,791
4,234	*	Vertex Pharmaceuticals, Inc	719,611
701	*	Viking Therapeutics, Inc	6,653
2,440	*	Vital Therapies, Inc	16,714
282	*	Voyager Therapeutics, Inc	5,510
—	*,e	vTv Therapeutics, Inc	0
1,265	*	Waters Corp	244,891
192	*	WaVe Life Sciences Pte Ltd	7,344
743	*	Xencor Inc	27,498
1,723	*	Zafgen, Inc	17,626
2,318	*,e	ZIOPHARM Oncology, Inc	7,000
8,045		Zoetis, Inc	685,354
629	*	Zogenix, Inc	27,802

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	35,204,276

REAL ESTATE - 3.8%
1,300		Acadia Realty Trust	35,581
632		Agree Realty Corp	33,351
1,021		Alexander & Baldwin, Inc	23,993
57		Alexander’s, Inc	21,810
1,618		Alexandria Real Estate Equities, Inc	204,143
196	*,e	Altisource Portfolio Solutions S.A.	5,717

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

714		American Assets Trust, Inc	$27,339
2,096		American Campus Communities, Inc	89,876
4,773		American Homes 4 Rent	105,865
7,205		American Tower Corp	1,038,745
720		Americold Realty Trust	15,854
2,440		Apartment Investment & Management Co (Class A)	103,212
4,063		Apple Hospitality REIT, Inc	72,646
694		Armada Hoffler Properties, Inc	10,341
1,645		Ashford Hospitality Trust, Inc	13,324
179	*	AV Homes, Inc	3,831
2,244		AvalonBay Communities, Inc	385,721
364		Bluerock Residential Growth REIT, Inc	3,247
2,473		Boston Properties, Inc	310,164
403		BraeMar Hotels & Resorts, Inc	4,602
2,649		Brandywine Realty Trust	44,715
4,778		Brixmor Property Group, Inc	83,281
1,146		Brt Realty Trust	14,611
1,459		Camden Property Trust	132,959
1,679		CareTrust REIT, Inc	28,023
568		CatchMark Timber Trust Inc	7,231
2,955		CBL & Associates Properties, Inc	16,459
5,436	*	CBRE Group, Inc	259,515
1,224		Cedar Realty Trust, Inc	5,777
572		Chatham Lodging Trust	12,138
909		Chesapeake Lodging Trust	28,761
471		City Office REIT, Inc	6,043
1,977		Clipper Realty, Inc	16,884
8,422		Colony Capital, Inc	52,553
1,903		Columbia Property Trust, Inc	43,217
199		Community Healthcare Trust, Inc	5,944
74		Consolidated-Tomoka Land Co	4,552
1,864		CoreCivic, Inc	44,531
185		CorEnergy Infrastructure Trust, Inc	6,956
675	*	CorePoint Lodging, Inc	17,482
582		Coresite Realty	64,497
1,557		Corporate Office Properties Trust	45,137
6,513		Cousins Properties, Inc	63,111
6,702		Crown Castle International Corp	722,610
3,228		CubeSmart	104,006
1,577		CyrusOne, Inc	92,034
1,671		DCT Industrial Trust, Inc	111,506
2,580		DDR Corp	46,182
3,453		DiamondRock Hospitality Co	42,403
3,311		Digital Realty Trust, Inc	369,441
2,632		Douglas Emmett, Inc	105,754
5,730		Duke Realty Corp	166,342
587		Easterly Government Properties, Inc	11,599
673		EastGroup Properties, Inc	64,312
1,148		Education Realty Trust, Inc	47,642
2,070		Empire State Realty Trust, Inc	35,397
1,161		Entertainment Properties Trust	75,221
1,307		Equinix, Inc	561,866
2,199	*	Equity Commonwealth	69,269

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,525		Equity Lifestyle Properties, Inc	$140,148
5,742		Equity Residential	365,708
1,056		Essex Property Trust, Inc	252,458
2,082		Extra Space Storage, Inc	207,804
482		Farmland Partners, Inc	4,242
1,127		Federal Realty Investment Trust	142,622
2,259		First Industrial Realty Trust, Inc	75,315
3,596		Forest City Realty Trust, Inc	82,025
240	*,e	Forestar Group, Inc	4,980
1,235		Four Corners Property Trust, Inc	30,418
1,621		Franklin Street Properties Corp	13,876
766		Front Yard Residential Corp	7,982
102	*	FRP Holdings, Inc	6,605
3,570		Gaming and Leisure Properties, Inc	127,806
1,959		Geo Group, Inc	53,951
763		Getty Realty Corp	21,494
10,010		GGP, Inc	204,504
475		Gladstone Commercial Corp	9,130
1,177		Gladstone Land Corp	14,913
1,861		Global Medical REIT, Inc	16,488
1,165		Global Net Lease, Inc	23,801
1,628		Government Properties Income Trust	25,804
2,531		Gramercy Property Trust	69,147
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	15,306
7,353		HCP, Inc	189,854
1,899		Healthcare Realty Trust, Inc	55,223
3,069		Healthcare Trust of America, Inc	82,740
697		Hersha Hospitality Trust	14,951
647		HFF, Inc (Class A)	22,224
1,796		Highwoods Properties, Inc	91,111
2,629		Hospitality Properties Trust	75,216
12,207		Host Marriott Corp	257,201
692	*	Howard Hughes Corp	91,690
2,438		Hudson Pacific Properties	86,378
1,062		Independence Realty Trust, Inc	10,949
361		Industrial Logistics Properties Trust	8,068
107		Innovative Industrial Properties, Inc	3,918
1,924		Investors Real Estate Trust	10,640
4,609		Invitation Homes, Inc	106,284
4,508		Iron Mountain, Inc	157,825
1,070	*	iStar Financial, Inc	11,545
1,626		JBG SMITH Properties	59,300
145		Jernigan Capital, Inc	2,764
748		Jones Lang LaSalle, Inc	124,161
2,137		Kennedy-Wilson Holdings, Inc	45,198
1,527		Kilroy Realty Corp	115,502
6,452		Kimco Realty Corp	109,619
1,264		Kite Realty Group Trust	21,589
1,299		Lamar Advertising Co	88,735
1,839		LaSalle Hotel Properties	62,949
3,541		Lexington Realty Trust	30,913
2,305		Liberty Property Trust	102,181
715		Life Storage, Inc	69,577

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

612		LTC Properties, Inc	$26,157
2,145		Macerich Co	121,900
1,437		Mack-Cali Realty Corp	29,142
406	*	Marcus & Millichap, Inc	15,838
169	*	Maui Land & Pineapple Co, Inc	1,893
453		MedEquities Realty Trust, Inc	4,992
6,177		Medical Properties Trust, Inc	86,725
1,844		Mid-America Apartment Communities, Inc	185,635
1,089		Monmouth Real Estate Investment Corp (Class A)	18,001
700		National Health Investors, Inc	51,576
2,436		National Retail Properties, Inc	107,087
958		National Storage Affiliates Trust	29,526
1,266		New Senior Investment Group, Inc	9,584
411		Newmark Group, Inc	5,849
280		NexPoint Residential Trust, Inc	7,966
892		NorthStar Realty Europe Corp	12,925
3,138		Omega Healthcare Investors, Inc	97,278
251		One Liberty Properties, Inc	6,629
2,153		Outfront Media, Inc	41,876
3,099		Paramount Group, Inc	47,725
3,211		Park Hotels & Resorts, Inc	98,353
1,101		Pebblebrook Hotel Trust	42,719
1,134		Pennsylvania REIT	12,463
2,932		Physicians Realty Trust	46,736
2,219		Piedmont Office Realty Trust, Inc	44,225
944		Potlatch Corp	48,002
1,193		Preferred Apartment Communities, Inc	20,269
8,766		Prologis, Inc	575,839
358		PS Business Parks, Inc	46,003
2,440		Public Storage, Inc	553,538
754		QTS Realty Trust, Inc	29,783
1,587	*	Quality Care Properties, Inc	34,136
1,201		Ramco-Gershenson Properties	15,865
2,010		Rayonier, Inc	77,767
349		Re/Max Holdings, Inc	18,305
2,208	e	Realogy Holdings Corp	50,342
4,547		Realty Income Corp	244,583
1,597	*,e	Redfin Corp	36,875
2,330		Regency Centers Corp	144,646
1,675		Retail Opportunities Investment Corp	32,093
3,851		Retail Properties of America, Inc	49,216
1,360		Rexford Industrial Realty, Inc	42,690
2,670		RLJ Lodging Trust	58,874
148		RMR Group, Inc	11,611
778		Ryman Hospitality Properties	64,691
2,917		Sabra Healthcare REIT, Inc	63,386
172		Safety Income and Growth, Inc	3,263
177		Saul Centers, Inc	9,484
1,863	*	SBA Communications Corp	307,619
1,303		Select Income REIT	29,278
3,633		Senior Housing Properties Trust	65,721
458		Seritage Growth Properties	19,433
5,060		Simon Property Group, Inc	861,161

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,436		SL Green Realty Corp	$144,361
758	*	Spirit MTA REIT	7,807
7,580		Spirit Realty Capital, Inc	60,867
831	*	St. Joe Co	14,916
1,388		STAG Industrial, Inc	37,795
4,344		Starwood Property Trust, Inc	94,308
3,219		STORE Capital Corp	88,201
93		Stratus Properties, Inc	2,841
2,137		Summit Hotel Properties, Inc	30,580
1,222		Sun Communities, Inc	119,609
3,681		Sunstone Hotel Investors, Inc	61,178
1,459		Tanger Factory Outlet Centers, Inc	34,272
931		Taubman Centers, Inc	54,706
268	*	Tejon Ranch Co	6,512
1,034		Terreno Realty Corp	38,951
721		Tier REIT, Inc	17,145
30	*	Transcontinental Realty Investors, Inc	1,004
568	*	Trinity Place Holdings, Inc	3,720
4,118		UDR, Inc	154,590
435		UMH Properties, Inc	6,677
2,586		Uniti Group, Inc	51,798
198		Universal Health Realty Income Trust	12,668
1,716		Urban Edge Properties	39,245
465		Urstadt Biddle Properties, Inc (Class A)	10,523
5,691		Ventas, Inc	324,102
15,295		VEREIT, Inc	113,795
4,427		VICI Properties, Inc	91,373
2,759		Vornado Realty Trust	203,945
3,960		Washington Prime Group, Inc	32,116
1,207		Washington REIT	36,608
1,872		Weingarten Realty Investors	57,676
5,986		Welltower, Inc	375,262
12,491		Weyerhaeuser Co	455,422
550		Whitestone REIT	6,864
1,596		WP Carey, Inc	105,895
1,682		Xenia Hotels & Resorts, Inc	40,974

		TOTAL REAL ESTATE	17,769,734

RETAILING - 6.3%
426	*	1-800-FLOWERS.COM, Inc (Class A)	5,346
1,334		Aaron’s, Inc	57,962
1,074		Abercrombie & Fitch Co (Class A)	26,292
1,214		Advance Auto Parts, Inc	164,740
6,687	*	Amazon.com, Inc	11,366,562
2,547		American Eagle Outfitters, Inc	59,218
122	*	America’s Car-Mart, Inc	7,552
305	*	Asbury Automotive Group, Inc	20,908
419	*	At Home Group, Inc	16,404
1,001	*	Autonation, Inc	48,629
437	*	AutoZone, Inc	293,196
603	*	Barnes & Noble Education, Inc	3,401
965		Barnes & Noble, Inc	6,128
2,179		Bed Bath & Beyond, Inc	43,417

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,937		Best Buy Co, Inc	$293,621
334	e	Big 5 Sporting Goods Corp	2,538
744	e	Big Lots, Inc	31,084
791	*	Booking Holdings, Inc	1,603,428
865	*	Boot Barn Holdings, Inc	17,949
526	e	Buckle, Inc	14,149
1,083	*	Burlington Stores, Inc	163,024
639		Caleres, Inc	21,975
440	e	Camping World Holdings, Inc	10,991
2,903	*	CarMax, Inc	211,542
458	*	Carvana Co	19,053
368		Cato Corp (Class A)	9,060
2,056		Chico’s FAS, Inc	16,736
288		Children’s Place Retail Stores, Inc	34,790
243		Citi Trends, Inc	6,668
291	*	Conn’s, Inc	9,603
231	*	Container Store Group, Inc	1,943
775		Core-Mark Holding Co, Inc	17,592
1,351		Dick’s Sporting Goods, Inc	47,623
236	e	Dillard’s, Inc (Class A)	22,302
4,462		Dollar General Corp	439,953
3,790	*	Dollar Tree, Inc	322,150
1,032		DSW, Inc (Class A)	26,646
144	*	Duluth Holdings, Inc	3,426
1,964		Expedia, Inc	236,053
1,208	*	Express Parent LLC	11,053
839	*	Five Below, Inc	81,979
613	*	Floor & Decor Holdings, Inc	30,239
1,924		Foot Locker, Inc	101,299
616	*	Francesca’s Holdings Corp	4,651
142	*	Gaia, Inc	2,875
1,573	e	GameStop Corp (Class A)	22,919
3,661		Gap, Inc	118,580
313	*	Genesco, Inc	12,426
2,404		Genuine Parts Co	220,663
1,054	*,e	GNC Holdings, Inc	3,710
324		Group 1 Automotive, Inc	20,412
7,081	*	Groupon, Inc	30,448
904		Guess?, Inc	19,346
286		Haverty Furniture Cos, Inc	6,178
323	*,e	Hibbett Sports, Inc	7,397
18,976		Home Depot, Inc	3,702,218
619	*	Hudson Ltd	10,826
1,819	*	J. Jill, Inc	16,989
6,812	*,e	JC Penney Co, Inc	15,940
247	*	Kirkland’s, Inc	2,875
2,690		Kohl’s Corp	196,101
3,738		L Brands, Inc	137,857
221	*	Lands’ End, Inc	6,166
837	*	Liberty Expedia Holdings, Inc	36,778
1,108	*	Liberty TripAdvisor Holdings, Inc	17,839
367		Lithia Motors, Inc (Class A)	34,707
5,184	*	LKQ Corp	165,370

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,593		Lowe’s Companies, Inc	$1,299,083
442	*,e	Lumber Liquidators, Inc	10,763
4,990		Macy’s, Inc	186,776
389	*	MarineMax, Inc	7,372
1,815	*	Michaels Cos, Inc	34,794
452	e	Monro Muffler, Inc	26,261
539	*	Murphy USA, Inc	40,042
574	*	National Vision Holdings, Inc	20,991
6,853	*	NetFlix, Inc	2,682,470
2,965	*	New York & Co, Inc	15,181
1,826		Nordstrom, Inc	94,550
463		Nutri/System, Inc	17,825
7,986		Office Depot, Inc	20,364
750	*	Ollie’s Bargain Outlet Holdings, Inc	54,375
1,309	*	O’Reilly Automotive, Inc	358,103
263	*	Overstock.com, Inc	8,850
419	*	Party City Holdco, Inc	6,390
554		Penske Auto Group, Inc	25,955
306	e	PetMed Express, Inc	13,479
1,303		Pier 1 Imports, Inc	3,101
7,241	*	Qurate Retail Group, Inc QVC Group	153,654
699		Rent-A-Center, Inc	10,289
337	*	RH	47,079
6,053		Ross Stores, Inc	512,992
2,233	*,e	Sally Beauty Holdings, Inc	35,795
203		Shoe Carnival, Inc	6,587
526	*	Shutterfly, Inc	47,356
961		Signet Jewelers Ltd	53,576
660	*	Sleep Number Corp	19,153
455		Sonic Automotive, Inc (Class A)	9,373
571	*,e	Sportsman’s Warehouse Holdings, Inc	2,924
856		Tailored Brands, Inc	21,845
8,742		Target Corp	665,441
2,104		Tiffany & Co	276,886
528		Tile Shop Holdings, Inc	4,066
297		Tilly’s, Inc	4,500
10,212		TJX Companies, Inc	971,978
1,996		Tractor Supply Co	152,674
1,758	*	TripAdvisor, Inc	97,938
929	*	Ulta Beauty, Inc	216,884
1,237	*	Urban Outfitters, Inc	55,108
908	*	Wayfair, Inc	107,834
1,350	e	Williams-Sonoma, Inc	82,863
37		Winmark Corp	5,493
314	*	Zumiez, Inc	7,866

		TOTAL RETAILING	29,238,374

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
728	*,e	Acacia Communications, Inc	25,342
617	*	Advanced Energy Industries, Inc	35,842
14,728	*	Advanced Micro Devices, Inc	220,773
302	*	Alpha & Omega Semiconductor Ltd	4,300
507	*,e	Ambarella, Inc	19,575

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,455	*	Amkor Technology, Inc	$12,498
6,070		Analog Devices, Inc	582,234
17,224		Applied Materials, Inc	795,577
341	*	Aquantia Corp	3,949
510	*	Axcelis Technologies, Inc	10,098
582	*	AXT, Inc	4,103
7,089		Broadcom, Inc	1,720,075
1,076		Brooks Automation, Inc	35,099
418		Cabot Microelectronics Corp	44,960
1,125	*	Cavium, Inc	97,313
333	*	Ceva, Inc	10,057
1,003	*	Cirrus Logic, Inc	38,445
420		Cohu, Inc	10,294
1,538	*	Cree, Inc	63,935
5,761		Cypress Semiconductor Corp	89,756
584	*	Diodes, Inc	20,130
2,131		Entegris, Inc	72,241
1,340	*	First Solar, Inc	70,564
1,075	*	Formfactor, Inc	14,298
434	*	Ichor Holdings Ltd	9,209
285	*,e	Impinj, Inc	6,301
657	*,e	Inphi Corp	21,425
2,526	*	Integrated Device Technology, Inc	80,529
76,728		Intel Corp	3,814,149
2,671		Kla-Tencor Corp	273,858
981	*	Kopin Corp	2,806
2,721		Lam Research Corp	470,325
1,895	*	Lattice Semiconductor Corp	12,431
627	*,e	MA-COM Technology Solutions	14,446
7,056		Marvell Technology Group Ltd	151,281
4,597		Maxim Integrated Products, Inc	269,660
927	*	MaxLinear, Inc	14,452
3,871		Microchip Technology, Inc	352,067
19,063	*	Micron Technology, Inc	999,664
1,013		MKS Instruments, Inc	96,944
730		Monolithic Power Systems, Inc	97,579
364	*	Nanometrics, Inc	12,889
478	*,e	NeoPhotonics Corp Ltd	2,978
77		NVE Corp	9,377
9,573		NVIDIA Corp	2,267,844
5,663	*	NXP Semiconductors NV	618,796
7,472	*	ON Semiconductor Corp	166,140
409	*	PDF Solutions, Inc	4,900
1,020	*	Photronics, Inc	8,135
446		Power Integrations, Inc	32,580
2,063	*	Qorvo, Inc	165,391
24,219		QUALCOMM, Inc	1,359,170
1,707	*	Rambus, Inc	21,406
488	*	Rudolph Technologies, Inc	14,445
1,008	*	Semtech Corp	47,426
609	*	Sigma Designs, Inc	3,715
654	*	Silicon Laboratories, Inc	65,138
2,993		Skyworks Solutions, Inc	289,273

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

170	*,e	SMART Global Holdings, Inc	$5,418
886	*,e	SunPower Corp	6,796
3,141		Teradyne, Inc	119,578
15,957		Texas Instruments, Inc	1,759,259
789	*	Ultra Clean Holdings	13,097
833	e	Universal Display Corp	71,638
729	*	Veeco Instruments, Inc	10,388
1,813		Versum Materials, Inc	67,353
846	*	Xcerra Corp	11,819
4,149		Xilinx, Inc	270,764
754		Xperi Corp	12,139

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,126,436

SOFTWARE & SERVICES - 15.1%
874	*	2U, Inc	73,031
1,358	*	8x8, Inc	27,228
754	*	A10 Networks, Inc	4,697
10,598		Accenture plc	1,733,727
1,810	*	ACI Worldwide, Inc	44,653
12,400		Activision Blizzard, Inc	946,368
1,208	*	Acxiom Corp	36,180
8,011	*	Adobe Systems, Inc	1,953,162
2,865	*	Akamai Technologies, Inc	209,804
492	*	Alarm.com Holdings, Inc	19,867
829		Alliance Data Systems Corp	193,323
4,916	*	Alphabet, Inc (Class A)	5,551,098
5,011	*	Alphabet, Inc (Class C)	5,590,522
399	*	Altair Engineering, Inc	13,638
470	*	Alteryx, Inc	17,935
273	*	Amber Road, Inc	2,569
2,546		Amdocs Ltd	168,520
370	*	American Software, Inc (Class A)	5,391
1,376	*	Ansys, Inc	239,672
237	*	Appfolio, Inc	14,493
543	*	Apptio, Inc	19,657
1,169	*	Aspen Technology, Inc	108,413
1,474	*	Atlassian Corp plc	92,154
3,666	*	Autodesk, Inc	480,576
7,179		Automatic Data Processing, Inc	962,991
1,669	*	Avaya Holdings Corp	33,514
245	*	Benefitfocus, Inc	8,232
2,278	*	Black Knight, Inc	121,987
741		Blackbaud, Inc	75,915
535	*	Blackline, Inc	23,235
637	*	Blucora, Inc	23,569
2,283		Booz Allen Hamilton Holding Co	99,836
626	*	Bottomline Technologies, Inc	31,194
2,047	*	Box, Inc	51,155
460	*	Brightcove, Inc	4,439
1,930		Broadridge Financial Solutions, Inc	222,143
5,285		CA, Inc	188,410
379	*	CACI International, Inc (Class A)	63,880
4,753	*	Cadence Design Systems, Inc	205,852

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

126	*	Carbon Black, Inc	$3,276
391	*	Carbonite, Inc	13,646
708	*	Cardtronics plc	17,119
253	*	Care.com, Inc	5,283
788	*,e	Cargurus, Inc	27,375
1,131	*	Cars.com, Inc	32,109
185		Cass Information Systems, Inc	12,732
2,269		CDK Global, Inc	147,598
366	*	Ceridian HCM Holding, Inc	12,148
378	*	ChannelAdvisor Corp	5,311
620	*	Cision Ltd	9,269
2,232	*	Citrix Systems, Inc	234,003
1,550	*	Cloudera, Inc	21,142
9,541		Cognizant Technology Solutions Corp (Class A)	753,644
606	*	Commvault Systems, Inc	39,905
3,045	*	Conduent, Inc	55,328
399		ConvergeOne Holdings, Inc	3,747
1,462		Convergys Corp	35,731
807	*	Cornerstone OnDemand, Inc	38,276
857	*	Coupa Software, Inc	53,340
520		CSG Systems International, Inc	21,252
3,255	*	Dell Technologies, Inc-VMware Inc	275,308
157	*,e	Digimarc Corp	4,208
396	*	DocuSign, Inc	20,968
4,799		DXC Technology Co	386,847
15,240	*	eBay, Inc	552,602
387		Ebix, Inc	29,509
291	*	eGain Corp	4,394
4,909	*	Electronic Arts, Inc	692,267
527	*	Ellie Mae, Inc	54,724
895	*	Endurance International Group Holdings, Inc	8,905
665	*	Envestnet, Inc	36,542
818	*	EPAM Systems, Inc	101,702
2,169	*	Etsy, Inc	91,510
781	*	Euronet Worldwide, Inc	65,424
422	*	Everbridge, Inc	20,011
989	*	Everi Holdings, Inc	7,121
941		EVERTEC, Inc	20,561
795	*	Exela Technologies, Inc	3,776
511	*	ExlService Holdings, Inc	28,928
39,116	*	Facebook, Inc	7,601,021
486	*	Fair Isaac Corp	93,954
5,383		Fidelity National Information Services, Inc	570,759
3,709	*	FireEye, Inc	57,082
1,318	*	First American Corp	68,404
8,010	*	First Data Corp	167,649
6,756	*	Fiserv, Inc	500,552
812	*	Five9, Inc	28,071
1,454	*	FleetCor Technologies, Inc	306,285
464	*	ForeScout Technologies, Inc	15,897
2,302	*	Fortinet, Inc	143,714
1,455	*	Gartner, Inc	193,369
2,688		Genpact Ltd	77,764

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,692		Global Payments, Inc	$300,131
1,606	*	Glu Mobile, Inc	10,294
2,415	*	GoDaddy, Inc	170,499
890	*,e	Gogo, Inc	4,325
1,482	*	GrubHub, Inc	155,477
477	*	GTT Communications, Inc	21,465
1,282	*	Guidewire Software, Inc	113,816
450		Hackett Group, Inc	7,231
1,110	*	Hortonworks, Inc	20,224
632	*	HubSpot, Inc	79,253
1,205	*	IAC/InterActiveCorp	183,750
524	*	Imperva, Inc	25,283
513	*	Information Services Group, Inc	2,103
506	*	Instructure, Inc	21,530
319	*	Internap Corp	3,324
15,088		International Business Machines Corp	2,107,794
3,973		Intuit, Inc	811,704
736		j2 Global, Inc	63,745
1,367		Jack Henry & Associates, Inc	178,202
198	*	Leaf Group Ltd	2,148
2,386		Leidos Holdings, Inc	140,774
1,126	*	Limelight Networks, Inc	5,033
325	*	Liquidity Services, Inc	2,129
827	*	Liveperson, Inc	17,450
811		LogMeIn, Inc	83,736
1,102	*	Manhattan Associates, Inc	51,805
349		Mantech International Corp (Class A)	18,720
15,129		MasterCard, Inc (Class A)	2,973,151
831	*,e	Match Group, Inc	32,193
1,014		MAXIMUS, Inc	62,980
1,034	*	Meet Group, Inc	4,632
124,705		Microsoft Corp	12,297,160
147	*	MicroStrategy, Inc (Class A)	18,779
573	*	MINDBODY, Inc	22,118
467	*	Mitek Systems, Inc	4,156
872	*	MobileIron, Inc	3,880
351	*	Model N, Inc	6,529
445	*	MoneyGram International, Inc	2,977
644		Monotype Imaging Holdings, Inc	13,073
713	*	New Relic, Inc	71,721
1,004		NIC, Inc	15,612
4,492	*	Nuance Communications, Inc	62,371
1,701	*	Nutanix, Inc	87,721
1,388	*	Okta, Inc	69,914
469	*	OneSpan, Inc	9,216
47,304		Oracle Corp	2,084,214
5,413	*,e	Pandora Media, Inc	42,654
202	*,e	Park City Group, Inc	1,596
5,370		Paychex, Inc	367,040
764	*	Paycom Software, Inc	75,506
401	*	Paylocity Holding Corp	23,603
19,557	*	PayPal Holdings, Inc	1,628,511
570		Pegasystems, Inc	31,236

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

509	*	Perficient, Inc	$13,422
2,303		Perspecta, Inc	47,327
307	*	Presidio, Inc	4,022
766		Progress Software Corp	29,736
810	*	Proofpoint, Inc	93,401
410	*	PROS Holdings, Inc	14,994
1,957	*	PTC, Inc	183,586
587	*	Q2 Holdings, Inc	33,488
144		QAD, Inc (Class A)	7,222
485	*	Qualys, Inc	40,886
583	*	QuinStreet, Inc	7,404
1,155	*	Quotient Technology, Inc	15,131
578	*	Rapid7, Inc	16,311
1,124	*	RealPage, Inc	61,932
2,897	*	Red Hat, Inc	389,270
138		Reis, Inc	3,008
1,074	*	RingCentral, Inc	75,556
279	*	Rosetta Stone, Inc	4,472
3,993		Sabre Corp	98,388
617	*	SailPoint Technologies Holding, Inc	15,141
11,633	*	salesforce.com, Inc	1,586,741
682		Science Applications International Corp	55,194
96	*,e	SecureWorks Corp	1,195
123	*	SendGrid, Inc	3,262
2,923	*	ServiceNow, Inc	504,130
1,229	*	ServiceSource International LLC	4,842
118	*	ShotSpotter, Inc	4,476
309	*	Shutterstock, Inc	14,665
2,335	*	Splunk, Inc	231,422
256	*	SPS Commerce, Inc	18,811
4,639	*	Square, Inc	285,948
3,316		SS&C Technologies Holdings, Inc	172,100
279	*	Stamps.com, Inc	70,601
580	e	Switch, Inc	7,059
605	*	Sykes Enterprises, Inc	17,412
10,223		Symantec Corp	211,105
2,573	*	Synopsys, Inc	220,172
543		Syntel, Inc	17,425
1,150	*	Tableau Software, Inc	112,413
1,927	*	Take-Two Interactive Software, Inc	228,080
317	*	TechTarget, Inc	9,003
485	*	TeleNav, Inc	2,716
2,058	*	Teradata Corp	82,629
1,823		TiVo Corp	24,519
3,016		Total System Services, Inc	254,912
508	*	Trade Desk, Inc	47,650
1,927		Travelport Worldwide Ltd	35,727
963	*	TrueCar, Inc	9,717
235		TTEC Holdings, Inc	8,119
143	*,e	Tucows, Inc	8,673
1,161	*	Twilio, Inc	65,039
11,820	*	Twitter, Inc	516,179
664	*	Tyler Technologies, Inc	147,474

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

479	*	Ultimate Software Group, Inc	$123,251
769	*,e	Unisys Corp	9,920
106	*	Upland Software, Inc	3,643
446	*	Varonis Systems, Inc	33,227
1,007	*	Verint Systems, Inc	44,660
1,801	*	VeriSign, Inc	247,493
766	*,e	VirnetX Holding Corp	2,604
427	*	Virtusa Corp	20,786
29,439		Visa, Inc (Class A)	3,899,196
1,135	*	VMware, Inc (Class A)	166,811
623	*	Website Pros, Inc	16,105
7,633		Western Union Co	155,179
664	*	WEX, Inc	126,479
2,470	*	Workday, Inc	299,166
379	*	Workiva, Inc	9,248
4,835	*	Worldpay, Inc	395,406
376	*	XO Group, Inc	12,032
1,209	*	Yelp, Inc	47,369
1,309	*	Yext, Inc	25,316
1,663	*	Zendesk, Inc	90,617
820	*	Zillow Group, Inc	48,995
1,956	*	Zillow Group, Inc (Class C)	115,521
803	*	Zix Corp	4,328
218	*,e	Zscaler, Inc	7,794
11,803	*	Zynga, Inc	48,038

		TOTAL SOFTWARE & SERVICES	70,136,871

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
1,699	*,e	3D Systems Corp	23,463
806		Adtran, Inc	11,969
513	*	Aerohive Networks, Inc	2,037
400	*	Agilysys, Inc	6,200
4,875		Amphenol Corp (Class A)	424,856
430	*	Anixter International, Inc	27,219
80,911		Apple, Inc	14,977,435
285	*,e	Applied Optoelectronics, Inc	12,796
978	*	Arista Networks, Inc	251,825
2,818	*	ARRIS International plc	68,886
1,464	*	Arrow Electronics, Inc	110,210
470	*	Avid Technology, Inc	2,444
1,997		Avnet, Inc	85,651
720		AVX Corp	11,282
438		Badger Meter, Inc	19,579
144		Bel Fuse, Inc (Class B)	3,010
636		Belden CDT, Inc	38,872
773		Benchmark Electronics, Inc	22,533
528	*	CalAmp Corp	12,371
643	*	Calix, Inc	5,015
113	*	Casa Systems, Inc	1,845
2,397		CDW Corp	193,654
2,191	*	Ciena Corp	58,083
79,300		Cisco Systems, Inc	3,412,279
153	*	Clearfield, Inc	1,691

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,598		Cognex Corp	$115,897
382	*	Coherent, Inc	59,752
3,172	*	CommScope Holding Co, Inc	92,638
356		Comtech Telecommunications Corp	11,349
375	*	Control4 Corp	9,116
13,392		Corning, Inc	368,414
622	*	Cray, Inc	15,301
485		CTS Corp	17,460
548		Daktronics, Inc	4,663
1,043	e	Diebold, Inc	12,464
400	*	Digi International, Inc	5,280
953		Dolby Laboratories, Inc (Class A)	58,791
250	*,e	Eastman Kodak Co	950
740	*	EchoStar Corp (Class A)	32,856
447	*	Electro Scientific Industries, Inc	7,049
717	*	Electronics for Imaging, Inc	23,346
202	*	ePlus, Inc	19,008
1,698	*	Extreme Networks, Inc	13,516
1,006	*	F5 Networks, Inc	173,485
561	*	Fabrinet	20,695
256	*	FARO Technologies, Inc	13,914
1,732	*	Finisar Corp	31,176
2,680	*	Fitbit, Inc	17,500
2,414		Flir Systems, Inc	125,456
1,256	*	Harmonic, Inc	5,338
25,322		Hewlett Packard Enterprise Co	369,954
26,771		HP, Inc	607,434
909	*	II-VI, Inc	39,496
400	*	Immersion Corp	6,176
2,249	*	Infinera Corp	22,333
554	*	Insight Enterprises, Inc	27,107
539		InterDigital, Inc	43,605
631	*	IPG Photonics Corp	139,218
397	*	Iteris, Inc	1,921
536	*	Itron, Inc	32,187
2,790		Jabil Circuit, Inc	77,171
5,692		Juniper Networks, Inc	156,075
1,292	*	Kemet Corp	31,202
3,258	*	Keysight Technologies, Inc	192,320
411	*	Kimball Electronics, Inc	7,521
1,352	*	Knowles Corp	20,686
254	*	KVH Industries, Inc	3,404
375		Littelfuse, Inc	85,568
1,213	*	Lumentum Holdings, Inc	70,233
509	*,e	Maxwell Technologies, Inc	2,647
49		Mesa Laboratories, Inc	10,343
569		Methode Electronics, Inc	22,931
2,659		Motorola, Inc	309,428
261		MTS Systems Corp	13,742
171	*	Napco Security Technologies, Inc	2,505
1,665		National Instruments Corp	69,897
1,908	*	NCR Corp	57,202
4,378		NetApp, Inc	343,804

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

505	*	Netgear, Inc	$31,563
1,389	*	Netscout Systems, Inc	41,253
105	*	nLight, Inc	3,471
497	*	Novanta, Inc	30,963
2,605	*	Oclaro, Inc	23,263
280	*	OSI Systems, Inc	21,652
1,446	*	Palo Alto Networks, Inc	297,110
291		Park Electrochemical Corp	6,748
196		PC Connection, Inc	6,507
526		Plantronics, Inc	40,108
521	*	Plexus Corp	31,020
2,657	*	Pure Storage, Inc	63,449
326	*	Quantenna Communications, Inc	5,066
704	*	Ribbon Communications, Inc	5,012
281	*	Rogers Corp	31,320
1,157	*	Sanmina Corp	33,900
381	*	Scansource, Inc	15,354
776	*	Stratasys Ltd	14,853
589	*	Super Micro Computer, Inc	13,930
548	*	Synaptics, Inc	27,603
461		SYNNEX Corp	44,491
187		Systemax, Inc	6,420
545	*	Tech Data Corp	44,755
3,952	*	Trimble Navigation Ltd	129,784
1,439	*	TTM Technologies, Inc	25,370
362	*,e	Ubiquiti Networks, Inc	30,669
591	*	USA Technologies, Inc	8,274
1,742	*	VeriFone Systems, Inc	39,752
830	*,e	Viasat, Inc	54,548
3,584	*	Viavi Solutions, Inc	36,700
2,099		Vishay Intertechnology, Inc	48,697
161	*	Vishay Precision Group, Inc	6,142
5,010		Western Digital Corp	387,824
3,647		Xerox Corp	87,528
924	*	Zebra Technologies Corp (Class A)	132,363

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	25,634,191

TELECOMMUNICATION SERVICES - 1.8%
119,499		AT&T, Inc	3,837,113
110		ATN International, Inc	5,805
1,215	*	Boingo Wireless, Inc	27,447
16,015		CenturyLink, Inc	298,520
645	*	Cincinnati Bell, Inc	10,126
635		Cogent Communications Group, Inc	33,909
1,064		Consolidated Communications Holdings, Inc	13,151
1,231	e	Frontier Communications Corp	6,598
126	*	Hawaiian Telcom Holdco, Inc	3,644
666	*,e	Intelsat S.A.	11,095
1,269	*	Iridium Communications, Inc	20,431
1,450	*	NII Holdings, Inc	5,655
259	*	Ooma, Inc	3,665
1,000	*	Orbcomm, Inc	10,100
184	*	pdvWireless, Inc	4,591

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

728		Shenandoah Telecom Co	$23,806
309		Spok Holdings, Inc	4,650
9,867	*,e	Sprint Corp	53,676
1,512		Telephone & Data Systems, Inc	41,459
5,007	*	T-Mobile US, Inc	299,168
247	*	US Cellular Corp	9,149
67,977		Verizon Communications, Inc	3,419,923
4,303	*	Vonage Holdings Corp	55,466
586	*,e	Windstream Holdings, Inc	3,088
3,200	*	Zayo Group Holdings, Inc	116,736

		TOTAL TELECOMMUNICATION SERVICES	8,318,971

TRANSPORTATION - 2.0%
818	*	Air Transport Services Group, Inc	18,479
2,129		Alaska Air Group, Inc	128,570
203		Allegiant Travel Co	28,207
123		Amerco, Inc	43,806
6,977		American Airlines Group, Inc	264,847
378		Arkansas Best Corp	17,275
363	*	Atlas Air Worldwide Holdings, Inc	26,027
1,153	*	Avis Budget Group, Inc	37,473
2,375		CH Robinson Worldwide, Inc	198,693
512		Copa Holdings S.A. (Class A)	48,445
542		Costamare, Inc	4,325
185	*	Covenant Transportation Group, Inc	5,828
13,565		CSX Corp	865,176
306	*	Daseke, Inc	3,039
10,586		Delta Air Lines, Inc	524,430
609	*	Eagle Bulk Shipping, Inc	3,313
427	*	Echo Global Logistics, Inc	12,490
2,887		Expeditors International of Washington, Inc	211,040
4,074		FedEx Corp	925,042
466		Forward Air Corp	27,531
127	*	Genco Shipping & Trading Ltd	1,968
1,141	*	Genesee & Wyoming, Inc (Class A)	92,786
828		Hawaiian Holdings, Inc	29,767
728		Heartland Express, Inc	13,504
866	*	Hertz Global Holdings, Inc	13,284
505	*	Hub Group, Inc (Class A)	25,149
1,477		JB Hunt Transport Services, Inc	179,529
5,176	*	JetBlue Airways Corp	98,240
1,654		Kansas City Southern Industries, Inc	175,258
947	*	Kirby Corp	79,169
2,000		Knight-Swift Transportation Holdings, Inc	76,420
719		Landstar System, Inc	78,515
1,216		Macquarie Infrastructure Co LLC	51,315
531		Marten Transport Ltd	12,452
668		Matson, Inc	25,638
4,620		Norfolk Southern Corp	697,019
1,051		Old Dominion Freight Line	156,557
310	*	PAM Transportation Services, Inc	14,561
124		Park-Ohio Holdings Corp	4,625
580	*	Radiant Logistics, Inc	2,268

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

883		Ryder System, Inc	$63,452
780	*	Safe Bulkers, Inc	2,652
390	*	Saia, Inc	31,532
932		Schneider National, Inc	25,639
934		Scorpio Bulkers, Inc	6,631
802		Skywest, Inc	41,624
8,950		Southwest Airlines Co	455,376
1,133	*	Spirit Airlines, Inc	41,185
12,547		Union Pacific Corp	1,777,659
4,047	*	United Continental Holdings, Inc	282,197
11,392		United Parcel Service, Inc (Class B)	1,210,172
122		Universal Truckload Services, Inc	3,203
669	*	USA Truck, Inc	15,701
701		Werner Enterprises, Inc	26,323
1,949	*	XPO Logistics, Inc	195,251
521	*	YRC Worldwide, Inc	5,236

		TOTAL TRANSPORTATION	9,405,893

UTILITIES - 2.9%
11,476		AES Corp	153,893
892		Allete, Inc	69,050
3,794		Alliant Energy Corp	160,562
4,027		Ameren Corp	245,043
8,083		American Electric Power Co, Inc	559,748
819		American States Water Co	46,814
2,880		American Water Works Co, Inc	245,894
3,091		Aqua America, Inc	108,741
177	*	AquaVenture Holdings Ltd	2,758
111		Artesian Resources Corp	4,303
1,866	*,e	Atlantic Power Corp	4,105
1,817		Atmos Energy Corp	163,784
1,049		Avangrid, Inc	55,524
1,326		Avista Corp	69,827
832		Black Hills Corp	50,927
324	*,e	Cadiz, Inc	4,244
747		California Water Service Group	29,096
6,767		Centerpoint Energy, Inc	187,514
244		Chesapeake Utilities Corp	19,508
4,698		CMS Energy Corp	222,121
165		Connecticut Water Service, Inc	10,778
5,107		Consolidated Edison, Inc	398,244
420		Consolidated Water Co, Inc	5,418
10,441		Dominion Resources, Inc	711,867
2,842		DTE Energy Co	294,516
11,526		Duke Energy Corp	911,476
5,084		Edison International	321,665
767		El Paso Electric Co	45,330
2,999		Entergy Corp	242,289
4,614		Evergy, Inc	259,076
5,173		Eversource Energy	303,190
15,930		Exelon Corp	678,618
7,682		FirstEnergy Corp	275,861
133		Global Water Resources, Inc	1,250

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,875		Hawaiian Electric Industries, Inc	$64,312
864		Idacorp, Inc	79,695
3,502		MDU Resources Group, Inc	100,437
640		MGE Energy, Inc	40,352
240		Middlesex Water Co	10,121
1,346		National Fuel Gas Co	71,284
1,312		New Jersey Resources Corp	58,712
7,765		NextEra Energy, Inc	1,296,988
5,689		NiSource, Inc	149,507
445		Northwest Natural Gas Co	28,391
871		NorthWestern Corp	49,865
5,571		NRG Energy, Inc	171,030
545		NRG Yield, Inc (Class A)	9,292
1,281		NRG Yield, Inc (Class C)	22,033
3,602		OGE Energy Corp	126,826
811		ONE Gas, Inc	60,614
751		Ormat Technologies, Inc	39,946
743		Otter Tail Corp	35,367
1,257		Pattern Energy Group, Inc	23,569
8,339		PG&E Corp	354,908
1,858		Pinnacle West Capital Corp	149,680
1,320		PNM Resources, Inc	51,348
1,479		Portland General Electric Co	63,242
11,252		PPL Corp	321,245
8,222		Public Service Enterprise Group, Inc	445,139
250	*	Pure Cycle Corp	2,387
105		RGC Resources, Inc	3,064
2,297		SCANA Corp	88,480
4,248		Sempra Energy	493,235
254		SJW Corp	16,820
1,236		South Jersey Industries, Inc	41,369
16,303		Southern Co	754,992
699		Southwest Gas Corp	53,313
162	e	Spark Energy, Inc	1,580
732		Spire, Inc	51,716
2,000		TerraForm Power, Inc	23,400
2,984		UGI Corp	155,377
217		Unitil Corp	11,076
1,461		Vectren Corp	104,388
6,610		Vistra Energy Corp	156,393
557	*,e	Vivint Solar, Inc	2,757
5,177		WEC Energy Group, Inc	334,693
874		WGL Holdings, Inc	77,568
8,216		Xcel Energy, Inc	375,307
203		York Water Co	6,455

		TOTAL UTILITIES	13,441,307

		TOTAL COMMON STOCKS	460,517,366

		(Cost $223,875,967)

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	†,m	Forest Laboratories, Inc CVR			$112
145	m	Tobira Therapeutics, Inc			9

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			121

		TOTAL RIGHTS / WARRANTS			121

		(Cost $9)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.8%
$ 3,350,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	3,350,000

		TOTAL GOVERNMENT AGENCY DEBT			3,350,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
3,870,014	c	State Street Navigator Securities Lending Government Money Market Portfolio			3,870,014

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,870,014

		TOTAL SHORT-TERM INVESTMENTS			7,220,014

		(Cost $7,219,862)
		TOTAL INVESTMENTS - 100.8%			467,737,501
		(Cost $231,095,838)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(3,695,787)

		NET ASSETS - 100.0%			$464,041,714

Abbreviation(s):

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,739,346.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of June 30, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	24	9/21/18	$3,310,873	$3,265,920	$(44,953)

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

ARGENTINA - 0.6%
4,427		Grupo Financiero Galicia S.A. (ADR) (Class B)	$146,003
36,342		Grupo Supervielle S.A. (ADR)	384,498
13,108	*	Loma Negra Cia Industrial Argentina S.A. (ADR)	134,488

		TOTAL ARGENTINA	664,989

AUSTRIA - 0.8%
34,402		Wienerberger AG.	858,112

		TOTAL AUSTRIA	858,112

CHINA - 0.7%
2,025	*	Alibaba Group Holding Ltd (ADR)	375,698
8,220		Tencent Holdings Ltd	412,771

		TOTAL CHINA	788,469

DENMARK - 1.6%
21,500		DSV AS	1,730,787

		TOTAL DENMARK	1,730,787

FRANCE - 17.9%
99,695		Accor S.A.	4,882,653
2,232		Airbus SE	260,463
57,649	e,g	ALD S.A.	981,819
94,886		Credit Agricole S.A.	1,259,376
790		Essilor International S.A.	111,387
5,953		Kering	3,353,322
17,582		Nexity	1,109,968
40,058		Schneider Electric S.A.	3,331,493
24,097		Valeo S.A.	1,313,855
28,899		Vinci S.A.	2,774,047

		TOTAL FRANCE	19,378,383

GERMANY - 19.1%
23,824		Bayerische Motoren Werke AG.	2,153,509
6,763		Continental AG.	1,539,108
52,509		Daimler AG. (Registered)	3,363,575
41,674		Lanxess AG.	3,239,980
28,721		Linde AG. (Tender)	6,823,501
513	*	Puma SE	300,140
1,450		Siemens AG.	191,046
141,166		TUI AG. (DI)	3,087,583

		TOTAL GERMANY	20,698,442

HONG KONG - 1.2%
45,183		Melco Crown Entertainment Ltd (ADR)	1,265,124

		TOTAL HONG KONG	1,265,124

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDIA - 8.8%
63,955		Asian Paints Ltd	$1,180,500
3,252		Eicher Motors Ltd	1,356,070
73,124		HDFC Bank Ltd	2,252,560
109,692		Housing Development Finance Corp	3,056,522
60,130		IndusInd Bank Ltd	1,697,328

		TOTAL INDIA	9,542,980

ITALY - 7.3%
158,874		Mediobanca S.p.A.	1,469,589
35,116		Moncler S.p.A	1,593,389
238,659		Prada S.p.A	1,099,590
225,624		UniCredit S.p.A.	3,739,582

		TOTAL ITALY	7,902,150

JAPAN - 18.7%
12,460	e	Dentsu, Inc	589,830
271,257		Hitachi Ltd	1,911,001
49,985		Ishikawajima-Harima Heavy Industries Co Ltd	1,738,678
217,608		JX Holdings, Inc	1,509,716
63,629		Komatsu Ltd	1,811,426
19,211		Konami Corp	976,143
14,600		Murata Manufacturing Co Ltd	2,450,994
3,866		Nintendo Co Ltd	1,261,975
7,928		Shin-Etsu Chemical Co Ltd	704,549
71,049		Sony Corp	3,638,728
55,602		Toyota Motor Corp	3,595,724

		TOTAL JAPAN	20,188,764

KOREA, REPUBLIC OF - 0.4%
2,325		Samsung SDI Co Ltd	445,954

		TOTAL KOREA, REPUBLIC OF	445,954

NETHERLANDS - 0.4%
3,725		Heineken NV	373,202

		TOTAL NETHERLANDS	373,202

RUSSIA - 0.4%
30,420		Sberbank of Russian Federation (ADR)	435,143

		TOTAL RUSSIA	435,143

SPAIN - 0.2%
12,627	e	Siemens Gamesa Renewable Energy	168,787

		TOTAL SPAIN	168,787

SWEDEN - 1.2%
8,403		Atlas Copco AB (A Shares)	243,355
44,132		Electrolux AB (Series B)	1,001,514

		TOTAL SWEDEN	1,244,869

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

SWITZERLAND - 5.5%
762		Burckhardt Compression Holding AG.			$270,312
300,954		Credit Suisse Group			4,500,184
625		Geberit AG.			267,602
5,732		Vifor Pharma AG.			914,332

		TOTAL SWITZERLAND			5,952,430

UNITED KINGDOM - 14.2%
181,039		CNH Industrial NV			1,912,402
18,897		Experian Group Ltd			466,163
5,339,363		Lloyds TSB Group plc			4,430,158
11,378		Reckitt Benckiser Group plc			934,871
1,377,138		Tesco plc			4,659,677
157,859		Travis Perkins plc			2,958,070

		TOTAL UNITED KINGDOM			15,361,341

		TOTAL COMMON STOCKS			106,999,926

		(Cost $102,227,213)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.7%
$ 800,000		Federal Home Loan Bank (FHLB)	1.630%	07/02/18	800,000

		TOTAL GOVERNMENT AGENCY DEBT			800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
1,696,322	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,696,322

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,696,322

		TOTAL SHORT-TERM INVESTMENTS			2,496,322

		(Cost $2,496,286)
		TOTAL INVESTMENTS - 101.3%			109,496,248
		(Cost $104,723,499)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(1,368,088)

		NET ASSETS - 100.0%			$108,128,160

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,620,006.

g

Security is exempt from registration under Rule 144(A) of the securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities amounted $981,819 or 0.9% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2018

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$32,777,643	30.3%
FINANCIALS	23,370,943	21.6
INDUSTRIALS	20,462,521	18.9
MATERIALS	12,941,131	12.0
INFORMATION TECHNOLOGY	7,834,536	7.3
CONSUMER STAPLES	5,967,750	5.5
ENERGY	1,509,715	1.4
REAL ESTATE	1,109,968	1.0
HEALTH CARE	1,025,719	1.0
SHORT-TERM INVESTMENTS	2,496,322	2.3
OTHER ASSETS & LIABILITIES, NET	(1,368,088)	(1.3)

NET ASSETS	$108,128,160	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.6%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 72,351	i	ProQuest LLC	LIBOR 1 M + 3.750%	5.840%	10/24/21	$72,623

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				72,623

CONSUMER SERVICES - 0.1%
73,736	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	5.840	07/28/22	72,538
97,515	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	6.080	08/12/22	97,149

		TOTAL CONSUMER SERVICES				169,687

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.466	12/31/21	16,575

		TOTAL ENERGY				16,575

FOOD, BEVERAGE & TOBACCO - 0.0%
29,404	i	Hostess Brands LLC	LIBOR 1 M + 2.250%	4.340	08/03/22	29,183

		TOTAL FOOD, BEVERAGE & TOBACCO				29,183

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
96,180	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	4.840	06/24/21	96,318
47,190	i	Greatbatch Ltd	LIBOR 1 M + 3.250%	5.300	10/27/22	47,240

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				143,558

MATERIALS - 0.0%
24,061	i	Plaze, Inc	LIBOR 3 M + 3.500%	5.810	07/29/22	24,081

		TOTAL MATERIALS				24,081

MEDIA - 0.1%
97,267	i	CDS US Intermediate Holdings, Inc	LIBOR 1 M + 3.750%	5.840	07/08/22	96,416

		TOTAL MEDIA				96,416

SOFTWARE & SERVICES - 0.3%
37,220	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.340	11/29/24	36,925
461,530	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.340	11/29/24	457,875

		TOTAL SOFTWARE & SERVICES				494,800

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
64,562	i	Sensata Technologies BV	LIBOR 1 M + 1.750%	3.800	10/14/21	64,549

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				64,549

		TOTAL BANK LOAN OBLIGATIONS				1,111,472

		(Cost $1,110,477)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 92.3%

CORPORATE BONDS - 37.0%

AUTOMOBILES & COMPONENTS - 0.5%
$ 125,000		Aptiv plc	3.150%	11/19/20	$124,087
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	101,500
200,000		General Motors Co	4.200	10/01/27	191,644
125,000		General Motors Co	5.200	04/01/45	114,648
200,000	g	Hyundai Capital America	3.250	09/20/22	194,510
175,000		Magna International, Inc	3.625	06/15/24	174,505

		TOTAL AUTOMOBILES & COMPONENTS			900,894

BANKS - 6.9%
200,000	g	ADCB Finance Cayman Ltd	4.000	03/29/23	199,130
200,000	g	Akbank TAS	7.200	03/16/27	180,572
200,000	g	Banco del Estado de Chile	2.668	01/08/21	194,500
200,000	g	Banco General S.A.	4.125	08/07/27	187,140
200,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	189,440
200,000		Banco Santander S.A.	3.125	02/23/23	189,720
200,000		Banco Santander S.A.	3.800	02/23/28	182,604
300,000		Bank of America Corp	2.151	11/09/20	293,204
200,000		Bank of America Corp	3.875	08/01/25	198,938
300,000		Bank of America Corp	3.248	10/21/27	279,480
125,000		Bank of America Corp	3.419	12/20/28	117,662
100,000		Bank of Montreal	3.803	12/15/32	92,631
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	223,232
200,000		Barclays plc	4.338	05/16/24	197,462
125,000		Barclays plc	3.650	03/16/25	117,052
100,000	g	BNP Paribas S.A.	4.375	03/01/33	93,783
100,000	g	BPCE S.A.	3.000	05/22/22	96,620
250,000		Branch Banking & Trust Co	2.300	10/15/18	249,854
175,000		Capital One Bank USA NA	2.650	08/08/22	167,869
60,000		Capital One Bank USA NA	3.375	02/15/23	58,425
750,000		Citigroup, Inc	3.200	10/21/26	697,843
175,000		Citigroup, Inc	4.300	11/20/26	170,704
200,000		Citigroup, Inc	3.668	07/24/28	190,139
100,000		Citizens Bank NA	2.650	05/26/22	96,674
125,000		Compass Bank	2.875	06/29/22	120,637
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	245,478
325,000		Cooperatieve Rabobank UA	3.750	07/21/26	304,140
100,000	g	Credit Agricole S.A.	2.500	04/15/19	99,783
250,000	g	Credit Agricole S.A.	3.750	04/24/23	244,855
150,000	g	Credit Agricole S.A.	3.250	10/04/24	141,194
200,000	g	DBS Group Holdings Ltd	4.520	12/11/28	201,470
175,000		Deutsche Bank AG.	3.950	02/27/23	167,981
125,000		Discover Bank	3.200	08/09/21	123,567
200,000	g	Export Credit Bank of Turkey	5.375	10/24/23	181,425
150,000	g	HSBC Bank plc	4.125	08/12/20	152,721
100,000		HSBC Holdings plc	3.262	03/13/23	97,938
200,000		HSBC Holdings plc	3.033	11/22/23	192,987
200,000		HSBC Holdings plc	3.950	05/18/24	199,444

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000		HSBC Holdings plc		4.375%	11/23/26	$196,876
200,000		HSBC Holdings plc		4.041	03/13/28	194,089
250,000		Huntington National Bank		2.500	08/07/22	240,859
375,000		JPMorgan Chase & Co		2.750	06/23/20	371,651
325,000		JPMorgan Chase & Co		2.295	08/15/21	313,960
200,000		JPMorgan Chase & Co		2.776	04/25/23	193,992
150,000		JPMorgan Chase & Co		2.700	05/18/23	143,950
350,000		JPMorgan Chase & Co		3.200	06/15/26	330,841
175,000		JPMorgan Chase & Co		2.950	10/01/26	162,498
100,000		JPMorgan Chase & Co		3.882	07/24/38	92,466
80,000		KeyBank NA		2.500	12/15/19	79,368
100,000	g	Macquarie Bank Ltd		2.600	06/24/19	99,695
225,000		Manufacturers & Traders Trust Co		2.100	02/06/20	221,454
350,000		PNC Bank NA		2.600	07/21/20	345,758
250,000		PNC Bank NA		2.450	11/05/20	245,702
150,000		PNC Bank NA		2.700	11/01/22	144,147
200,000		Santander Holdings USA, Inc		3.400	01/18/23	193,041
100,000		Santander Holdings USA, Inc		4.400	07/13/27	95,865
100,000		Santander UK Group Holdings plc		3.571	01/10/23	97,251
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	295,164
75,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	75,001
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	148,286
250,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	248,254
250,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	241,392
125,000		SunTrust Banks, Inc		2.900	03/03/21	123,461
100,000		SunTrust Banks, Inc		2.750	05/01/23	96,553
125,000		SunTrust Banks, Inc		4.000	05/01/25	125,573
250,000		Toronto-Dominion Bank		1.850	09/11/20	243,458
100,000		Toronto-Dominion Bank		3.625	09/15/31	94,062
200,000	g	Turkiye Is Bankasi		5.500	04/21/22	183,934
200,000	g	UBS AG.		2.450	12/01/20	195,396
125,000		UnionBanCal Corp		3.500	06/18/22	124,632
200,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.842	04/23/21	200,341
150,000		Westpac Banking Corp		4.322	11/23/31	144,476

		TOTAL BANKS				13,441,744

CAPITAL GOODS - 0.9%
50,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	51,500
150,000		General Electric Co		4.125	10/09/42	139,206
175,000		Lockheed Martin Corp		2.500	11/23/20	172,625
100,000		Lockheed Martin Corp		3.550	01/15/26	98,382
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	148,473
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	197,567
100,000		Mosaic Co		4.050	11/15/27	95,527
175,000		Rockwell Collins, Inc		3.500	03/15/27	166,756
100,000	g	Stena AB		7.000	02/01/24	92,000
100,000		Textron, Inc		3.875	03/01/25	98,784
325,000		Timken Co		3.875	09/01/24	321,461
150,000		United Technologies Corp		3.750	11/01/46	131,209

		TOTAL CAPITAL GOODS				1,713,490

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
100,000		RELX Capital, Inc		3.500	03/16/23	98,909

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 350,000		Republic Services, Inc	3.550%	06/01/22	$352,145
290,000		Republic Services, Inc	2.900	07/01/26	269,211
75,000		United Rentals North America, Inc	5.500	07/15/25	75,563
175,000		Waste Management, Inc	3.150	11/15/27	164,261
50,000		Waste Management, Inc	3.900	03/01/35	48,598
50,000		Waste Management, Inc	4.100	03/01/45	49,207

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,057,894

CONSUMER DURABLES & APPAREL - 0.1%
175,000		Newell Rubbermaid, Inc	4.200	04/01/26	169,004

		TOTAL CONSUMER DURABLES & APPAREL			169,004

CONSUMER SERVICES - 0.1%
100,000		ADT Corp	6.250	10/15/21	103,500
60,000	g	Boyd Gaming Corp	6.000	08/15/26	59,175
70,000		Speedway Motorsports, Inc	5.125	02/01/23	68,425

		TOTAL CONSUMER SERVICES			231,100

DIVERSIFIED FINANCIALS - 3.3%
150,000		AerCap Ireland Capital DAC	4.125	07/03/23	149,143
200,000		American Express Co	2.500	08/01/22	191,734
50,000		American Express Credit Corp	2.700	03/03/22	48,909
50,000		Bank of New York Mellon Corp	5.450	05/15/19	51,159
125,000		Berkshire Hathaway, Inc	3.125	03/15/26	120,397
200,000	g	Credit Suisse Group AG.	2.997	12/14/23	191,269
200,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	197,408
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	144,223
200,000		Ford Motor Credit Co LLC	3.339	03/28/22	195,698
100,000		GE Capital International Funding Co	4.418	11/15/35	96,818
125,000		General Motors Financial Co, Inc	3.950	04/13/24	122,278
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	289,620
125,000		Goldman Sachs Group, Inc	3.272	09/29/25	118,752
150,000		Goldman Sachs Group, Inc	3.691	06/05/28	142,144
100,000		Goldman Sachs Group, Inc	4.017	10/31/38	91,053
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	123,928
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	204,202
100,000		Icahn Enterprises LP	6.250	02/01/22	102,000
250,000	g	ICICI Bank Ltd	3.800	12/14/27	228,998
100,000		International Lease Finance Corp	5.875	08/15/22	106,021
50,000		Jefferies Group LLC	4.150	01/23/30	44,101
100,000		Legg Mason, Inc	2.700	07/15/19	99,704
100,000		Legg Mason, Inc	3.950	07/15/24	99,046
175,000		Morgan Stanley	2.750	05/19/22	169,484
250,000		Morgan Stanley	3.737	04/24/24	248,421
450,000		Morgan Stanley	3.125	07/27/26	418,454
150,000		Morgan Stanley	3.625	01/20/27	144,311
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	51,280
100,000	g	Quicken Loans, Inc	5.250	01/15/28	92,230
125,000		Raymond James Financial, Inc	4.950	07/15/46	127,018
50,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	45,803
125,000		TD Ameritrade Holding Corp	3.300	04/01/27	119,230
150,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	148,412
200,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	192,629

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 175,000		Unilever Capital Corp	2.900%	05/05/27	$165,628
1,125,000		Wells Fargo & Co	2.625	07/22/22	1,083,673
325,000		Wells Fargo & Co	3.584	05/22/28	311,273

		TOTAL DIVERSIFIED FINANCIALS			6,476,451

ENERGY - 4.1%
200,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	184,839
100,000		Anadarko Petroleum Corp	5.550	03/15/26	107,139
25,000		Anadarko Petroleum Corp	4.500	07/15/44	23,263
100,000		Andeavor Logistics LP	4.250	12/01/27	96,207
100,000		Andeavor Logistics LP	5.200	12/01/47	96,381
100,000	g	APT Pipelines Ltd	4.250	07/15/27	97,984
300,000		BP Capital Markets plc	2.315	02/13/20	297,111
100,000		BP Capital Markets plc	2.520	09/19/22	96,440
125,000		BP Capital Markets plc	3.279	09/19/27	120,130
150,000		Canadian Natural Resources Ltd	4.950	06/01/47	154,695
125,000		Cenovus Energy, Inc	5.400	06/15/47	122,284
100,000		Cimarex Energy Co	3.900	05/15/27	95,985
125,000		Concho Resources, Inc	3.750	10/01/27	120,067
125,000		Continental Resources, Inc	3.800	06/01/24	121,893
50,000		Ecopetrol S.A.	5.875	09/18/23	53,000
100,000		Enbridge, Inc	3.700	07/15/27	94,725
150,000		Energy Transfer Partners LP	4.750	01/15/26	148,578
150,000		Energy Transfer Partners LP	4.950	06/15/28	149,476
100,000		Enterprise Products Operating LLC	3.700	02/15/26	97,681
75,000		Enterprise Products Operating LLC	4.450	02/15/43	70,527
50,000		Enterprise Products Operating LLC	4.850	03/15/44	49,736
100,000		Enterprise Products Operating LLC	4.250	02/15/48	92,965
17,000	g	EP Energy LLC	9.375	05/01/24	13,940
50,000		EQT Midstream Partners LP	4.125	12/01/26	46,064
75,000		Exterran Partners LP	6.000	10/01/22	74,250
200,000		Exxon Mobil Corp	2.222	03/01/21	196,305
125,000		Genesis Energy LP	6.250	05/15/26	117,812
100,000		HollyFrontier Corp	5.875	04/01/26	107,754
100,000		Husky Energy, Inc	3.950	04/15/22	100,721
175,000		Kinder Morgan, Inc	4.300	03/01/28	169,543
150,000		Marathon Oil Corp	2.700	06/01/20	147,725
25,000		Marathon Oil Corp	5.200	06/01/45	26,300
175,000		MPLX LP	4.125	03/01/27	166,873
125,000		MPLX LP	4.000	03/15/28	118,892
125,000		MPLX LP	4.500	04/15/38	115,380
125,000		MPLX LP	4.700	04/15/48	115,991
150,000		Noble Energy, Inc	3.850	01/15/28	143,289
150,000		Noble Energy, Inc	5.050	11/15/44	149,792
200,000		ONE Gas, Inc	2.070	02/01/19	199,300
100,000		ONE Gas, Inc	3.610	02/01/24	99,372
100,000		ONEOK, Inc	4.000	07/13/27	96,724
125,000	h	ONEOK, Inc	4.550	07/15/28	126,049
200,000	g	Peru LNG Srl	5.375	03/22/30	198,000
100,000	g	Petrobras Global Finance BV	5.999	01/27/28	90,500
50,000		Petrobras Global Finance BV	7.250	03/17/44	46,250
75,000		Petroleos Mexicanos	6.375	02/04/21	78,937
150,000		Petroleos Mexicanos	3.500	01/30/23	142,000

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 80,000		Petroleos Mexicanos	4.250%	01/15/25	$74,800
150,000		Petroleos Mexicanos	6.500	03/13/27	153,450
100,000	g	Petroleos Mexicanos	5.350	02/12/28	94,400
100,000	g	Petroleos Mexicanos	6.350	02/12/48	90,500
175,000		Phillips 66 Partners LP	3.550	10/01/26	163,588
100,000		Phillips 66 Partners LP	4.900	10/01/46	95,777
45,000		Pioneer Natural Resources Co	7.500	01/15/20	47,854
150,000		Pioneer Natural Resources Co	3.450	01/15/21	150,309
125,000		Pioneer Natural Resources Co	4.450	01/15/26	128,495
250,000	g	Reliance Industries Ltd	3.667	11/30/27	229,533
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	168,224
75,000		Shell International Finance BV	2.375	08/21/22	72,546
75,000		Shell International Finance BV	4.000	05/10/46	72,575
200,000		Statoil ASA	2.450	01/17/23	192,886
50,000		Suncor Energy, Inc	4.000	11/15/47	46,657
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	116,767
50,000	g	Sunoco LP	4.875	01/15/23	48,000
25,000	g	Targa Resources Partners LP	5.875	04/15/26	25,188
10,000		Tesoro Logistics LP	6.375	05/01/24	10,675
40,000	g	USA Compression Partners LP	6.875	04/01/26	41,400
25,000		Vale Overseas Ltd	6.875	11/21/36	28,068
125,000		Valero Energy Partners LP	4.500	03/15/28	122,846
150,000		Western Gas Partners LP	3.950	06/01/25	141,419
50,000		Western Gas Partners LP	4.650	07/01/26	49,103
25,000	g	Whiting Petroleum Corp	6.625	01/15/26	25,781
75,000		Williams Partners LP	3.600	03/15/22	74,614
75,000		Williams Partners LP	4.900	01/15/45	71,594
150,000	g	YPF S.A.	6.950	07/21/27	128,625

		TOTAL ENERGY			8,044,543

FOOD & STAPLES RETAILING - 0.8%
100,000		Albertsons Cos LLC	6.625	06/15/24	94,250
175,000		CVS Health Corp	3.700	03/09/23	173,218
275,000		CVS Health Corp	2.875	06/01/26	250,236
350,000		CVS Health Corp	4.300	03/25/28	345,107
400,000		CVS Health Corp	4.780	03/25/38	395,383
140,000		Ingles Markets, Inc	5.750	06/15/23	137,900
100,000		Kroger Co	3.700	08/01/27	95,058
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	93,269

		TOTAL FOOD & STAPLES RETAILING			1,584,421

FOOD, BEVERAGE & TOBACCO - 1.1%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	246,502
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	148,698
300,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	293,786
100,000		Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	99,728
125,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	122,564
250,000	g	BAT Capital Corp	3.557	08/15/27	232,511
100,000		Constellation Brands, Inc	3.600	02/15/28	94,480
200,000		Diageo Capital plc	3.500	09/18/23	200,606
200,000		Diageo Capital plc	3.875	05/18/28	201,597
150,000	g	Heineken NV	3.500	01/29/28	144,294
100,000	g	Heineken NV	4.350	03/29/47	98,717

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 175,000		Mondelez International, Inc	4.125%	05/07/28	$173,435
100,000		Tyson Foods, Inc	3.550	06/02/27	94,571

		TOTAL FOOD, BEVERAGE & TOBACCO			2,151,489

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
150,000		Anthem, Inc	3.650	12/01/27	142,038
250,000		Becton Dickinson and Co	3.700	06/06/27	236,373
75,000		Cardinal Health, Inc	3.410	06/15/27	68,892
100,000		Covidien International Finance S.A.	3.200	06/15/22	99,233
150,000		Express Scripts Holding Co	3.400	03/01/27	137,005
30,000		LifePoint Health, Inc	5.375	05/01/24	28,875
75,000		Medtronic, Inc	4.625	03/15/45	79,439
175,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	161,610
50,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	46,726
100,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	99,253
55,000		Zimmer Holdings, Inc	3.550	04/01/25	52,340

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,151,784

INSURANCE - 1.5%
100,000		ACE INA Holdings, Inc	2.875	11/03/22	98,223
100,000		Allstate Corp	3.280	12/15/26	96,030
100,000		Allstate Corp	5.750	08/15/53	102,750
100,000		American Financial Group, Inc	3.500	08/15/26	93,802
90,000		American International Group, Inc	3.750	07/10/25	86,865
125,000		American International Group, Inc	3.900	04/01/26	120,848
175,000		Aon plc	3.500	06/14/24	170,159
200,000		Children’s Hospital Medic	4.268	05/15/44	206,788
100,000		CNA Financial Corp	3.950	05/15/24	99,944
100,000		CNA Financial Corp	3.450	08/15/27	92,609
100,000		Hartford Financial Services Group, Inc	4.300	04/15/43	94,398
100,000		Humana, Inc	3.950	03/15/27	98,301
100,000		Lincoln National Corp	3.800	03/01/28	95,514
100,000		Markel Corp	3.500	11/01/27	92,785
100,000		MetLife, Inc	3.600	11/13/25	98,574
175,000		Prudential Financial, Inc	3.878	03/27/28	172,898
100,000	g	Prudential Funding LLC	6.750	09/15/23	112,638
225,000		Travelers Cos, Inc	4.000	05/30/47	216,225
150,000		UnitedHealth Group, Inc	2.950	10/15/27	139,915
100,000		UnitedHealth Group, Inc	3.750	10/15/47	91,832
500,000	g,i	Vitality Re IX Ltd	3.512	01/10/22	501,800
25,000		WR Berkley Corp	5.375	09/15/20	26,037

		TOTAL INSURANCE			2,908,935

MATERIALS - 1.4%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	35,597
100,000		Albemarle Corp	5.450	12/01/44	106,363
25,000		Barrick Gold Corp	3.850	04/01/22	25,359
225,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	208,687
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	216,680
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	204,182
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	190,506
100,000	g	CRH America Finance, Inc	3.400	05/09/27	94,088
50,000		Dow Chemical Co	4.375	11/15/42	47,435

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g	Equate Petrochemical BV	3.000%	03/03/22	$191,284
50,000	g	Glencore Funding LLC	4.000	03/27/27	47,179
100,000		International Paper Co	3.000	02/15/27	90,487
150,000		International Paper Co	4.350	08/15/48	134,444
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	192,404
100,000	g	James Hardie International Finance DAC	4.750	01/15/25	97,500
200,000	g	Klabin Finance S.A.	4.875	09/19/27	180,100
75,000		LYB International Finance II BV	3.500	03/02/27	70,311
50,000		Newmont Mining Corp	4.875	03/15/42	50,103
125,000		Nucor Corp	3.950	05/01/28	125,125
100,000		Nutrien Ltd	4.125	03/15/35	92,642
60,000	g	OCI NV	6.625	04/15/23	60,835
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	80,900
100,000		Sherwin-Williams Co	3.450	06/01/27	94,386

		TOTAL MATERIALS			2,636,597

MEDIA - 1.5%
500,000		21st Century Fox America, Inc	3.000	09/15/22	489,295
50,000		21st Century Fox America, Inc	6.900	08/15/39	63,619
100,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	101,750
25,000	g	CBS Corp	2.900	06/01/23	23,773
100,000		CBS Corp	3.375	02/15/28	88,987
75,000		Charter Communications Operating LLC	3.579	07/23/20	74,989
75,000		Charter Communications Operating LLC	4.464	07/23/22	75,836
325,000		Charter Communications Operating LLC	4.908	07/23/25	328,118
100,000		Charter Communications Operating LLC	5.375	05/01/47	90,744
300,000		Comcast Corp	2.350	01/15/27	262,763
300,000		Comcast Corp	3.200	07/15/36	249,416
100,000		Discovery Communications LLC	2.950	03/20/23	95,601
100,000		Discovery Communications LLC	3.950	03/20/28	94,664
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	54,107
40,000	g	Meredith Corp	6.875	02/01/26	39,450
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	124,067
50,000	g	Nielsen Finance LLC	5.000	04/15/22	49,130
15,000	g	Tegna, Inc	4.875	09/15/21	15,019
80,000	g	Tegna, Inc	5.500	09/15/24	80,000
75,000		Time Warner Cable, Inc	5.875	11/15/40	73,327
450,000		Time Warner, Inc	2.100	06/01/19	446,864
100,000		Time Warner, Inc	3.800	02/15/27	94,553
50,000		Viacom, Inc	3.450	10/04/26	45,774
50,000		Viacom, Inc	5.850	09/01/43	50,214

		TOTAL MEDIA			3,112,060

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
100,000		Abbott Laboratories	3.875	09/15/25	99,648
400,000		Abbott Laboratories	3.750	11/30/26	393,028
100,000		Abbott Laboratories	5.300	05/27/40	109,396
150,000		AbbVie, Inc	3.200	05/14/26	139,880
125,000		AbbVie, Inc	4.400	11/06/42	118,644
100,000		Actavis Funding SCS	3.800	03/15/25	97,076
100,000		Actavis Funding SCS	4.550	03/15/35	94,821
195,000		Amgen, Inc	2.600	08/19/26	175,946

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		AstraZeneca plc	3.125%	06/12/27	$93,621
75,000		Celgene Corp	3.875	08/15/25	72,860
275,000		Celgene Corp	3.450	11/15/27	252,759
100,000		Celgene Corp	3.900	02/20/28	94,805
150,000		Gilead Sciences, Inc	2.950	03/01/27	140,070
36,000		Gilead Sciences, Inc	4.000	09/01/36	34,617
50,000		Gilead Sciences, Inc	4.150	03/01/47	47,740
100,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	100,768
150,000		Johnson & Johnson	2.900	01/15/28	143,111
100,000		Johnson & Johnson	3.400	01/15/38	94,381
25,000		Mylan NV	3.950	06/15/26	23,897
125,000	g	Mylan, Inc	4.550	04/15/28	122,109
175,000		Novartis Capital Corp	3.000	11/20/25	168,805
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	120,516

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,738,498

REAL ESTATE - 2.1%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	96,505
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	96,024
100,000		American Tower Corp	3.000	06/15/23	95,855
50,000		American Tower Corp	3.375	10/15/26	46,263
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	148,041
100,000		Brandywine Operating Partnership LP	3.950	11/15/27	94,973
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	192,843
160,000		Brixmor Operating Partnership LP	4.125	06/15/26	154,813
75,000		Brixmor Operating Partnership LP	3.900	03/15/27	70,872
35,000		Camden Property Trust	4.625	06/15/21	36,091
100,000		Camden Property Trust	2.950	12/15/22	97,348
110,000		Crown Castle International Corp	4.875	04/15/22	113,371
50,000		Crown Castle International Corp	3.700	06/15/26	47,130
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	103,572
87,000		DDR Corp	3.625	02/01/25	82,531
50,000		Digital Realty Trust LP	3.700	08/15/27	47,498
100,000		Duke Realty LP	3.250	06/30/26	93,759
100,000		Equity One, Inc	3.750	11/15/22	99,558
75,000		Essex Portfolio LP	3.375	01/15/23	73,491
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	98,148
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	170,667
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	98,274
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	117,447
100,000		Highwoods Realty LP	3.875	03/01/27	96,273
100,000		Highwoods Realty LP	4.125	03/15/28	98,163
50,000		Kimco Realty Corp	3.800	04/01/27	47,543
100,000		Mid-America Apartments LP	4.300	10/15/23	101,674
125,000		Mid-America Apartments LP	3.750	06/15/24	123,227
100,000		Mid-America Apartments LP	3.600	06/01/27	95,808
50,000		National Retail Properties, Inc	3.800	10/15/22	50,055
100,000		National Retail Properties, Inc	3.300	04/15/23	97,486
100,000		National Retail Properties, Inc	4.000	11/15/25	98,079
150,000		Regency Centers LP	3.900	11/01/25	146,749
200,000		Regency Centers LP	3.600	02/01/27	189,979
125,000		Ventas Realty LP	4.000	03/01/28	120,797
50,000		Weingarten Realty Investors	3.375	10/15/22	49,302

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Weingarten Realty Investors	3.500%	04/15/23	$98,566
100,000		Weingarten Realty Investors	4.450	01/15/24	101,841
100,000		Weingarten Realty Investors	3.850	06/01/25	97,118
100,000		Weingarten Realty Investors	3.250	08/15/26	92,112
25,000		Welltower, Inc	4.000	06/01/25	24,511

		TOTAL REAL ESTATE			4,004,357

RETAILING - 1.1%
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	24,773
50,000		AutoNation, Inc	3.800	11/15/27	46,407
300,000		AutoZone, Inc	2.500	04/15/21	292,717
200,000		Home Depot, Inc	2.000	04/01/21	195,061
150,000		Home Depot, Inc	3.350	09/15/25	147,598
100,000		Home Depot, Inc	3.000	04/01/26	95,519
100,000		Home Depot, Inc	3.500	09/15/56	85,818
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	72,275
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	118,058
100,000	†,g	PetSmart, Inc	7.125	03/15/23	67,130
125,000	g	Rolls-Royce plc	2.375	10/14/20	122,583
100,000	g	Rolls-Royce plc	3.625	10/14/25	98,545
100,000	g	Staples, Inc	8.500	09/15/25	93,250
100,000		Target Corp	2.500	04/15/26	91,852
125,000		Target Corp	3.625	04/15/46	111,267
350,000		Walmart, Inc	3.700	06/26/28	352,303
125,000		Walmart, Inc	3.950	06/28/38	124,904

		TOTAL RETAILING			2,140,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
300,000		Intel Corp	2.875	05/11/24	290,425
70,000		Intel Corp	2.600	05/19/26	65,248
25,000		Intel Corp	3.734	12/08/47	23,532
100,000		Maxim Integrated Products, Inc	3.450	06/15/27	94,504
125,000	g	Microchip Technology, Inc	3.922	06/01/21	125,198
100,000		Texas Instruments, Inc	2.625	05/15/24	95,707
25,000		Texas Instruments, Inc	4.150	05/15/48	25,375

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			719,989

SOFTWARE & SERVICES - 1.0%
100,000		Activision Blizzard Inc	2.300	09/15/21	96,751
75,000		Activision Blizzard Inc	3.400	09/15/26	71,195
575,000		Microsoft Corp	2.400	08/08/26	531,708
100,000		Microsoft Corp	4.100	02/06/37	104,119
110,000		Microsoft Corp	3.700	08/08/46	106,774
100,000		NCR Corp	5.875	12/15/21	101,500
125,000		Oracle Corp	2.500	05/15/22	121,681
275,000		Oracle Corp	2.650	07/15/26	253,523
100,000		Oracle Corp	3.800	11/15/37	94,525
125,000		Oracle Corp	4.000	11/15/47	117,942
100,000		salesforce.com, Inc	3.700	04/11/28	99,244
125,000		Total System Services, Inc	4.450	06/01/28	124,260

		TOTAL SOFTWARE & SERVICES			1,823,222

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
$ 200,000		Amphenol Corp	3.125%	09/15/21	$198,828
275,000		Apple, Inc	2.450	08/04/26	252,315
500,000		Apple, Inc	3.200	05/11/27	482,299
75,000		Broadcom Corp	3.875	01/15/27	70,913
50,000		Broadcom Corp	3.500	01/15/28	45,516
250,000		Cisco Systems, Inc	1.850	09/20/21	238,648
75,000	g	CommScope, Inc	5.500	06/15/24	75,375
100,000		Corning, Inc	4.375	11/15/57	87,100
225,000	g	Dell International LLC	4.420	06/15/21	228,193
100,000	g	Dell International LLC	6.020	06/15/26	105,127
100,000		L3 Technologies, Inc	3.850	06/15/23	99,758
100,000		Motorola Solutions, Inc	4.600	02/23/28	99,419
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	99,838
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	150,687
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	98,105

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,332,121

TELECOMMUNICATION SERVICES - 1.7%
625,000		AT&T, Inc	3.400	05/15/25	587,789
300,000	g	AT&T, Inc	4.300	02/15/30	283,654
150,000		AT&T, Inc	4.500	05/15/35	138,659
125,000	g	AT&T, Inc	5.150	11/15/46	117,673
100,000		AT&T, Inc	4.500	03/09/48	85,834
50,000		Deutsche Telekom International Finance BV	8.750	06/15/30	66,234
50,000		France Telecom S.A.	5.375	01/13/42	54,556
200,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	200,194
200,000	g	SK Telecom Co Ltd	3.750	04/16/23	198,008
100,000		Telefonica Emisiones SAU	4.103	03/08/27	96,673
50,000		T-Mobile USA, Inc	6.375	03/01/25	51,875
200,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	180,793
100,000		Verizon Communications, Inc	3.376	02/15/25	96,045
683,000	g	Verizon Communications, Inc	4.329	09/21/28	676,900
258,000		Verizon Communications, Inc	4.272	01/15/36	237,857
100,000		Verizon Communications, Inc	4.125	08/15/46	85,356
150,000		Vodafone Group plc	4.375	05/30/28	148,049

		TOTAL TELECOMMUNICATION SERVICES			3,306,149

TRANSPORTATION - 0.9%
125,000		Canadian Pacific Railway Co	2.900	02/01/25	118,969
100,000		CSX Corp	3.800	11/01/46	88,532
100,000		CSX Corp	4.300	03/01/48	95,211
200,000		Delta Air Lines, Inc	3.625	03/15/22	197,691
125,000		Delta Air Lines, Inc	3.800	04/19/23	123,484
100,000		FedEx Corp	4.100	02/01/45	90,041
100,000		FedEx Corp	4.050	02/15/48	89,652
200,000		Kansas City Southern	2.350	05/15/20	196,311
100,000		Norfolk Southern Corp	4.050	08/15/52	91,114
175,000		Northrop Grumman Corp	3.250	01/15/28	164,648
100,000		Northrop Grumman Corp	4.030	10/15/47	93,676
200,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	198,471
175,000		Union Pacific Corp	4.500	09/10/48	176,580

		TOTAL TRANSPORTATION			1,724,380

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 3.8%
$ 100,000		AEP Transmission Co LLC	3.100%	12/01/26	$95,643
100,000		AEP Transmission Co LLC	4.000	12/01/46	97,558
50,000		AES Corp	4.875	05/15/23	49,875
200,000		AGL Capital Corp	3.875	11/15/25	196,754
100,000		Alabama Power Co	4.150	08/15/44	98,615
100,000		American Water Capital Corp	3.000	12/01/26	94,023
100,000		American Water Capital Corp	4.000	12/01/46	97,255
150,000		American Water Capital Corp	3.750	09/01/47	138,369
75,000		Atmos Energy Corp	8.500	03/15/19	77,842
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	116,992
200,000	g	Bayer US Finance II LLC	4.375	12/15/28	200,297
200,000	g	Bayer US Finance II LLC	4.875	06/25/48	201,901
50,000		Berkshire Hathaway Energy Co	3.250	04/15/28	47,533
200,000		Black Hills Corp	4.250	11/30/23	203,113
100,000		Black Hills Corp	3.150	01/15/27	92,354
75,000	g	Calpine Corp	5.250	06/01/26	70,687
200,000		Carolina Power & Light Co	5.300	01/15/19	203,621
100,000		CMS Energy Corp	3.600	11/15/25	97,906
25,000		Connecticut Light & Power Co	5.500	02/01/19	25,393
100,000		Consolidated Edison, Inc	2.000	05/15/21	96,488
100,000		DTE Electric Co	3.750	08/15/47	94,492
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,262
100,000		Duke Energy Corp	1.800	09/01/21	95,670
150,000		Duke Energy Corp	2.650	09/01/26	135,052
200,000		Enel Chile S.A.	4.875	06/12/28	201,400
100,000		Entergy Corp	2.950	09/01/26	91,306
175,000		Exelon Generation Co LLC	3.400	03/15/22	173,794
150,000		Fortis, Inc	3.055	10/04/26	136,617
50,000		Indiana Michigan Power Co	7.000	03/15/19	51,475
100,000		Indiana Michigan Power Co	3.750	07/01/47	93,451
25,000		Integrys Energy Group, Inc	4.170	11/01/20	25,430
200,000	g	Israel Electric Corp Ltd	4.250	08/14/28	192,912
100,000		LG&E and KU Energy LLC	3.750	11/15/20	100,736
200,000	g	Listrindo Capital BV	4.950	09/14/26	179,000
125,000		MidAmerican Energy Co	3.650	08/01/48	116,080
200,000	g	Minejesa Capital BV	4.625	08/10/30	181,690
250,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	240,216
175,000		NiSource Finance Corp	3.490	05/15/27	167,506
100,000		NRG Energy, Inc	6.250	05/01/24	102,500
50,000	g	NRG Energy, Inc	5.750	01/15/28	49,125
125,000		Ohio Power Co	4.150	04/01/48	125,602
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	124,000
100,000		Pacific Gas & Electric Co	3.750	08/15/42	82,440
125,000		Pacific Gas & Electric Co	4.250	03/15/46	111,068
200,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	203,079
300,000		PPL Capital Funding, Inc	4.200	06/15/22	304,527
250,000		PPL Electric Utilities Corp	3.000	09/15/21	248,841
50,000		Progress Energy, Inc	7.050	03/15/19	51,434
175,000		PSEG Power LLC	3.850	06/01/23	174,138
80,000		Public Service Co of Colorado	4.750	08/15/41	86,774
100,000		Public Service Co of Oklahoma	5.150	12/01/19	102,644
125,000		Sempra Energy	2.875	10/01/22	121,077

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Southern California Edison Co	4.125%	03/01/48	$94,532
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	91,881
150,000		Southern Power Co	2.500	12/15/21	145,739
150,000		Southern Power Co	4.150	12/01/25	150,186
150,000		Southwest Gas Corp	3.700	04/01/28	149,501
55,000		Virginia Electric & Power Co	2.950	01/15/22	54,387
125,000		Virginia Electric & Power Co	3.500	03/15/27	122,639
100,000		Xcel Energy, Inc	3.350	12/01/26	95,971
35,000		Xcel Energy, Inc	4.800	09/15/41	37,325

		TOTAL UTILITIES			7,423,718

		TOTAL CORPORATE BONDS			71,792,900

		(Cost $73,914,614)

GOVERNMENT BONDS - 40.2%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	397,220

		TOTAL AGENCY SECURITIES			397,220

FOREIGN GOVERNMENT BONDS - 4.9%
200,000		Argentina Republic Government International Bond	5.625	01/26/22	186,900
200,000		Argentina Republic Government International Bond	5.875	01/11/28	162,500
200,000	g	Bermuda Government International Bond	3.717	01/25/27	185,300
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	91,675
$ 200,000		Brazilian Government International Bond	5.625	02/21/47	169,800
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	147,259
200,000		Colombia Government International Bond	2.625	03/15/23	189,800
200,000		Colombia Government International Bond	5.000	06/15/45	196,750
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	197,500
225,000	g	Ecuador Government International Bond	9.650	12/13/26	210,757
200,000	g	Egypt Government International Bond	5.577	02/21/23	189,494
125,000	g	El Salvador Government International Bond	8.625	02/28/29	133,750
100,000		European Investment Bank	4.875	02/15/36	123,419
200,000	g	Export-Import Bank of India	3.875	02/01/28	187,865
250,000	g	Guatemala Government International Bond	4.500	05/03/26	238,877
300,000	g	Guatemala Government International Bond	4.375	06/05/27	278,250
EUR 170,000	g	Hellenic Republic Government Bond	3.375	02/15/25	196,429
$ 300,000		Israel Government International Bond	3.250	01/17/28	289,406
225,000		Israel Government International Bond	4.125	01/17/48	211,946
189,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	174,827
150,000		Jamaica Government International Bond	8.000	03/15/39	168,081
200,000		Japan Bank for International Cooperation	2.375	04/20/26	188,488
250,000	g	Korea Housing Finance Corp	2.000	10/11/21	237,436
350,000	g	Kuwait International Government Bond	2.750	03/20/22	340,859
100,000		Mexico Government International Bond	4.000	10/02/23	100,300
250,000		Mexico Government International Bond	4.150	03/28/27	246,125
200,000		Mexico Government International Bond	4.750	03/08/44	186,376
200,000	g	Nigeria Government International Bond	6.500	11/28/27	185,750
100,000	g	Nigeria Government International Bond	7.143	02/23/30	94,260
200,000		Panama Government International Bond	4.500	05/15/47	194,000
200,000	g	Paraguay Government International Bond	5.600	03/13/48	194,000
200,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	195,750

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 400,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400%	03/01/28	$390,400
125,000		Peruvian Government International Bond		5.625	11/18/50	145,156
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	131,250
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	184,266
250,000		Republic of South Africa Government International Bond		4.850	09/27/27	236,115
226,000	g	Romanian Government International Bond		5.125	06/15/48	217,194
325,000	g	Saudi Government International Bond		2.875	03/04/23	312,608
650,000	g	Saudi Government International Bond		4.500	04/17/30	648,630
200,000	g	Senegal Government International Bond		6.250	05/23/33	177,106
200,000	g	Senegal Government International Bond		6.750	03/13/48	170,384
200,000	g	Sri Lanka Government International Bond		5.750	01/18/22	196,485
250,000	g	Ukraine Government International Bond		7.375	09/25/32	213,995
UYU 2,765,000	g	Uruguay Government International Bond		9.875	06/20/22	87,293
$ 125,000		Uruguay Government International Bond		4.375	10/27/27	126,563
70,000		Uruguay Government International Bond		5.100	06/18/50	68,810
200,000	g	Zambia Government International Bond		8.500	04/14/24	177,578

		TOTAL FOREIGN GOVERNMENT BONDS				9,577,762

MORTGAGE BACKED - 13.3%
225,567		Federal Home Loan Mortgage Corp (FHLMC)		3.500	08/15/43	228,116
86,573		FHLMC		3.500	09/15/44	86,735
282,885	i	FHLMC	LIBOR 1 M + 9.920%	6.603	06/15/48	300,249
1,485		Federal Home Loan Mortgage Corp Gold (FGLMC)		6.000	03/01/33	1,622
85,046		FGLMC		6.000	11/01/33	94,875
8,291		FGLMC		6.000	09/01/34	9,147
23,724		FGLMC		6.000	08/01/37	26,220
5,669		FGLMC		6.500	09/01/37	6,314
4,288		FGLMC		6.500	11/01/37	4,776
18,168		FGLMC		5.000	04/01/38	19,419
1,632		FGLMC		6.500	05/01/38	1,818
4,471		FGLMC		5.500	01/01/39	4,775
14,750		FGLMC		5.000	07/01/39	15,752
20,971		FGLMC		5.000	01/01/40	22,406
341,330		FGLMC		3.500	04/01/45	341,512
1,355,235		FGLMC		3.500	10/01/45	1,355,326
441,428		FGLMC		4.000	12/01/45	453,708
467,373	h	FGLMC		3.500	08/01/46	467,941
145,980		FGLMC		3.000	01/01/47	141,319
557,723		FGLMC		3.000	02/01/47	540,138
593,735		FGLMC		4.000	09/01/47	613,493
238,528		FGLMC		4.000	03/01/48	244,701
32,225		Federal National Mortgage Association (FNMA)		6.000	08/01/21	33,302
1,171		FNMA		5.500	09/01/24	1,255
97,311		FNMA		3.500	01/01/26	98,603
221,736		FNMA		3.500	06/01/32	224,990
873,241		FNMA		3.500	07/01/32	884,473
8,546		FNMA		6.500	07/01/32	9,489
207,511		FNMA		5.500	03/01/34	225,654
18,830		FNMA		6.500	02/01/35	20,754
165,727		FNMA		5.000	05/01/35	177,452
7,414		FNMA		7.500	07/01/35	7,446
225,037		FNMA		5.000	02/01/36	241,015

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 2,553		FNMA	6.500%	09/01/36	$2,814
12,074		FNMA	7.000	02/01/37	12,993
16,353		FNMA	7.000	04/01/37	18,259
1,266		FNMA	6.500	08/01/37	1,396
2,133		FNMA	7.000	11/01/37	2,317
1,104		FNMA	6.500	02/01/38	1,216
223		FNMA	6.500	03/01/38	245
57,794		FNMA	6.500	07/01/39	64,936
60,366		FNMA	5.000	03/01/40	64,862
631,990		FNMA	5.500	07/01/40	685,677
275,216		FNMA	6.000	10/01/40	302,993
130,035		FNMA	5.000	02/01/41	140,607
105,343		FNMA	5.000	07/01/41	112,972
70,311		FNMA	4.500	03/01/44	73,872
375,005		FNMA	4.500	10/01/44	393,129
716,170		FNMA	4.500	11/01/44	750,887
82,010		FNMA	3.000	02/25/45	80,944
478,441		FNMA	3.000	02/25/45	474,003
1,520,298		FNMA	3.000	12/25/45	1,488,307
833,615		FNMA	3.500	01/01/46	833,271
545,888		FNMA	4.000	01/01/46	560,335
925,364		FNMA	3.500	12/01/46	923,504
681,497	h	FNMA	3.500	01/01/47	680,022
572,800	h	FNMA	3.000	04/01/47	555,557
9,409	h	FNMA	3.500	08/01/47	9,384
191,903	h	FNMA	3.500	11/01/47	191,101
244,815		FNMA	4.500	02/01/48	257,848
1,166,001		FNMA	3.000	02/25/48	1,140,266
216,739		FNMA	4.000	03/01/48	222,458
1,039,561		FNMA	4.500	03/01/48	1,094,901
2,944,803	h	FNMA	4.000	04/01/48	3,006,093
750,000	h	FNMA	4.500	07/01/48	781,942
7,213		Government National Mortgage Association (GNMA)	5.000	03/15/34	7,531
52,388		GNMA	5.000	06/15/34	54,695
6,465		GNMA	5.000	04/15/38	6,882
3,207		GNMA	6.000	08/15/38	3,506
3,250		GNMA	6.000	08/20/38	3,593
18,932		GNMA	4.500	04/15/40	20,031
594,995		GNMA	3.000	12/20/47	582,307
1,091,130		GNMA	3.500	12/20/47	1,095,957
1,186,932		GNMA	3.000	01/20/48	1,161,622
1,122,040		GNMA	3.500	01/20/48	1,127,005

		TOTAL MORTGAGE BACKED			25,897,035

MUNICIPAL BONDS - 0.5%
100,000		Commonwealth Financing Authority	3.864	06/01/38	97,892
1,000,000		State of Illinois	5.100	06/01/33	946,360

		TOTAL MUNICIPAL BONDS			1,044,252

U.S. TREASURY SECURITIES - 21.3%
1,000,000		United States Treasury Bond	3.125	11/15/41	1,026,250
2,935,700		United States Treasury Bond	3.000	11/15/45	2,943,154
290,000		United States Treasury Bond	2.500	05/15/46	263,254

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,865,000		United States Treasury Bond	2.875%	11/15/46	$1,824,276
765,000		United States Treasury Bond	3.000	05/15/47	766,404
1,945,000		United States Treasury Bond	3.000	02/15/48	1,949,559
600,000		United States Treasury Bond	3.125	05/15/48	616,102
1,850,000		United States Treasury Note	0.750	08/31/18	1,846,497
1,000,000		United States Treasury Note	0.750	09/30/18	996,956
255,000		United States Treasury Note	1.250	12/31/18	253,835
900,000		United States Treasury Note	1.125	01/31/19	894,410
75,000		United States Treasury Note	1.125	02/28/19	74,449
170,000		United States Treasury Note	1.250	04/30/19	168,493
360,000		United States Treasury Note	1.250	05/31/19	356,498
220,000		United States Treasury Note	1.375	07/31/19	217,645
435,000		United States Treasury Note	0.875	09/15/19	427,031
8,000		United States Treasury Note	1.375	09/30/19	7,897
45,000		United States Treasury Note	1.500	10/31/19	44,441
70,000		United States Treasury Note	1.750	11/30/19	69,294
45,000		United States Treasury Note	2.000	01/31/20	44,661
785,000		United States Treasury Note	1.625	03/15/20	773,317
720,000		United States Treasury Note	2.250	03/31/20	716,709
95,000		United States Treasury Note	2.375	04/30/20	94,748
2,000,000		United States Treasury Note	1.500	05/15/20	1,962,656
1,785,000		United States Treasury Note	2.500	05/31/20	1,784,094
2,158,000		United States Treasury Note	1.375	05/31/21	2,082,470
2,835,000		United States Treasury Note	2.625	06/15/21	2,835,111
175,000		United States Treasury Note	2.000	11/30/22	169,818
675,000		United States Treasury Note	1.625	05/31/23	640,617
880,000		United States Treasury Note	2.750	05/31/23	880,791
2,070,000		United States Treasury Note	2.250	12/31/23	2,015,016
3,605,000		United States Treasury Note	2.125	03/31/24	3,479,247
300,000		United States Treasury Note	2.000	04/30/24	287,320
1,000,000		United States Treasury Note	2.125	07/31/24	962,344
1,830,000		United States Treasury Note	2.125	09/30/24	1,758,945
250,000		United States Treasury Note	2.250	10/31/24	241,953
2,090,000		United States Treasury Note	2.875	04/30/25	2,097,756
3,868,000		United States Treasury Note	2.875	05/15/28	3,874,044

		TOTAL U.S. TREASURY SECURITIES			41,448,062

		TOTAL GOVERNMENT BONDS			78,364,331

		(Cost $79,768,810)

STRUCTURED ASSETS - 15.1%

ASSET BACKED - 7.6%
500,000		American Express Credit Account Master Trust	2.350	05/15/25	485,494
		Series - 2017 7 (Class A)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	200,582
		Series - 2015 3 (Class D)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	03/20/24	487,784
		Series - 2017 2A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	988,822
		Series - 2014 1A (Class A)
494,167	g	Capital Automotive REIT	3.870	04/15/47	492,989
		Series - 2017 1A (Class A1)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		Capital One Multi-Asset Execution Trust		2.290%	07/15/25	$484,607
		Series - 2017 A6 (Class A6)
500,000		CarMax Auto Owner Trust		2.330	05/15/23	488,849
		Series - 2017 4 (Class A4)
144,702	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.631	04/07/52	7,037
		Series - 2007 1A (Class A2)
12,479		Centex Home Equity		5.540	01/25/32	12,653
		Series - 2002 A (Class AF6)
500,000		CNH Equipment Trust		2.360	11/15/24	487,396
		Series - 2017 C (Class A4)
497,500	g	DB Master Finance LLC		3.629	11/20/47	488,550
		Series - 2017 1A (Class A2I)
490,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	502,064
		Series - 2015 1A (Class A2II)
496,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	480,975
		Series - 2017 1A (Class A2II)
525,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	530,518
		Series - 2018 1A (Class A2I)
500,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	482,168
		Series - 2017 2 (Class A)
500,000	g	Ford Credit Auto Owner Trust		319.000	07/15/31	491,871
		Series - 2018 1 (Class A)
500,000		Ford Credit Floorplan Master Owner Trust		2.160	09/15/22	490,288
		Series - 2017 2 (Class A1)
500,000		Ford Credit Floorplan Master Owner Trust		2.480	09/15/24	487,011
		Series - 2017 3 (Class A)
145,000	g,i	FREMF Mortgage Trust		3.714	04/25/48	140,988
		Series - 2015 K45 (Class B)
500,000	g	GM Financial Consumer Automobile Receivables Trust		2.130	03/16/23	486,979
		Series - 2017 3A (Class A4)
232,881	g	HERO Funding Trust		3.190	09/20/48	225,146
		Series - 2017 3A (Class A1)
232,881	g	HERO Funding Trust		3.950	09/20/48	232,624
		Series - 2017 3A (Class A2)
500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	488,847
		Series - 2018 1A (Class A)
860,726	g	MVW Owner Trust		2.420	12/20/34	839,226
		Series - 2017 1A (Class A)
500,000		Nissan Auto Lease Trust		2.050	09/15/20	495,179
		Series - 2017 B (Class A3)
52,248	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	51,283
		Series - 2014 AA (Class B)
250,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/27/33	250,000
		Series - 2018 NPL3 (Class A1)
500,000	g	Santander Retail Auto Lease Trust		2.370	01/20/22	492,999
		Series - 2017 A (Class A4)
165,588	g	SLM Student Loan Trust		3.830	01/17/45	166,391
		Series - 2012 A (Class A2)
500,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	488,047
		Series - 2017 F (Class A2FX)
161,381	†,g	SolarCity LMC		4.020	07/20/44	151,408
		Series - 2014 2 (Class A)
213,456	g	SpringCastle America Funding LLC		3.050	04/25/29	212,675
		Series - 2016 AA (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		Synchrony Credit Card Master Note Trust		2.620%	10/15/25	$486,637
		Series - 2017 2 (Class A)
738,750	g	Taco Bell Funding LLC		3.832	05/25/46	739,637
		Series - 2016 1A (Class A2I)
498,652	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	498,219
		Series - 2018 NPL1 (Class A1)
39,696	†,g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	38,886
		Series - 2006 N1 (Class N1)
497,500	g	Wendys Funding LLC		3.573	03/15/48	483,829
		Series - 2018 1A (Class A2I)

		TOTAL ASSET BACKED				15,058,658

OTHER MORTGAGE BACKED - 7.5%
53,243	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	53,404
		Series - 2007 1 (Class AM)
52,533	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	52,879
		Series - 2007 4 (Class D)
165,000	g,i	Banc of America Commercial Mortgage Trust		6.095	02/10/51	167,062
		Series - 2007 4 (Class E)
200,000	g	BBCMS Trust		4.197	08/10/35	205,910
		Series - 2015 SRCH (Class A2)
67,062	i	CHL Mortgage Pass-Through Trust		3.585	02/20/35	67,748
		Series - 2004 HYB9 (Class 1A1)
500,000		Citigroup Commercial Mortgage Trust		3.576	04/10/49	492,241
		Series - 2016 GC37 (Class AS)
722,864	i	COBALT CMBS Commercial Mortgage Trust		6.015	05/15/46	737,175
		Series - 2007 C3 (Class AJ)
545,822	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.541	01/25/29	550,032
		Series - 2016 C04 (Class 1M1)
761,431	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.391	04/25/29	767,972
		Series - 2016 C06 (Class 1M1)
79,773	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.041	10/25/29	80,221
		Series - 2017 C03 (Class 1M1)
672,927	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	2.691	07/25/30	672,029
		Series - 2018 C01 (Class 1M1)
44,378	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	2.771	10/25/30	44,365
		Series - 2018 C03 (Class 1M1)
80,000	†,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	2.852	12/25/30	80,002
		Series - 2018 C04 (Class 2M1)
1,000,000		DBJPM Mortgage Trust		2.890	09/10/49	943,457
		Series - 2016 C3 (Class A5)
1,300,000	g,i	DBUBS Mortgage Trust		5.719	07/10/44	1,339,903
		Series - 2011 LC2A (Class D)
175,000	g,i	DBUBS Mortgage Trust		5.884	11/10/46	183,006
		Series - 2011 LC1A (Class C)
231,608	g,i	Flagstar Mortgage Trust		4.000	05/25/48	230,916
		Series - 2018 3INV (Class A3)
1,000,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	1,016,528
		Series - 2018 GS9 (Class A4)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.865	02/15/46	370,438
		Series - 2011 C3 (Class D)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.522%	07/15/46	$104,601
		Series - 2011 C4 (Class C)
400,000		JP Morgan Chase Commercial Mortgage Securities Trust		3.744	07/15/50	393,832
		Series - 2017 JP6 (Class AS)
165,297	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.251	06/25/37	162,371
		Series - 2007 CH5 (Class A1)
67,636	g,h,i	JP Morgan Mortgage Trust		3.500	05/25/46	65,776
		Series - 2016 1 (Class A13)
38,405	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	37,946
		Series - 2017 1 (Class A3)
27,412	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	26,827
		Series - 2017 2 (Class A13)
66,318	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	65,033
		Series - 2017 2 (Class A3)
51,638	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	51,020
		Series - 2017 3 (Class 1A5)
480,000	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	474,225
		Series - 2018 6 (Class 1A3)
59,086	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	59,073
		Series - 2007 C6 (Class AM)
297,503	i	Morgan Stanley Capital I Trust		5.389	11/12/41	296,585
		Series - 2006 HQ10 (Class AJ)
190,114	i	Morgan Stanley Capital I Trust		6.285	06/11/49	192,078
		Series - 2007 IQ15 (Class AJ)
152,183	g,i	Sequoia Mortgage Trust		3.500	11/25/46	151,163
		Series - 2016 3 (Class A10)
583,581	g,i	Sequoia Mortgage Trust		3.500	05/25/48	577,526
		Series - 2018 5 (Class A4)
99,381	g,i	Sequoia Mortgage Trust		4.000	06/25/48	99,703
		Series - 2018 CH2 (Class A21)
100,000	g,i	Sequoia Mortgage Trust		4.000	07/25/48	100,684
		Series - 2018 6 (Class A4)
203,597	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	09/25/24	209,775
		Series - 2014 HQ2 (Class M2)
44,034	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.291	03/25/25	44,229
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.891	03/25/25	267,843
		Series - 2015 HQ1 (Class M3)
228,732	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.041	05/25/25	234,730
		Series - 2015 HQ2 (Class M2)
9,162	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.291	07/25/29	9,234
		Series - 2017 DNA1 (Class M1)
951,187	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	2.841	03/25/30	953,539
		Series - 2017 DNA3 (Class M1)
169,459	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.450%	2.541	07/25/30	168,758
		Series - 2018 DNA1 (Class M1)
60,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.820	05/25/48	60,022
		Series - 2018 SPI2 (Class M1)
756,429	i	Wachovia Bank Commercial Mortgage Trust		6.309	05/15/46	769,175
		Series - 2007 C34 (Class AJ)
72,000	i	Wachovia Bank Commercial Mortgage Trust		6.384	05/15/46	73,551
		Series - 2007 C34 (Class C)
34,923	i	Wachovia Bank Commercial Mortgage Trust		6.209	02/15/51	35,813
		Series - 2007 C33 (Class AM)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 490,000		Wells Fargo Commercial Mortgage Trust	3.406%	05/15/48	$476,533
		Series - 2015 NXS1 (Class AS)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	51,605
		Series - 2010 C1 (Class B)
645,000	i	WFRBS Commercial Mortgage Trust	4.387	12/15/46	665,584
		Series - 2013 C18 (Class AS)

		TOTAL OTHER MORTGAGE BACKED			14,934,122

		TOTAL STRUCTURED ASSETS			29,992,780

		(Cost $30,373,366)
		TOTAL BONDS			180,150,011

		(Cost $184,056,790)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	34,481
17,265	*	Federal National Mortgage Association	8.250	12/30/49	109,115

		TOTAL BANKS			143,596

		TOTAL PREFERRED STOCKS			143,596

		(Cost $569,550)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS – 5.0%

TREASURY DEBT – 5.0%
$ 9,690,000		United States Treasury Bill	1.789	08/16/18	9,667,940

		TOTAL TREASURY DEBT			9,667,940

		TOTAL SHORT-TERM INVESTMENTS			9,667,940

		(Cost $9,667,899)
		TOTAL INVESTMENTS - 98.0%			191,073,019
		(Cost $195,404,716)
		OTHER ASSETS & LIABILITIES, NET - 2.0%			3,984,386

		NET ASSETS - 100.0%			$195,057,405

Abbreviation(s):

BRL	Brazilian Real

EUR	Euro

LIBOR	London Interbank Offered Rates

M	Month

MTN	Medium Term Note

REIT	Real Estate Investment Trust

UYU	Uruguayan Peso

TIAA-CREF LIFE FUNDS - Bond Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/18, the aggregate value of these securities was $35,439,776 or 18.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.8%

GOVERNMENT AGENCY DEBT - 59.6%
$ 350,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	09/28/18	$348,330
200,000	FAMC	0.010	10/02/18	199,039
750,000	Federal Farm Credit Bank (FFCB)	0.010	07/02/18	749,964
400,000	FFCB	0.010	07/05/18	399,923
500,000	FFCB	0.010	07/09/18	499,804
1,000,000	FFCB	0.010	07/10/18	999,565
375,000	FFCB	0.010	07/11/18	374,821
500,000	FFCB	0.010	07/13/18	499,718
500,000	FFCB	0.010	07/17/18	499,620
500,000	FFCB	0.010	07/18/18	499,587
690,000	FFCB	0.010	07/20/18	689,366
610,000	FFCB	0.010	07/25/18	609,305
750,000	FFCB	0.010	07/30/18	748,949
1,000,000	FFCB	0.010	07/31/18	998,517
520,000	FFCB	0.010	08/02/18	519,159
800,000	FFCB	0.010	08/13/18	798,194
430,000	FFCB	0.010	08/14/18	429,001
800,000	FFCB	0.010	09/04/18	797,227
994,000	FFCB	0.010	09/10/18	990,266
500,000	FFCB	0.010	09/12/18	498,084
605,000	FFCB	0.010	09/21/18	602,354
500,000	FFCB	0.010	09/25/18	497,695
400,000	FFCB	0.010	10/04/18	397,952
1,000,000	FFCB	0.010	10/05/18	994,787
600,000	FFCB	0.010	10/26/18	596,119
757,000	FFCB	0.010	10/29/18	751,821
500,000	FFCB	0.010	11/21/18	495,909
100,000	FFCB	0.010	02/11/19	98,600
500,000	Federal Home Loan Bank (FHLB)	0.010	07/03/18	499,951
860,000	FHLB	0.010	07/09/18	859,650
370,000	FHLB	0.010	07/11/18	369,808
1,355,000	FHLB	0.010	07/12/18	1,354,232
916,000	FHLB	0.010	07/13/18	915,451
300,000	FHLB	0.010	07/18/18	299,735
257,000	FHLB	0.010	07/20/18	256,754
465,000	FHLB	0.010	07/24/18	464,428
1,474,000	FHLB	0.010	07/27/18	1,471,956
950,000	FHLB	0.010	08/01/18	948,465
805,000	FHLB	0.010	08/03/18	803,620
900,000	FHLB	0.010	08/08/18	898,182
470,000	FHLB	0.010	08/14/18	468,903
765,000	FHLB	0.010	08/15/18	763,164
800,000	FHLB	0.010	08/17/18	798,005
400,000	FHLB	0.010	08/24/18	398,872

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	FHLB	0.010%	08/29/18	$249,220
500,000	FHLB	0.010	08/31/18	498,356
1,000,000	FHLB	0.010	09/14/18	995,979
188,000	FHLB	0.010	09/28/18	187,108
690,000	FHLB	0.010	10/26/18	685,403
100,000	FHLB	0.010	11/07/18	99,255
713,000	FHLB	0.010	11/30/18	706,843
200,000	FHLB	0.010	12/03/18	198,118
500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	07/06/18	499,880
1,050,000	FHLMC	0.010	07/09/18	1,049,599
500,000	FHLMC	0.010	07/11/18	499,743
860,000	FHLMC	0.010	07/16/18	859,375
1,000,000	FHLMC	0.010	07/18/18	999,197
500,000	FHLMC	0.010	08/20/18	498,681
128,000	FHLMC	0.010	08/23/18	127,678
500,000	FHLMC	0.010	09/04/18	498,267
202,000	FHLMC	0.010	09/05/18	201,296
500,000	FHLMC	0.010	09/12/18	498,084
1,070,000	FHLMC	0.010	09/19/18	1,065,489
155,000	FHLMC	0.010	11/02/18	153,954
725,000	Federal National Mortgage Association (FNMA)	0.010	07/06/18	724,827
900,000	FNMA	0.010	07/11/18	899,566
500,000	FNMA	0.010	07/16/18	499,639
805,000	FNMA	0.010	07/17/18	804,374
278,000	FNMA	0.010	07/18/18	277,764
1,000,000	FNMA	0.010	07/23/18	998,976
750,000	FNMA	0.010	07/25/18	749,105
555,000	FNMA	0.010	08/07/18	553,959
820,000	FNMA	0.010	08/13/18	818,208
288,000	FNMA	0.010	08/22/18	287,210
1,433,000	FNMA	0.010	08/28/18	1,428,679
340,000	FNMA	0.010	08/29/18	338,936
468,000	Tennessee Valley Authority (TVA)	0.010	07/10/18	467,780

	TOTAL GOVERNMENT AGENCY DEBT			47,575,400

TREASURY DEBT - 21.8%
1,125,000	United States Treasury Bill	0.010	07/05/18	1,124,780
915,000	United States Treasury Bill	0.010	07/19/18	914,328
1,050,000	United States Treasury Bill	0.010	07/26/18	1,048,703
1,500,000	United States Treasury Bill	0.010	08/09/18	1,497,102
1,552,000	United States Treasury Bill	0.010	08/16/18	1,548,534
672,000	United States Treasury Bill	0.010	08/23/18	670,148
388,000	United States Treasury Bill	0.010	08/30/18	386,824
730,000	United States Treasury Bill	0.010	09/06/18	727,407
350,000	United States Treasury Bill	0.010	09/13/18	348,849
1,205,000	United States Treasury Bill	0.010	09/20/18	1,199,929
500,000	United States Treasury Bill	0.010	09/27/18	497,665
955,000	United States Treasury Bill	0.010	10/04/18	950,183
1,270,000	United States Treasury Bill	0.010	10/11/18	1,264,075
663,000	United States Treasury Bill	0.010	11/01/18	658,555
1,000,000	United States Treasury Bill	0.010	11/08/18	994,006
700,000	United States Treasury Bill	0.010	11/15/18	694,632
1,000,000	United States Treasury Bill	0.010	11/29/18	991,470

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		United States Treasury Bill		0.010%	12/06/18	$496,283
300,000		United States Treasury Bill		0.010	12/13/18	297,193
250,000		United States Treasury Note		0.750	07/31/18	249,786
250,000		United States Treasury Note		1.000	08/15/18	249,740
348,000		United States Treasury Note		0.750	08/31/18	347,297
300,000		United States Treasury Note		0.875	10/15/18	299,028

		TOTAL TREASURY DEBT				17,456,517

VARIABLE RATE SECURITIES - 17.4%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.120%	1.881	08/03/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.100%	1.882	11/01/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.120%	1.965	11/19/18	500,000
300,000	i	FAMC	EFFR + 0.100%	2.010	11/30/18	300,000
500,000	i	FAMC	EFFR + 0.120%	2.030	12/28/18	500,000
300,000	i	FAMC	LIBOR 1 M - 0.075%	1.926	02/04/19	300,000
500,000	i	FAMC	LIBOR 1 M - 0.105%	1.989	03/01/19	500,000
500,000	i	FAMC	EFFR + 0.010%	1.920	04/01/19	500,000
500,000	i	FAMC	EFFR + 0.150%	2.060	09/27/19	500,000
500,000	i	Federal Farm Credit Bank (FFCB)	LIBOR 1 M - 0.100%	1.930	08/08/18	500,001
300,000	i	FFCB	FRED - 2.850%	2.150	08/10/18	300,007
300,000	i	FFCB	LIBOR 1 M + 0.030%	2.133	08/27/18	299,997
500,000	i	FFCB	LIBOR 1 M - 0.050%	2.035	09/17/18	499,989
500,000	i	FFCB	FRED - 3.020%	1.980	01/14/19	500,297
500,000	i	FFCB	LIBOR 3 M - 0.160%	2.188	01/15/19	500,000
500,000	i	FFCB	LIBOR 1 M - 0.110%	1.981	01/25/19	500,014
500,000	i	FFCB	FRED - 3.020%	1.980	03/27/19	500,408
500,000	i	FFCB	LIBOR 1 M - 0.145%	1.949	03/29/19	499,981
500,000	i	FFCB	LIBOR 1 M - 0.125%	1.900	06/07/19	500,000
250,000	i	FFCB	FRED - 3.080%	1.920	06/27/19	250,025
250,000	i	FFCB	FRED - 3.080%	1.920	08/16/19	249,972
300,000	i	FFCB	US Treasury Bill 3 M + 0.050%	1.959	10/18/19	300,000
250,000	i	FFCB	FRED - 3.065%	1.935	12/26/19	249,851
300,000	i	FFCB	US Treasury Bill 3 M + 0.055%	1.964	01/27/20	300,000
300,000	i	FFCB	FRED - 2.870%	2.130	05/29/20	300,000
500,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.155	01/18/19	500,027
500,000	i	FHLB	LIBOR 1 M - 0.040%	2.044	02/22/19	500,180
400,000	i	FHLB	LIBOR 3 M - 0.235%	2.079	03/06/19	399,870
500,000	i	FHLB	LIBOR 1 M - 0.070%	1.976	07/12/19	499,996
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M - 0.160%	1.925	07/19/18	500,000
250,000	i	FHLMC	LIBOR 1 M - 0.100%	1.930	08/08/19	250,000
935,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.170%	2.079	10/31/18	935,761

		TOTAL VARIABLE RATE SECURITIES				13,936,376

		TOTAL SHORT-TERM INVESTMENTS				78,968,293

		(Cost $78,968,293)
		TOTAL PORTFOLIO - 98.8%				78,968,293
		(Cost $78,968,293)
		OTHER ASSETS & LIABILITIES, NET - 1.2%				968,714

		NET ASSETS - 100.0%				$79,937,007

TIAA-CREF LIFE FUNDS - Money Market Fund

Abbreviation(s):

EFFR	Effective Federal Funds Rate

FRED	Federal Bank Prime Loan Rate

LIBOR	London Interbank Offered Rates

M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2018

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds - 99.9%(a)

FIXED INCOME - 49.9%
3,049,386	TIAA-CREF Life Bond Fund	$30,798,804

	TOTAL FIXED INCOME	30,798,804

INTERNATIONAL EQUITY - 9.9%
689,676	TIAA-CREF Life International Equity Fund	6,138,116

	TOTAL INTERNATIONAL EQUITY	6,138,116

U.S. EQUITY - 40.1%
345,639	TIAA-CREF Life Growth Equity Fund	5,613,182
330,022	TIAA-CREF Life Growth & Income Fund	6,178,010
359,440	TIAA-CREF Life Large-Cap Value Fund	5,592,889
91,301	TIAA-CREF Life Real Estate Securities Fund	1,259,039
74,438	TIAA-CREF Life Small-Cap Equity Fund	1,230,457
202,658	TIAA-CREF Life Stock Index Fund	4,950,928

	TOTAL U.S. EQUITY	24824505

	TOTAL TIAA-CREF LIFE FUNDS	61,761,425

	(Cost $55,144,647)
	TOTAL INVESTMENTS - 99.9%	61,761,425
	(Cost $55,144,647)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	44,560

	NET ASSETS - 100.0%	$61,805,985

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: August 15, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer